UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: MARCH 31, 2018

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

Foresters Financial

First Investors Funds

Income Funds

- Balanced Income
- Floating Rate
- Fund For Income
- Government
- Government Cash Management
- International Opportunities Bond
- Investment Grade
- Limited Duration Bond
- Strategic Income

Equity Funds

Semi-Annual Report **March 31, 2018**

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005, or by visiting our website at www.foresters.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Government Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results. There is no guarantee that a Fund’s investment objective will be achieved.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about its Trustees.

Foresters FinancialTM and ForestersTM are the trade names and trademarks of The Independent Order of Foresters (Foresters), a fraternal benefit society, 789 Don Mills Road, Toronto, Canada M3C 1T9 and its subsidiaries.

Understanding Your Fund’s Expenses (unaudited)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares and, under certain circumstances when a Class A load was waived, on Class A shares); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A and Class B shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2017, and held for the entire six-month period ended March 31, 2018. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares of a Fund, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads) or account fees that are charged to certain types of accounts, such as an annual custodial fee of $15 for certain IRA accounts and certain other retirement accounts or an annual custodial fee of $30 for 403(b) custodial accounts (subject to exceptions and certain waivers as described in the Funds’ Statement of Additional Information). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

Fund Expenses (unaudited)

BALANCED INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.15%
Actual		$1,000.00	$1,000.43	$5.74
Hypothetical**		$1,000.00	$1,019.20	$5.79
Advisor Class Shares	0.82%
Actual		$1,000.00	$1,004.11	$4.10
Hypothetical**		$1,000.00	$1,020.84	$4.13
Institutional Class Shares	0.69%
Actual		$1,000.00	$1,005.86	$3.45
Hypothetical**		$1,000.00	$1,021.49	$3.48

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

BALANCED INCOME FUND

March 31, 2018

Principal Amount		Security	Value
		CORPORATE BONDS—50.0%
		Aerospace/Defense—.5%
$25	M	Bombardier, Inc., 8.75%, 12/1/2021 (a)	$27,531
200	M	Rolls-Royce, PLC, 3.625%, 10/14/2025 (a)	201,123
25	M	TransDigm, Inc., 6.5%, 5/15/2025	25,313
			253,967
		Automotive—1.2%
25	M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025	25,031
25	M	Asbury Automotive Group, Inc., 6%, 12/15/2024	25,562
25	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026 (a)	25,000
55	M	Dana Holding Corp., 5.5%, 12/15/2024	56,100
500	M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	489,840
			621,533
		Building Materials—.1%t
25	M	Building Materials Corp., 5.375%, 11/15/2024 (a)	25,437
25	M	Griffon Corp., 5.25%, 3/1/2022	25,195
			50,632
		Chemicals—1.5%
200	M	Agrium, Inc., 3.375%, 3/15/2025	194,456
25	M	Blue Cube Spinco, Inc., 10%, 10/15/2025	29,500
25	M	Chemours Co., 6.625%, 5/15/2023	26,344
25	M	CVR Partners, LP, 9.25%, 6/15/2023 (a)	26,711
500	M	Dow Chemical Co., 3.5%, 10/1/2024	496,174
25	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025 (a)	26,500
30	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024 (a)	29,550
			829,235
		Consumer Non-Durables—.1%
25	M	Reynolds Group Holdings, Inc., 5.125%, 7/15/2023 (a)	25,274
		Energy—5.9%
25	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022 (a)	25,562
500	M	BP Capital Markets, PLC, 3.216%, 11/28/2023	496,026

Portfolio of Investments (continued)

BALANCED INCOME FUND

March 31, 2018

Principal Amount		Security	Value
		Energy (continued)
$50	M	Endeavor Energy Resources, LP, 5.75%, 1/30/2028 (a)	$50,000
500	M	Enterprise Products Operating, 7.55%, 4/15/2038	677,301
30	M	Exterran Partners, LP, 6%, 10/1/2022	29,925
25	M	Global Partners, LP, 6.25%, 7/15/2022	25,000
500	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	491,755
500	M	Magellan Midstream Partners, LP, 5%, 3/1/2026	537,536
25	M	Matador Resources Co., 6.875%, 4/15/2023	26,063
25	M	Murphy Oil Corp., 6.875%, 8/15/2024	26,125
25	M	NGPL Pipeco, LLC, 4.875%, 8/15/2027 (a)	24,719
25	M	Oasis Petroleum, Inc., 6.875%, 1/15/2023	25,406
25	M	Parkland Fuel Corp., 6%, 4/1/2026 (a)	25,188
25	M	PDC Energy, Inc., 6.125%, 9/15/2024	25,625
25	M	SESI, LLC, 7.75%, 9/15/2024 (a)	25,938
500	M	Valero Energy Corp., 6.625%, 6/15/2037	633,176
25	M	Whiting Petroleum Corp., 5.75%, 3/15/2021	25,312
30	M	WPX Energy, Inc., 5.25%, 9/15/2024	29,700
			3,200,357
		Financial Services—7.1%
500	M	American International Group, Inc., 3.75%, 7/10/2025	493,118
200	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024	213,487
1,000	M	Brookfield Finance, Inc., 4%, 4/1/2024	1,008,664
500	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	541,529
300	M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035	293,797
500	M	General Motors Financial Co., Inc., 5.25%, 3/1/2026	528,935
250	M	Key Bank NA, 3.4%, 5/20/2026	242,029
500	M	Travelers Cos., Inc., 4.05%, 3/7/2048	505,992
			3,827,551
		Financials—9.2%
25	M	Ally Financial, Inc., 8%, 11/1/2031	30,625
		Bank of America Corp.:
500	M	4.1%, 7/24/2023	516,521
400	M	5.875%, 2/7/2042	500,047

Principal Amount		Security	Value
$400	M	Capital One Financial Corp., 3.75%, 4/24/2024	$397,610
500	M	Citigroup, Inc., 4.3%, 11/20/2026	501,168
25	M	DAE Funding, LLC, 5%, 8/1/2024 (a)	23,719
500	M	Deutsche Bank AG, 3.7%, 5/30/2024	483,301
500	M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023	502,275
		Icahn Enterprises, LP:
25	M	6.25%, 2/1/2022	25,500
25	M	6.75%, 2/1/2024	25,531
400	M	JPMorgan Chase & Co., 6.4%, 5/15/2038	521,981
25	M	Ladder Capital Finance Holdings, LLLP, 5.25%, 10/1/2025 (a)	23,750
25	M	LPL Holdings, Inc., 5.75%, 9/15/2025 (a)	24,743
		Morgan Stanley:
100	M	5.5%, 7/28/2021	106,887
500	M	4%, 7/23/2025	505,132
25	M	Springleaf Finance Corp., 7.75%, 10/1/2021	27,156
		U.S. Bancorp:
200	M	3.6%, 9/11/2024	200,658
200	M	3.1%, 4/27/2026	191,136
300	M	Wells Fargo & Co., 5.606%, 1/15/2044	344,714
			4,952,454
		Food/Beverage/Tobacco—1.8%
		Anheuser-Busch InBev Finance, Inc.:
100	M	3.65%, 2/1/2026	99,573
200	M	4.7%, 2/1/2036	212,247
100	M	4.9%, 2/1/2046	108,269
500	M	Dr. Pepper Snapple Group, Inc., 3.43%, 6/15/2027	479,801
25	M	Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (a)	24,340
25	M	Post Holdings, Inc., 5.75%, 3/1/2027 (a)	24,938
			949,168
		Forest Products/Containers—.9%
450	M	Packaging Corp. of America, 3.4%, 12/15/2027	431,356

Portfolio of Investments (continued)

BALANCED INCOME FUND

March 31, 2018

Principal Amount		Security	Value
		Forest Products/Containers (continued)
$25	M	Sealed Air Corp., 6.875%, 7/15/2033 (a)	$27,875
			459,231
		Gaming/Leisure—.1%
25	M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025 (a)	24,029
25	M	Golden Nugget, Inc., 6.75%, 10/15/2024 (a)	25,187
25	M	IRB Holding Corp., 6.75%, 2/15/2026 (a)	24,565
25	M	Viking Cruises, Ltd., 6.25%, 5/15/2025 (a)	25,125
			98,906
		Health Care—1.2%
25	M	Centene Corp., 5.625%, 2/15/2021	25,750
25	M	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	23,156
400	M	CVS Health Corp., 3.875%, 7/20/2025	397,152
25	M	DaVita, Inc., 5.125%, 7/15/2024	24,453
25	M	HCA, Inc., 6.25%, 2/15/2021	26,313
25	M	HealthSouth Corp., 5.75%, 11/1/2024	25,531
25	M	LifePoint Health, Inc., 5.875%, 12/1/2023	25,336
25	M	Mallinckrodt Finance SB, 5.75%, 8/1/2022 (a)	21,500
25	M	Molina Healthcare, Inc., 4.875%, 6/15/2025 (a)	23,438
25	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020	25,313
		Valeant Pharmaceuticals International, Inc.:
25	M	6.5%, 3/15/2022 (a)	25,906
25	M	7.25%, 7/15/2022 (a)	25,094
			668,942
		Information Technology—2.3%
25	M	Alliance Data Systems Corp., 5.375%, 8/1/2022 (a)	25,125
500	M	Apple, Inc., 2.5%, 2/9/2025	474,495
25	M	CommScope Technologies, LLC, 6%, 6/15/2025 (a)	26,138
300	M	Corning, Inc., 7.25%, 8/15/2036	366,605
300	M	Microsoft Corp., 3.45%, 8/8/2036	293,194
25	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024 (a)	24,750

Principal Amount		Security	Value
$25	M	Solera, LLC, 10.5%, 3/1/2024 (a)	$27,938
			1,238,245
		Manufacturing—.1%
25	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023 (a)	26,187
25	M	Grinding Media, Inc., 7.375%, 12/15/2023 (a)	26,313
			52,500
		Media-Broadcasting—1.1%
500	M	Comcast Corp., 4.25%, 1/15/2033	518,904
25	M	Nexstar Broadcasting, Inc., 5.625%, 8/1/2024 (a)	24,555
25	M	Sirius XM Radio, Inc., 6%, 7/15/2024 (a)	25,766
			569,225
		Media-Cable TV—.4%
		CCO Holdings, LLC:
25	M	5.125%, 2/15/2023	25,225
25	M	5.875%, 4/1/2024 (a)	25,500
25	M	Clear Channel Worldwide Holdings, Inc. - Series “A”, 6.5%, 11/15/2022	25,500
50	M	CSC Holdings, LLC, 6.75%, 11/15/2021	52,187
25	M	DISH DBS Corp., 5%, 3/15/2023	22,563
25	M	Gray Television, Inc., 5.875%, 7/15/2026 (a)	24,375
25	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023 (a)	26,406
25	M	Radiate Holdco, LLC, 6.875%, 2/15/2023 (a)	24,313
			226,069
		Media-Diversified—.5%
25	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025	25,437
200	M	Time Warner, Inc., 3.6%, 7/15/2025	194,925
25	M	Tribune Media Co., 5.875%, 7/15/2022	25,469
			245,831

Portfolio of Investments (continued)

BALANCED INCOME FUND

March 31, 2018

Principal Amount		Security	Value
		Metals/Mining—.3%
$25	M	Big River Steel, LLC, 7.25%, 9/1/2025 (a)	$26,000
25	M	Cleveland-Cliffs Inc., 4.875%, 1/15/2024 (a)	24,313
25	M	Commercial Metals Co., 4.875%, 5/15/2023	24,996
25	M	HudBay Minerals, Inc., 7.25%, 1/15/2023 (a)	26,063
25	M	Novelis, Inc., 5.875%, 9/30/2026 (a)	24,563
30	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025 (a)	31,050
			156,985
		Real Estate—6.6%
300	M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028	293,573
450	M	Boston Properties, LP, 2.75%, 10/1/2026	410,404
211	M	Digital Realty Trust, LP, 4.75%, 10/1/2025	220,622
25	M	Equinix, Inc., 5.375%, 4/1/2023	25,656
200	M	ERP Operating, LP, 3.375%, 6/1/2025	197,659
300	M	Essex Portfolio, LP, 3.875%, 5/1/2024	302,212
30	M	Geo Group, Inc., 5.875%, 10/15/2024	29,850
25	M	Greystar Real Estate Partners, 5.75%, 12/1/2025 (a)	25,000
50	M	Iron Mountain, Inc., 5.75%, 8/15/2024	48,688
500	M	Realty Income Corp., 3.25%, 10/15/2022	496,580
200	M	Simon Property Group, LP, 3.375%, 10/1/2024	197,569
500	M	Tanger Properties, LP, 3.125%, 9/1/2026	459,332
300	M	Vornado Realty, LP, 3.5%, 1/15/2025	289,275
		Welltower, Inc.:
400	M	4%, 6/1/2025	400,296
140	M	4.25%, 4/1/2026	141,972
			3,538,688
		Retail-General Merchandise—2.5%
		Amazon.com, Inc.:
200	M	4.8%, 12/5/2034	222,193
400	M	4.05%, 8/22/2047 (a)	402,023
25	M	AmeriGas Partners, LP, 5.5%, 5/20/2025	24,250
500	M	Home Depot, Inc., 5.875%, 12/16/2036	643,728

Principal Amount		Security	Value
$25	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025	$23,563
25	M	KFC Holding Co., LLC, 5%, 6/1/2024 (a)	24,906
			1,340,663
		Services—.1%
50	M	AECOM, 5.125%, 3/15/2027	48,285
25	M	United Rentals, Inc., 4.625%, 10/15/2025	24,375
			72,660
		Telecommunications—1.2%
200	M	AT&T, Inc., 5.15%, 3/15/2042	206,767
25	M	CenturyLink, Inc., 5.8%, 3/15/2022	24,531
25	M	Cincinnati Bell, Inc., 7%, 7/15/2024 (a)	22,500
50	M	GCI, Inc., 6.875%, 4/15/2025	52,625
25	M	Sprint Capital Corp., 6.875%, 11/15/2028	23,375
300	M	Verizon Communications, Inc., 4.272%, 1/15/2036	288,058
25	M	Zayo Group, LLC, 6.375%, 5/15/2025	25,969
			643,825
		Transportation—2.1%
25	M	BCD Acquisition, Inc., 9.625%, 9/15/2023 (a)	27,125
		Burlington Northern Santa Fe, LLC:
100	M	7%, 12/15/2025	123,122
400	M	5.15%, 9/1/2043	464,025
200	M	Cummins, Inc., 4.875%, 10/1/2043	226,442
300	M	Southwest Airlines Co., 3%, 11/15/2026	282,732
25	M	XPO Logistics, Inc., 6.5%, 6/15/2022 (a)	25,875
			1,149,321
		Utilities—2.9%
25	M	Calpine Corp., 5.25%, 6/1/2026 (a)	24,219
25	M	Cheniere Corpus Christi Holdings, 5.875%, 3/31/2025	26,250
500	M	Commonwealth Edison Co., 5.9%, 3/15/2036	616,484
30	M	DCP Midstream, LP, 7.375%, 12/29/2049†	29,944
200	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	205,832

Portfolio of Investments (continued)

BALANCED INCOME FUND

March 31, 2018

Principal Amount or Shares		Security	Value
		Utilities (continued)
$500	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	$512,914
25	M	NRG Yield Operating, LLC, 5%, 9/15/2026	24,688
100	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	100,978
			1,541,309
		Waste Management—.1%
25	M	Covanta Holding Corp., 5.875%, 3/1/2024	24,563
25	M	GFL Environmental, Inc., 5.375%, 3/1/2023 (a)	24,625
			49,188
		Wireless Communications—.2%
25	M	Intelsat Jackson Holdings SA, 8%, 2/15/2024 (a)	26,344
25	M	Level 3 Financing, Inc., 5.375%, 1/15/2024	24,422
25	M	Sprint Communications, Inc., 6%, 11/15/2022	24,594
25	M	T-Mobile USA, Inc., 6%, 3/1/2023	26,063
			101,423
Total Value of Corporate Bonds (cost $27,480,658)			26,863,182
		COMMON STOCKS—37.5%
		Consumer Discretionary—3.0%
4,400		Acushnet Holdings Corp.	101,596
400		CBS Corp. - Class “B”	20,556
7,600		DSW, Inc. - Class “A”	170,696
3,400		Ford Motor Co.	37,672
3,700		L Brands, Inc.	141,377
2,400		Meredith Corp.	129,120
3,900		Nordstrom, Inc.	188,799
4,900		Tapestry, Inc.	257,789
4,400		Tupperware Brands Corp.	212,872
450		Whirlpool Corp.	68,899
2,300		Wyndham Worldwide Corp.	263,189
			1,592,565

Shares	Security	Value
	Consumer Staples—5.0%
7,800	Altria Group, Inc.	$486,096
6,000	B&G Foods, Inc.	142,200
5,200	Coca-Cola Co.	225,836
9,100	Koninklijke Ahold Delhaize NV (ADR)	215,852
3,600	PepsiCo, Inc.	392,940
5,600	Philip Morris International, Inc.	556,640
2,350	Procter & Gamble Co.	186,308
3,700	Sysco Corp.	221,852
3,200	Wal-Mart Stores, Inc.	284,704
		2,712,428
	Energy—2.8%
1,700	Chevron Corp.	193,868
2,350	ExxonMobil Corp.	175,333
3,400	Marathon Petroleum Corp.	248,574
1,400	Occidental Petroleum Corp.	90,944
4,000	PBF Energy, Inc. - Class “A”	135,600
1,600	Phillips 66	153,472
2,800	Royal Dutch Shell, PLC - Class “A” (ADR)	178,668
2,000	Schlumberger, Ltd.	129,560
5,300	Suncor Energy, Inc.	183,062
		1,489,081
	Financials—4.8%
2,300	Ameriprise Financial, Inc.	340,262
3,500	Berkshire Hills Bancorp, Inc.	132,825
1,300	Chubb, Ltd.	177,801
4,200	Discover Financial Services	302,106
3,300	Hamilton Lane, Inc. - Class “A”	122,859
3,600	JPMorgan Chase & Co.	395,892
4,500	MetLife, Inc.	206,505
1,500	PNC Financial Services Group, Inc.	226,860
4,800	U.S. Bancorp	242,400
9,800	Waddell & Reed Financial, Inc. - Class “A”	198,058

Portfolio of Investments (continued)

BALANCED INCOME FUND

March 31, 2018

Shares	Security	Value
	Financials (continued)
4,000	Wells Fargo & Co.	$209,640
		2,555,208
	Health Care—5.0%
6,200	Abbott Laboratories	371,504
6,100	AbbVie, Inc.	577,365
7,300	GlaxoSmithKline, PLC (ADR)	285,211
3,700	Johnson & Johnson	474,155
6,700	Koninklijke Philips NV (ADR)	256,677
4,800	Merck & Co., Inc.	261,456
13,400	Pfizer, Inc.	475,566
		2,701,934
	Industrials—4.6%
2,100	3M Co.	460,992
9,300	General Electric Co.	125,364
2,600	Honeywell International, Inc.	375,726
5,664	Johnson Controls International, PLC	199,599
1,650	Lockheed Martin Corp.	557,584
3,900	Mobile Mini, Inc.	169,650
13,300	Triton International, Ltd.	406,980
1,600	United Technologies Corp.	201,312
		2,497,207
	Information Technology—5.9%
3,800	Apple, Inc.	637,564
10,900	Cisco Systems, Inc.	467,501
5,600	Intel Corp.	291,648
7,200	Maxim Integrated Products, Inc.	433,584
8,100	Microsoft Corp.	739,287
5,600	QUALCOMM, Inc.	310,296
9,100	Travelport Worldwide, Ltd.	148,694
1,300	Western Digital Corp.	119,951
		3,148,525

Shares	Security	Value
	Materials—1.0%
4,600	International Paper Co.	$245,778
1,350	Praxair, Inc.	194,805
2,200	RPM International, Inc.	104,874
		545,457
	Real Estate—2.4%
4,900	Americold Realty Trust (REIT)	93,492
13,000	Brixmor Property Group, Inc. (REIT)	198,250
5,000	Chesapeake Lodging Trust (REIT)	139,050
1,200	Federal Realty Investment Trust (REIT)	139,332
6,500	GGP, Inc. (REIT)	132,990
8,304	RLJ Lodging Trust (REIT)	161,430
10,400	Tanger Factory Outlet Centers, Inc. (REIT)	228,800
6,000	Urstadt Biddle Properties, Inc. - Class “A” (REIT)	115,800
9,400	Whitestone REIT (REIT)	97,666
		1,306,810
	Telecommunication Services—1.3%
10,300	AT&T, Inc.	367,195
6,800	Verizon Communications, Inc.	325,176
		692,371
	Utilities—1.7%
3,200	Black Hills Corp.	173,760
3,800	Duke Energy Corp.	294,386
3,800	Exelon Corp.	148,238
6,400	NiSource, Inc.	153,024
2,500	WEC Energy Group, Inc.	156,750
		926,158
Total Value of Common Stocks (cost $18,277,019)		20,167,744

Portfolio of Investments (continued)

BALANCED INCOME FUND

March 31, 2018

Principal Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES—5.4%
		Fannie Mae
$224	M	3%, 5/1/2029		$225,097
900	M	3.5%, 9/1/2045 - 11/1/2046		903,502
925	M	4%, 11/1/2045 - 7/1/2046		951,860
747	M	4.5%, 1/1/2047 - 2/1/2048 (b)		785,780
56	M	5%, 8/1/2039		60,652
Total Value of Residential Mortgage-Backed Securities (cost $2,980,699)				2,926,891
		PASS-THROUGH CERTIFICATES—.9%
		Transportation
500	M	American Airlines 17-2 AA PTT, 3.35%, 10/15/2029 (cost $504,010) (a)		486,114
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—4.7%
		Federal Home Loan Bank:
1,000	M	1.53%, 4/5/2018		999,862
1,000	M	1.54%, 4/11/2018		999,587
500	M	1.56%, 4/12/2018		499,771
Total Value of Short-Term U.S. Government Agency Obligations (cost $2,499,163)				2,499,220
Total Value of Investments (cost $51,741,549)			98.5%	52,943,151
Other Assets, Less Liabilities			1.5	819,013
Net Assets			100.0%	$53,762,164

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2018.

Summary of Abbreviations:

ADR	American Depositary Receipts
LLLP	Limited Liability Limited Partnership
REIT	Real Estate Investment Trust

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration	Notional Amounts	Value at March 31, 2018	Unrealized Depreciation
(5)	5 Year U.S. Treasury Note	June 2018	$(569,180)	$(572,369)	$(3,189)
(19)	10 Year U.S. Treasury Note	June 2018	(2,275,844)	(2,301,913)	(26,069)
(7)	U.S. Treasury Long Bond	June 2018	(997,828)	(1,026,464)	(28,636)
(Premium received $394)					$(57,894)

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Portfolio of Investments (continued)

BALANCED INCOME FUND

March 31, 2018

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$26,863,182	$—	$26,863,182
Common Stocks	20,167,744	—	—	20,167,744
Residential Mortgage-Backed Securities	—	2,926,891	—	2,926,891
Pass-Through Certificates	—	486,114	—	486,114
Short-Term U.S. Government Agency Obligations	—	2,499,220	—	2,499,220
Total Investments in Securities*	$20,167,744	$32,775,407	$—	$52,943,151

Liabilities
Futures Contracts	$(57,500)	$—	$—	$(57,500)

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds, common stocks and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

FLOATING RATE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.10%
Actual		$1,000.00	$1,017.01	$5.53
Hypothetical**		$1,000.00	$1,019.45	$5.54
Advisor Class Shares	0.90%
Actual		$1,000.00	$1,016.96	$4.53
Hypothetical**		$1,000.00	$1,020.44	$4.53
Institutional Class Shares	0.70%
Actual		$1,000.00	$1,018.78	$3.52
Hypothetical**		$1,000.00	$1,021.44	$3.53

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

FLOATING RATE FUND

March 31, 2018

Principal Amount		Security	Value
		LOAN PARTICIPATIONS†—91.3%
		Aerospace/Defense—.8%
		TransDigm, Inc.:
$1,342	M	4.3980%, 8/22/2024	$1,347,859
344	M	4.6269%, 5/14/2022	345,906
			1,693,765
		Automotive—4.9%
		Dexko Global, Inc.:
2,985	M	5.802%, 7/24/2024	3,015,791
500	M	10.552%, 7/24/2025	505,158
340	M	Horizon Global, 5%, 2/16/2024	336,600
771	M	Innovative XC, 6.58%, 11/29/2022	781,708
1,586	M	Key Safety Systems, Inc., 6.28%, 8/29/2021	1,588,429
1,250	M	Navistar International Corp., 5.21%, 11/6/2024	1,258,075
1,067	M	Superior Industries International, Inc., 6.3769%, 5/22/2024	1,079,596
		Truck Hero, Inc.:
1,092	M	6.2225%, 4/22/2024	1,100,391
500	M	10.4725%, 4/21/2025	503,958
			10,169,706
		Chemicals—5.4%
1,493	M	Archroma Finance Sarl, 5.9702%, 8/12/2024	1,496,231
2,993	M	Avantor Performance Materials Holdings, Inc., 5.8769%, 11/21/2024	3,027,811
2,483	M	ColourOz Investment, 4.7413%, 9/7/2021	2,346,703
		Invictus U.S. Newco, LLC:
500	M	3%, 2/14/2025	504,500
1,000	M	6.75%, 2/13/2026	1,017,915
656	M	Methanol Holdings Trinidad, Ltd., 5.3769%, 6/30/2022	658,899
1,347	M	PQ Group Holdings, Inc., 4.2907%, 2/8/2025	1,352,934
945	M	Venator Finance Sarl, 4.8769%, 8/8/2024	950,567
			11,355,560

Principal Amount		Security	Value
		Consumer Durables—1.2%
		TGP Holdings III, LLC:
$122	M	4.25%, 9/25/2024 (a)	$123,288
181	M	6%, 9/25/2024 (a)	182,885
2,198	M	7.3020%, 9/25/2024 (a)	2,219,152
			2,525,325
		Consumer Non-Durables—1.5%
299	M	Belron International, Ltd, 4.2935%, 11/7/2024	301,494
1,575	M	Kronos Acquisiton Intermediate, Inc., 5.875%, 5/15/2023	1,592,057
1,217	M	Reynolds Group Holdings, Inc., 4.6269%, 2/5/2023	1,224,794
			3,118,345
		Energy—.8%
450	M	California Resources Corp., 6.5721%, 12/31/2022	457,033
1,287	M	Foresight Energy, LLC, 7.6269%, 3/28/2022	1,260,719
			1,717,752
		Financial Services—5.7%
2,722	M	Alliant Holdings Intermediate,LLC, 5.1269%, 8/12/2022	2,740,528
1,835	M	EIG Investors Corp., 5.9563%, 2/9/2023	1,850,541
2,722	M	NFP Corp., 4.8769%, 1/8/2024	2,736,057
4,552	M	USI Holdings Corp., 5.302%, 5/16/2024	4,566,920
			11,894,046
		Financials—4.9%
498	M	Acrisure, LLC, 5.9913%, 11/22/2023	504,754
1,990	M	AssuredPartners, Inc., 5.3769%, 10/22/2024	1,997,462
1,318	M	Canyon Valor Cos., Inc., 5.1269%, 6/16/2023	1,330,847
249	M	Edelman Financial Services, LLC, 5.9702%, 11/11/2024	252,063
		Jaguar Holding Co. I, LLC:
960	M	4.802%, 8/18/2022	964,266
871	M	4.37688%, 8/18/2022	874,925
1,500	M	PI U.K. Holdco II, LLC, 5.3583%, 1/3/2025	1,508,437
1,750	M	Sigma Bidco BV, 3%, 3/6/2025	1,751,094

Portfolio of Investments (continued)

FLOATING RATE FUND

March 31, 2018

Principal Amount		Security	Value
		Financials (continued)
$1,085	M	VFH Parent, LLC, 4.9447%, 12/30/2021	$1,096,520
			10,280,368
		Food/Beverage/Tobacco—1.5%
1,562	M	Chobani, LLC, 5.3769%, 10/10/2023 (a)	1,571,612
1,000	M	Refresco Group NV, 2.75%, 12/13/2024	998,125
525	M	Utz Quality Foods, LLC, 5.3538%, 11/21/2024	530,988
			3,100,725
		Forest Products/Containers—2.4%
1,737	M	BWay Holding Co., 4.9580%, 4/3/2024	1,748,095
3,270	M	Coveris Holdings SA, 5.582789%, 6/29/2022	3,288,903
			5,036,998
		Gaming/Leisure—11.5%
		AMC Entertainment Holdings, Inc.:
867	M	4.0266%, 12/15/2022	870,571
371	M	4.0266%, 12/15/2023	372,256
3,990	M	Caesars Entertainment Operating Co., Inc., 4.6269%, 12/23/2024	4,019,675
2,978	M	Cyan Blue Holdco 2, Ltd., 5.052%, 8/23/2024	2,981,259
2,500	M	Dorna Sports SL, 3.25%, 4/12/2024	2,484,375
3,865	M	Golden Nugget, Inc., 4.9788%, 10/4/2023	3,902,120
1,300	M	La Quinta Intermediate Holdings, LLC, 4.4702%, 4/14/2021	1,304,836
		Landry’s, Inc.:
650	M	5.03893%, 10/4/2023	655,960
456	M	4.90006%, 10/4/2023	460,229
1,454	M	Live Nation Entertainment, Inc., 3.4375%, 10/31/2023	1,466,684
2,400	M	Scientific Games International, 2.75%, 8/14/2024	2,411,256
860	M	Seminole Hard Rock Entertainment, Inc., 4.4434%, 5/14/2020	867,111
		WorldStrides Lakeland Tours:
162	M	4%, 12/16/2024	164,348
1,971	M	6.1245%, 12/16/2024	1,995,649
			23,956,329

Principal Amount		Security	Value
		Health Care—8.7%
		Air Medical Group Holdings, Inc.:
$1,315	M	4.9362%, 4/28/2022	$1,322,304
175	M	6.015%, 3/14/2025	176,472
1,100	M	Air Methods Corp., 5.802%, 4/22/2024	1,105,637
250	M	Albany Molecular Research, Inc., 8.8769%, 8/30/2025	251,875
1,985	M	American Renal Holdings, Inc., 5.1269%, 6/21/2024	1,990,578
900	M	Amneal Pharmaceuticals, LLC, 3.5%, 3/21/2025 (a)	903,375
375	M	Concentra Operating Corp., 4.53%, 6/1/2022	378,202
607	M	Envision Healthcare Corp., 4.88%, 12/01/2023	610,361
1,496	M	Equian Buyer Corp., 5.1539%, 5/20/2024	1,506,054
987	M	ExamWorks Group, Inc., 5.1269%, 7/27/2023	996,095
993	M	Geronimo Intermediate Parent, Inc., 5.1269%, 6/22/2023	1,001,810
		Mallinckrodt International Finance SA:
462	M	5.203%, 9/24/2024	460,902
500	M	4.82%, 2/24/2025	501,615
469	M	MPH Acquisition Holdings, LLC, 5.052%, 6/7/2023	471,415
188	M	Onex Carestream Finance, LP, 5.8769%, 6/7/2019	189,733
348	M	Parexel International Corp., 4.6269%, 9/27/2024	348,905
		PetVet Care Centers, LLC:
1,500	M	4.5266%, 1/31/2025	1,490,003
500	M	8.0266%, 1/31/2026	502,500
750	M	PharMerica Corp., 5.2113%, 12/6/2024	753,518
1,485	M	Sterigenics-Nordion Holdings, LLC, 4.8769%, 5/15/2022	1,489,641
820	M	U.S. Anesthesia Partners Inc., 4.8769%, 6/23/2024	824,672
756	M	Valeant Pharmaceuticals International, Inc., 5.24%, 4/1/2022	765,002
			18,040,669
		Information Technology—9.1%
1,671	M	Avast Holdings BV, 5.052%, 9/30/2023	1,682,380
866	M	Change Heathcare Holdings, Inc., 4.6269%, 3/1/2024	869,295
970	M	Digicel International Finance, Ltd., 5.02%, 5/27/2024	967,324
3,275	M	DigiCert Holdings, Inc., 6.5223%, 10/31/2024	3,315,527
740	M	Hyland Software, Inc., 5.1269%, 7/1/2022	747,166
1,995	M	ION Trading Technologies, Ltd., 5.052%, 11/21/2024	1,980,038

Portfolio of Investments (continued)

FLOATING RATE FUND

March 31, 2018

Principal Amount		Security	Value
		Information Technology (continued)
$2,313	M	Project Leopard Holdings, Inc., 5.8769%, 7/7/2023	$2,331,469
1,450	M	Quest Software U.S. Holdings, Inc., 7.2723%, 10/31/2022	1,479,712
723	M	Redtop Acquisitions, Ltd., 5.02225%, 12/3/2020	724,724
1,995	M	Solarwinds, Inc., 4.8769%, 2/5/2024	2,006,232
2,275	M	SS&C Technologies Holdings, Inc, 2.5%, 2/28/2025	2,290,322
606	M	Western Digital Corp., 3.8769%, 4/29/2023	609,705
			19,003,894
		Manufacturing—7.5%
2,000	M	Altran Technologies SA, 4.5721%, 1/31/2025	2,015,830
2,200	M	AMG Advanced Metallurgical, 3%, 2/3/2025	2,222,000
3,473	M	Brand Energy & Infrastructure Services, Inc., 6.0012%, 6/21/2024	3,507,619
997	M	Engineered Machinery Holdings, Inc., 5.552%, 7/19/2024	999,061
1,350	M	Filtration Group Corp., 3.5%, 3/27/2025 (a)	1,360,125
992	M	Gardner Denver, Inc., 5.052%, 7/30/2024	998,345
1,500	M	GrafTech International, Ltd., 5.2396%, 2/12/2025	1,501,876
2,474	M	HII Holding Corp., 5.12688%, 12/20/2019	2,268,261
750	M	NCI Building Systems, Inc., 3.8769%, 2/7/2025	750,938
			15,624,055
		Media-Broadcasting—4.4%
1,216	M	Altice Financing SA, 4.4702%, 7/15/2025	1,196,815
1,340	M	Altice U.S. Finance I Corp., 4.5223%, 6/22/2025	1,293,535
124	M	CBS Radio, Inc., 4.6225%, 11/18/2024	125,289
272	M	Mission Broadcasting, Inc., 4.1642%, 1/17/2024 (a)	273,388
2,140	M	Nexstar Broadcasting, Inc., 4.1642%, 1/17/2024 (a)	2,150,196
4,000	M	Sinclair Broadcasting Group, 2.5%, 12/12/2024	4,022,500
			9,061,723
		Media-Cable TV—5.0%
3,775	M	Atlantic Broadband Finance, LLC, 4.25188%, 8/11/2024	3,780,908
		CSC Holdings, LLC:
1,857	M	4.0364%, 7/17/2025	1,857,255
250	M	4.2766%, 1/25/2026	250,820

Principal Amount		Security	Value
$741	M	Gray Television, Inc., 3.9201%, 2/07/2024	$745,254
1,739	M	Midcontinent Communications, Inc., 3.9896%, 12/31/2023	1,751,567
1,493	M	Raycom TV Broadcasting, LLC, 3.8707%, 8/23/2024	1,496,231
600	M	Ziggo Secured Finance Partnership, 4.2766%, 4/15/2025	596,502
			10,478,537
		Media-Diversified—.2%
462	M	Tribune Media Co., 4.8769%, 1/26/2024	463,159
		Metals/Mining—2.4%
1,238	M	Arch Coal, Inc., 5.1269%, 3/7/2024	1,240,594
1,368	M	Big River Steel, LLC, 7.302%, 8/23/2023	1,390,357
1,397	M	MRC Global (U.S.), Inc., 5.3869%, 9/20/2024	1,405,228
846	M	TMS International Corp., 4.6269%, 8/14/2024	849,699
			4,885,878
		Retail-General Merchandise—4.5%
1,437	M	1011778 B.C., ULC, 4.2937%, 2/16/2024	1,440,135
1,290	M	BJ’s Wholesale Club, Inc., 5.1905%, 2/3/2024	1,290,734
907	M	CNT Holdings III Corp., 5.13%, 1/22/2023	881,656
1,519	M	Harbor Freight Tools USA, Inc., 4.3769%, 8/18/2023	1,522,676
1,037	M	Party City Holdings, Inc., 4.4874%, 8/19/2022	1,042,124
1,995	M	Staples, Inc., 5.787%, 9/12/2024	1,979,040
1,147	M	Varsity Brands, 5.3769%, 12/7/2024	1,158,493
			9,314,858
		Services—.7%
531	M	GW Honos Security Corp., 5.5106%, 5/24/2024	537,143
936	M	Monitronics International, Inc., 7.802%, 9/30/2022	914,593
			1,451,736
		Telecommunications—.8%
1,675	M	Cincinnati Bell, Inc., 5.4447%, 10/2/2024	1,689,656
		Utilities—4.9%
2,864	M	Calpine Corp., 4.81%, 1/15/2024	2,875,363

Portfolio of Investments (continued)

FLOATING RATE FUND

March 31, 2018

Principal Amount		Security	Value
		Utilities (continued)
$1,570	M	Charah, LLC, 8.1864%, 10/25/2024	$1,588,644
1,993	M	Dayton Power & Light Co., 3.88%, 8/24/2022	2,005,279
1,496	M	ExGen Renewables I, LLC, 4.99%, 11/28/2024	1,514,961
		HD Supply, Inc.:
626	M	4.552%, 8/13/2021	631,184
543	M	4.802%, 10/17/2023	547,445
1,062	M	Talen Energy Supply, LLC, 5.8769%, 7/15/2023	1,045,666
			10,208,542
		Waste Management—.5%
1,000	M	Gopher Resource, LLC, 5.4784%, 3/6/2025	1,009,690
		Wireless Communications—2.0%
1,000	M	Intelsat Jackson Holdings SA, 5.7063%, 11/27/2023	1,001,980
1,436	M	Sprint Communications, Inc., 4.4375%, 2/2/2024	1,437,474
1,689	M	Telesat Canada, 5.31%, 11/17/2023	1,700,098
			4,139,552
Total Value of Loan Participations (cost $188,712,569)			190,220,868
		CORPORATE BONDS—5.0%
		Aerospace/Defense—.2%
325	M	Bombardier, Inc., 8.75%, 12/1/2021 (b)	357,906
		Energy—.5%
750	M	Oasis Petroleum, Inc., 6.5%, 11/1/2021	763,125
271	M	Precision Drilling Corp., 6.5%, 12/15/2021	274,388
			1,037,513
		Financials—.7%
		DAE Funding, LLC:
300	M	4%, 8/1/2020 (b)	293,250
350	M	4.5%, 8/1/2022 (b)	332,937
850	M	Icahn Enterprises, LP, 6.25%, 2/1/2022	867,000
			1,493,187

Principal Amount		Security	Value
		Forest Products/Containers—1.0%
$1,000	M	Ardagh Holdings USA, Inc., 7.25%, 5/15/2024 (b)	$1,067,500
900	M	BWAY Holding Co., 5.5%, 4/15/2024 (b)	907,875
			1,975,375
		Health Care—.8%
800	M	Centene Corp., 5.625%, 2/15/2021	824,000
450	M	Endo Finance, LLC, 7.25%, 1/15/2022 (b)	392,625
450	M	Molina Healthcare, Inc., 5.375%, 11/15/2022	446,625
			1,663,250
		Media-Cable TV—.9%
750	M	CSC Holdings, LLC, 10.125%, 1/15/2023 (b)	834,375
500	M	DISH DBS Corp., 7.875%, 9/1/2019	523,750
425	M	Numericable Group SA, 6.25%, 5/15/2024 (b)	402,156
			1,760,281
		Metals/Mining—.2%
100	M	Aleris International, Inc., 9.5%, 4/1/2021 (b)	104,375
325	M	Teck Resources, Ltd., 8.5%, 6/1/2024 (b)	361,953
			466,328
		Services—.2%
450	M	Cimpress NV, 7%, 4/1/2022 (b)	471,375
		Telecommunications—.3%
650	M	GCI, Inc., 6.875%, 4/15/2025	684,125
		Utilities—.2%
430	M	Calpine Corp., 6%, 1/15/2022 (b)	442,534
Total Value of Corporate Bonds (cost $10,476,103)			10,351,874

Portfolio of Investments (continued)

FLOATING RATE FUND

March 31, 2018

Principal Amount	Security		Value
	SHORT-TERM CORPORATE NOTES—3.6%
$7,500M	Federal Home Loan Bank, 1.7%, 4/26/2018 (cost $7,491,139)		$7,491,750
Total Value of Investments (cost $206,679,811)		99.9%	208,064,492
Other Assets, Less Liabilities		.1	145,965
Net Assets		100.0%	$208,210,457

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2018.

Summary of Abbreviations:

ULC	Unlimited Liability Corporation

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

See notes to financial statements

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$190,220,868	$—	$190,220,868
Corporate Bonds	—	10,351,874	—	10,351,874
Short-Term U.S. Government Agency Obligations	—	7,491,750	—	7,491,750
Total Investments in Securities*	$—	$208,064,492	$—	$208,064,492

*	The Portfolio of Investments provides information on the industry categorization of loan participations and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.21%
Actual		$1,000.00	$ 992.72	$ 6.01
Hypothetical**		$1,000.00	$ 1,018.90	$ 6.09
Class B Shares	2.02%
Actual		$1,000.00	$ 950.13	$ 9.82
Hypothetical**		$1,000.00	$ 1,014.86	$ 10.15
Advisor Class Shares	0.95%
Actual		$1,000.00	$ 994.05	$ 4.72
Hypothetical**		$1,000.00	$ 1,020.19	$ 4.78
Institutional Class Shares	0.79%
Actual		$1,000.00	$ 994.89	$ 3.93
Hypothetical**		$1,000.00	$ 1,020.99	$ 3.98

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

FUND FOR INCOME

March 31, 2018

Principal Amount		Security	Value
		CORPORATE BONDS—90.4%
		Aerospace/Defense—2.6%
		Bombardier, Inc.:
$2,600	M	8.75%, 12/1/2021 (a)	$2,863,250
1,950	M	7.5%, 12/1/2024 (a)	2,023,125
1,200	M	7.5%, 3/15/2025 (a)	1,237,500
3,275	M	KLX, Inc., 5.875%, 12/1/2022 (a)	3,386,514
		Meccanica Holdings USA, Inc.:
1,871	M	7.375%, 7/15/2039 (a)	2,291,975
750	M	6.25%, 1/15/2040 (a)	832,500
		TransDigm, Inc.:
1,650	M	5.5%, 10/15/2020	1,662,375
3,225	M	6.375%, 6/15/2026	3,257,250
			17,554,489
		Automotive—2.7%
3,500	M	Adient Global Holdings, Ltd., 4.875%, 8/15/2026 (a)	3,325,000
1,475	M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025	1,476,844
1,725	M	Asbury Automotive Group, Inc., 6%, 12/15/2024	1,763,813
1,700	M	Avis Budget Group, Inc., 6.375%, 4/1/2024 (a)	1,725,500
1,675	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026 (a)	1,675,000
1,000	M	Dana Financing Luxembourg Sarl, 6.5%, 6/1/2026 (a)	1,042,500
		Dana Holding Corp.:
2,000	M	6%, 9/15/2023	2,077,000
700	M	5.5%, 12/15/2024	714,000
1,425	M	Group 1 Automotive, Inc., 5.25%, 12/15/2023 (a)	1,432,125
1,650	M	Hertz Corp., 7.625%, 6/1/2022 (a)	1,678,875
1,675	M	Meritor, Inc., 6.25%, 2/15/2024	1,748,281
			18,658,938
		Building Materials—1.2%
3,250	M	Building Materials Corp., 5.375%, 11/15/2024 (a)	3,306,875
3,425	M	Griffon Corp., 5.25%, 3/1/2022	3,451,715
1,200	M	New Enterprise Stone & Lime Co., 6.25%, 3/15/2026 (a)	1,204,500
			7,963,090

Portfolio of Investments (continued)

FUND FOR INCOME

March 31, 2018

Principal Amount		Security	Value
		Chemicals—2.6%
$1,200	M	A. Schulman, Inc., 6.875%, 6/1/2023	$1,272,000
1,800	M	Blue Cube Spinco, Inc., 10%, 10/15/2025	2,124,000
1,850	M	CF Industries, Inc., 4.95%, 6/1/2043	1,621,063
1,625	M	Chemours Co., 6.625%, 5/15/2023	1,712,344
1,950	M	CVR Partners, LP, 9.25%, 6/15/2023 (a)	2,083,478
1,600	M	PQ Corp., 6.75%, 11/15/2022 (a)	1,688,000
4,300	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025 (a)	4,558,000
2,475	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024 (a)	2,437,875
			17,496,760
		Consumer Non-Durables—1.2%
1,600	M	First Quality Finance Co., 4.625%, 5/15/2021 (a)	1,600,000
3,575	M	Kronos Acquisition, Inc., 9%, 8/15/2023 (a)	3,405,188
1,525	M	Reynolds Group Holdings, Inc., 5.125%, 7/15/2023 (a)	1,541,699
1,375	M	Standard Industries, Inc., 5.5%, 2/15/2023 (a)	1,426,562
			7,973,449
		Energy—12.5%
		Andeavor Logistics, LP:
725	M	5.2%, 12/1/2047	716,488
1,700	M	6.875%, 12/29/2049	1,711,050
		Antero Resources Corp.:
950	M	5.375%, 11/1/2021	970,187
475	M	5.125%, 12/1/2022	480,937
1,725	M	Baytex Energy Corp., 5.125%, 6/1/2021 (a)	1,621,500
1,475	M	Berry Petroleum Co., 7%, 2/15/2026 (a)	1,490,192
1,375	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022 (a)	1,405,938
850	M	Callon Petroleum Co., 6.125%, 10/1/2024	873,630
		Carrizo Oil & Gas, Inc.:
500	M	6.25%, 4/15/2023	502,500
600	M	8.25%, 7/15/2025	631,500
2,175	M	Chesapeake Energy Corp., 8%, 1/15/2025 (a)	2,109,750
925	M	CONSOL Energy, Inc., 5.875%, 4/15/2022	933,094

Principal Amount		Security	Value
		Consolidated Energy Finance SA:
$1,700	M	6.75%, 10/15/2019 (a)	$1,721,250
1,400	M	6.875%, 6/15/2025 (a)	1,470,000
		Continental Resources, Inc.:
1,775	M	3.8%, 6/1/2024	1,715,094
1,950	M	4.375%, 1/15/2028 (a)	1,903,687
		Crestwood Midstream Partners, LP:
2,175	M	6.25%, 4/1/2023	2,202,187
1,375	M	5.75%, 4/1/2025	1,368,125
1,825	M	CSI Compressco, LP, 7.5%, 4/1/2025 (a)	1,847,812
		DCP Midstream Operating, LP:
2,250	M	5.35%, 3/15/2020 (a)	2,323,125
1,575	M	7.375%, 12/29/2049 †	1,572,047
1,775	M	Delek Logistics Partners, LP, 6.75%, 5/15/2025 (a)	1,801,625
		Diamondback Energy, Inc.:
500	M	4.75%, 11/1/2024	496,250
775	M	5.375%, 5/31/2025 (a)	787,981
		Endeavor Energy Resources, LP:
1,825	M	5.5%, 1/30/2026 (a)	1,820,437
1,475	M	5.75%, 1/30/2028 (a)	1,475,000
2,767	M	Exterran Partners, LP, 6%, 10/1/2022	2,760,083
975	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021	970,125
		Genesis Energy, LP:
1,400	M	6.75%, 8/1/2022	1,443,750
500	M	5.625%, 6/15/2024	473,750
1,875	M	Global Partners, LP, 6.25%, 7/15/2022	1,875,000
1,150	M	Gulfport Energy Corp., 6.375%, 5/15/2025	1,105,437
1,300	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022	1,296,750
1,825	M	Matador Resources Co., 6.875%, 4/15/2023	1,902,563
		Murphy Oil Corp.:
1,425	M	4.7%, 12/1/2022	1,382,250
1,100	M	5.75%, 8/15/2025	1,086,250
700	M	5.875%, 12/1/2042	644,000
1,850	M	Nabors Industries, Inc., 5.75%, 2/1/2025 (a)	1,748,250
1,675	M	Newfield Exploration Co., 5.375%, 1/1/2026	1,737,812

Portfolio of Investments (continued)

FUND FOR INCOME

March 31, 2018

Principal Amount		Security	Value
		Energy (continued)
$1,725	M	NGPL Pipeco, LLC, 4.875%, 8/15/2027 (a)	$1,705,594
1,750	M	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,778,438
1,650	M	Parkland Fuel Corp., 6%, 4/1/2026 (a)	1,662,375
		Parsley Energy, LLC:
425	M	6.25%, 6/1/2024 (a)	441,469
1,775	M	5.25%, 8/15/2025 (a)	1,768,344
300	M	5.625%, 10/15/2027 (a)	300,750
		PDC Energy, Inc.:
1,250	M	6.125%, 9/15/2024	1,281,250
675	M	5.75%, 5/15/2026 (a)	664,031
		Precision Drilling Corp.:
1,148	M	6.5%, 12/15/2021	1,162,350
950	M	7.125%, 1/15/2026 (a)	942,875
1,350	M	QEP Resources, Inc., 6.875%, 3/1/2021	1,437,750
350	M	Range Resources Corp., 4.875%, 5/15/2025	326,375
700	M	RSP Permian, Inc., 5.25%, 1/15/2025	727,125
575	M	SESI, LLC, 7.75%, 9/15/2024 (a)	596,563
1,025	M	SM Energy Co., 5%, 1/15/2024	955,812
		Southwestern Energy Co.:
1,000	M	7.5%, 4/1/2026	1,015,000
1,250	M	7.75%, 10/1/2027	1,278,125
700	M	Suburban Propane Partners, LP, 5.875%, 3/1/2027	666,750
1,125	M	Sunoco, LP, 5.875%, 3/15/2028 (a)	1,089,844
		Targa Resources Partners, LP:
900	M	5.25%, 5/1/2023	909,000
2,800	M	4.25%, 11/15/2023	2,698,500
325	M	TransMontaigne Partners, LP, 6.125%, 2/15/2026	327,438
375	M	Unit Corp., 6.625%, 5/15/2021	376,875
		Weatherford Bermuda, PLC:
600	M	4.5%, 4/15/2022	493,500
625	M	6.5%, 8/1/2036	446,875
2,375	M	Whiting Petroleum Corp., 6.25%, 4/1/2023	2,410,625
3,150	M	WPX Energy, Inc., 6%, 1/15/2022	3,252,375
			85,093,414

Principal Amount		Security	Value
		Financials—6.9%
$2,225	M	Ally Financial, Inc., 8%, 11/1/2031	$2,725,625
1,925	M	Arch Merger Sub, Inc., 8.5%, 9/15/2025 (a)	1,785,437
1,825	M	Argos Merger Sub, Inc., 7.125%, 3/15/2023 (a)	1,044,812
1,200	M	AssuredPartners, Inc., 7%, 8/15/2025 (a)	1,188,000
1,525	M	Credit Suisse Group AG, 7.5%, 12/11/2023 (a)	1,654,779
2,575	M	CSTN Merger Sub, Inc., 6.75%, 8/15/2024 (a)	2,564,571
3,600	M	DAE Funding, LLC, 5%, 8/1/2024 (a)	3,415,500
		Icahn Enterprises, LP:
2,225	M	6.25%, 2/1/2022	2,269,500
1,450	M	6.75%, 2/1/2024	1,480,813
1,000	M	6.375%, 12/15/2025	1,007,500
		Intesa Sanpaolo SpA:
3,425	M	5.017%, 6/26/2024 (a)	3,382,708
1,675	M	5.71%, 1/15/2026 (a)	1,683,589
		Ladder Capital Finance Holdings, LLLP:
325	M	5.875%, 8/1/2021 (a)	331,893
1,350	M	5.25%, 3/15/2022 (a)	1,353,375
2,700	M	5.25%, 10/1/2025 (a)	2,565,000
2,425	M	LPL Holdings, Inc., 5.75%, 9/15/2025 (a)	2,400,023
2,650	M	Navient Corp., 5.875%, 3/25/2021	2,719,563
2,550	M	Royal Bank of Scotland Group, PLC, 8.625%, 8/15/2021	2,776,312
1,600	M	Societe Generale SA, 7.375%, 9/13/2071 (a)	1,706,000
		Springleaf Finance Corp.:
1,225	M	7.75%, 10/1/2021	1,330,656
1,450	M	5.625%, 3/15/2023	1,426,438
1,600	M	6.875%, 3/15/2025	1,610,000
4,325	M	UniCredit SpA, 5.861%, 6/19/2032 (a)	4,401,596
			46,823,690
		Food/Beverage/Tobacco—1.8%
1,225	M	Barry Callebault Services SA, 5.5%, 6/15/2023 (a)	1,311,975
2,050	M	JBS USA LUX SA, 6.75%, 2/15/2028 (a)	1,970,562
625	M	Lamb Weston Holdings, Inc., 4.875%, 11/1/2026 (a)	621,094

Portfolio of Investments (continued)

FUND FOR INCOME

March 31, 2018

Principal Amount		Security	Value
		Food/Beverage/Tobacco (continued)
		Pilgrim’s Pride Corp.:
$250	M	5.75%, 3/15/2025 (a)	$243,403
2,075	M	5.875%, 9/30/2027 (a)	1,960,460
		Post Holdings, Inc.:
1,725	M	5.5%, 3/1/2025 (a)	1,703,438
2,800	M	5.75%, 3/1/2027 (a)	2,793,000
1,300	M	Simmons Foods, Inc., 5.75%, 11/1/2024 (a)	1,181,375
350	M	Vector Group, Ltd., 6.125%, 2/1/2025 (a)	350,875
			12,136,182
		Forest Products/Containers—2.5%
		Ardagh Holdings USA, Inc.:
525	M	4.625%, 5/15/2023 (a)	528,937
4,750	M	7.25%, 5/15/2024 (a)	5,070,625
		BWAY Holding Co.:
1,725	M	5.5%, 4/15/2024 (a)	1,740,094
2,825	M	7.25%, 4/15/2025 (a)	2,888,562
2,000	M	Crown Americas, LLC, 4.25%, 9/30/2026	1,855,000
		Mercer International, Inc.:
350	M	7.75%, 12/1/2022	372,312
1,175	M	6.5%, 2/1/2024	1,233,750
525	M	5.5%, 1/15/2026 (a)	522,375
2,175	M	Sealed Air Corp., 6.875%, 7/15/2033 (a)	2,425,125
			16,636,780
		Gaming/Leisure—3.1%
2,300	M	Boyd Gaming Corp., 6.875%, 5/15/2023	2,435,125
3,100	M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025 (a)	2,979,658
		Golden Nugget, Inc.:
1,425	M	8.75%, 10/1/2025 (a)	1,482,000
1,875	M	6.75%, 10/15/2024 (a)	1,889,044
3,750	M	IRB Holding Corp., 6.75%, 2/15/2026 (a)	3,684,750
575	M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024 (a)	599,437
1,650	M	National CineMedia, LLC, 6%, 4/15/2022	1,674,750
1,125	M	Silversea Cruise Finance, Ltd., 7.25%, 2/1/2025 (a)	1,195,313

Principal Amount		Security	Value
		Viking Cruises, Ltd.:
$3,325	M	6.25%, 5/15/2025 (a)	$3,341,625
1,500	M	5.875%, 9/15/2027 (a)	1,425,000
			20,706,702
		Health Care—6.8%
2,725	M	Centene Corp., 6.125%, 2/15/2024	2,842,720
		CHS/Community Health Systems, Inc.:
1,125	M	7.125%, 7/15/2020	922,500
950	M	5.125%, 8/1/2021	888,250
2,450	M	6.25%, 3/31/2023	2,269,313
5,575	M	DaVita, Inc., 5.125%, 7/15/2024	5,453,047
		Endo Finance, LLC:
725	M	7.25%, 1/15/2022 (a)	632,562
1,575	M	6%, 7/15/2023 (a)	1,197,000
375	M	6%, 2/1/2025 (a)	270,937
		HCA, Inc.:
3,600	M	6.25%, 2/15/2021	3,789,000
1,800	M	5.875%, 5/1/2023	1,867,500
		HealthSouth Corp.:
1,150	M	5.125%, 3/15/2023	1,170,125
1,325	M	5.75%, 11/1/2024	1,353,156
300	M	inVentiv Group Holdings, Inc., 7.5%, 10/1/2024 (a)	320,250
		LifePoint Health, Inc.:
2,900	M	5.875%, 12/1/2023	2,939,005
1,175	M	5.375%, 5/1/2024	1,152,969
		Mallinckrodt Finance SB:
2,575	M	5.75%, 8/1/2022 (a)	2,214,500
1,025	M	5.5%, 4/15/2025 (a)	800,781
		Molina Healthcare, Inc.:
2,925	M	5.375%, 11/15/2022	2,903,062
1,750	M	4.875%, 6/15/2025 (a)	1,640,625
775	M	MPH Operating Partnership, LP, 7.125%, 6/1/2024 (a)	802,125
1,775	M	Polaris Intermediate Corp., 8.5%, 12/1/2022 (a)	1,814,955

Portfolio of Investments (continued)

FUND FOR INCOME

March 31, 2018

Principal Amount		Security	Value
		Health Care (continued)
$850	M	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023 (a)	$888,250
1,534	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020	1,553,175
		Valeant Pharmaceuticals International, Inc.:
400	M	6.5%, 3/15/2022 (a)	414,500
1,925	M	7.25%, 7/15/2022 (a)	1,932,219
800	M	7%, 3/15/2024 (a)	837,000
2,150	M	6.125%, 4/15/2025 (a)	1,863,513
1,900	M	9%, 12/15/2025 (a)	1,895,250
			46,628,289
		Home Building—.2%
1,650	M	William Lyon Homes, Inc., 6%, 9/1/2023 (a)	1,652,063
		Information Technology—4.2%
3,850	M	Alliance Data Systems Corp., 5.375%, 8/1/2022 (a)	3,869,250
1,650	M	CDW, LLC, 5%, 9/1/2025	1,650,000
1,625	M	CommScope Technologies, LLC, 6%, 6/15/2025 (a)	1,698,938
		Diamond 1 Finance Corp.:
1,525	M	5.875%, 6/15/2021 (a)	1,570,750
1,200	M	6.02%, 6/15/2026 (a)	1,294,357
1,325	M	Equinix, Inc., 5.875%, 1/15/2026	1,384,625
825	M	Match Group, Inc., 6.375%, 6/1/2024	880,687
		NCR Corp.:
600	M	4.625%, 2/15/2021	598,500
525	M	5.875%, 12/15/2021	536,156
1,375	M	Nuance Communications, Inc., 6%, 7/1/2024	1,416,250
1,000	M	NXP BV, 3.875%, 9/1/2022 (a)	995,000
1,300	M	Open Text Corp., 5.625%, 1/15/2023 (a)	1,353,625
3,850	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024 (a)	3,811,500
1,800	M	Radiate Holdco, LLC, 6.625%, 2/15/2025 (a)	1,660,500
1,225	M	Sensata Technologies U.K. Financing Co., 6.25%, 2/15/2026 (a)	1,293,539
3,975	M	Solera, LLC, 10.5%, 3/1/2024 (a)	4,442,063
			28,455,740

Principal Amount		Security	Value
		Manufacturing—2.3%
$800	M	American Woodmark Corp., 4.875%, 3/15/2026 (a)	$783,000
2,525	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023 (a)	2,644,938
700	M	Boise Cascade Co., 5.625%, 9/1/2024 (a)	719,250
775	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 7/15/2025 (a)	809,875
925	M	Cloud Crane, LLC, 10.125%, 8/1/2024 (a)	1,026,750
2,925	M	Grinding Media, Inc., 7.375%, 12/15/2023 (a)	3,078,563
2,050	M	H&E Equipment Services, Inc., 5.625%, 9/1/2025	2,073,062
1,300	M	Park-Ohio Industries, Inc., 6.625%, 4/15/2027	1,352,000
3,025	M	Wabash National Corp., 5.5%, 10/1/2025 (a)	2,956,938
			15,444,376
		Media-Broadcasting—2.0%
		Belo Corp.:
725	M	7.75%, 6/1/2027	804,750
150	M	7.25%, 9/15/2027	162,187
2,225	M	LIN Television Corp., 5.875%, 11/15/2022	2,300,094
		Nexstar Broadcasting, Inc.:
1,625	M	6.125%, 2/15/2022 (a)	1,677,325
2,075	M	5.625%, 8/1/2024 (a)	2,038,065
		Sinclair Television Group, Inc.:
2,175	M	5.375%, 4/1/2021	2,199,469
475	M	5.625%, 8/1/2024 (a)	472,625
975	M	5.875%, 3/15/2026 (a)	968,906
575	M	5.125%, 2/15/2027 (a)	536,187
2,150	M	Sirius XM Radio, Inc., 6%, 7/15/2024 (a)	2,215,833
			13,375,441
		Media-Cable TV—9.9%
		Altice Financing SA:
3,675	M	6.625%, 2/15/2023 (a)	3,647,438
1,150	M	7.5%, 5/15/2026 (a)	1,129,875
		Altice Finco SA:
970	M	8.125%, 1/15/2024 (a)	1,003,950
900	M	7.625%, 2/15/2025 (a)	891,000

Portfolio of Investments (continued)

FUND FOR INCOME

March 31, 2018

Principal Amount		Security	Value
		Media-Cable TV (continued)
		Altice U.S. Finance I Corp.:
$2,625	M	5.375%, 7/15/2023 (a)	$2,665,688
1,325	M	5.5%, 5/15/2026 (a)	1,298,367
775	M	AMC Networks, Inc., 4.75%, 8/1/2025	748,751
1,250	M	Block Communications, Inc., 6.875%, 2/15/2025 (a)	1,263,225
		CCO Holdings, LLC:
2,275	M	5.125%, 2/15/2023	2,295,475
925	M	5.75%, 9/1/2023	941,188
3,675	M	5.875%, 4/1/2024 (a)	3,748,500
1,350	M	5.125%, 5/1/2027 (a)	1,285,065
1,275	M	5.875%, 5/1/2027 (a)	1,278,187
975	M	5%, 2/1/2028 (a)	918,937
		Cequel Communications Holdings I, LLC:
1,457	M	6.375%, 9/15/2020 (a)	1,486,184
1,700	M	7.75%, 7/15/2025 (a)	1,806,250
		Clear Channel Worldwide Holdings, Inc.:
2,900	M	Series “A”, 6.5%, 11/15/2022	2,958,000
3,775	M	Series “B”, 6.5%, 11/15/2022	3,872,018
		CSC Holdings, LLC:
7,400	M	10.125%, 1/15/2023 (a)	8,232,500
1,475	M	6.625%, 10/15/2025 (a)	1,526,625
900	M	10.875%, 10/15/2025 (a)	1,059,741
		DISH DBS Corp.:
1,675	M	7.875%, 9/1/2019	1,754,562
1,650	M	5%, 3/15/2023	1,489,125
1,750	M	5.875%, 11/15/2024	1,566,250
		Gray Television, Inc.:
350	M	5.125%, 10/15/2024 (a)	339,500
2,025	M	5.875%, 7/15/2026 (a)	1,974,375
		Mediacom Broadband, LLC:
1,550	M	5.5%, 4/15/2021	1,561,625
1,950	M	6.375%, 4/1/2023	2,012,166
4,280	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023 (a)	4,520,750

Principal Amount		Security	Value
		Netflix, Inc.
$700	M	4.375%, 11/15/2026	$665,000
725	M	4.875%, 4/15/2028 (a)	698,066
		Numericable Group SA:
1,575	M	6%, 5/15/2022 (a)	1,541,500
3,225	M	6.25%, 5/15/2024 (a)	3,051,656
1,950	M	Virgin Media Finance, PLC, 6.375%, 4/15/2023 (a)	1,989,000
			67,220,539
		Media-Diversified—1.3%
750	M	E.W. Scripps Co., 5.125%, 5/15/2025 (a)	699,375
1,700	M	Gannett Co., Inc., 5.125%, 7/15/2020	1,724,803
500	M	LSC Communications, Inc., 8.75%, 10/15/2023 (a)	516,400
2,100	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025	2,136,750
3,650	M	Tribune Media Co., 5.875%, 7/15/2022	3,718,438
			8,795,766
		Metals/Mining—7.8%
1,625	M	AK Steel Corp., 7%, 3/15/2027	1,596,563
		Aleris International, Inc.:
1,840	M	7.875%, 11/1/2020	1,821,600
650	M	9.5%, 4/1/2021 (a)	678,437
1,180	M	Allegheny Technologies, Inc., 7.875%, 8/15/2023	1,287,675
1,275	M	Alliance Resourse Operating Partners, LP, 7.5%, 5/1/2025 (a)	1,343,531
1,175	M	Big River Steel, LLC, 7.25%, 9/1/2025 (a)	1,222,000
1,725	M	Cleveland-Cliffs, Inc., 4.875%, 1/15/2024 (a)	1,677,563
825	M	Cliffs Natural Resources, Inc., 5.75%, 3/1/2025 (a)	790,969
		Commercial Metals Co.:
1,725	M	4.875%, 5/15/2023	1,724,707
1,100	M	5.375%, 7/15/2027	1,086,250
2,050	M	CONSOL Mining Corp., 11%, 11/15/2025 (a)	2,194,115
1,550	M	Constellium NV, 5.75%, 5/15/2024 (a)	1,526,750
		First Quantum Minerals, Ltd.:
3,350	M	7.25%, 5/15/2022 (a)	3,366,750
2,275	M	6.5%, 3/1/2024 (a)	2,164,094

Portfolio of Investments (continued)

FUND FOR INCOME

March 31, 2018

Principal Amount		Security	Value
		Metals/Mining (continued)
$1,400	M	Freeport-McMoRan, Inc., 5.45%, 3/15/2043	$1,294,580
		HudBay Minerals, Inc.:
1,425	M	7.25%, 1/15/2023 (a)	1,485,563
450	M	7.625%, 1/15/2025 (a)	477,562
3,000	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022 (a)	3,315,000
1,675	M	Mountain Province Diamonds, Inc., 8%, 12/15/2022 (a)	1,679,187
3,250	M	Natural Resource Partners, LP, 10.5%, 3/15/2022	3,485,625
		Novelis, Inc.:
2,750	M	6.25%, 8/15/2024 (a)	2,825,625
2,125	M	5.875%, 9/30/2026 (a)	2,087,813
4,950	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025 (a)	5,123,250
		Teck Resources, Ltd.:
850	M	8.5%, 6/1/2024 (a)	946,645
2,150	M	6%, 8/15/2040	2,225,250
3,900	M	TMS International Corp., 7.25%, 8/15/2025 (a)	4,075,500
1,200	M	United States Steel Corp., 6.25%, 3/15/2026	1,200,000
			52,702,604
		Real Estate—2.1%
		Geo Group, Inc.:
400	M	5.125%, 4/1/2023	397,000
1,575	M	6%, 4/15/2026	1,547,438
1,125	M	Greystar Real Estate Partners, 5.75%, 12/1/2025 (a)	1,125,000
		Iron Mountain, Inc.:
1,875	M	5.75%, 8/15/2024	1,825,781
1,800	M	5.25%, 3/15/2028 (a)	1,703,250
		Lennar Corp.:
1,350	M	4.875%, 12/15/2023	1,360,260
675	M	4.75%, 5/30/2025	667,406
625	M	MPT Operating Partnership, LP, 6.375%, 3/1/2024	659,388
1,100	M	Realogy Group/Co-Issuer, 5.25%, 12/1/2021 (a)	1,107,205
1,500	M	Sabra Health Care, LP, 5.125%, 8/15/2026	1,448,475
2,435	M	VICI Properties 1, LLC, 8%, 10/15/2023	2,708,938
			14,550,141

Principal Amount		Security	Value
		Retail-General Merchandise—1.4%
		1011778 B.C., ULC:
$550	M	4.625%, 1/15/2022 (a)	$552,750
1,750	M	5%, 10/15/2025 (a)	1,675,100
		AmeriGas Partners, LP:
775	M	5.625%, 5/20/2024	774,031
1,725	M	5.5%, 5/20/2025	1,673,250
1,450	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025	1,366,625
1,075	M	KFC Holding Co., LLC, 5%, 6/1/2024 (a)	1,070,969
2,800	M	L Brands, Inc., 6.75%, 7/1/2036	2,702,000
			9,814,725
		Services—2.3%
1,500	M	AECOM, 5.875%, 10/15/2024	1,576,875
1,525	M	BlueLine Rental Finance Corp., 9.25%, 3/15/2024 (a)	1,638,887
2,520	M	Cimpress NV, 7%, 4/1/2022 (a)	2,639,700
1,675	M	First Data Corp., 5.375%, 8/15/2023 (a)	1,708,500
2,250	M	GW Honos Security Corp., 8.75%, 5/15/2025 (a)	2,362,500
325	M	KAR Auction Services, Inc., 5.125%, 6/1/2025 (a)	324,187
1,725	M	Monitronics International, Inc., 9.125%, 4/1/2020	1,331,182
1,378	M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023 (a)	1,496,756
		United Rentals, Inc.:
975	M	4.625%, 10/15/2025	950,625
1,225	M	5.5%, 5/15/2027	1,237,250
			15,266,462
		Telecommunications—3.6%
2,000	M	CenturyLink, Inc., 5.8%, 3/15/2022	1,962,500
725	M	Cincinnati Bell, Inc., 7%, 7/15/2024 (a)	652,500
		Frontier Communications Corp.:
925	M	10.5%, 9/15/2022	778,230
2,400	M	11%, 9/15/2025	1,810,500
575	M	8.5%, 4/1/2026 (a)	557,750

Portfolio of Investments (continued)

FUND FOR INCOME

March 31, 2018

Principal Amount		Security	Value
		Telecommunications (continued)
		GCI, Inc.:
$2,023	M	6.75%, 6/1/2021	$2,050,816
3,850	M	6.875%, 4/15/2025	4,052,125
1,575	M	Qwest Corp., 7.25%, 9/15/2025	1,701,762
1,425	M	Telecom Italia Capital SA, 7.2%, 7/18/2036	1,677,938
2,925	M	Telecom Italia SpA, 5.303%, 5/30/2024	2,987,156
1,275	M	Telesat Canada, 8.875%, 11/15/2024 (a)	1,402,500
2,775	M	Wind Tre SpA, 5%, 1/20/2026 (a)	2,371,904
		Zayo Group, LLC:
1,075	M	6.375%, 5/15/2025	1,116,656
1,525	M	5.75%, 1/15/2027 (a)	1,494,500
			24,616,837
		Transportation—1.4%
		Avolon TLB Borrower 1 (U.S.), LLC:
600	M	5.25%, 8/15/2022 (a)	590,070
725	M	5.5%, 2/15/2024 (a)	705,062
1,375	M	BCD Acquisition, Inc., 9.625%, 9/15/2023 (a)	1,491,875
925	M	Fly Leasing, Ltd., 6.375%, 10/15/2021	963,156
1,750	M	Mobile Mini, Inc., 5.875%, 7/1/2024	1,806,875
3,650	M	XPO Logistics, Inc., 6.125%, 9/1/2023 (a)	3,782,313
			9,339,351
		Utilities—3.6%
650	M	AES Corp., 5.125%, 9/1/2027	663,000
950	M	Avantor, Inc., 9%, 10/1/2025 (a)	938,125
		Calpine Corp.:
1,750	M	5.375%, 1/15/2023	1,681,837
1,550	M	5.75%, 1/15/2025	1,422,125
900	M	5.25%, 6/1/2026 (a)	871,875
		Cheniere Corpus Christi Holdings:
1,550	M	5.875%, 3/31/2025	1,627,500
1,675	M	5.125%, 6/30/2027	1,668,719

Principal Amount		Security	Value
		Dynegy, Inc.:
$2,100	M	7.375%, 11/1/2022	$2,218,125
900	M	8%, 1/15/2025 (a)	983,250
1,775	M	Energy Transfer Partners, LP, 6.25%, 12/29/2049	1,701,781
1,310	M	FirstLight Hydro Generating, 8.812%, 10/15/2026	1,455,216
328	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020	345,124
350	M	InterGen NV, 7%, 6/30/2023 (a)	350,875
1,525	M	NRG Energy, Inc., 6.625%, 1/15/2027	1,566,937
1,350	M	NRG Yield Operating, LLC, 5%, 9/15/2026	1,333,125
2,468	M	NSG Holdings, LLC, 7.75%, 12/15/2025 (a)	2,721,257
3,150	M	Terraform Power Operating, LLC, 5%, 1/31/2028 (a)	3,000,375
			24,549,246
		Waste Management—.5%
2,200	M	Covanta Holding Corp., 5.875%, 7/1/2025	2,139,500
1,175	M	GFL Environmental, Inc., 5.625%, 5/1/2022 (a)	1,180,875
400	M	Waste Pro USA, Inc., 5.5%, 2/15/2026 (a)	396,000
			3,716,375
		Wireless Communications—3.9%
1,025	M	CB Escrow Corp., 8%, 10/15/2025 (a)	959,656
775	M	Inmarsat Finance, PLC, 4.875%, 5/15/2022 (a)	757,562
2,950	M	Intelsat Jackson Holdings SA, 8%, 2/15/2024 (a)	3,108,563
		Level 3 Financing, Inc.:
2,150	M	5.125%, 5/1/2023	2,115,062
1,475	M	5.375%, 1/15/2024	1,440,898
675	M	5.25%, 3/15/2026	637,875
		Sprint Communications, Inc.:
1,650	M	7%, 8/15/2020	1,720,125
5,750	M	6%, 11/15/2022	5,656,563
		Sprint Corp.,
1,325	M	7.625%, 3/1/2026	1,296,115
4,575	M	7.875%, 9/15/2023	4,677,937

Portfolio of Investments (continued)

FUND FOR INCOME

March 31, 2018

Principal Amount		Security	Value
		Wireless Communications (continued)
		T-Mobile USA, Inc.:
$300	M	6.5%, 1/15/2024	$315,000
3,800	M	6%, 4/15/2024	3,967,580
			26,652,936
Total Value of Corporate Bonds (cost $617,126,122)			613,824,385
		LOAN PARTICIPATIONS†—7.7%
		Automotive—.7%
1,500	M	Horizon Global, 5%, 2/16/2024	1,485,000
3,002	M	Truck Hero, Inc., 6.2225%, 4/22/2024	3,026,076
			4,511,076
		Chemicals—1.2%
3,250	M	Avantor Performance Materials, 4%, 11/21/2024 (b)	3,288,350
3,250	M	ColourOz Investment, 3%, 9/7/2021 (b)	3,071,250
1,900	M	Cyanco Intermediate Corp., 5.6721%, 3/16/2025	1,911,875
			8,271,475
		Energy—.7%
800	M	California Resources Corp., 6.5721%, 12/31/2022	812,504
3,250	M	Foresight Energy, LLC, 5.75%, 3/28/2022 (b)	3,183,635
748	M	Medallion Midland Acquisition, 5.1269%, 10/30/2024	750,306
			4,746,445
		Financials—.3%
2,275	M	Sigma Bidco BV, 3%, 3/6/2025	2,276,422
		Food/Beverage/Tobacco—.5%
3,250	M	Chobani, LLC, 3.5%, 10/10/2023 (b)	3,270,312
		Gaming/Leisure—1.0%
3,250	M	Dorna Sports SL, 3.5%, 4/12/2024	3,229,687
3,500	M	Scientific Games International, 2.75%, 8/14/2024 (b)	3,516,415
			6,746,102

Principal Amount		Security	Value
		Health Care—.7%
$1,500	M	Amneal Pharmaceuticals, LLC, 3.5%, 3/21/2025 (b)	$1,505,625
2,943	M	ExamWorks Group, Inc., 5.12688%, 7/27/2023	2,969,818
			4,475,443
		Information Technology—.7%
1,621	M	Solarwinds, Inc., 4.8769%, 2/5/2024	1,630,063
3,250	M	SS&C Technologies Holdings, Inc., 2.5%, 2/28/2025 (b)	3,271,889
			4,901,952
		Manufacturing—.7%
625	M	Filtration Group Corp., 4%, 3/27/2025 (b)	629,687
3,575	M	GrafTech International, Ltd., 5.2396%, 2/12/2025 (b)	3,579,469
364	M	Peabody Energy Corp., 5.3769%, 3/31/2022	368,395
			4,577,551
		Metals/Mining—.4%
2,687	M	Big River Steel, LLC, 7.302%, 8/23/2023	2,730,156
		Retail-General Merchandise—.2%
1,688	M	Staples, Inc., 5.7870%, 9/12/2024	1,674,744
		Utilities—.4%
2,748	M	Charah, LLC, 8.1864%, 10/25/2024	2,780,127
		Waste Management—.2%
1,250	M	Gopher Resource, LLC, 5.4784%, 3/6/2025	1,262,113
Total Value of Loan Participations (cost $51,864,334)			52,223,918
		PASS-THROUGH CERTIFICATES—.4%
		Transportation
2,528	M	American Airlines 13-2 B PTT, 5.6%, 1/15/2022 (cost $2,577,662) (a)	2,593,375

Portfolio of Investments (continued)

FUND FOR INCOME

March 31, 2018

Principal Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—1.5%
$10,000M	Federal Home Loan Bank, 1.7%, 4/26/2018 (cost $9,988,185)		$9,989,000
Total Value of Investments (cost $681,556,303)		100.0%	678,630,678
Other Assets, Less Liabilities		—	244,974
Net Assets		100.0%	$678,875,652

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1G).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in efffect at March 31, 2018.

Summary of Abbreviations:

LLLP	Limited Liability Limited Partnership
PTT	Pass-Through Trust
ULC	Unlimited Liability Corporation

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$613,824,385	$—	$613,824,385
Loan Participations	—	52,223,918	—	52,223,918
Pass-Through Certificates	—	2,593,375	—	2,593,375
Short-Term U.S. Government Agency Obligations	—	9,989,000	—	9,989,000
Total Investments in Securities*	$—	$678,630,678	$—	$678,630,678

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds, loan participations and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.07%
Actual		$1,000.00	$ 986.72	$ 5.30
Hypothetical**		$1,000.00	$ 1,019.59	$ 5.39
Class B Shares	1.98%
Actual		$1,000.00	$ 942.22	$ 9.59
Hypothetical**		$1,000.00	$ 1,015.06	$ 9.95
Advisor Class Shares	0.80%
Actual		$1,000.00	$ 987.07	$ 3.96
Hypothetical**		$1,000.00	$ 1,020.94	$ 4.03
Institutional Class Shares	0.64%
Actual		$1,000.00	$ 989.47	$ 3.17
Hypothetical**		$1,000.00	$ 1,021.74	$ 3.23

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

GOVERNMENT FUND

March 31, 2018

Principal Amount		Security	Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES—34.0%
		Fannie Mae—25.4%
$10,358	M	3%, 12/1/2028 - 4/1/2031	$10,380,553
24,197	M	3.5%, 4/1/2033 - 4/1/2046	24,420,861
21,701	M	4%, 8/1/2026 - 4/1/2047	22,457,532
5,203	M	4.5%, 11/1/2040 - 1/1/2042	5,564,790
1,755	M	5%, 8/1/2039 - 11/1/2039	1,897,200
1,561	M	5.5%, 7/1/2033 - 10/1/2039	1,713,537
			66,434,473
		Freddie Mac—4.2%
217	M	3%, 6/1/2021	216,806
4,402	M	3.5%, 9/1/2032 - 2/1/2046	4,446,976
5,110	M	4%, 6/1/2047	5,257,121
1,057	M	5%, 8/1/2039	1,152,774
			11,073,677
		Government National Mortgage Association I Program—4.4%
591	M	4%, 6/15/2042	627,972
4,094	M	5%, 6/15/2033 - 4/15/2040	4,408,935
2,263	M	5.5%, 3/15/2033 - 10/15/2039	2,521,427
2,350	M	6%, 3/15/2033 - 11/15/2039	2,680,428
1,323	M	7%, 6/15/2023 - 4/15/2034	1,408,970
			11,647,732
Total Value of Residential Mortgage-Backed Securities (cost $87,876,844)			89,155,882
		COMMERCIAL MORTGAGE-BACKED SECURITIES—18.3%
		Fannie Mae—10.4%
2,705	M	2.27%, 1/1/2023	2,631,795
1,300	M	2.96%, 11/1/2018	1,300,694
5,110	M	2.995%, 11/1/2022	5,130,027
2,700	M	3.33%, 4/1/2035	2,672,744

Portfolio of Investments (continued)

GOVERNMENT FUND

March 31, 2018

Principal Amount		Security	Value
		Fannie Mae (continued)
$1,419	M	3.41%, 11/1/2046	$1,358,548
6,900	M	3.34%, 2/1/2027	7,031,852
2,700	M	3.4%, 6/1/2031	2,669,720
4,500	M	3.84%, 5/1/2018	4,493,794
			27,289,174
		Federal Home Loan Mortgage Corporation—7.9%
		Multi-Family Structured Pass-Throughs:
3,630	M	2.0401%, 5/25/2024†	3,641,779
4,500	M	2.1101%, 8/25/2027†	4,509,135
1,830	M	2.454%, 8/25/2023	1,786,468
4,330	M	2.849%, 3/25/2026	4,226,595
4,700	M	3.08%, 1/25/2031	4,633,030
2,000	M	3.35%, 1/28/2028	2,017,614
			20,814,621
Total Value of Commercial Mortgage-Backed Securities (cost $52,847,969)			48,103,795
		U.S. GOVERNMENT OBLIGATIONS—15.9%
		U.S. Treasury Bonds:
2,475	M	2.75%, 8/15/2047	2,365,947
4,100	M	2.75%, 11/15/2047	3,920,305
1,500	M	4.5%, 2/15/2036	1,853,994
		U.S. Treasury Notes:
2,000	M	1.125%, 8/31/2021	1,913,204
13,230	M	1.375%, 10/31/2020	12,904,158
5,100	M	1.5%, 3/31/2023	4,845,796
5,000	M	1.75%, 5/31/2022	4,849,315
2,560	M	1.875%, 8/31/2022	2,490,299
6,800	M	2.25%, 10/31/2024	6,626,947
Total Value of U.S. Government Obligations (cost $42,941,002)			41,769,965

Principal Amount		Security	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS—10.5%
		Fannie Mae:
$5,000	M	1.25%, 5/6/2021	$4,821,685
1,700	M	1.375%, 2/26/2021	1,649,005
5,000	M	1.5%, 2/28/2020	4,925,445
1,800	M	Federal Farm Credit Bank, 3%, 9/13/2029	1,756,458
		Freddie Mac:
4,300	M	1.375%, 5/28/2019	4,260,913
5,000	M	2.375%, 3/30/2020	5,002,110
5,000	M	3.75%, 3/27/2019	5,075,840
Total Value of U.S. Government Agency Obligations (cost $28,102,525)			27,491,456
		TAXABLE MUNICIPAL BONDS—8.5%
		California State Dept. Wtr. Rev.:
3,000	M	2.977%, 12/1/2027	2,915,010
1,950	M	3.077%, 12/1/2028	1,893,781
3,600	M	New York State Urban Dev. Corp. Rev., 3.27%, 3/15/2027	3,587,652
2,700	M	Texas State A&M Perm. Univ. Fund, 3.66%, 7/1/2047	2,632,338
1,900	M	Texas State Wtr. Dev. Brd. Rev., 3.7%, 10/15/2047	1,904,009
3,895	M	University of North Carolina at Chapel Hill Rev., 3.326%, 12/1/2038	3,742,004
2,900	M	University of Southern California, 3.841%, 10/1/2047	2,980,342
2,700	M	University of Texas, 3.376%, 7/1/2047	2,578,257
Total Value of Taxable Municipal Bonds (cost $22,756,480)			22,233,393
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.4%
		Fannie Mae:
5,211	M	4%, 2/25/2025	5,367,486
1,800	M	3.0859%, 12/25/2027†	1,765,989
4,335	M	Freddie Mac, 3.5%, 12/15/2028	4,420,881
Total Value of Collateralized Mortgage Obligations (cost $11,982,408)			11,554,356

Portfolio of Investments (continued)

GOVERNMENT FUND

March 31, 2018

Principal Amount	Security		Value
	COVERED BONDS—3.6%
	Financial Services
$4,750M	Canadian Imperial Bank of Commerce, 2.35%, 7/27/2022 (a)		$4,628,713
5,000M	Royal Bank of Canada, 2.3%, 3/22/2021		4,917,245
Total Value of Covered Bonds (cost $9,768,424)			9,545,958
	SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—3.8%
10,000M	Federal Home Loan Bank, 1.715%, 4/16/2018 (cost $9,992,850)		9,993,580
Total Value of Investments (cost $266,268,502)		99.0%	259,848,385
Other Assets, Less Liabilities		1.0	2,493,051
Net Assets		100.0%	$262,341,436

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2018.

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$—	$89,155,882	$—	$89,155,882
Commercial Mortgage-Backed Securities	—	48,103,795	—	48,103,795
U.S. Government Obligations	—	41,769,965	—	41,769,965
U.S. Government Agency Obligations	—	27,491,456	—	27,491,456
Taxable Municipal Bonds	—	22,233,393	—	22,233,393
Collateralized Mortgage Obligations	—	11,554,356	—	11,554,356
Covered Bonds	—	9,545,958	—	9,545,958
Short-Term U.S. Government Agency Obligations	—	9,993,580	—	9,993,580
Total Investments in Securities	$—	$259,848,385	$—	$259,848,385

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

GOVERNMENT CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	0.60%
Actual		$1,000.00	$ 1,003.23	$ 3.00
Hypothetical**		$1,000.00	$ 1,021.94	$ 3.02
Class B Shares	1.25%
Actual		$1,000.00	$ 960.00	$ 6.11
Hypothetical**		$1,000.00	$ 1,018.70	$ 6.29
Institutional Class Shares	0.60%
Actual		$1,000.00	$ 1,003.23	$ 3.00
Hypothetical**		$1,000.00	$ 1,021.94	$ 3.02

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

GOVERNMENT CASH MANAGEMENT FUND

March 31, 2018

Principal Amount		Security	Interest Rate*	Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—50.2%
		U.S. Treasury Bills:
$13,000	M	4/5/2018	1.60%	$12,997,687
5,000	M	4/12/2018	1.60	4,997,562
4,000	M	4/19/2018	1.54	3,996,915
3,000	M	4/26/2018	1.21	2,997,473
4,700	M	5/3/2018	1.50	4,693,720
5,000	M	5/24/2018	1.58	4,988,350
6,000	M	6/7/2018	1.43	5,983,992
7,000	M	6/14/2018	1.61	6,976,729
4,000	M	6/21/2018	1.50	3,986,435
3,000	M	6/28/2018	1.50	2,988,934
4,500	M	7/26/2018	1.76	4,474,520
4,200	M	8/2/2018	1.79	4,174,283
4,000	M	8/16/2018	1.51	3,976,998
Total Value of Short-Term U.S. Government Obligations (cost $67,233,598)				67,233,598
		U.S. GOVERNMENT AGENCY OBLIGATIONS—34.5%
		Federal Home Loan Bank:
5,500	M	4/4/2018	1.54	5,499,293
5,750	M	4/11/2018	1.70	5,747,283
3,450	M	4/18/2018	1.45	3,447,639
8,000	M	4/30/2018	1.59	7,989,739
8,000	M	4/30/2018	1.61	7,989,606
8,300	M	5/8/2018	1.71	8,285,406
6,000	M	5/22/2018	1.75	5,985,158
1,396	M	6/8/2018	1.48	1,392,095
Total Value of U.S. Government Agency Obligations (cost $46,336,219)				46,336,219

Portfolio of Investments (continued)

GOVERNMENT CASH MANAGEMENT FUND

March 31, 2018

Principal Amount		Security	Interest Rate*	Value
		VARIABLE AND FLOATING RATE NOTES—15.3%
		Federal Farm Credit Bank:
$1,500	M	9/18/2018	2.15%	$1,501,388
5,000	M	10/19/2018	1.73	5,006,735
		Federal Home Loan Bank:
5,200	M	8/24/2018	1.75	5,199,985
2,630	M	9/14/2018	1.98	2,631,123
5,000	M	10/5/2018	1.55	5,000,000
1,225	M	10/26/2018	1.54	1,225,078
Total Value of Variable and Floating Rate Notes (cost $20,564,309)				20,564,309
Total Value of Investments (cost $134,134,126)**			100.0%	134,134,126
Other Assets, Less Liabilities			—	61,462
Net Assets			100.0%	$134,195,588

*

The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2018.

**	Aggregate cost for federal income tax purposes is the same.

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Short-Term U.S. Government Obligations	$—	$67,233,598	$—	$67,233,598
U.S. Government Agency Obligations	—	46,336,219	—	46,336,219
Variable and Floating Rate Notes:
U.S. Government Agency Obligations	—	20,564,309	—	20,564,309
Total Investments in Securities	$—	$134,134,126	$—	$134,134,126

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

INTERNATIONAL OPPORTUNITIES BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.41%
Actual		$1,000.00	$ 1,038.72	$ 7.17
Hypothetical**		$1,000.00	$ 1,017.90	$ 7.09
Advisor Class Shares	1.10%
Actual		$1,000.00	$ 1,040.37	$ 5.60
Hypothetical**		$1,000.00	$ 1,019.45	$ 5.54
Institutional Class Shares	0.94%
Actual		$1,000.00	$ 1,040.41	$ 4.78
Hypothetical**		$1,000.00	$ 1,020.24	$ 4.73

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

INTERNATIONAL OPPORTUNITIES BOND FUND

March 31, 2018

Principal Amount			Security	Value
			SOVEREIGN BONDS—53.9%
			Mexico—12.3%
			United Mexican States:
288	M	MXN	7.75%, 11/23/2034	$1,619,010
1,248	M	MXN	7.75%, 11/13/2042	6,974,315
166	M	MXN	8%, 11/7/2047 (c)	953,602
724	M	MXN	8.5%, 5/31/2029	4,323,650
851	M	MXN	8.5%, 11/18/2038	5,117,749
				18,988,326
			Malaysia—7.4%
			Federation of Malaysia:
14,190	M	MYR	3.48%, 3/15/2023	3,622,353
1,750	M	MYR	3.62%, 11/30/2021	455,190
7,020	M	MYR	3.659%, 10/15/2020	1,827,033
6,190	M	MYR	3.882%, 3/10/2022	1,619,685
5,330	M	MYR	3.899%, 11/16/2027	1,372,340
890	M	MYR	3.9%, 11/30/2026	228,367
2,405	M	MYR	3.955%, 9/15/2025	622,037
6,540	M	MYR	4.048%, 9/30/2021	1,718,356
				11,465,361
			Poland—7.3%
			Republic of Poland:
17,325	M	PLN	Zero Coupon, 4/25/2019 (Effecitve Yield 1.551%) (d)	4,992,043
14,085	M	PLN	1.5%, 4/25/2020	4,119,569
7,330	M	PLN	3.25%, 7/25/2019	2,195,692
				11,307,304
			South Africa—5.6%
			Republic of South Africa:
54,690	M	ZAR	6.5%, 2/28/2041	3,571,001
60,755	M	ZAR	8.75%, 2/28/2048	5,073,629
				8,644,630

Portfolio of Investments (continued)

INTERNATIONAL OPPORTUNITIES BOND FUND

March 31, 2018

Principal Amount			Security	Value
			Colombia—4.6%
18,540,000	M	COP	Titulos De Tesoreria, 7.5%, 8/26/2026	$7,150,421
			Brazil—4.4%
21	M	BRL	Nota Do Tesouro Nacional, 10%, 1/1/2027	6,725,052
			United Kingdom—4.1%
4,430	M	GBP	United Kingdom Gilt, 1.25%, 7/22/2018	6,229,695
			Indonesia—3.1%
			Republic of Indonesia:
34,800,000	M	IDR	8.375%, 3/15/2034	2,755,184
23,800,000	M	IDR	9%, 3/15/2029	1,989,049
				4,744,233
			Peru—1.9%
8,570	M	PEN	Bonos De Tesoreria, 6.15%, 8/12/2032(e)	2,928,063
			Australia—1.8%
3,625	M	AUD	Commonwealth of Australia, 2.75%, 10/21/2019	2,818,677
			Turkey—1.4%
9,080	M	TRY	Republic of Turkey, 10.6%, 2/11/2026	2,088,586
Total Value of Sovereign Bonds (cost $88,432,222)				83,090,348
			CORPORATE BONDS—17.3%
			United States—15.4%
2,100	M	USD	Citibank NA, 2.1888%, 2/12/2021 (a)	2,098,887
1,650	M	USD	Citigroup, Inc., 2.4980%, 1/10/2020 (a)	1,660,053
2,395	M	USD	Daimler Finance NA, LLC, 2.3539%, 2/22/2021 (a)(b)	2,397,496
			Ford Motor Credit Co., LLC:
2,055	M	USD	2.7039%, 1/9/2020 (a)	2,071,619
930	M	USD	2.8346%, 4/5/2021 (a)	930,204
2,505	M	USD	General Motors Financial Co., Inc., 2.6502%, 4/13/2020 (a)	2,529,286
4,180	M	USD	Goldman Sachs Group, Inc., 2.5562%, 2/23/2023 (a)	4,166,536
1,505	M	USD	HP Enterprise Co., 6.35%, 10/15/2045	1,613,298
735	M	USD	JP Morgan Chase Bank NA, 2.6725%, 9/21/2018 (a)	735,838

Principal Amount			Security	Value
1,410	M	USD	Metropolitan Life Global Funding I, 2.3975%, 9/19/2019 (a)(b)	$1,412,191
2,410	M	USD	NBCUniversal Enterprise, Inc., 2.0947%, 4/1/2021 (a)(b)	2,418,288
1,760	M	USD	Wells Fargo & Co., 2.7775%, 7/26/2021 (a)	1,790,899
				23,824,595
			Australia—1.9%
1,395	M	USD	Macquarie Bank, Ltd., 2.0469%, 4/4/2019 (a)(b)	1,396,267
1,500	M	USD	National Australia Bank, Ltd., 2.4139%, 5/22/2020 (a)(b)	1,506,012
				2,902,279
Total Value of Corporate Bonds (cost $26,524,536)				26,726,874
			U.S. GOVERNMENT OBLIGATIONS—9.5%
			United States
			U.S. Treasury Notes:
5,305	M	USD	1.8279%, 7/31/2019 (a)	5,311,101
9,310	M	USD	1.8379%, 4/30/2019 (a)	9,319,999
Total Value of U.S. Government Obligations (cost $14,619,852)				14,631,100
			GOVERNMENT REGIONAL AGENCY—5.1%
			Australia—3.9%
3,700	M	AUD	Queensland Treasury Corp., 4%, 6/21/2019 (e)	2,909,610
1,010	M	AUD	New South Wales Treasury Corp., 3.5%, 3/20/2019	787,324
2,740	M	AUD	Western Australia Treasury Corp., 7%, 10/15/2019	2,259,143
				5,956,077
			Norway—1.2%
1,872	M	USD	Kommunalbanken AS, 2.475%, 6/16/2020 (a)(b)	1,885,426
Total Value of Government Regional Agency (cost $8,056,274)				7,841,503

Portfolio of Investments (continued)

INTERNATIONAL OPPORTUNITIES BOND FUND

March 31, 2018

Principal Amount			Security		Value
			SUPRANATIONALS—3.6%
			United Kingdom—2.9%
4,410	M	USD	Inter-American Development Bank, 1.7179%, 10/9/2020 (a)		$4,409,316
			Venezuela—.7%
1,075	M	USD	Corp. Andina De Formento, 2%, 5/10/2019		1,068,286
Total Value of Supranational (cost $5,480,553)					5,477,602
			GOVERNMENT GUARANTEED PROGRAM—.9%
			France
1,400	M	USD	Dexia Credit Local SA of New York, NY, 2.2246%, 6/5/2018 (cost $1,400,000) (a)(b)		1,400,238
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—7.0%
5,235	M	USD	Fannie Mae, 1.540%, 4/16/2018		5,231,639
			Federal Home Loan Bank:
2,785	M	USD	1.548%, 4/4/2018		2,784,744
2,835	M	USD	1.545%, 4/6/2018		2,834,481
Total Value of Short-Term U.S. Government Agency Obligations (cost $10,850,669)					10,850,864
Total Value of Investments (cost $155,364,106)				97.3%	150,018,529
Other Assets, Less Liabilities				2.7	4,170,068
Net Assets				100.0%	$154,188,597

(a)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2018.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

(c)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(d)	The effective yields shown for the zero coupon obligations are the effective yields at March 31, 2018.

(e)	Security exempt from registration under Regulation S of the Securities Act of 1933 (see Note 4).

At March 31, 2018, International Opportunities Bond Fund has open foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

International Opportunities Bond Fund

Counterparty	Settlement Date	Foreign Currency	Receive (Deliver)	Asset	Liability	Unrealized Appreciation (Depreciation)
HSBC	4/11/18	ZAR	(19,900,000)	$1,590,448	$1,680,921	$(90,473)
BCI	4/11/18	ZAR	(3,900,000)	320,213	329,427	(9,214)
CITI	4/11/18	ZAR	(34,500,000)	2,879,490	2,914,159	(34,669)
JPM	4/13/18	TRY	2,900,000	735,052	760,098	(25,046)
BCI	4/13/18	TRY	8,500,000	2,154,462	2,150,940	3,522
MSD	4/17/18	PLN	9,520,000	2,781,064	2,777,818	3,246
HSBC	4/17/18	PLN	(15,000,000)	4,419,304	4,381,929	37,375
HSBC	4/20/18	NOK	49,100,000	6,263,714	6,248,409	15,305
HSBC	4/20/18	NOK	(32,200,000)	4,082,745	4,107,771	(25,026)
HSBC	4/23/18	SEK	30,100,000	3,604,877	3,778,369	(173,492)
GS	5/9/18	CAD	1,570,000	1,218,613	1,280,712	(62,099)
HSBC	5/9/18	CAD	(1,570,000)	1,213,076	1,218,613	(5,537)
JPM	5/11/18	JPY	1,580,000,000	14,848,926	14,654,461	194,465
JPM	5/11/18	JPY	644,000,000	6,052,347	6,060,395	(8,048)
HSBC	5/15/18	NOK	40,100,000	5,115,579	5,042,122	73,457
MSD	5/17/18	AUD	(4,670,000)	3,655,629	3,586,790	68,839
JPM	5/18/18	EUR	(630,000)	783,433	775,184	8,249
JPM	5/18/18	EUR	570,000	701,357	704,047	(2,690)
JPM	5/18/18	EUR	60,000	73,827	74,183	(356)
CITI	6/15/18	GBP	8,320,000	11,672,933	11,603,280	69,653
HSBC	6/21/18	SEK	52,700,000	6,311,528	6,468,798	(157,270)
Net Unrealized loss on open foreign exchange contracts						$(119,809)

A summary of abbreviations for counterparties to foreign currency contracts are as follows:

BCI	Barclays Capital, Inc.
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
HSBC	HSBC Bank USA N.A.
JPM	J.P. Morgan Securities, Inc.
MSD	Morgan Stanley
FBO	Barclays Capital, Inc.
MSD	Morgan Stanley

Portfolio of Investments (continued)

INTERNATIONAL OPPORTUNITIES BOND FUND

March 31, 2018

Summary of Abbreviations:

AUD	Australian Dollar
BRL	BRL Brazillian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	EUR Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$—	$18,988,326	$—	$18,988,326
Malaysia	—	11,465,361	—	11,465,361
Poland	—	11,307,304	—	11,307,304
South Africa	—	8,644,630	—	8,644,630
Colombia	—	7,150,421	—	7,150,421
Brazil	—	6,725,052	—	6,725,052
United Kingdom	—	6,229,695	—	6,229,695
Indonesia	—	4,744,233	—	4,744,233
Peru	—	2,928,063	—	2,928,063
Australia	—	2,818,677	—	2,818,677
Turkey	—	2,088,586	—	2,088,586
Corporate Bonds
United States	—	23,824,595	—	23,824,595
Australia	—	2,902,279	—	2,902,279
U.S. Government Obligations	—	14,631,100	—	14,631,100
Government Regional Agency
Australia	—	5,956,077	—	5,956,077
Norway	—	1,885,426	—	1,885,426
Supranationals
United Kingdom	—	4,409,316	—	4,409,316
Venezuela	—	1,068,286	—	1,068,286
Government Guaranteed Program
France	—	1,400,238	—	1,400,238
Short-Term U.S Government Agency Obligations	—	10,850,864	—	10,850,864
Total Investments in Securities	$—	$150,018,529	$—	$150,018,529
Other Financial Instruments*	$—	$(119,809)	$—	$(119,809)

*	Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instruments.

During the period ended March 31, 2018, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.05%
Actual		$1,000.00	$ 984.74	$ 5.20
Hypothetical**		$1,000.00	$ 1,019.69	$ 5.29
Class B Shares	1.92%
Actual		$1,000.00	$ 942.35	$ 9.30
Hypothetical**		$1,000.00	$ 1,015.36	$ 9.65
Advisor Class Shares	0.72%
Actual		$1,000.00	$ 987.35	$ 3.57
Hypothetical**		$1,000.00	$ 1,021.34	$ 3.63
Institutional Class Shares	0.64%
Actual		$1,000.00	$ 987.64	$ 3.17
Hypothetical**		$1,000.00	$ 1,021.74	$ 3.23

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

INVESTMENT GRADE FUND

March 31, 2018

Principal Amount		Security	Value
		CORPORATE BONDS—97.8%
		Aerospace/Defense—1.5%
$275	M	Bombardier, Inc., 8.75%, 12/1/2021 (a)	$302,844
5,000	M	Rockwell Collins, Inc., 3.2%, 3/15/2024	4,866,480
4,000	M	Rolls-Royce, PLC, 3.625%, 10/14/2025 (a)	4,022,460
275	M	TransDigm, Inc., 6.5%, 5/15/2025	278,438
			9,470,222
		Automotive—1.8%
275	M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025	275,344
275	M	Asbury Automotive Group, Inc., 6%, 12/15/2024	281,187
275	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026 (a)	275,000
2,000	M	Daimler Finance NA, LLC, 3.35%, 2/22/2023 (a)	1,994,318
545	M	Dana Holding Corp., 5.5%, 12/15/2024	555,900
3,600	M	Lear Corp., 5.25%, 1/15/2025	3,805,484
4,000	M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	3,918,724
			11,105,957
		Building Materials—.1%
275	M	Building Materials Corp., 5.375%, 11/15/2024 (a)	279,812
150	M	Griffon Corp., 5.25%, 3/1/2022	151,170
			430,982
		Chemicals—3.0%
4,000	M	Agrium, Inc., 3.375%, 3/15/2025	3,889,120
275	M	Blue Cube Spinco, Inc., 10%, 10/15/2025	324,500
275	M	Chemours Co., 6.625%, 5/15/2023	289,781
275	M	CVR Partners, LP, 9.25%, 6/15/2023 (a)	293,824
4,020	M	Dow Chemical Co., 3.5%, 10/1/2024	3,989,239
4,000	M	LYB International Finance Co. BV, 3.5%, 3/2/2027	3,846,084
5,000	M	LyondellBasell Industries NV, 6%, 11/15/2021	5,401,580
275	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025 (a)	291,500
270	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024 (a)	265,950
			18,591,578

Portfolio of Investments (continued)

INVESTMENT GRADE FUND

March 31, 2018

Principal Amount		Security	Value
		Consumer Non-Durables—.0%
$275	M	Reynolds Group Holdings, Inc., 5.125%, 7/15/2023 (a)	$278,011
		Energy—11.4%
		Andeavor Logistics, LP:
2,700	M	3.5%, 12/1/2022	2,656,157
1,800	M	5.25%, 1/15/2025	1,832,220
275	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022 (a)	281,187
4,300	M	BP Capital Markets, PLC, 3.216%, 11/28/2023	4,265,828
5,000	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	5,251,400
5,000	M	Continental Resources, Inc., 5%, 9/15/2022	5,081,250
4,000	M	Enable Midstream Partners, LP, 4.4%, 3/15/2027	3,921,960
5,000	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	5,090,145
550	M	Endeavor Energy Resources, LP, 5.75%, 1/30/2028 (a)	550,000
4,031	M	Enterprise Products Operating, 7.55%, 4/15/2038	5,460,405
270	M	Exterran Partners, LP, 6%, 10/1/2022	269,325
275	M	Global Partners, LP, 6.25%, 7/15/2022	275,000
		Kinder Morgan Energy Partners, LP:
3,000	M	3.5%, 3/1/2021	3,000,891
5,000	M	3.45%, 2/15/2023	4,917,550
		Kinder Morgan, Inc.:
1,750	M	5.625%, 11/15/2023 (a)	1,874,553
2,250	M	4.3%, 3/1/2028	2,244,670
5,000	M	Magellan Midstream Partners, LP, 5%, 3/1/2026	5,375,365
100	M	Matador Resources Co., 6.875%, 4/15/2023	104,250
275	M	Murphy Oil Corp., 6.875%, 8/15/2024	287,375
275	M	NGPL Pipeco, LLC, 4.875%, 8/15/2027 (a)	271,906
4,300	M	Noble Energy, Inc., 3.85%, 1/15/2028	4,236,450
275	M	Oasis Petroleum, Inc., 6.875%, 1/15/2023	279,469
4,000	M	ONEOK Partners, LP, 3.375%, 10/1/2022	3,941,196
75	M	Parkland Fuel Corp., 6%, 4/1/2026 (a)	75,563
275	M	PDC Energy, Inc., 6.125%, 9/15/2024	281,875
275	M	SESI, LLC, 7.75%, 9/15/2024 (a)	285,313
		Valero Energy Corp.:
4,000	M	9.375%, 3/15/2019	4,241,996
3,000	M	6.625%, 6/15/2037	3,799,059

Principal Amount		Security	Value
$275	M	Whiting Petroleum Corp., 5.75%, 3/15/2021	$278,432
270	M	WPX Energy, Inc., 5.25%, 9/15/2024	267,300
			70,698,090
		Financial Services—11.3%
		American International Group, Inc.:
3,700	M	3.75%, 7/10/2025	3,649,073
2,000	M	4.7%, 7/10/2035	2,072,150
5,400	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024	5,764,154
4,500	M	Brookfield Finance, Inc., 4%, 4/1/2024	4,538,988
3,750	M	ERAC USA Finance, LLC, 4.5%, 8/16/2021 (a)	3,890,445
6,200	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	6,714,966
5,000	M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035	4,896,620
6,400	M	General Electric Capital Corp., 4.65%, 10/17/2021	6,685,478
4,000	M	General Motors Financial Co., Inc., 5.25%, 3/1/2026	4,231,480
4,500	M	International Lease Finance Corp., 8.25%, 12/15/2020	5,013,279
5,000	M	Key Bank NA, 3.4%, 5/20/2026	4,840,575
4,000	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	4,227,532
3,000	M	National City Corp., 6.875%, 5/15/2019	3,132,279
5,135	M	Protective Life Corp., 7.375%, 10/15/2019	5,465,139
3,000	M	Prudential Financial, Inc., 7.375%, 6/15/2019	3,160,833
2,000	M	Travelers Cos., Inc., 4.05%, 3/7/2048	2,023,968
			70,306,959
		Financials—22.6%
275	M	Ally Financial, Inc., 8%, 11/1/2031	336,875
		Bank of America Corp.:
5,250	M	4.1%, 7/24/2023	5,423,476
4,725	M	5.875%, 2/7/2042	5,906,808
		Barclays Bank, PLC:
2,000	M	5.125%, 1/8/2020	2,066,822
3,800	M	3.75%, 5/15/2024	3,809,253
3,200	M	Capital One Financial Corp., 3.75%, 4/24/2024	3,180,880

Portfolio of Investments (continued)

INVESTMENT GRADE FUND

March 31, 2018

Principal Amount		Security	Value
		Financials (continued)
		Citigroup, Inc.:
$2,250	M	8.5%, 5/22/2019	$2,391,113
6,200	M	4.5%, 1/14/2022	6,448,260
4,000	M	3.4%, 5/1/2026	3,872,836
5,000	M	4.3%, 11/20/2026	5,011,680
275	M	DAE Funding, LLC, 5%, 8/1/2024 (a)	260,906
3,000	M	Deutsche Bank AG, 3.7%, 5/30/2024	2,899,809
		Goldman Sachs Group, Inc.:
7,700	M	5.75%, 1/24/2022	8,336,120
3,000	M	3.625%, 1/22/2023	3,013,653
2,700	M	3.272%, 9/29/2025	2,601,409
4,700	M	3.5%, 11/16/2026	4,533,145
4,050	M	3.814%, 4/23/2029	3,975,039
4,550	M	6.125%, 2/15/2033	5,476,903
275	M	Icahn Enterprises, LP, 6.75%, 2/1/2024	280,844
275	M	Intesa Sanpaolo SpA, 5.71%, 1/15/2026 (a)	276,410
		JPMorgan Chase & Co.:
2,500	M	4.5%, 1/24/2022	2,602,355
9,450	M	3.54%, 5/1/2028	9,246,532
5,500	M	6.4%, 5/15/2038	7,177,242
275	M	Ladder Capital Finance Holdings, LLLP, 5.25%, 10/1/2025 (a)	261,250
		Morgan Stanley:
5,750	M	5.5%, 7/28/2021	6,145,997
3,000	M	4%, 7/23/2025	3,030,792
3,600	M	3.625%, 1/20/2027	3,527,665
150	M	Navient Corp., 5.875%, 3/25/2021	153,938
		Springleaf Finance Corp.:
175	M	5.625%, 3/15/2023	172,156
75	M	6.875%, 3/15/2025	75,469
		U.S. Bancorp:
4,000	M	3.6%, 9/11/2024	4,013,164
2,700	M	3.1%, 4/27/2026	2,580,331
4,000	M	UBS AG, 4.875%, 8/4/2020	4,163,284
3,000	M	UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (a)	3,025,494
275	M	UniCredit SpA, 5.861%, 6/19/2032 (a)	279,870

Principal Amount		Security	Value
$5,000	M	Visa, Inc., 3.15%, 12/14/2025	$4,908,980
		Wells Fargo & Co.:
8,600	M	3.45%, 2/13/2023	8,490,092
3,250	M	4.75%, 12/7/2046	3,338,218
		Wells Fargo Bank NA:
2,350	M	5.85%, 2/1/2037	2,864,948
3,250	M	6.6%, 1/15/2038	4,308,252
			140,468,270
		Food/Beverage/Tobacco—3.7%
		Anheuser-Busch InBev Finance, Inc.:
2,000	M	3.65%, 2/1/2026	1,991,456
4,000	M	4.9%, 2/1/2046	4,330,760
5,225	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	5,553,182
6,000	M	Ingredion, Inc., 4.625%, 11/1/2020	6,215,862
5,000	M	PepsiCo, Inc., 3.45%, 10/6/2046	4,607,875
275	M	Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (a)	267,743
275	M	Post Holdings, Inc., 5.75%, 3/1/2027 (a)	274,313
			23,241,191
		Forest Products/Containers—.9%
3,000	M	Packaging Corp. of America, 3.4%, 12/15/2027	2,875,710
2,500	M	Rock-Tenn Co., 4.9%, 3/1/2022	2,633,202
275	M	Sealed Air Corp., 6.875%, 7/15/2033 (a)	306,625
			5,815,537
		Gaming/Leisure—.2%
150	M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025 (a)	144,177
275	M	Golden Nugget, Inc., 6.75%, 10/15/2024 (a)	277,060
275	M	IRB Holding Corp., 6.75%, 2/15/2026 (a)	270,215
75	M	National CineMedia, LLC, 6%, 4/15/2022	76,125
275	M	Viking Cruises, Ltd., 6.25%, 5/15/2025 (a)	276,375
			1,043,952

Portfolio of Investments (continued)

INVESTMENT GRADE FUND

March 31, 2018

Principal Amount		Security	Value
		Health Care—3.3%
$275	M	Centene Corp., 5.625%, 2/15/2021	$283,250
275	M	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	254,719
		CVS Health Corp.:
4,000	M	3.875%, 7/20/2025	3,971,520
1,800	M	4.3%, 3/25/2028	1,811,237
3,000	M	5.05%, 3/25/2048	3,167,712
275	M	DaVita, Inc., 5.125%, 7/15/2024	268,984
4,050	M	Express Scripts Holding Co., 4.75%, 11/15/2021	4,225,405
275	M	HCA, Inc., 6.25%, 2/15/2021	289,438
275	M	HealthSouth Corp., 5.75%, 11/1/2024	280,844
25	M	inVentiv Group Holdings, Inc., 7.5%, 10/1/2024 (a)	26,688
4,000	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	4,071,724
275	M	LifePoint Health, Inc., 5.875%, 12/1/2023	278,699
275	M	Mallinckrodt Finance SB, 5.75%, 8/1/2022 (a)	236,500
275	M	Molina Healthcare, Inc., 4.875%, 6/15/2025 (a)	257,813
300	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020	303,750
		Valeant Pharmaceuticals International, Inc.:
275	M	6.5%, 3/15/2022 (a)	284,969
275	M	7.25%, 7/15/2022 (a)	276,031
			20,289,283
		Home Building—.0%
75	M	William Lyon Homes, Inc., 6%, 9/1/2023 (a)	75,094
		Information Technology—2.9%
275	M	Alliance Data Systems Corp., 5.375%, 8/1/2022 (a)	276,375
3,500	M	Apple, Inc., 3%, 11/13/2027	3,356,258
275	M	CommScope Technologies, LLC, 6%, 6/15/2025 (a)	287,512
4,000	M	Corning, Inc., 7.25%, 8/15/2036	4,888,068
		Diamond 1 Finance Corp.:
8,550	M	4.42%, 6/15/2021 (a)	8,776,669
75	M	5.875%, 6/15/2021 (a)(b)	77,250
275	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024 (a)	272,250
275	M	Solera, LLC, 10.5%, 3/1/2024 (a)	307,313
			18,241,695

Principal Amount		Security	Value
		Manufacturing—2.4%
$275	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023 (a)	$288,062
1,800	M	CRH America Finance, Inc., 3.95%, 4/4/2028 (a)(b)	1,798,020
		CRH America, Inc.:
5,000	M	8.125%, 7/15/2018	5,075,460
2,250	M	3.4%, 5/9/2027 (a)	2,159,532
275	M	Grinding Media, Inc., 7.375%, 12/15/2023 (a)	289,438
5,000	M	Johnson Controls International, PLC, 5%, 3/30/2020	5,205,935
275	M	United Rentals, Inc., 4.625%, 10/15/2025	268,125
			15,084,572
		Media-Broadcasting—2.1%
1,800	M	ABC, Inc., 8.75%, 8/15/2021	2,113,974
		Comcast Corp.:
4,300	M	2.75%, 3/1/2023	4,189,241
5,800	M	4.25%, 1/15/2033	6,019,292
275	M	Nexstar Broadcasting, Inc., 5.625%, 8/1/2024 (a)	270,105
275	M	Sirius XM Radio, Inc., 6%, 7/15/2024 (a)	283,421
			12,876,033
		Media-Cable TV—.5%
275	M	Altice Financing SA, 6.625%, 2/15/2023 (a)	272,937
275	M	Altice U.S. Finance I Corp., 5.375%, 7/15/2023 (a)	279,262
		CCO Holdings, LLC:
275	M	5.125%, 2/15/2023	277,475
275	M	5.875%, 4/1/2024 (a)	280,500
300	M	Clear Channel Worldwide Holdings, Inc. - Series “A”, 6.5%, 11/15/2022	306,000
400	M	CSC Holdings, LLC, 10.125%, 1/15/2023 (a)	445,000
275	M	DISH DBS Corp., 5%, 3/15/2023	248,188
275	M	Gray Television, Inc., 5.875%, 7/15/2026 (a)	268,125
275	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023 (a)	290,469
275	M	Radiate Holdco, LLC, 6.875%, 2/15/2023 (a)	267,438
			2,935,394

Portfolio of Investments (continued)

INVESTMENT GRADE FUND

March 31, 2018

Principal Amount		Security	Value
		Media-Diversified—.7%
$275	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025	$279,812
4,000	M	Time Warner, Inc., 3.6%, 7/15/2025	3,898,492
275	M	Tribune Media Co., 5.875%, 7/15/2022	280,156
			4,458,460
		Metals/Mining—2.7%
150	M	AK Steel Corp., 7%, 3/15/2027	147,375
5,000	M	Arconic, Inc., 6.15%, 8/15/2020	5,256,250
275	M	Big River Steel, LLC, 7.25%, 9/1/2025 (a)	286,000
250	M	Cleveland-Cliffs Inc., 4.875%, 1/15/2024 (a)	243,125
275	M	Commercial Metals Co., 4.875%, 5/15/2023	274,953
5,000	M	Glencore Funding, LLC, 4.625%, 4/29/2024 (a)	5,129,000
275	M	HudBay Minerals, Inc., 7.25%, 1/15/2023 (a)	286,688
125	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022 (a)	138,125
4,200	M	Newmont Mining Corp., 5.125%, 10/1/2019	4,323,417
275	M	Novelis, Inc., 5.875%, 9/30/2026 (a)	270,188
270	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025 (a)	279,450
50	M	United States Steel Corp., 6.25%, 3/15/2026	50,000
			16,684,571
		Real Estate—9.6%
4,600	M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028	4,501,459
4,000	M	Boston Properties, LP, 5.875%, 10/15/2019	4,155,472
		Digital Realty Trust, LP:
2,700	M	5.25%, 3/15/2021	2,843,240
2,700	M	4.75%, 10/1/2025	2,823,120
2,800	M	Duke Realty Corp., 3.25%, 6/30/2026	2,689,478
275	M	Equinix, Inc., 5.375%, 4/1/2023	282,219
4,000	M	ERP Operating, LP, 3.375%, 6/1/2025	3,953,176
3,500	M	Essex Portfolio, LP, 3.875%, 5/1/2024	3,525,802
270	M	Geo Group, Inc., 5.875%, 10/15/2024	268,650
275	M	Greystar Real Estate Partners,, 5.75%, 12/1/2025 (a)	275,000
2,200	M	HCP, Inc., 4.25%, 11/15/2023	2,254,833
550	M	Iron Mountain, Inc., 5.75%, 8/15/2024	535,563

Principal Amount		Security	Value
		Realty Income Corp.:
$5,528	M	3.25%, 10/15/2022	$5,490,188
1,800	M	4.125%, 10/15/2026	1,819,715
3,000	M	Simon Property Group, LP, 3.375%, 10/1/2024	2,963,529
2,000	M	STORE Capital Corp., 4.5%, 3/15/2028	1,990,508
5,000	M	Tanger Properties, LP, 3.125%, 9/1/2026	4,593,320
4,000	M	Ventas Realty, LP, 4.75%, 6/1/2021	4,164,828
4,125	M	Vornado Realty, LP, 3.5%, 1/15/2025	3,977,535
6,500	M	Welltower, Inc., 4%, 6/1/2025	6,504,803
			59,612,438
		Retail-General Merchandise—2.4%
25	M	1011778 B.C., ULC, 4.625%, 1/15/2022 (a)	25,125
		Amazon.com, Inc.:
1,800	M	3.15%, 8/22/2027 (a)	1,740,209
4,000	M	4.8%, 12/5/2034	4,443,860
1,300	M	4.05%, 8/22/2047 (a)	1,306,575
275	M	AmeriGas Partners, LP, 5.5%, 5/20/2025	266,750
5,300	M	Home Depot, Inc., 5.875%, 12/16/2036	6,823,522
50	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025	47,125
275	M	KFC Holding Co., LLC, 5%, 6/1/2024 (a)	273,969
			14,927,135
		Schools—.8%
4,600	M	George Washington University, 4.126%, 9/15/2048(b)	4,643,369
		Services—.1%
400	M	AECOM, 5.125%, 3/15/2027	386,280
275	M	Cimpress NV, 7%, 4/1/2022 (a)	288,063
75	M	First Data Corp., 5.375%, 8/15/2023 (a)	76,500
			750,843

Portfolio of Investments (continued)

INVESTMENT GRADE FUND

March 31, 2018

Principal Amount		Security	Value
		Telecommunications—2.5%
		AT&T, Inc.:
$4,500	M	4.25%, 3/1/2027	$4,557,163
2,700	M	5.3%, 8/14/2058	2,733,917
275	M	CenturyLink, Inc., 5.8%, 3/15/2022	269,844
275	M	Cincinnati Bell, Inc., 7%, 7/15/2024 (a)	247,500
		Frontier Communications Corp.:
50	M	10.5%, 9/15/2022	42,067
25	M	8.5%, 4/1/2026 (a)	24,250
225	M	GCI, Inc., 6.875%, 4/15/2025	236,813
275	M	Sprint Capital Corp., 6.875%, 11/15/2028	257,125
7,100	M	Verizon Communications, Inc., 4.272%, 1/15/2036	6,817,384
150	M	Zayo Group, LLC, 6.375%, 5/15/2025	155,813
			15,341,876
		Transportation—3.0%
2,700	M	Aviation Capital Group, LLC, 3.5%, 11/1/2027 (a)	2,538,397
275	M	BCD Acquisition, Inc., 9.625%, 9/15/2023 (a)	298,375
		Burlington Northern Santa Fe, LLC:
1,800	M	5.75%, 5/1/2040	2,217,989
4,000	M	5.15%, 9/1/2043	4,640,252
3,000	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	3,160,446
5,800	M	Southwest Airlines Co., 3%, 11/15/2026	5,466,152
275	M	XPO Logistics, Inc., 6.5%, 6/15/2022 (a)	284,625
			18,606,236
		Utilities—8.0%
275	M	Calpine Corp., 5.25%, 6/1/2026 (a)	266,406
275	M	Cheniere Corpus Christi Holdings, 5.875%, 3/31/2025	288,750
270	M	DCP Midstream, LP, 7.375%, 12/29/2049	269,494
5,000	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	5,145,795
3,000	M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	3,006,873
3,000	M	Electricite de France SA, 3.625%, 10/13/2025 (a)	3,004,371
3,150	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	3,231,361
4,000	M	Exelon Generation Co., LLC, 3.4%, 3/15/2022	4,006,964

Principal Amount		Security	Value
$6,246	M	Great River Energy, 4.478%, 7/1/2030 (a)	$6,766,744
275	M	NRG Yield Operating, LLC, 5%, 9/15/2026	271,563
3,850	M	Ohio Power Co., 5.375%, 10/1/2021	4,145,079
4,550	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	4,594,490
4,000	M	ONEOK, Inc., 7.5%, 9/1/2023	4,666,736
1,543	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022	1,505,683
		Sempra Energy:
4,000	M	9.8%, 2/15/2019	4,235,916
2,700	M	2.209%, 1/15/2021 (b)	2,702,292
1,800	M	Valero Energy Partners, LP, 4.5%, 3/15/2028	1,814,094
			49,922,611
		Waste Management—.1%
275	M	Covanta Holding Corp., 5.875%, 3/1/2024	270,188
225	M	GFL Environmental, Inc., 5.375%, 3/1/2023 (a)	221,625
			491,813
		Wireless Communications—.2%
275	M	Intelsat Jackson Holdings SA, 8%, 2/15/2024 (a)	289,781
275	M	Level 3 Financing, Inc., 5.375%, 1/15/2024	268,642
275	M	Sprint Communications, Inc., 6%, 11/15/2022	270,531
275	M	T-Mobile USA, Inc., 6%, 3/1/2023	286,688
			1,115,642
Total Value of Corporate Bonds (cost $609,047,750)			607,507,814

Portfolio of Investments (continued)

INVESTMENT GRADE FUND

March 31, 2018

Principal Amount	Security		Value
	PASS-THROUGH CERTIFICATES—1.1%
	Transportation
$4,500M	American Airlines 17-2 AA PTT, 3.35%, 10/15/2029		$4,375,026
2,700M	British Airways 2018-1 AA PTT, 3.8%, 9/20/2031 (a)(c)		2,700,000
Total Value of Pass-Through Certificates (cost $7,200,000)			7,075,026
Total Value of Investments (cost $616,247,750)		98.9%	614,582,840
Other Assets, Less Liabilities		1.1	6,728,029
Net Assets		100.0%	$621,310,869

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Securities valued at fair value (see Note 1A)

Summary of Abbreviations:

LLLP	Limited Liability Limited Partnership
PTT	Pass-Through Trust
ULC	Unlimited Liability Corporation

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

See notes to financial statements

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$607,507,814	$—	$607,507,814
Pass-Through Certificates	—	7,075,026	—	7,075,026
Total Investments in Securities*	$—	$614,582,840	$—	$614,582,840

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Fund Expenses (unaudited)

LIMITED DURATION BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.02%
Actual		$1,000.00	$ 987.78	$ 5.05
Hypothetical**		$1,000.00	$ 1,019.84	$ 5.14
Advisor Class Shares	0.72%
Actual		$1,000.00	$ 988.05	$ 3.57
Hypothetical**		$1,000.00	$ 1,021.34	$ 3.63
Institutional Class Shares	0.58%
Actual		$1,000.00	$ 988.88	$ 2.88
Hypothetical**		$1,000.00	$ 1,022.04	$ 2.92

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

LIMITED DURATION BOND FUND

March 31, 2018

Principal Amount		Security	Value
		CORPORATE BONDS—73.9%
		Aerospace/Defense—.1%
$50	M	Bombardier, Inc., 8.75%, 12/1/2021 (a)	$55,062
50	M	TransDigm, Inc., 6.5%, 5/15/2025	50,625
			105,687
		Automotive—3.4%
60	M	American Axle & Manufacturing., Inc., 6.25%, 4/1/2025	60,075
50	M	Asbury Automotive Group, Inc., 6%, 12/15/2024	51,125
50	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026 (a)	50,000
450	M	Daimler Finance NA, LLC, 3.35%, 2/22/2023 (a)	448,722
110	M	Dana Holding Corp., 5.5%, 12/15/2024	112,200
700	M	General Motors Financial Co., Inc, 3.2702%, 1/14/2022†	717,109
900	M	Hyundai Capital America, 2%, 7/1/2019 (a)	887,645
2,000	M	O’Reilly Automotive, Inc., 4.625%, 9/15/2021	2,083,990
			4,410,866
		Building Materials—.1%
50	M	Building Materials Corp., 5.375%, 11/15/2024 (a)	50,875
25	M	Griffon Corp., 5.25%, 3/1/2022	25,195
			76,070
		Chemicals—1.0%
50	M	Blue Cube Spinco, Inc., 10%, 10/15/2025	59,000
75	M	Chemours Co., 6.625%, 5/15/2023	79,031
50	M	CVR Partners, LP, 9.25%, 6/15/2023 (a)	53,422
1,000	M	Dow Chemical Co., 4.25%, 11/15/2020	1,026,483
65	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025 (a)	68,900
60	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024 (a)	59,100
			1,345,936
		Consumer Non-Durables—.1%
75	M	Reynolds Group Holdings, Inc., 5.125%, 7/15/2023 (a)	75,821
		Energy—2.9%
50	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022 (a)	51,125

Portfolio of Investments (continued)

LIMITED DURATION BOND FUND

March 31, 2018

Principal Amount		Security	Value
		Energy (continued)
$1,998	M	BP Capital Markets, PLC, 3.216%, 11/28/2023	$1,982,122
100	M	Endeavor Energy Resources, LP, 5.75%, 1/30/2028 (a)	100,000
1,000	M	Enterprise Products Operating, 5.2%, 9/1/2020	1,047,254
60	M	Exterran Partners, LP, 6%, 10/1/2022	59,850
50	M	Global Partners, LP, 6.25%, 7/15/2022	50,000
25	M	Matador Resources Co., 6.875%, 4/15/2023	26,063
50	M	Murphy Oil Corp., 6.875%, 8/15/2024	52,250
60	M	NGPL Pipeco, LLC, 4.875%, 8/15/2027 (a)	59,325
50	M	Oasis Petroleum, Inc., 6.875%, 1/15/2023	50,813
25	M	Parkland Fuel Corp., 6%, 4/1/2026 (a)	25,188
50	M	PDC Energy, Inc., 6.125%, 9/15/2024	51,250
50	M	SESI, LLC, 7.75%, 9/15/2024 (a)	51,875
50	M	Whiting Petroleum Corp., 5.75%, 3/15/2021	50,624
60	M	WPX Energy, Inc., 5.25%, 9/15/2024	59,400
			3,717,139
		Financial Services—7.6%
1,825	M	Ford Motor Credit Co., LLC, 5%, 5/15/2018	1,829,433
2,000	M	PNC Bank NA, 2.7%, 11/1/2022	1,937,518
1,500	M	Protective Life Corp., 7.375%, 10/15/2019	1,596,438
700	M	Prudential Financial, Inc., 7.375%, 6/15/2019	737,528
		Siemens Financieringsmaatschappij NV:
750	M	1.45%, 5/25/2018 (a)	749,092
1,000	M	1.7%, 9/15/2021 (a)	955,352
1,025	M	State Street Bank & Trust Co., 5.25%, 10/15/2018	1,039,710
900	M	SunTrust Bank, 2.59%, 1/29/2021 †	894,406
			9,739,477
		Financials—29.3%
50	M	Ally Financial, Inc., 8%, 11/1/2031	61,250
		Bank of America Corp.:
1,400	M	5.65%, 5/1/2018	1,403,545
1,000	M	2.369%, 7/21/2021	981,615
900	M	Bank of Montreal, 1.9%, 8/27/2021	864,842
900	M	Bank of New York Mellon Corp., 2.05%, 5/3/2021	874,102

Principal Amount		Security	Value
$700	M	Barclays Bank, PLC, 6.75%, 5/22/2019	$730,598
2,000	M	Capital One Financial Corp., 3.05%, 3/9/2022	1,963,144
		Citigroup, Inc.:
250	M	8.5%, 5/22/2019	265,679
1,000	M	2.65%, 10/26/2020	988,662
1,000	M	2.876%, 7/24/2023†	974,031
1,850	M	Citizens Bank, 2.25%, 3/2/2020	1,819,146
50	M	DAE Funding, LLC, 5%, 8/1/2024 (a)	47,437
		Danske Bank A/S:
1,000	M	2%, 9/8/2021 (a)	958,309
800	M	2.7%, 3/2/2022 (a)	781,828
		Deutsche Bank AG of New York:
1,000	M	2.7%, 7/13/2020	979,345
900	M	3.15%, 1/22/2021	887,170
1,000	M	DNB Bank ASA, 2.375%, 6/2/2021 (a)	974,608
		Goldman Sachs Group, Inc.:
1,000	M	2.6%, 12/27/2020	985,685
1,000	M	5.75%, 1/24/2022	1,082,613
1,000	M	3.0746%, 6/5/2023†	1,005,876
		Icahn Enterprises, LP:
50	M	6.25%, 2/1/2022	51,000
50	M	6.75%, 2/1/2024	51,063
1,000	M	ING Groep NV, 3.15%, 3/29/2022	987,373
		JPMorgan Chase & Co.:
2,000	M	4.5%, 1/24/2022	2,081,884
1,000	M	2.6452%, 4/25/2023†	1,004,403
50	M	Ladder Capital Finance Holdings, LLLP, 5.25%, 10/1/2025 (a)	47,500
		Lloyds Bank, PLC:
1,000	M	6.375%, 1/21/2021	1,088,112
800	M	3%, 1/11/2022	788,176
50	M	LPL Holdings, Inc., 5.75%, 9/15/2025 (a)	49,485
		Morgan Stanley:
3,000	M	5.5%, 7/28/2021	3,206,607
500	M	2.9247%, 1/20/2022†	506,240
25	M	Navient Corp., 5.875%, 3/25/2021	25,656

Portfolio of Investments (continued)

LIMITED DURATION BOND FUND

March 31, 2018

Principal Amount		Security	Value
		Financials (continued)
$1,000	M	Northern Trust Co., 6.5%, 8/15/2018	$1,013,702
1,340	M	Santander U.K., PLC, 2%, 8/24/2018	1,336,685
		Springleaf Finance Corp.:
50	M	7.75%, 10/1/2021	54,313
25	M	5.625%, 3/15/2023	24,594
1,300	M	U.S. Bank NA, 2.125%, 10/28/2019	1,287,224
2,000	M	UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (a)	1,978,234
900	M	Wells Fargo Bank, NA, 2.6%, 1/15/2021	887,797
		Wells Fargo & Co.:
1,500	M	3.45%, 2/13/2023	1,480,830
1,000	M	3.00225%, 10/31/2023†	1,015,173
			37,595,536
		Food/Beverage/Tobacco—3.4%
2,500	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	2,657,025
1,000	M	Ingredion, Inc., 4.625%, 11/1/2020	1,035,977
500	M	Philip Morris International, Inc., 5.65%, 5/16/2018	501,903
50	M	Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (a)	48,681
		Post Holdings, Inc.:
10	M	5.5%, 3/1/2025 (a)	9,875
50	M	5.75%, 3/1/2027 (a)	49,875
			4,303,336
		Forest Products/Containers—.7%
900	M	Georgia-Pacific, LLC, 3.163%, 11/15/2021 (a)	900,226
50	M	Sealed Air Corp., 6.875%, 7/15/2033 (a)	55,750
			955,976
		Gaming/Leisure—.1%
25	M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025 (a)	24,029
50	M	Golden Nugget, Inc., 6.75%, 10/15/2024 (a)	50,374
50	M	IRB Holding Corp., 6.75%, 2/15/2026 (a)	49,130
50	M	Viking Cruises, Ltd., 6.25%, 5/15/2025 (a)	50,250
			173,783

Principal Amount		Security	Value
		Health Care—2.7%
$900	M	AstraZeneca, PLC, 2.375%, 6/12/2022	$870,059
50	M	Centene Corp., 5.625%, 2/15/2021	51,500
50	M	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	46,312
1,000	M	CVS Health Corp., 3.35%, 3/9/2021	1,006,141
50	M	DaVita, Inc., 5.125%, 7/15/2024	48,906
1,000	M	Gilead Sciences, Inc., 2.55%, 9/1/2020	992,274
50	M	HCA, Inc., 6.25%, 2/15/2021	52,625
50	M	HealthSouth Corp., 5.75%, 11/1/2024	51,063
50	M	LifePoint Health, Inc., 5.875%, 12/1/2023	50,673
50	M	Mallinckrodt Finance SB, 5.75%, 8/1/2022 (a)	43,000
50	M	Molina Healthcare, Inc., 4.875%, 6/15/2025 (a)	46,875
50	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020	50,625
		Valeant Pharmaceuticals International, Inc.:
50	M	6.5%, 3/15/2022 (a)	51,813
50	M	7.25%, 7/15/2022 (a)	50,188
			3,412,054
		Home Building—.0%
25	M	William Lyon Homes, Inc., 6%, 9/1/2023 (a)	25,031
		Information Technology—2.9%
50	M	Alliance Data Systems Corp., 5.375%, 8/1/2022 (a)	50,250
50	M	CommScope Technologies, LLC, 6%, 6/15/2025 (a)	52,275
		Diamond 1 Finance Corp.:
750	M	3.48%, 6/1/2019 (a)	753,605
900	M	4.42%, 6/15/2021 (a)	923,860
25	M	5.875%, 6/15/2021 (a)	25,750
1,000	M	Oracle Corp., 1.9%, 9/15/2021	965,935
900	M	QUALCOMM, Inc., 2.6%, 1/30/2023	863,782
50	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024 (a)	49,500
50	M	Solera, LLC, 10.5%, 3/1/2024 (a)	55,875
			3,740,832
		Manufacturing—.3%
50	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023 (a)	52,375

Portfolio of Investments (continued)

LIMITED DURATION BOND FUND

March 31, 2018

Principal Amount		Security	Value
		Manufacturing (continued)
$250	M	CRH America, Inc., 8.125%, 7/15/2018	$253,773
50	M	Grinding Media, Inc., 7.375%, 12/15/2023 (a)	52,625
			358,773
		Media-Broadcasting—.1%
50	M	Nexstar Broadcasting, Inc., 5.625%, 8/1/2024 (a)	49,110
50	M	Sirius XM Radio, Inc., 6%, 7/15/2024 (a)	51,531
			100,641
		Media-Cable TV—.4%
		CCO Holdings, LLC:
50	M	5.125%, 2/15/2023	50,450
50	M	5.875%, 4/1/2024 (a)	51,000
50	M	Cequel Communications Holdings I, LLC, 5.125%, 12/15/2021 (a)	50,187
50	M	Clear Channel Worldwide Holdings, Inc. - Series “A”, 6.5%, 11/15/2022	51,000
100	M	CSC Holdings, LLC, 6.75%, 11/15/2021	104,375
50	M	DISH DBS Corp., 5%, 3/15/2023	45,125
50	M	Gray Television, Inc., 5.875%, 7/15/2026 (a)	48,750
75	M	Mediacom Broadband, LLC, 6.375%, 4/1/2023	77,391
50	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023 (a)	52,813
50	M	Radiate Holdco, LLC, 6.875%, 2/15/2023 (a)	48,625
			579,716
		Media-Diversified—.1%
50	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025	50,875
50	M	Tribune Media Co., 5.875%, 7/15/2022	50,938
			101,813
		Metals/Mining—.3%
25	M	AK Steel Corp., 7%, 3/15/2027	24,562
60	M	Big River Steel, LLC, 7.25%, 9/1/2025 (a)	62,400
50	M	Cleveland-Cliffs Inc., 4.875%, 1/15/2024 (a)	48,625
50	M	Commercial Metals Co., 4.875%, 5/15/2023	49,991

Principal Amount		Security	Value
$50	M	HudBay Minerals, Inc., 7.25%, 1/15/2023 (a)	$52,125
25	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022 (a)	27,625
50	M	Novelis, Inc., 5.875%, 9/30/2026 (a)	49,125
60	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025 (a)	62,100
			376,553
		Real Estate—5.8%
1,570	M	American Tower Trust I, 3.07%, 3/15/2023 (a)	1,551,640
1,000	M	Boston Properties, LP, 5.875%, 10/15/2019	1,038,868
900	M	Digital Realty Trust, LP, 2.75%, 2/1/2023	865,061
50	M	Equinix, Inc., 5.375%, 4/1/2023	51,312
60	M	Geo Group, Inc., 5.875%, 10/15/2024	59,700
50	M	Greystar Real Estate Partners, 5.75%, 12/1/2025 (a)	50,000
100	M	Iron Mountain, Inc., 5.75%, 8/15/2024	97,375
1,250	M	Realty Income Corp., 3.25%, 10/15/2022	1,241,450
1,500	M	WEA Finance, LLC, 3.15%, 4/5/2022 (a)	1,484,769
1,000	M	Welltower, Inc., 6.125%, 4/15/2020	1,059,394
			7,499,569
		Retail-General Merchandise—1.5%
1,900	M	Amazon.com, Inc., 2.4%, 2/22/2023 (a)	1,836,920
50	M	AmeriGas Partners, LP, 5.5%, 5/20/2025	48,500
25	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025	23,563
50	M	KFC Holding Co., LLC, 5%, 6/1/2024 (a)	49,813
			1,958,796
		Services—.1%
110	M	AECOM, 5.125%, 3/15/2027	106,227
50	M	United Rentals, Inc., 4.625%, 10/15/2025	48,750
			154,977
		Telecommunications—2.1%
		AT&T, Inc.:
500	M	5.875%, 10/1/2019	521,558
500	M	2.45%, 6/30/2020	494,527

Portfolio of Investments (continued)

LIMITED DURATION BOND FUND

March 31, 2018

Principal Amount		Security	Value
		Telecommunications (continued)
$50	M	CenturyLink, Inc., 5.8%, 3/15/2022	$49,062
50	M	Cincinnati Bell, Inc., 7%, 7/15/2024 (a)	45,000
100	M	GCI, Inc., 6.875%, 4/15/2025	105,250
50	M	Sprint Capital Corp., 6.875%, 11/15/2028	46,750
1,400	M	Verizon Communications, Inc., 1.75%, 8/15/2021	1,337,244
50	M	Zayo Group, LLC, 6.375%, 5/15/2025	51,938
			2,651,329
		Transportation—3.0%
1,600	M	Aviation Capital Group, LLC, 7.125%, 10/15/2020 (a)	1,747,563
50	M	BCD Acquisition, Inc., 9.625%, 9/15/2023 (a)	54,250
1,000	M	Heathrow Funding, Ltd., 4.875%, 7/15/2021 (a)	1,056,585
1,000	M	Southwest Airlines Co., 2.65%, 11/5/2020	990,107
50	M	XPO Logistics, Inc., 6.5%, 6/15/2022 (a)	51,750
			3,900,255
		Utilities—5.6%
500	M	Arizona Public Service Co., 8.75%, 3/1/2019	526,873
50	M	Calpine Corp., 5.25%, 6/1/2026 (a)	48,437
60	M	Cheniere Corpus Christi Holdings, 5.875%, 3/31/2025	63,000
500	M	Consolidated Edison Co. of New York, 7.125%, 12/1/2018	513,815
60	M	DCP Midstream, LP, 7.375%, 12/29/2049†	59,887
500	M	Entergy Gulf States Louisiana, LLC, 6%, 5/1/2018	501,286
1,000	M	Exelon Generation Co., LLC, 3.4%, 3/15/2022	1,001,741
50	M	NRG Yield Operating, LLC, 5%, 9/15/2026	49,375
1,000	M	Ohio Power Co., 6.05%, 5/1/2018	1,002,722
500	M	Public Service Electric and Gas Co., 1.8%, 6/1/2019	493,852
446	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022	434,975
		Sempra Energy:
500	M	9.8%, 2/15/2019	529,489
1,200	M	2.5745%, 3/15/2021†	1,204,002
700	M	Wisconsin Public Service Corp., 1.65%, 12/4/2018	695,796
			7,125,250

Principal Amount		Security	Value
		Waste Management—.1%
$50	M	Covanta Holding Corp., 5.875%, 3/1/2024	$49,125
50	M	GFL Environmental, Inc., 5.375%, 3/1/2023 (a)	49,250
			98,375
		Wireless Communications—.2%
50	M	Intelsat Jackson Holdings SA, 8%, 2/15/2024 (a)	52,688
50	M	Level 3 Financing, Inc., 5.375%, 1/15/2024	48,844
50	M	Sprint Communications, Inc., 6%, 11/15/2022	49,188
50	M	T-Mobile USA, Inc., 6%, 3/1/2023	52,125
			202,845
Total Value of Corporate Bonds (cost $96,282,289)			94,786,436
		RESIDENTIAL MORTGAGE-BACKED SECURITIES—7.6%
		Fannie Mae—4.1%
754	M	3%, 8/1/2026 - 9/1/2027	757,697
4,340	M	3.5%, 12/1/2025 - 12/1/2029	4,431,687
			5,189,384
		Freddie Mac—3.5%
4,119	M	3%, 8/1/2027 - 12/1/2031	4,121,542
334	M	3.5%, 12/1/2025	340,712
			4,462,254
Total Value of Residential Mortgage-Backed Securities (cost $9,915,742)			9,651,638
		COVERED BONDS—4.8%
		Financial Services—2.1%
2,750	M	Stadshypotek AB, 1.875%, 10/2/2019 (a)	2,720,305
		Financials—2.7%
3,500	M	Royal Bank of Canada, 2.2%, 9/23/2019	3,480,519
Total Value of Covered Bonds (cost $6,279,211)			6,200,824

Portfolio of Investments (continued)

LIMITED DURATION BOND FUND

March 31, 2018

Principal Amount	Security		Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS—3.1%
$4,000M	Federal Home Loan Bank, 2.375%, 3/30/2020 (cost $3,996,151)		$4,001,688
	SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—5.5%
7,000M	Federal Home Loan Bank, 1.715%, 4/16/2018 (cost $6,994,995)		6,995,506
Total Value of Investments (cost $123,468,388)		94.9%	121,636,092
Other Assets, Less Liabilities		5.1	6,574,874
Net Assets		100.0%	$128,210,966

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2018.

Summary of Abbreviations:

LLLP	Limited Liability Limited Partnership

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration	Notional Amounts	Value at March 31, 2018	Unrealized Depreciation
(50)	5 Year U.S. Treasury Note (Premium received $634)	June 2018	$(5,706,641)	$(5,723,681)	$(17,040)

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$94,786,436	$—	$94,786,436
Residential Mortgage-Backed Securities	—	9,651,638	—	9,651,638
Covered Bonds	—	6,200,824	—	6,200,824
U.S. Government Obligations	—	4,001,688	—	4,001,688
Short-Term U.S. Government Agency Obligations	—	6,995,506	—	6,995,506
Total Investments in Securities*	$—	$121,636,092	$—	$121,636,092

Liabilities
Futures Contracts	$(16,406)	$—	$—	$(16,406)

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds and covered bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

STRATEGIC INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	0.57%
Actual		$1,000.00	$ 995.92	$ 2.84
Hypothetical**		$1,000.00	$ 1,022.09	$ 2.87
Advisor Class Shares	0.24%
Actual		$1,000.00	$ 1,000.13	$ 1.20
Hypothetical**		$1,000.00	$ 1,023.73	$ 1.21

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses

Portfolio Composition

BY FIRST INVESTORS UNDERLYING FUNDS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

STRATEGIC INCOME FUND

March 31, 2018

Shares or Principal Amount		Security		Value
		MUTUAL FUNDS—95.3%
		First Investors Income Funds—90.3%
2,548,964		Floating Rate Fund - Institutional Class Shares		$24,673,974
19,744,456		Fund For Income - Institutional Class Shares		48,571,361
791,322		Government Fund - Institutional Class Shares		8,126,880
847,043		International Opportunities Bond Fund - Institutional Class Shares		8,190,907
2,558,469		Investment Grade Fund - Institutional Class Shares		23,998,440
3,487,865		Limited Duration Bond Fund - Institutional Class Shares		32,367,384
				145,928,946
		First Investors Tax Exempt Funds—5.0%
887,272		Tax Exempt Income Fund - Institutional Class Shares		8,171,774
Total Value of Mutual Funds (cost $160,391,660)				154,100,720
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—2.5%
$4,000	M	Federal Home Loan Bank, 1.56%, 4/12/2018 (cost $3,998,091)		3,998,168
Total Value of Investments (cost $164,389,751)			97.8%	158,098,888
Other Assets, Less Liabilities			2.2	3,496,429
Net Assets			100.0%	$161,595,319

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Portfolio of Investments (continued)

STRATEGIC INCOME FUND

March 31, 2018

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Mutual Funds
First Investors Income Funds	$145,928,946	$—	$—	$145,928,946
First Investors Tax Exempt Funds	8,171,774	—	—	8,171,774
Short-Term U.S. Government Agency Obligations	—	3,998,168	—	3,998,168
Total Investments in Securities	$154,100,720	$3,998,168	$—	$158,098,888

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

COVERED CALL STRATEGY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.30%
Actual		$1,000.00	$1,000.86	$6.48
Hypothetical**		$1,000.00	$1,018.45	$6.54
Advisor Class Shares	0.97%
Actual		$1,000.00	$1,002.26	$4.84
Hypothetical**		$1,000.00	$1,020.09	$4.89
Institutional Class Shares	0.84%
Actual		$1,000.00	$1,002.52	$4.19
Hypothetical**		$1,000.00	$1,020.74	$4.23

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

COVERED CALL STRATEGY FUND

March 31, 2018

Shares		Security	Value
		COMMON STOCKS—99.9%
		Consumer Discretionary—13.5%
116,800		CBS Corp. - Class “B”	$6,002,352
739,800		Ford Motor Co.	8,196,984
45,400		Home Depot, Inc.	8,092,096
162,500		Time Warner, Inc.	15,369,250
73,800		Whirlpool Corp.	11,299,518
			48,960,200
		Consumer Staples—4.9%
47,800		Costco Wholesale Corp.	9,006,954
98,000		CVS Health Corp.	6,096,580
30,400		Wal-Mart Stores, Inc.	2,704,688
			17,808,222
		Energy—5.1%
92,100		Chevron Corp.	10,503,084
170,500		Halliburton Co.	8,003,270
			18,506,354
		Financials—19.5%
117,200		American Express Co.	10,932,416
559,800		Bank of America Corp.	16,788,402
23,000		BlackRock, Inc.	12,459,560
142,400		JPMorgan Chase & Co.	15,659,728
265,600		Morgan Stanley	14,331,776
			70,171,882
		Health Care—13.0%
45,800		Allergan, PLC	7,707,682
81,900	*	Celgene Corp.	7,306,299
187,200		Medtronic, PLC	15,017,184
105,000		Merck & Co., Inc.	5,719,350
313,000		Pfizer, Inc.	11,108,370
			46,858,885

Shares	Security		Value
	Industrials—14.7%
152,500	Delta Air Lines, Inc.		$8,358,525
94,600	Honeywell International, Inc.		13,670,646
26,200	Lockheed Martin Corp.		8,853,766
59,100	Parker Hannifin Corp.		10,107,873
90,400	Union Pacific Corp.		12,152,472
			53,143,282
	Information Technology—20.8%
96,200	Apple, Inc.		16,140,436
40,800	Broadcom, Ltd.		9,614,520
296,300	Cisco Systems, Inc.		12,708,307
237,100	Intel Corp.		12,348,168
49,300	International Business Machines Corp.		7,564,099
53,400	Mastercard, Inc.		9,353,544
165,200	Oracle Corp.		7,557,900
			75,286,974
	Materials—5.8%
203,100	DowDuPont, Inc.		12,939,501
131,000	Nucor Corp.		8,002,790
			20,942,291
	Telecommunication Services—1.5%
154,400	AT&T, Inc.		5,504,360
	Utilities—1.1%
23,700	NextEra Energy, Inc.		3,870,921
Total Value of Common Stocks (cost $333,452,376)		99.9%	361,053,371
Other Assets, Less Liabilities		.1	430,797
Net Assets		100.0%	$361,484,168

*	Non-income producing

Portfolio of Investments (continued)

COVERED CALL STRATEGY FUND

March 31, 2018

CALL OPTIONS WRITTEN—1.4%	Expiration Date	Exercise Price	Contracts	Value
Allergan, PLC	06/15/18	$190.00	(458)	$(101,676)
American Express Co.	07/20/18	105.00	(1,137)	(133,029)
American Express Co.	07/20/18	100.00	(35)	(8,925)
Apple, Inc.	07/20/18	175.00	(962)	(692,640)
AT&T, Inc.	06/15/18	42.00	(1,498)	(7,490)
AT&T, Inc.	07/20/18	38.00	(46)	(2,806)
Bank of America Corp.	04/20/18	33.00	(5,432)	(38,024)
Bank of America Corp.	05/18/18	32.00	(166)	(7,802)
BlackRock, Inc.	04/20/18	600.00	(223)	(24,530)
BlackRock, Inc.	10/19/18	590.00	(7)	(15,225)
Broadcom, Ltd.	04/20/18	262.50	(408)	(22,848)
CBS Corp	05/18/18	55.00	(1,168)	(123,808)
Celgene Corp.	06/15/18	105.00	(795)	(90,630)
Celgene Corp.	06/15/18	95.00	(24)	(8,160)
Chevron Corp.	05/18/18	120.00	(921)	(128,940)
Cisco Systems, Inc.	06/15/18	47.00	(2,963)	(145,187)
Costco Wholesale Corp.	06/15/18	195.00	(478)	(197,414)
CVS Health Corp.	08/17/18	77.50	(62)	(2,852)
CVS Health Corp.	08/17/18	75.00	(918)	(58,752)
Delta Air Lines, Inc.	04/13/18	58.00	(1,525)	(67,100)
DowDuPont, Inc.	06/15/18	77.50	(1,971)	(31,536)
DowDuPont, Inc.	09/21/18	70.00	(60)	(11,220)
Ford Motor Co.	09/21/18	11.87	(7,398)	(273,726)
Halliburton Co.	05/18/18	50.00	(623)	(64,169)
Halliburton Co.	06/15/18	55.00	(1,082)	(43,280)
Home Depot, Inc.	08/17/18	210.00	(441)	(52,479)
Home Depot, Inc.	09/21/18	195.00	(13)	(5,915)
Honeywell International, Inc.	06/15/18	165.00	(918)	(27,540)
Honeywell International, Inc.	06/15/18	155.00	(28)	(3,892)
Intel Corp.	04/20/18	55.00	(2,226)	(100,170)
Intel Corp.	06/15/18	52.50	(145)	(39,585)
International Business Machines Corp.	09/21/18	170.00	(493)	(145,435)
JPMorgan Chase & Co.	09/21/18	120.00	(1,424)	(427,200)
Lockheed Martin Corp.	06/15/18	390.00	(227)	(17,025)
Lockheed Martin Corp.	06/15/18	360.00	(35)	(16,765)
Mastercard, Inc.	05/18/18	185.00	(534)	(162,870)
Medtronic, PLC	04/20/18	85.00	(1,816)	(32,688)
Medtronic, PLC	06/15/18	82.50	(56)	(12,824)

CALL OPTIONS WRITTEN—1.4%	Expiration Date	Exercise Price	Contracts	Value
Merck & Co., Inc.	09/21/18	$60.00	(1,050)	$(124,950)
Morgan Stanley	04/20/18	60.00	(2,577)	(30,924)
Morgan Stanley	04/20/18	57.00	(79)	(3,950)
NextEra Energy, Inc.	05/18/18	165.00	(237)	(94,800)
Nucor Corp.	04/20/18	72.50	(1,271)	(6,355)
Nucor Corp.	05/18/18	67.50	(39)	(2,535)
Oracle Corp.	06/15/18	52.50	(1,652)	(26,432)
Parker Hannifin Corp.	05/18/18	210.00	(364)	(6,188)
Parker Hannifin Corp.	08/17/18	200.00	(227)	(49,372)
Pfizer, Inc.	05/18/18	37.00	(3,130)	(125,200)
Time Warner, Inc.	07/20/18	100.00	(1,625)	(390,813)
Union Pacific Corp.	08/17/18	140.00	(904)	(549,632)
Wal-Mart, Inc.	09/21/18	95.00	(304)	(92,112)
Whirlpool Corp.	05/18/18	170.00	(738)	(112,176)
Total Value of Call Options Written (premium received $8,103,872)				$(4,961,596)

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Portfolio of Investments (continued)

COVERED CALL STRATEGY FUND

March 31, 2018

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$361,053,371	$—	$—	$361,053,371

Liabilities
Call Options Written	$(4,961,596)	$—	$—	$(4,961,596)

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

EQUITY INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.20%
Actual		$1,000.00	$ 1,018.22	$ 6.04
Hypothetical**		$1,000.00	$ 1,018.95	$ 6.04
Class B Shares	2.03%
Actual		$1,000.00	$ 975.80	$ 10.00
Hypothetical**		$1,000.00	$ 1,014.81	$ 10.20
Advisor Class Shares	0.85%
Actual		$1,000.00	$ 1,020.36	$ 4.28
Hypothetical**		$1,000.00	$ 1,020.69	$ 4.28
Institutional Class Shares	0.80%
Actual		$1,000.00	$ 1,020.83	$ 4.03
Hypothetical**		$1,000.00	$ 1,020.94	$ 4.03

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

EQUITY INCOME FUND

March 31, 2018

Shares	Security	Value
	COMMON STOCKS—94.5%
	Consumer Discretionary—6.9%
86,000	Acushnet Holdings Corp.	$1,985,740
55,000	American Eagle Outfitters, Inc.	1,096,150
25,000	Aptiv, PLC	2,124,250
35,568	CBS Corp. - Class “B”	1,827,839
155,400	Comcast Corp. - Special Shares “A”	5,310,018
109,200	Dana Holding Corp.	2,812,992
218,500	Ford Motor Co.	2,420,980
32,200	Home Depot, Inc.	5,739,328
31,100	McDonald’s Corp.	4,863,418
13,300	Oxford Industries, Inc.	991,648
85,100	Tapestry, Inc.	4,477,111
37,933	Time Warner, Inc.	3,587,703
21,900	Walt Disney Co.	2,199,636
39,100	Wyndham Worldwide Corp.	4,474,213
		43,911,026
	Consumer Staples—8.7%
105,000	Altria Group, Inc.	6,543,600
92,200	Coca-Cola Co.	4,004,246
40,000	Dr. Pepper Snapple Group, Inc.	4,735,200
6,000	J.M. Smucker Co.	744,060
38,300	Kimberly-Clark Corp.	4,217,979
109,117	Koninklijke Ahold Delhaize NV (ADR)	2,588,255
18,066	Kraft Heinz Co.	1,125,331
63,500	PepsiCo, Inc.	6,931,025
84,500	Philip Morris International, Inc.	8,399,300
65,000	Pinnacle Foods, Inc.	3,516,500
71,400	Procter & Gamble Co.	5,660,592
74,400	Wal-Mart Stores, Inc.	6,619,368
		55,085,456
	Energy—8.1%
60,000	Anadarko Petroleum Corp.	3,624,600
94,400	Chevron Corp.	10,765,376

Shares		Security	Value
71,500		ConocoPhillips	$4,239,235
83,000		Devon Energy Corp.	2,638,570
57,900		ExxonMobil Corp.	4,319,919
65,400		Marathon Petroleum Corp.	4,781,394
92,500		Occidental Petroleum Corp.	6,008,800
72,200		PBF Energy, Inc. - Class “A”	2,447,580
81,100		Royal Dutch Shell, PLC - Class “A” (ADR)	5,174,991
55,000		Schlumberger, Ltd.	3,562,900
106,300		Suncor Energy, Inc.	3,671,602
			51,234,967
		Financials—18.3%
151,800	*	AllianceBernstein Holding, LP (MLP)	4,075,830
33,000		American Express Co.	3,078,240
21,300		Ameriprise Financial, Inc.	3,151,122
65,000		Bank of New York Mellon Corp.	3,349,450
103,400		Berkshire Hills Bancorp, Inc.	3,924,030
61,010		Chubb, Ltd.	8,344,338
72,000		Citizens Financial Group, Inc.	3,022,560
60,000		Comerica, Inc.	5,755,800
65,000		Discover Financial Services	4,675,450
115,000		Financial Select Sector SPDR Fund (ETF)	3,170,550
42,700		IBERIABANK Corp.	3,330,600
87,100		Invesco, Ltd.	2,788,071
110,000		iShares S&P U.S. Preferred Stock Index Fund (ETF)	4,131,600
127,800		JPMorgan Chase & Co.	14,054,166
100,000		MetLife, Inc.	4,589,000
156,700		Old National Bancorp of Indiana	2,648,230
47,900		PNC Financial Services Group, Inc.	7,244,396
60,000		Prosperity Bancshares, Inc.	4,357,800
59,000		SPDR S&P Regional Banking (ETF)	3,563,010
154,300		Sterling Bancorp	3,479,465
27,800		Travelers Cos., Inc.	3,860,308
108,300		U.S. Bancorp	5,469,150

Portfolio of Investments (continued)

EQUITY INCOME FUND

March 31, 2018

Shares	Security	Value
	Financials (continued)
105,000	Waddell & Reed Financial, Inc. - Class “A”	$2,122,050
227,500	Wells Fargo & Co.	11,923,275
		116,108,491
	Health Care—13.8%
116,100	Abbott Laboratories	6,956,712
73,100	AbbVie, Inc.	6,918,915
22,500	Aetna, Inc.	3,802,500
28,468	Baxter International, Inc.	1,851,559
61,700	CVS Health Corp.	3,838,357
53,000	Gilead Sciences, Inc.	3,995,670
52,400	GlaxoSmithKline, PLC (ADR)	2,047,268
96,900	Johnson & Johnson	12,417,735
85,000	Koninklijke Philips NV (ADR)	3,256,350
62,594	Medtronic, PLC	5,021,291
180,211	Merck & Co., Inc.	9,816,093
383,924	Pfizer, Inc.	13,625,463
90,000	Phibro Animal Health Corp. - Class “A”	3,573,000
18,500	Thermo Fisher Scientific, Inc.	3,819,510
22,000	UnitedHealth Group, Inc.	4,708,000
24,452	Zoetis, Inc.	2,041,987
		87,690,410
	Industrials—9.6%
25,100	3M Co.	5,509,952
25,400	A.O. Smith Corp.	1,615,186
70,000	Eaton Corp., PLC	5,593,700
16,800	General Dynamics Corp.	3,711,120
54,900	Honeywell International, Inc.	7,933,599
35,000	Industrial Select Sector SPDR Fund (ETF)	2,600,150
51,100	Ingersoll-Rand, PLC	4,369,561
31,450	ITT, Inc.	1,540,421
128,461	Johnson Controls International, PLC	4,526,966
19,000	Lockheed Martin Corp.	6,420,670
135,100	Schneider National, Inc. - Class “B”	3,520,706

Shares	Security	Value
120,800	Triton International, Ltd.	$3,696,480
43,700	United Parcel Service, Inc. - Class “B”	4,573,642
42,500	United Technologies Corp.	5,347,350
		60,959,503
	Information Technology—13.7%
45,900	Apple, Inc.	7,701,102
45,000	Applied Materials, Inc.	2,502,450
18,600	Automatic Data Processing, Inc.	2,110,728
17,500	Broadcom, Ltd.	4,123,875
342,100	Cisco Systems, Inc.	14,672,669
50,000	Cypress Semiconductor Corp.	848,000
75,000	HP Enterprise Co.	1,315,500
140,000	HP, Inc.	3,068,800
169,700	Intel Corp.	8,837,976
12,900	Lam Research Corp.	2,620,764
42,600	Microchip Technology, Inc.	3,891,936
167,500	Microsoft Corp.	15,287,725
95,300	QUALCOMM, Inc.	5,280,573
72,700	Silicon Motion Technology Corp. (ADR)	3,498,324
58,300	Symantec Corp.	1,507,055
39,200	TE Connectivity, Ltd.	3,916,080
32,000	Technology Select Sector SPDR Fund (ETF)	2,093,440
35,000	Western Digital Corp.	3,229,450
		86,506,447
	Materials—5.3%
115,423	DowDuPont, Inc.	7,353,599
23,400	Eastman Chemical Co.	2,470,572
46,900	FMC Corp.	3,591,133
38,000	Greif, Inc.	1,985,500
80,500	International Paper Co.	4,301,115
31,700	LyondellBasell Industries NV - Class “A”	3,350,056
28,000	Praxair, Inc.	4,040,400

Portfolio of Investments (continued)

EQUITY INCOME FUND

March 31, 2018

Shares	Security	Value
	Materials (continued)
53,600	Sealed Air Corp.	$2,293,544
62,500	WestRock Co.	4,010,625
		33,396,544
	Real Estate—3.1%
71,900	Americold Realty Trust (REIT)	1,371,852
86,400	Brixmor Property Group, Inc. (REIT)	1,317,600
88,000	Chesapeake Lodging Trust (REIT)	2,447,280
68,700	Douglas Emmett, Inc. (REIT)	2,525,412
23,000	Federal Realty Investment Trust (REIT)	2,670,530
170,000	GGP, Inc. (REIT)	3,478,200
105,000	Sunstone Hotel Investors, Inc. (REIT)	1,598,100
75,000	Tanger Factory Outlet Centers, Inc. (REIT)	1,650,000
151,800	Urstadt Biddle Properties, Inc. (REIT)	2,929,740
		19,988,714
	Telecommunication Services—3.0%
240,730	AT&T, Inc.	8,582,024
212,800	Verizon Communications, Inc.	10,176,096
		18,758,120
	Utilities—4.0%
36,500	American Electric Power Co., Inc.	2,503,535
100,000	CenterPoint Energy, Inc.	2,740,000
50,000	Dominion Energy, Inc.	3,371,500
35,000	Duke Energy Corp.	2,711,450
128,000	Exelon Corp.	4,993,280
17,100	NextEra Energy, Inc.	2,792,943
65,000	PPL Corp.	1,838,850
65,400	Vectren Corp.	4,180,368
		25,131,926
Total Value of Common Stocks (cost $397,493,351)		598,771,604

Shares or Principal Amount		Security		Value
		PREFERRED STOCKS—1.1%
		Financials—.5%
800		Citizens Financial Group, Inc., Series A, 5.5%, 2049		$819,000
102,800		JPMorgan Chase & Co., Series Y, 6.125%, 2020		2,690,276
				3,509,276
		Real Estate—.6%
50,500		Digital Realty Trust, Inc. (REIT), Series G, 5.875%, 2049		1,261,490
		Urstadt Biddle Properties, Inc. (REIT):
49,000		Series G, 6.75% 2049		1,252,930
41,700		Series H, 6.25% 2022		1,034,160
				3,548,580
Total Value of Preferred Stocks (cost $6,889,446)				7,057,856
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—3.5%
		Federal Home Loan Bank:
$6,000	M	1.54%, 4/11/2018		5,997,522
2,000	M	1.715%, 4/16/2018		1,998,716
10,000	M	1.68%, 4/19/2018		9,992,210
2,500	M	1.68%, 4/25/2018		2,497,365
1,500	M	1.7%, 4/26/2018		1,498,350
Total Value of Short-Term Corporate Notes (cost $21,983,024)				21,984,163
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—.5%
3,000	M	U.S. Treasury Bills, 1.535%, 4/26/2018 (cost $2,996,799)		2,996,820
Total Value of Investments (cost $429,362,620)			99.6%	630,810,443
Other Assets, Less Liabilities			.4	2,798,031
Net Assets			100.0%	$633,608,474

*	Non-income producing

Portfolio of Investments (continued)

EQUITY INCOME FUND

March 31, 2018

Summary of Abbreviations:

ADR	American Depositary Receipts
ETF	Exchange Traded Fund
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$598,771,604	$—	$—	$598,771,604
Preferred Stocks	7,057,856	—	—	7,057,856
Short-Term U.S. Government Agency Obligations	—	21,984,163	—	21,984,163
Short-Term U.S. Government Obligations	—	2,996,820	—	2,996,820
Total Investments in Securities*	$605,829,460	$24,980,983	$—	$630,810,443

*	The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

GLOBAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.44%
Actual		$1,000.00	$1,061.63	$ 7.40
Hypothetical**		$1,000.00	$1,017.75	$ 7.24
Class B Shares	2.23%
Actual		$1,000.00	$1,018.35	$ 11.22
Hypothetical**		$1,000.00	$1,013.81	$ 11.20
Advisor Class Shares	1.05%
Actual		$1,000.00	$1,062.37	$ 5.40
Hypothetical**		$1,000.00	$1,019.69	$ 5.29
Institutional Class Shares	1.01%
Actual		$1,000.00	$1,063.50	$ 5.20
Hypothetical**		$1,000.00	$1,019.89	$ 5.09

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

GLOBAL FUND

March 31, 2018

Shares		Security	Value
		COMMON STOCKS—98.1%
		United States—61.6%
90,372		Abbott Laboratories	$5,415,090
52,398		Activision Blizzard, Inc.	3,534,769
110,706		Air Lease Corp.	4,718,290
6,378	*	Alphabet, Inc. - Class “C”	6,580,757
5,554	*	Amazon.com, Inc.	8,038,526
101,170		Apple, Inc.	16,974,303
42,934		Aptiv, PLC	3,648,102
130,215		Aramark Holdings Corp.	5,151,305
54,925		Assured Guaranty, Ltd.	1,988,285
145,606		Ball Corp.	5,782,014
523,533		Bank of America Corp.	15,700,755
14,298		BlackRock, Inc.	7,745,513
12,457	*	bluebird bio, Inc.	2,127,033
3,238	*	Booking Holdings, Inc.	6,736,303
127,179		Bristol-Myers Squibb Co.	8,044,072
40,264		Broadcom, Ltd.	9,488,212
33,538		Capital One Financial Corp.	3,213,611
12,530	*	CBRE Group, Inc. - Class “A”	591,667
54,128		Citigroup, Inc.	3,653,640
78,370		Cognizant Technology Solutions Corp. - Class “A”	6,308,785
183,030		Coty, Inc. - Class “A”	3,349,449
114,092		Danaher Corp.	11,170,748
76,591		Delphi Technologies, PLC	3,649,561
27,394	*	Diamondback Energy, Inc.	3,465,889
98,121		Edison International	6,246,383
18,738	*	Electronic Arts, Inc.	2,271,795
95,924		EOG Resources, Inc.	10,097,920
32,489		Expedia, Inc.	3,587,111
52,054	*	Facebook, Inc. - Class “A”	8,317,709
40,281		First Republic Bank	3,730,423
26,992	*	FleetCor Technologies, Inc.	5,465,880
504,939	*	Flex, Ltd.	8,245,654
90,570		Fortune Brands Home & Security, Inc.	5,333,667

Shares		Security	Value
12,913		General Dynamics Corp.	$2,852,482
98,359		General Motors Corp.	3,574,366
45,987		Global Payments, Inc.	5,128,470
27,131	*	Guidewire Software, Inc.	2,192,999
114,672	*	Hologic, Inc.	4,284,146
122,315	*	IHS Markit, Ltd.	5,900,476
111,800		Intercontinental Exchange, Inc.	8,107,736
175,442	*	JetBlue Airways Corp.	3,564,981
180,985		Kinder Morgan, Inc.	2,725,634
53,498		KLA-Tencor Corp.	5,831,817
83,176		Knight-Swift Transportation Holdings, Inc.	3,826,928
33,078		Marriott International, Inc.	4,497,946
176,160		MGM Resorts International	6,169,123
110,618	*	Micron Technology, Inc.	5,767,623
68,499	*	Mylan NV	2,820,104
22,572	*	Netflix, Inc.	6,666,640
120,541		NIKE, Inc. - Class “B”	8,008,744
52,815		Northern Trust Corp.	5,446,811
17,432		NVIDIA Corp.	4,037,077
32,215		Old Dominion Freight Line, Inc.	4,734,639
58,781	*	Post Holdings, Inc.	4,453,249
55,594		PPG Industries, Inc.	6,204,290
31,378		Public Storage (REIT)	6,287,837
59,331	*	salesforce.com, Inc.	6,900,195
42,338	*	ServiceNow, Inc.	7,004,822
31,751		Skyworks Solutions, Inc.	3,183,355
46,680	*	Spirit Airlines, Inc.	1,763,570
43,137	*	Splunk, Inc.	4,244,249
68,835	*	Sprint Corp.	335,915
45,011		SunTrust Banks, Inc.	3,062,548
105,738		Tapestry, Inc.	5,562,876
67,908		Teradyne, Inc.	3,104,075
34,004		Thermo Fisher Scientific, Inc.	7,020,466
32,887	*	TripAdvisor, Inc.	1,344,749

Portfolio of Investments (continued)

GLOBAL FUND

March 31, 2018

Shares		Security	Value
		United States (continued)
9,050	*	Ultimate Software Group, Inc.	$2,205,485
135,725	*	Under Armour, Inc. - Class “A”	2,219,104
46,853		UnitedHealth Group, Inc.	10,026,542
54,907		Visa, Inc. - Class “A”	6,567,975
27,054	*	Workday, Inc. - Class “A”	3,438,834
			381,442,099
		China—6.4%
48,985	*	Alibaba Group Holding, Ltd. (ADR)	8,990,707
298,000		China Merchants BankCo., Ltd. - Class “H”	1,236,959
32,798	*	Ctrip.com International, Ltd. (ADR)	1,529,043
7,481		NetEase, Inc. (ADR)	2,097,598
80,993	*	New Oriental Education & Technology Group, Inc. (ADR)	7,099,036
792,500		Ping An Insurance (Group) Co. of China, Ltd.	8,171,212
210,600		Sunny Optical Technology	3,951,763
121,410		Tencent Holdings, Ltd.	6,517,237
			39,593,555
		Japan—5.7%
49,300		Komatsu, Ltd.	1,651,499
59,130		Seven & I Holdings Co., Ltd.	2,532,676
91,307		SoftBank Group Corp.	6,810,704
156,671		Sony Corp.	7,708,262
203,767		Sumitomo Mitsui Financial Group, Inc.	8,644,669
179,400		Tokio Marine Holdings, Inc.	8,134,509
			35,482,319
		France—4.3%
90,192	*	Airbus SE	10,440,432
119,715	*	ArcelorMittal SA (ADR)	3,808,134
69,033		Safran SA	7,326,457
77,536		Valeo SA	5,129,020
			26,704,043

Shares		Security	Value
		Switzerland—4.2%
30,420	*	ams AG	$3,194,413
131,964		Nestle SA	10,430,636
693,650	*	UBS Group AG	12,221,369
			25,846,418
		United Kingdom—3.9%
58,248	*	Atlassian Corp., PLC - Class “A”	3,140,732
154,471		Anglo American PLC	3,598,342
128,956		British American Tobacco, PLC	7,454,526
1,947,041	*	Glencore, PLC	9,675,274
			23,868,874
		Italy—3.2%
59,709		Banca Generali SpA	1,926,433
32,500		Ferrari NV	3,906,885
271,345	*	Fiat Chrysler Automobiles NV	5,534,438
237,361		FinecoBank Banca Fineco SpA	2,856,946
254,470	*	UniCredit SpA	5,318,718
			19,543,420
		Spain—2.0%
1,158,910		Iberdrola SA	8,521,929
131,223		Industria de Diseno Textil SA (a)	4,125,479
			12,647,408
		Taiwan—1.6%
220,019		Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,628,031
		South Korea—1.3%
3,406		Samsung Electronics Co., Ltd.	7,958,038
		Brazil—1.2%
46,000	*	PagSeguro Digital, Ltd.	1,762,720
391,923	*	Petroleo Brasileiro SA	5,541,791
			7,304,511

Portfolio of Investments (continued)

GLOBAL FUND

March 31, 2018

Shares or Principal Amount		Security		Value
		India—1.1%
62,630		HDFC Bank, Ltd.		$1,824,473
1,128,064		ICICI Bank, Ltd.		4,895,611
				6,720,084
		Netherlands—.8%
100,824	*	AerCap Holdings NV		5,113,793
		Canada—.4%
47,320		Magna International, Inc.		2,665,434
		Germany—.4%
50,890		Vonovia SE		2,523,628
Total Value of Common Stocks (cost $510,023,321)				607,041,655
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—1.5%
		United States
9,000	M	U.S. Treasury Bills, 1.535%, 4/26/2018 (cost $8,990,396)		8,990,460
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—.3%
		United States
2,000	M	Federal Home Loan Bank, 1.7%, 4/26/2018 (cost $1,997,637)		1,997,800
Total Value of Investments (cost $521,011,354)			99.9%	618,029,915
Other Assets, Less Liabilities			.1	802,748
Net Assets			100.0%	$618,832,663

*	Non-income producing

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1G).

Summary of Abbreviations:

ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$381,442,099	$—	$—	$381,442,099
China	19,716,384	19,877,171	—	39,593,555
Japan	—	35,482,319	—	35,482,319
France	3,808,134	22,895,909	—	26,704,043
Switzerland	—	25,846,418	—	25,846,418
United Kingdom	—	23,868,874	—	23,868,874
Italy	—	19,543,420	—	19,543,420
Spain	—	12,647,408	—	12,647,408
Taiwan	9,628,031	—	—	9,628,031
South Korea	—	7,958,038	—	7,958,038
Brazil	7,304,511	—	—	7,304,511
India	—	6,720,084	—	6,720,084
Netherlands	—	5,113,793	—	5,113,793
Canada	2,665,434	—	—	2,665,434
Germany	—	2,523,628	—	2,523,628
Short-Term U.S. Government Obligations	—	8,990,460	—	8,990,460
Short-Term U.S. Government Agency Obligations	—	1,997,800	—	1,997,800
Total Investments in Securities	$424,564,593	$193,465,322	$—	$618,029,915

Portfolio of Investments (continued)

GLOBAL FUND

March 31, 2018

Transfers between Level 1 and Level 2 securities as of March 31, 2018 resulted from securities priced previously with an official close price (Level 1 securities) or securities fair valued by the Valuation Committee (Level 2 securities). Transfers from Level 1 to Level 2 as of March 31, 2018 were $151,278,987. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.14%
Actual		$1,000.00	$ 1,030.80	$5.77
Hypothetical**		$1,000.00	$ 1,019.25	$5.74
Class B Shares	1.91%
Actual		$1,000.00	$ 987.31	$9.46
Hypothetical**		$1,000.00	$ 1,015.41	$9.60
Advisor Class Shares	0.77%
Actual		$1,000.00	$ 1,032.43	$3.90
Hypothetical**		$1,000.00	$ 1,021.09	$3.88
Institutional Class Shares	0.74%
Actual		$1,000.00	$ 1,033.00	$3.75
Hypothetical**		$1,000.00	$ 1,021.24	$3.73

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

GROWTH & INCOME FUND

March 31, 2018

Shares	Security	Value
	COMMON STOCKS—97.9%
	Consumer Discretionary—10.8%
100,000	Aptiv, PLC	$8,497,000
200,000	Aramark Holdings Corp.	7,912,000
190,000	Big Lots, Inc.	8,270,700
220,000	BorgWarner, Inc.	11,050,600
400,000	CBS Corp. - Class “B”	20,556,000
294,600	DSW, Inc. - Class “A”	6,616,716
250,000	Ford Motor Co.	2,770,000
180,000	Home Depot, Inc.	32,083,200
255,000	L Brands, Inc.	9,743,550
50,000	Lear Corp.	9,304,500
192,900	Magna International, Inc.	10,869,915
38,200	Meredith Corp.	2,055,160
110,000	Penske Automotive Group, Inc.	4,876,300
60,000	Ross Stores, Inc.	4,678,800
250,000	Tapestry, Inc.	13,152,500
195,000	Tupperware Brands Corp.	9,434,100
160,000	Walt Disney Co.	16,070,400
40,000	Whirlpool Corp.	6,124,400
142,000	Wyndham Worldwide Corp.	16,249,060
		200,314,901
	Consumer Staples—8.7%
480,000	Altria Group, Inc.	29,913,600
293,500	B&G Foods, Inc.	6,955,950
360,000	Coca-Cola Co.	15,634,800
265,000	Conagra Brands, Inc.	9,773,200
45,000	Dr. Pepper Snapple Group, Inc.	5,327,100
631,904	Koninklijke Ahold Delhaize NV (ADR)	14,988,763
165,000	PepsiCo, Inc.	18,009,750
310,000	Philip Morris International, Inc.	30,814,000
200,000	Procter & Gamble Co.	15,856,000
160,000	Wal-Mart Stores, Inc.	14,235,200
		161,508,363

Shares	Security	Value
	Energy—7.6%
174,000	Anadarko Petroleum Corp.	$10,511,340
270,000	ConocoPhillips	16,008,300
370,000	Devon Energy Corp.	11,762,300
200,000	ExxonMobil Corp.	14,922,000
282,700	Halliburton Co.	13,269,938
100,000	Hess Corp.	5,062,000
300,000	Marathon Oil Corp.	4,839,000
385,000	Marathon Petroleum Corp.	28,147,350
120,000	Occidental Petroleum Corp.	7,795,200
115,000	Phillips 66	11,030,800
485,000	Suncor Energy, Inc.	16,751,900
		140,100,128
	Financials—18.2%
300,000	American Express Co.	27,984,000
170,000	American International Group, Inc.	9,251,400
157,900	Ameriprise Financial, Inc.	23,359,726
301,600	Bank of America Corp.	9,044,984
130,000	Chubb, Ltd.	17,780,100
67,000	Citigroup, Inc.	4,522,500
515,000	Citizens Financial Group, Inc.	21,619,700
114,000	Comerica, Inc.	10,936,020
325,000	Discover Financial Services	23,377,250
550,000	Financial Select Sector SPDR Fund (ETF)	15,163,500
143,700	Hamilton Lane, Inc. - Class “A”	5,349,951
166,800	IBERIABANK Corp.	13,010,400
431,730	JPMorgan Chase & Co.	47,477,348
275,000	MetLife, Inc.	12,619,750
56,300	Morgan Stanley	3,037,948
150,000	PNC Financial Services Group, Inc.	22,686,000
250,000	SPDR S&P Regional Banking (ETF)	15,097,500
480,000	Sterling Bancorp	10,824,000
355,000	U.S. Bancorp	17,927,500

Portfolio of Investments (continued)

GROWTH & INCOME FUND

March 31, 2018

Shares		Security	Value
		Financials (continued)
496,850		Wells Fargo & Co.	$26,039,909
			337,109,486
		Health Care—17.0%
425,000		Abbott Laboratories	25,466,000
335,000		AbbVie, Inc.	31,707,750
45,000		Aetna, Inc.	7,605,000
42,000		Allergan, PLC	7,068,180
168,669		Baxter International, Inc.	10,970,232
94,400	*	Centene Corp.	10,088,528
290,000		CVS Health Corp.	18,040,900
170,000		Gilead Sciences, Inc.	12,816,300
91,300		Hill-Rom Holdings, Inc.	7,943,100
270,625		Johnson & Johnson	34,680,594
250,000		Koninklijke Philips NV (ADR)	9,577,500
150,000		Medtronic, PLC	12,033,000
370,000		Merck & Co., Inc.	20,153,900
869,301		Pfizer, Inc.	30,851,492
298,100		Phibro Animal Health Corp. - Class “A”	11,834,570
64,162		Shire, PLC (ADR)	9,585,161
200,000		Thermo Fisher Scientific, Inc.	41,292,000
143,800		Zoetis, Inc.	12,008,738
			313,722,945
		Industrials—12.2%
125,000		3M Co.	27,440,000
155,800		Apogee Enterprises, Inc.	6,753,930
434,800	*	Gardner Denver Holdings, Inc.	13,339,664
209,700		Honeywell International, Inc.	30,303,747
145,000		Ingersoll-Rand, PLC	12,398,950
505,530		Johnson Controls International, PLC	17,814,877
27,500		Lockheed Martin Corp.	9,293,075
40,900		ManpowerGroup, Inc.	4,707,590
340,100		Masco Corp.	13,753,644
275,000	*	MasTec, Inc.	12,938,750

Shares		Security	Value
120,100		Owens Corning	$9,656,040
440,000		Schneider National, Inc. - Class “B”	11,466,400
65,000		Snap-On, Inc.	9,590,100
55,000		Stanley Black & Decker, Inc.	8,426,000
592,000		Triton International, Ltd.	18,115,200
150,000		United Technologies Corp.	18,873,000
			224,870,967
		Information Technology—15.7%
214,400		Apple, Inc.	35,972,032
300,000		Applied Materials, Inc.	16,683,000
60,000		Broadcom, Ltd.	14,139,000
900,000		Cisco Systems, Inc.	38,601,000
105,887	*	Dell Technologies, Inc. - Class “V”	7,751,987
149,709		DXC Technology Co.	15,050,246
250,000	*	eBay, Inc.	10,060,000
75,000	*	FleetCor Technologies, Inc.	15,187,500
583,775		Intel Corp.	30,403,002
524,000		Microsoft Corp.	47,825,480
74,400	*	NXP Semiconductors NV	8,704,800
350,000		Oracle Corp.	16,012,500
335,000		QUALCOMM, Inc.	18,562,350
85,400		TE Connectivity, Ltd.	8,531,460
75,000		Western Digital Corp.	6,920,250
			290,404,607
		Materials—2.8%
60,300		FMC Corp.	4,617,171
285,000		International Paper Co.	15,227,550
60,000		Praxair, Inc.	8,658,000
135,000		RPM International, Inc.	6,435,450
200,000		Sealed Air Corp.	8,558,000
114,300		Trinseo SA	8,463,915
			51,960,086

Portfolio of Investments (continued)

GROWTH & INCOME FUND

March 31, 2018

Shares or Principal Amount		Security		Value
		Real Estate—1.8%
725,000		Brixmor Property Group, Inc. (REIT)		$11,056,250
250,000		GGP, Inc. (REIT)		5,115,000
480,000		Tanger Factory Outlet Centers, Inc. (REIT)		10,560,000
373,500		Urstadt Biddle Properties, Inc. (REIT)		7,208,550
				33,939,800
		Telecommunication Services—2.1%
530,000		AT&T, Inc.		18,894,500
425,000		Verizon Communications, Inc.		20,323,500
				39,218,000
		Utilities—1.0%
72,000		Dominion Energy, Inc.		4,854,960
325,000		Exelon Corp.		12,678,250
				17,533,210
Total Value of Common Stocks (cost $1,086,042,040)				1,810,682,493
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—2.2%
		Federal Home Loan Bank:
$5,000	M	1.56%, 4/12/2018		4,997,710
10,000	M	1.715%, 4/16/2018		9,993,580
16,000	M	1.68%, 4/17/2018		15,988,992
6,500	M	1.68%, 4/25/2018		6,493,149
3,500	M	1.7%, 4/26/2018		3,496,150
Total Value of Short-Term U.S. Government Agency Obligations (cost $40,967,093)				40,969,581
Total Value of Investments (cost $1,127,009,133)			100.1%	1,851,652,074
Excess of Liabilties Over Other Assets			(.1)	(2,401,426)
Net Assets			100.0%	$1,849,250,648

*	Non-income producing

Summary of Abbreviations:

ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,810,682,493	$—	$—	$1,810,682,493
Short-Term U.S. Government Agency Obligations	—	40,969,581	—	40,969,581
Total Investments in Securities*	$1,810,682,493	$40,969,581	$—	$1,851,652,074

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2018.

Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

HEDGED U.S. EQUITY OPPORTUNITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.75%
Actual		$1,000.00	$1,039.93	$8.90
Hypothetical**		$1,000.00	$1,016.20	$8.80
Advisor Class Shares	1.42%
Actual		$1,000.00	$1,040.70	$7.22
Hypothetical**		$1,000.00	$1,017.85	$7.14
Institutional Class Shares	1.31%
Actual		$1,000.00	$1,042.51	$6.67
Hypothetical**		$1,000.00	$1,018.40	$6.59

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

HEDGED U.S. EQUITY OPPORTUNITIES FUND

March 31, 2018

Shares		Security	Value
		COMMON STOCKS—96.0%
		Consumer Discretionary—12.1%
420		Autoliv, Inc.	$61,295
116	*	Booking Holdings, Inc.	241,325
7,261	*	CarMax, Inc.	449,746
1,289		CBS Corp. - Class “B”	66,242
6,061		Choice Hotels International, Inc.	485,789
4,100		Comcast Corp. - Special Shares “A”	140,097
5,812		D.R. Horton, Inc.	254,798
1,621	*	Dave & Buster’s Entertainment, Inc.	67,661
4,017	*	Dollar Tree, Inc.	381,213
2,723		Expedia, Inc.	300,646
5,500	*	Floor & Decor Holdings, Inc.	286,660
3,519		General Motors Corp.	127,880
2,740		Genuine Parts Co.	246,162
376,339	*	Global Brands Group Holding, Ltd. (Hong Kong)	21,294
7,374		Goodyear Tire & Rubber Co.	196,001
5,025		Harley-Davidson, Inc.	215,472
3,655		Hilton, Inc.	287,868
4,395		Home Depot, Inc.	783,365
8,137	*	JELD-WEN Holding, Inc.	249,155
1,690		Las Vegas Sands Corp.	121,511
1,020		Marriott International, Inc.	138,700
3,268		McDonald’s Corp.	511,050
5,660		Newell Brands, Inc.	144,217
17,243		NIKE, Inc.	1,145,625
3,097	*	Norwegian Cruise Line Holdings. Inc.	164,048
224	*	NVR, Inc.	627,200
5,080		Ross Stores, Inc.	396,138
2,213		Royal Caribbean Cruises Ltd.	260,559
4,108		SES SA (Luxembourg)	55,606
13,493		TJX Cos., Inc.	1,100,489
2,476		Tractor Supply Co.	156,038
22,093	*	Under Armour, Inc.	361,221
3,342	*	Wayfair, Inc.- Class “A”	225,685

Portfolio of Investments (continued)

HEDGED U.S. EQUITY OPPORTUNITIES FUND

March 31, 2018

Shares		Security	Value
		Consumer Discretionary (continued)
274		Whirlpool Corp.	$41,952
978		Wyndham Worldwide Corp.	111,913
5,512		Yum! Brands, Inc.	469,237
			10,893,858
		Consumer Staples—7.0%
11,307		Altria Group, Inc.	704,652
3,616		British American Tobacco, PLC (United Kingdom)	209,029
785	*	Cimpress NV	121,439
17,013		Coca-Cola Co.	738,875
10,492		Colgate-Palmolive Co.	752,067
3,091		Costco Wholesale Corp.	582,437
6,553		Coty, Inc.	119,920
4,449	*	Delivery Hero AG (Germany)	214,856
24,763		Diageo, PLC (United Kingdom)	837,476
2,239		Hershey Co.	221,571
2,543		Hormel Foods Corp.	87,276
3,769	*	Hostess Brands, Inc.	55,743
582		J.M. Smucker Co.	72,174
1,468		Kellogg Co.	95,435
12,043		Kroger Co.	288,309
3,381	*	Monster Beverage Corp.	193,427
4,757		PepsiCo, Inc.	519,227
805		Philip Morris International, Inc.	80,017
3,432	*	Simply Good Foods Co.	47,121
5,717	*	U.S. Foods Holding Corp.	187,346
2,127		Walgreens Boots Alliance, Inc.	139,255
			6,267,652
		Energy—2.2%
3,272		Anadarko Petroleum Corp.	197,662
4,997		Canadian Natural Resources, Ltd. (Canada)	157,256
1,494		Cimarex Energy Co.	139,689
3,856	*	Diamondback Energy, Inc.	487,861
3,421		Halliburton Co.	160,582

Shares		Security	Value
2,427		Hess Corp.	$122,855
7,741	*	Laredo Petroleum, Inc.	67,424
1,575	*	Lundin Petroleum AB (Sweden)	39,789
5,984		Marathon Oil Corp.	96,522
608		Marathon Petroleum Corp.	44,451
11,523	*	Newfield Exploration Co.	281,392
1,440		Noble Energy, Inc.	43,632
448		Pioneer Natural Resources Co.	76,957
5,578	*	Southwestern Energy Co.	24,153
			1,940,225
		Financials—18.0%
11,089		Aflac, Inc.	485,255
305		Alleghany Corp.	187,404
2,041		Allstate Corp.	193,487
13,580		American Express Co.	1,266,742
3,796		American International Group, Inc.	206,578
3,596		Arthur J. Gallagher & Co.	247,153
10,425		Bank of America Corp.	312,646
2,778		Bank of the Ozarks	134,094
2,157	*	Berkshire Hathaway, Inc. - Class “B”	430,278
756		BlackRock, Inc.	409,540
754	*	Brighthouse Financial, Inc.	38,756
7,391		Chubb, Ltd.	1,010,867
5,431		Citigroup, Inc.	366,592
11,792		CNO Financial Group, Inc.	255,533
4,349		Comerica, Inc.	417,200
1,081	*	Credit Acceptance Corp.	357,173
1,806		FactSet Research Systems, Inc.	360,153
579		Fairfax Financial Holdings, Ltd. (Canada)	293,498
370		First Citizens BancShares, Inc.	152,899
2,880		First Republic Bank	266,717
5,800		FNF Group, Inc.	232,116
4,197		IBERIABANK Corp.	327,366

Portfolio of Investments (continued)

HEDGED U.S. EQUITY OPPORTUNITIES FUND

March 31, 2018

Shares		Security	Value
		Financials (continued)
13,200	*	J2 Acquisition, Ltd. (Virgin Islands)	$125,004
14,763		KeyCorp	288,617
9,228		Lancashire Holdings, Ltd. (United Kingdom)	75,092
3,630		Lincoln National Corp.	265,208
5,116		M&T Bank Corp.	943,186
784	*	Markel Corp.	917,476
7,405		Marsh & McLennan Cos., Inc.	611,579
8,170		MetLife, Inc.	374,921
927		Moody’s Corp.	149,525
5,994	*	Ocean Outdoors, Ltd. (Virgin Islands) (a)	57,393
10,864		People’s United Financial, Inc.	202,722
8,249		PNC Financial Services Group, Inc.	1,247,579
1,288		Principal Financial Group, Inc.	78,452
1,816		Reinsurance Group of America, Inc.	279,664
3,488		RenaissanceRe Holdings	483,123
11,416	*	SLM Corp.	127,973
10,159		TD Ameritrade Holding Corp.	601,718
1,074		Travelers Cos., Inc.	149,136
4,581		Unum Group	218,101
6,783		Wells Fargo & Co.	355,497
271		White Mountain Insurance Group	222,903
7,732		Zions Bancorp	407,708
			16,134,624
		Health Care—12.2%
4,540	*	Acadia Healthcare Co., Inc.	177,877
2,768		Agilent Technologies, Inc.	185,179
1,168	*	Align Technology, Inc.	293,320
3,706	*	Alkermes, PLC (Ireland)	214,800
702		Allergan, PLC (United Kingdom)	118,140
1,372	*	Alnylam Pharmaceuticals, Inc.	163,405
1,695		AstraZeneca, PLC (ADR)	59,274
8,533		Baxter International, Inc.	554,986
2,705		Becton, Dickinson & Co.	586,173
1,371	*	BeiGene, Ltd. (China) (ADR)	230,328

Shares		Security	Value
365	*	Biogen, Inc.	$99,944
17,265		Bristol-Myers Squibb Co.	1,092,011
7,937		Cardinal Health, Inc.	497,491
831		CVS Health Corp.	51,696
1,321		Dentsply Sirona, Inc.	66,459
3,097	*	Edwards Lifesciences Corp.	432,093
7,225	*	Envision Healthcare Corp.	277,657
8,602	*	Exact Sciences Corp.	346,919
1,130	*	Five Prime Therapeutics, Inc.	19,413
4,037	*	Ionis Pharmaceuticals, Inc.	177,951
5,161		Johnson & Johnson	661,382
3,108		Koninklijke Philips NV (ADR)	119,067
2,337	*	Laboratory Corp. of America Holdings	378,010
4,929		McKesson Corp.	694,348
11,173		Medtronic, PLC	896,298
298	*	Mettler Toledo International, Inc.	171,359
5,058	*	Mylan NV (Netherlands)	208,238
786	*	Nektar Therapeutics	83,520
20,329		Pfizer, Inc.	721,476
1,224	*	Seattle Genetic, Inc.	64,064
3,578		Stryker Corporation	575,772
724		Teleflex, Inc.	184,606
2,322		UnitedHealth Group, Inc.	496,908
			10,900,164
		Industrials—13.4%
4,358		Allison Transmission Holdings, Inc.	170,223
1,213		AMERCO	418,606
16,267		Canadian National Railway Co. (Canada)	1,188,886
2,982		Cintas Corp.	508,670
3,815	*	Clean Harbors, Inc.	186,210
6,551		CSX Corp.	364,956
704		Cummins, Inc.	114,111
2,364		Deere & Co.	367,176

Portfolio of Investments (continued)

HEDGED U.S. EQUITY OPPORTUNITIES FUND

March 31, 2018

Shares		Security	Value
		Industrials (continued)
2,232		Delta Air Lines, Inc.	$122,336
860		Dover Corp.	84,469
1,874		Dun & Bradstreet Corp.	219,258
1,354		Eaton Corp., PLC (United Kingdom)	108,198
1,918		Equifax, Inc.	225,960
4,146		Fastenal Co.	226,330
13,140	*	Genesee & Wyoming, Inc. - Class “A”	930,181
3,567		Herman Miller, Inc.	113,966
253		Huntington Ingalls Industries, Inc.	65,213
4,118		IDEX Corp.	586,856
4,653	*	Ichor Holdings, Ltd.	112,649
3,676		Ingersoll-Rand, PLC	314,335
1,048	*	JetBlue Airways Corp.	21,295
4,717		Knight-Swift Transportation Holdings, Inc.	217,029
1,485		L3 Technologies, Inc.	308,880
3,127		Lennox International, Inc.	639,065
1,245		Lockheed Martin Corp.	420,723
14,805	*	Milacron Holdings Corp.	298,173
5,102		PACCAR, Inc.	337,599
6,639		Republic Services, Inc.	439,701
2,039		Rockwell Automation, Inc.	355,194
8,243		Sanwa Holdings Corp. (Japan)	106,290
2,618		Southwest Airlines Co.	149,959
8,423		Steelcase, Inc. - Class “A”	114,553
3,942	*	TransUnion	223,827
1,446		UniFirst Corp.	233,746
6,100		Union Pacific Corp.	820,023
3,879		United Parcel Service, Inc. - Class “B”	405,976
374		Wabtec Corp.	30,444
2,426		Waste Connections, Inc.	174,041
3,931		Xylem, Inc.	302,373
			12,027,480
		Information Technology—17.7%
6,703	*	Acacia Communications, Inc.	257,797

Shares		Security	Value
4,519		Accenture, PLC	$693,666
1,792	*	Adobe Systems, Inc.	387,215
917	*	Alibaba Group Holding, Ltd. (China) (ADR)	168,306
566	*	Alphabet, Inc.	583,993
1,229		Amdocs, Ltd.	81,999
2,637	*	Arrow Electronics, Inc.	203,102
3,882	*	Atlassian Corp., PLC (United Kingdom)	209,317
6,701	*	Black Knight, Inc.	315,617
5,737		Booz Allen Hamilton Holdings Corp.	222,137
3,244		CDW Corp.	228,086
1,586		Cisco Systems, Inc.	68,024
1,996	*	CoStar Group, Inc.	723,909
3,913	*	Facebook, Inc.	625,258
2,864		FleetCor Technologies, Inc.	579,960
100	*	ForeScout Technologies, Inc.	3,244
367	*	Gartner Group, Inc.	43,167
10,801		Genpact, Ltd.	345,524
2,087		Global Payments, Inc.	232,742
5,427	*	Guidewire Software, Inc.	438,664
2,364		Harris Corp.	381,266
1,738		International Business Machines Corp.	266,661
17,947	*	Just Eat, PLC (United Kingdom)	175,744
2,731	*	Keysight Technologies, Inc.	143,077
1,535		KLA-Tencor Corp.	167,330
4,612		Marvell Technology Group, Ltd.	96,852
1,823		Maxim Integrated Products, Inc.	109,781
3,178		Microchip Technology, Inc.	290,342
5,839	*	Micron Technology, Inc.	304,445
11,205		Microsoft Corp.	1,022,680
2,300		Motorola Solutions, Inc.	242,190
2,041		NVIDIA Corp.	472,675
6,274	*	PayPal Holdings, Inc.	476,008
4,142		QUALCOMM, Inc.	229,508
3,733	*	salesforce.com, Inc.	434,148

Portfolio of Investments (continued)

HEDGED U.S. EQUITY OPPORTUNITIES FUND

March 31, 2018

Shares		Security	Value
		Information Technology (continued)
3,903	*	ServiceNow, Inc.	$645,751
2,372	*	Shopify, Inc.	295,527
6,360		Silicon Motion Technology Corp. (ADR) (Taiwan)	306,043
8,137		SS&C Technologies Holdings, Inc.	436,469
5,180		TE Connectivity, Ltd.	517,482
5,320	*	Trade Desk, Inc. - Class “A”	263,978
3,828	*	Verisign, Inc.	453,848
5,032		Visa, Inc.	601,928
1,903		Western Digital Corp.	175,590
3,212	*	Workday, Inc. - Class “A”	408,277
5,795	*	Yandex NV - Class “A” (Russia)	228,613
4,218	*	Zillow Group, Inc. - Class “A”	227,772
977	*	Zillow Group, Inc. - Class “C”	52,563
			15,838,275
		Materials—4.8%
7,281		Ball Corp.	289,128
426		Bunge, Ltd.	31,498
970		Cabot Corp.	54,048
4,468		Celanese Corp. - Class “A”	447,738
3,264		CRH, PLC (Ireland)	110,335
2,895		Eastman Chemical Co.	305,654
3,958		Nucor Corp.	241,794
1,883		Nutrien, Ltd. (Canada)	88,994
5,099		Packaging Corp. of America	574,657
986		PPG Industries, Inc.	110,038
4,174		Praxair, Inc.	602,308
5,561		Reliance Steel & Aluminum Co.	476,800
845		Sherwin-Williams Co.	331,341
6,475		Silgan Holdings, Inc.	180,329
2,335		Tenaris SA	80,954
1,923		Vulcan Materials Co.	219,549
1,554		Westlake Chemical Corp.	172,727
			4,317,892

Shares	Security	Value
	Real Estate—4.8%
5,394	American Tower Corp. (REIT)	$783,964
2,017	AvalonBay Communities, Inc. (REIT)	331,716
6,669	Brixmor Property Group, Inc. (REIT)	101,702
4,958	Columbia Property Trust, Inc. (REIT)	101,441
3,240	Education Realty Trust, Inc. (REIT)	106,110
429	Federal Realty Investment Trust (REIT)	49,811
10,587	Host Hotels & Resorts, Inc. (REIT)	197,342
7,002	Kimco Realty Corp. (REIT)	100,829
548	Mid-America Apartment Communities, Inc. (REIT)	50,000
2,261	PS Business Park, Inc. (REIT)	255,583
6,494	Public Storage (REIT)	1,301,333
537	Simon Property Group, Inc. (REIT)	82,886
396	SL Green Realty Corp. (REIT)	38,345
16,568	STORE Capital Corp. (REIT)	411,218
875	Taubman Centers, Inc. (REIT)	49,796
2,691	UDR, Inc. (REIT)	95,853
4,661	Welltower, Inc. (REIT)	253,698
		4,311,627
	Telecommunication Services—1.2%
21,698	AT&T, Inc.	773,534
5,851	Verizon Communications, Inc.	279,795
		1,053,329
	Utilities—2.6%
2,472	CMS Energy Corp.	111,957
2,509	Dominion Energy, Inc.	169,182
2,515	Edison International	160,105
2,181	Eversourse Energy	128,505
5,679	Exelon Corp.	221,538
2,902	Iberdrola SA	85,580
5,983	NRG Energy, Inc.	182,661
3,914	OGE Energy Corp.	128,262
1,002	Pinnacle West Capital Corp.	79,960

Portfolio of Investments (continued)

HEDGED U.S. EQUITY OPPORTUNITIES FUND

March 31, 2018

Shares	Security	Value
	Utilities (continued)
1,009	Sempra Energy	$112,221
10,027	Southern Co.	447,806
10,990	UGI Corp.	488,176
		2,315,953
Total Value of Common Stocks (cost $76,956,831)		86,001,079

PUT OPTIONS PURCHASED—.9%
Contracts	S&P 500 Index	Exercise Price	Notional Amount	Value
29	Expiration 6/15/2018	2,525.00	7,658,523	142,100
31	Expiration 9/21/2018	2,325.00	4,225,392	167,710
26	Expiration 12/21/2018	2,400.00	6,866,262	217,100
25	Expiration 3/15/2019	2,500.00	6,602,175	321,000
Total Value of Put Options Purchased (premium paid $874,872)				847,910

		WARRANTS—.0%
		Financials
13,200	*	J2 Acquisition, Ltd. (Virgin Islands) (Expires 9/7/2027) (cost $132)		6,468
Total Value of Investments (cost $77,831,835)			96.9%	86,855,457
Other Assets, Less Liabilities			3.1	2,732,620
Net Assets			100.0%	$89,588,077

*	Non-income producing

(a)	Securities valued at fair value (see Note 1A)

At March 31, 2018, Hedged U.S. Equity Opportunities Fund has open foreign currency contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Hedged U.S. Equity Opportunities Fund

Counterparty	Settlement Date	Foreign Currency	Receive (Deliver)	Asset	Liability	Unrealized Appreciation
ANZ	6/20/18	JPY	(8,518,000)	$80,546	$80,052	$494
DMG	6/20/18	EUR	(89,000)	110,389	109,510	879
Net Unrealized gain on open foreign exchange contracts						$1,373

A summary of abbreviations for counterparties to foreign currency contracts are as follows:

ANZ	Australia and New Zealand Banking Group. Ltd.
DMG	Deutsche Bank AG

Summary of Abbreviations:

ADR	American Depositary Receipts
EUR	Euro
JPY	Japanese Yen
REIT	Real Estate Investment Trust

PUT OPTIONS WRITTEN—(.4)%

Contracts	S&P 500 Index	Exercise Price	Notional Amount	Value
(29)	Expiration 6/15/2018	2,325.00	(7,658,523)	(55,680)
(16)	Expiration 9/21/2018	2,075.00	(4,225,392)	(33,040)
(26)	Expiration 12/21/2018	2,150.00	(6,866,262)	(113,490)
(25)	Expiration 3/15/2019	2,300.00	(6,602,175)	$(162,424)
Total Value of Put Options Written (premium received $416,922)				$(364,634)

Portfolio of Investments (continued)

HEDGED U.S. EQUITY OPPORTUNITIES FUND

March 31, 2018

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration	Notional Amounts	Value at March 31, 2018	Unrealized Appreciation
(52)	E-mini Russell 2000 Index	June 2018	$(4,101,370)	$(3,974,729)	$126,641
(73)	E-mini S&P 500	June 2018	(10,179,485)	(9,647,102)	532,383
(19)	E-mini S&P MidCap 400	June 2018	(3,714,500)	(3,577,928)	136,572
(8)	FTSE 100 Index	June 2018	(570,320)	(555,125)	15,195
(23)	MSCI EAFE Index	June 2018	(2,341,340)	(2,300,734)	40,606
(13)	MSCI EM Index	June 2018	(796,230)	(772,095)	24,135
(5)	S&P/TSE 60 Index	June 2018	(917,308)	(908,542)	8,766
(Premium received $393)					$884,298

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$83,446,524	$2,554,555	$—	$86,001,079
Put Options Purchased	847,910	—	—	847,910
Warrants	6,468	—	—	6,468
Total Investments in Securities*	$84,300,902	$2,554,555	$—	$86,855,457

Other Assets
Futures Contracts	$884,691	$—	$—	$884,691

Liabilities
Put Options Written	$(364,634)	$—	$—	$(364,634)

Other Financial Instruments**	$—	$1,373	$—	$1,373

*	The Portfolio of Investments provides information on the industry categorization for common stocks and warrants.

**	Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized appreciation on the instrument.

Transfers between Level 1 and Level 2 securities as of March 31, 2018 resulted from securities priced previously with an official close price (Level 1 securities) or securities fair valued by the Valuation Committee (Level 2 securities). Transfers from Level 1 to Level 2 as of March 31, 2018 were $2,339,699. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.57%
Actual		$1,000.00	$ 1,022.81	$ 7.92
Hypothetical**		$1,000.00	$ 1,017.10	$ 7.90
Class B Shares	2.38%
Actual		$1,000.00	$ 978.46	$ 11.74
Hypothetical**		$1,000.00	$ 1,013.06	$ 11.94
Advisor Class Shares	1.20%
Actual		$1,000.00	$ 1,024.61	$ 6.06
Hypothetical**		$1,000.00	$ 1,018.95	$ 6.04
Institutional Class Shares	1.10%
Actual		$1,000.00	$ 1,025.46	$ 5.55
Hypothetical**		$1,000.00	$ 1,019.45	$ 5.54

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

INTERNATIONAL FUND

March 31, 2018

Shares		Security	Value
		COMMON STOCKS—96.3%
		United States—16.0%
48,284		Accenture, PLC - Class “A”	$7,411,594
45,385		Aptiv, PLC	3,856,363
7,729	*	Booking Holdings, Inc.	16,079,334
83,435		Mastercard, Inc. - Class “A”	14,614,475
113,183		Philip Morris International, Inc.	11,250,390
74,883		Visa, Inc. - Class “A”	8,957,504
			62,169,660
		United Kingdom—13.7%
255,291		British American Tobacco, PLC	14,757,540
81,729		DCC, PLC	7,530,260
114,577		Diageo, PLC	3,874,952
1,125,763		Domino’s Pizza Group, PLC	5,225,053
131,683		Reckitt Benckiser Group, PLC	11,115,046
358,836		RELX NV	7,438,282
917,165		Rentokil Initial, PLC	3,495,313
			53,436,446
		Canada—8.1%
256,532		Alimentation Couche-Tard, Inc. - Class “B”	11,483,060
114,650		Canadian National Railway Co.	8,379,279
17,510		Constellation Software, Inc.	11,880,597
			31,742,936
		France—8.0%
27,652		Essilor International SA	3,730,276
17,892		L’Oreal SA	4,041,067
24,357		LVMH Moet Hennessy Louis Vuitton SE	7,506,182
74,048		Safran SA	7,858,697
51,910		Teleperformance	8,050,043
			31,186,265

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2018

Shares		Security	Value
		India—7.7%
551,607		HDFC Bank, Ltd.	$16,068,851
499,954		Housing Development Finance Corp., Ltd.	14,082,761
			30,151,612
		Spain—6.1%
42,105		Aena SA	8,490,208
283,286		Grifols SA - Class “A”	8,031,408
227,487		Industria de Diseno Textil SA	7,151,892
			23,673,508
		Ireland—4.8%
1,530,100		AIB Group, PLC	9,210,234
91,021		Paddy Power Betfair, PLC	9,346,141
			18,556,375
		Japan—4.1%
33,210		Daito Trust Construction Co., Ltd.	5,654,564
6,777		Keyence Corp.	4,233,308
42,400		Shimano, Inc.	6,118,586
			16,006,458
		Germany—4.1%
74,537		HeidelbergCement AG	7,322,669
81,348		SAP SE	8,540,073
			15,862,742
		China—4.0%
85,761	*	Alibaba Group Holding, Ltd. (ADR)	15,740,574
		Switzerland—3.7%
129,142		Nestle SA	10,207,581
240,119	*	UBS Group AG	4,230,639
			14,438,220

Shares		Security	Value
		Netherlands—3.4%
238,043		Unilever NV - CVA	$13,436,456
		Taiwan—2.7%
237,924		Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	10,411,554
		Belgium—2.5%
89,113		Anheuser-Busch InBev SA	9,797,697
		Hong Kong—2.1%
593,130		Techtronic Industries Co., Ltd.	3,481,134
88,350		Tencent Holdings, Ltd.	4,742,590
			8,223,724
		Brazil—1.6%
844,501		Ambev SA (ADR)	6,139,522
		Israel—1.3%
52,113	*	Check Point Software Technologies, Inc.	5,176,905
		South Africa—1.3%
20,182		Naspers, Ltd.	4,938,798
		Australia—1.1%
34,471		CSL, Ltd.	4,153,014
Total Value of Common Stocks (cost $278,170,142)			375,242,466

Portfolio of Investments (continued)

INTERNATIONAL FUND

March 31, 2018

Principal Amount		Security		Value
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—3.1%
		United States
		Federal Home Loan Bank:
$2,000	M	1.53%, 4/5/2018		$1,999,724
7,000	M	1.54%, 4/11/2018		6,997,109
1,000	M	1.715%, 4/16/2018		999,358
2,000	M	1.7%, 4/26/2018		1,997,800
Total Value of Short-Term U.S. Government Agency Obligations (cost $11,993,583)				11,993,991
Total Value of Investments (cost $290,163,725)			99.4%	387,236,457
Other Assets, Less Liabilities			.6	2,415,297
Net Assets			100.0%	$389,651,754

*	Non-income producing

Summary of Abbreviations:

ADR	American Depositary Receipts

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$62,169,660	$—	$—	$62,169,660
United Kingdom	—	53,436,446	—	53,436,446
Canada	31,742,936	—	—	31,742,936
France	—	31,186,265	—	31,186,265
India	—	30,151,612	—	30,151,612
Spain	—	23,673,508	—	23,673,508
Ireland	—	18,556,375	—	18,556,375
Japan	—	16,006,458	—	16,006,458
Germany	—	15,862,742	—	15,862,742
China	15,740,574	—	—	15,740,574
Switzerland	—	14,438,220	—	14,438,220
Netherlands	—	13,436,456	—	13,436,456
Taiwan	10,411,554	—	—	10,411,554
Belgium	—	9,797,697	—	9,797,697
Hong Kong	—	8,223,724	—	8,223,724
Brazil	6,139,522	—	—	6,139,522
Israel	—	5,176,905	—	5,176,905
South Africa	—	4,938,798	—	4,938,798
Australia	—	4,153,014	—	4,153,014
Short-Term U.S. Government Agency Obligations	—	11,993,991	—	11,993,991
Total Investments in Securities	$126,204,246	$261,032,211	$—	$387,236,457

Transfers between Level 1 and Level 2 securities as of March 31, 2018 resulted from securities priced previously with an official close price (Level 1 securities) or securities fair valued by the Valuation Committee (Level 2 securities). Transfers from Level 1 to Level 2 as of March 31, 2018 were $226,880,406. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

LONG SHORT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	2.93%
Actual		$1,000.00	$ 986.57	$ 14.51
Hypothetical***		$1,000.00	$ 1,010.32	$ 14.69
Advisor Class Shares	2.63%
Actual		$1,000.00	$ 987.57	$ 13.03
Hypothetical***		$1,000.00	$ 1,011.82	$ 13.19
Institutional Class Shares	2.44%
Actual		$1,000.00	$ 987.58	$ 12.09
Hypothetical***		$1,000.00	$ 1,012.76	$ 12.24

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

LONG SHORT FUND

March 31, 2018

Shares		Security	Value
		COMMON STOCKS—80.8%
		Consumer Discretionary—9.4%
25,801		Comcast Corp. - Special Shares “A”	$881,620
17,839	*	Dollar Tree, Inc.	1,692,921
24,440	*	Floor & Decor Holdings, Inc. (a)	1,273,813
15,662		Lowe’s Cos., Inc. (a)	1,374,341
			5,222,695
		Energy—8.4%
37,621		ConocoPhillips (a)	2,230,549
18,176		EOG Resources, Inc. (a)	1,913,387
11,900		Halliburton Co.	558,586
			4,702,522
		Financials—20.9%
26,348		Citigroup, Inc. (a)	1,778,490
51,783		Citizens Financial Group, Inc. (a)	2,173,850
25,319		Comerica, Inc.	2,428,852
24,729		Intercontinental Exchange, Inc. (a)	1,793,347
70,805		Sterling Bancorp (a)	1,596,653
27,498		SunTrust Banks, Inc. (a)	1,870,964
			11,642,156
		Health Care—10.6%
6,769	*	Agios Pharmaceuticals, Inc. (a)	553,569
2,986	*	Biogen, Inc. (a)	817,626
3,599	*	BioMarin Pharmaceutical, Inc	291,771
8,859		Danaher Corp.	867,385
14,506		Gilead Sciences, Inc.	1,093,607
3,120		Humana, Inc. (a)	838,750
10,907		Medtronic, PLC (a)	874,959
7,338	*	Molina Healthcare, Inc.	595,699
			5,933,366

Portfolio of Investments (continued)

LONG SHORT FUND

March 31, 2018

Shares		Security	Value
		Industrials—10.1%
5,495		Caterpillar, Inc. (a)	$809,853
6,949		Deere & Co.	1,079,319
7,258		Eaton Corp., PLC	579,987
62,720	*	Gate Industrial Corp., PLC	1,098,227
23,591		Kennametal, Inc.	947,414
4,079		Norfolk Southern Corp.	553,847
4,479		United Technologies Corp.	563,548
			5,632,195
		Information Technology—16.5%
599	*	Alphabet, Inc. (a)	618,042
6,858		Analog Devices, Inc.	624,969
22,880		Cisco Systems, Inc. (a)	981,323
13,070	*	CoreLogic, Inc.	591,156
18,679	*	CyberArk Software, Ltd.	953,003
18,531		DXC Technology Co. (a)	1,862,921
11,043	*	eBay, Inc. (a)	444,370
32,334		Intel Corp.	1,683,955
13,785		Motorola Solutions, Inc. (a)	1,451,560
			9,211,299
		Materials—1.8%
23,306		Steel Dynamics, Inc.	1,030,591
		Real Estate—1.1%
9,263		Prologis, Inc. (REIT)	583,476
		Telecommunication Services—2.0%
31,103		AT&T, Inc. (a)	1,108,822
Total Value of Common Stocks (cost $41,083,756)			45,067,122
		SECURITIES SOLD SHORT—(45.0)%
		Consumer Discretionary—(9.2)%
(29,956)		Hanesbrands, Inc.	(551,790)
(3,318)		Jack In The Box, Inc.	(283,125)

Shares		Security	Value
(30,243)		Macy’s, Inc.	$(899,427)
(12,917)		NIKE, Inc.	(858,205)
(9,563)		Omnicom Group, Inc.	(694,943)
(16,555)	*	Sally Beauty Co., Inc.	(272,330)
(5,380)		Target Corp	(373,533)
(2,757)	*	Tesla, Inc.	(733,720)
(6,491)		VF Corp.	(481,113)
			(5,148,186)
		Consumer Staples—(4.0)%
(7,807)		Craker Barrel Old Country Store, Inc.	(1,242,874)
(17,209)		Interpublic Group of Cos., Inc	(396,323)
(3,853)	*	Post Holdings, Inc.	(291,903)
(16,537)		Wendy’s Co.	(290,224)
			(2,221,324)
		Financials—(4.2)%
(24,064)		Janus Henderson Group, PLC	(796,278)
(42,840)		New York Community Bancorp, Inc.	(558,205)
(14,100)		United Bankshares, Inc.	(497,025)
(25,676)		Waddell & Reed Financial, Inc. - Class “A”	(518,912)
			(2,370,420)
		Health Care—(5.8)%
(3,071)		Amgen, Inc.	(523,544)
(5,183)		Eli Lilly & Co.	(401,009)
(12,257)		GlaxoSmithKline, PLC (ADR)	(478,881)
(9,305)	*	Integra LifeSciences Holdings Corp.	(514,939)
(21,427)	*	Intrexon Corp.	(328,476)
(14,110)		Roche Holdings, Inc.	(403,899)
(14,112)		Sanofi	(565,609)
			(3,216,357)

Portfolio of Investments (continued)

LONG SHORT FUND

March 31, 2018

Shares		Security	Value
		Industrials—(9.0)%
(1,954)		Acuity Brands, Inc.	$(271,977)
(5,278)		Canadian National Railway Co.	(385,980)
(2,791)		Equifax, Inc.	(328,808)
(6,525)		Flowserve Corp.	(282,728)
(16,134)		Fluor Corp.	(923,187)
(8,802)		Graco, Inc.	(402,427)
(10,910)	*	HD Supply Holdings. Inc.	(413,925)
(4,157)		MSC Industrial Direct Co., Inc.	(381,238)
(27,286)		Ritchie Bros Auctioneers, Inc.	(858,690)
(4,200)	*	Stericycle, Inc.	(245,826)
(1,855)		W.W. Grainger, Inc.	(523,611)
			(5,018,397)
		Information Technology—(9.0)%
(10,053)		Amdocs, Ltd.	(670,736)
(2,590)	*	athenahealth, Inc.	(370,448)
(10,555)	*	Blackline, Inc.	(413,862)
(3,987)		Cognizant Technology Solutions Corp.	(320,954)
(24,322)		Convergys Corp.	(550,164)
(8,123)	*	Cree Research, Inc.	(327,438)
(33,161)	*	Infinera Corp.	(360,128)
(19,357)		Infosys Technologies, Ltd.	(345,522)
(7,103)	*	Square, Inc.	(349,468)
(31,763)	*	TrueCar, Inc.	(300,478)
(26,765)	*	Workiva, Inc.	(634,331)
(7,603)	*	Zendesk, Inc.	(363,956)
			(5,007,485)
		Materials—(.7)%
(17,474)	*	Owens-Illinois, Inc.	(378,487)

Shares	Security		Value
	Real Estate—(3.1)%
(5,348)	AvalonBay Communities, Inc. (REIT)		$(879,532)
(9,506)	Mid-America Apartment Communities, Inc. (REIT)		(867,327)
			(1,746,859)
Total Value of Securities Sold Short (proceeds $24,325,387)			(25,107,515)
Total Value of Investments (cost and short proceeds $16,758,369)		35.8%	19,959,607
Other Assets, Less Liabilities		64.2	35,799,100
Net Assets		100.0%	$55,758,707

*	Non-income producing

(a)	A portion or all of the security has been pledged to cover collateral requirements on securities sold short.

Summary of Abbreviations:

ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Portfolio of Investments (continued)

LONG SHORT FUND

March 31, 2018

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$45,067,122	$—	$—	$45,067,122

Liabilities
Securities Sold Short*	$(25,107,515)	$—	$—	$(25,107,515)

*	The Portfolio of Investments provides information on the industry categorization for common stocks and securities sold short.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.20%
Actual		$1,000.00	$ 1,022.59	$ 6.05
Hypothetical**		$1,000.00	$ 1,018.95	$ 6.04
Class B Shares	1.95%
Actual		$1,000.00	$ 980.82	$ 9.63
Hypothetical**		$1,000.00	$ 1,015.21	$ 9.80
Advisor Class Shares	0.91%
Actual		$1,000.00	$ 1,024.35	$ 4.59
Hypothetical**		$1,000.00	$ 1,020.39	$ 4.58
Institutional Class Shares	0.77%
Actual		$1,000.00	$ 1,025.07	$ 3.89
Hypothetical**		$1,000.00	$ 1,021.09	$ 3.88

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

OPPORTUNITY FUND

March 31, 2018

Shares		Security	Value
		COMMON STOCKS—97.7%
		Consumer Discretionary—19.6%
330,000		Acushnet Holdings Corp.	$7,619,700
70,000		Aptiv, PLC	5,947,900
170,000		Aramark Holdings Corp.	6,725,200
240,000		Big Lots, Inc.	10,447,200
130,000		BorgWarner, Inc.	6,529,900
212,500		Dana Holding Corp.	5,474,000
353,200		DSW, Inc. - Class “A”	7,932,872
185,000	*	Fox Factory Holding Corp.	6,456,500
124,700	*	Helen of Troy, Ltd.	10,848,900
40,000		Lear Corp.	7,443,600
160,000	*	LKQ Corp.	6,072,000
131,500		Magna International, Inc.	7,410,025
162,900		Meredith Corp.	8,764,020
320,000	*	Michaels Cos., Inc.	6,307,200
95,000		Nordstrom, Inc.	4,598,950
104,800		Oxford Industries, Inc.	7,813,888
129,000		Penske Automotive Group, Inc.	5,718,570
25,000		Ralph Lauren Corp.	2,795,000
55,000		Ross Stores, Inc.	4,288,900
200,000		Ruth’s Hospitality Group, Inc.	4,890,000
340,000	*	ServiceMaster Holdings, Inc.	17,289,000
200,000	*	Sleep Number Corp.	7,030,000
247,500		Tapestry, Inc.	13,020,975
300,000	*	Taylor Morrison Home Corp. - Class “A”	6,984,000
500,000	*	TRI Pointe Group, Inc.	8,215,000
115,400		Tupperware Brands Corp.	5,583,052
475,000	*	William Lyon Homes - Class “A”	13,057,750
102,000		Wyndham Worldwide Corp.	11,671,860
			216,935,962
		Consumer Staples—6.1%
204,500		B&G Foods, Inc.	4,846,650
195,000		Conagra Brands, Inc.	7,191,600

Shares		Security	Value
40,000		Dr. Pepper Snapple Group, Inc.	$4,735,200
20,000		J.M. Smucker Co.	2,480,200
513,725		Koninklijke Ahold Delhaize NV (ADR)	12,185,557
21,700		McCormick & Co., Inc.	2,308,663
289,000	*	Performance Food Group Co.	8,626,650
175,000		Pinnacle Foods, Inc.	9,467,500
104,711		Tootsie Roll Industries, Inc.	3,083,734
385,000	*	U.S. Foods Holding Corp.	12,616,450
			67,542,204
		Energy—3.6%
179,000		Devon Energy Corp.	5,690,410
80,000		EOG Resources, Inc.	8,421,600
90,000		EQT Corp.	4,275,900
85,000		Hess Corp.	4,302,700
146,500		National Oilwell Varco, Inc.	5,392,665
282,800		PBF Energy, Inc. - Class “A”	9,586,920
165,000	*	ProPetro Holding Corp.	2,621,850
			40,292,045
		Financials—13.7%
75,600		Ameriprise Financial, Inc.	11,184,264
220,000		Berkshire Hills Bancorp, Inc.	8,349,000
500,000		Citizens Financial Group, Inc.	20,990,000
65,000		Comerica, Inc.	6,235,450
230,000		Discover Financial Services	16,543,900
390,475		Financial Select Sector SPDR Fund (ETF)	10,765,396
150,500		First Republic Bank	13,937,805
250,500		FNF Group, Inc.	10,025,010
91,250		Great Western Bancorp, Inc.	3,674,637
139,200		IBERIABANK Corp.	10,857,600
120,000		Nasdaq, Inc.	10,346,400
200,000		SPDR S&P Regional Banking (ETF)	12,078,000
500,000		Sterling Bancorp	11,275,000

Portfolio of Investments (continued)

OPPORTUNITY FUND

March 31, 2018

Shares		Security	Value
		Financials (continued)
250,000		Waddell & Reed Financial, Inc. - Class “A”	$5,052,500
			151,314,962
		Health Care—10.4%
35,000		Allergan, PLC	5,890,150
221,300	*	Centene Corp.	23,650,331
100,000	*	Charles River Laboratories International, Inc.	10,674,000
120,000		Gilead Sciences, Inc.	9,046,800
151,200		Hill-Rom Holdings, Inc.	13,154,400
350,500		Phibro Animal Health Corp. - Class “A”	13,914,850
340,000	*	Prestige Brands, Inc.	11,464,800
55,000		Quest Diagnostics, Inc.	5,516,500
105,000		Thermo Fisher Scientific, Inc.	21,678,300
			114,990,131
		Industrials—15.8%
260,000		A.O. Smith Corp.	16,533,400
220,500		Apogee Enterprises, Inc.	9,558,675
230,000	*	Atkore International Group Co.	4,565,500
195,000		ESCO Technologies, Inc.	11,417,250
260,000	*	Evoqua Water Technologies Corp.	5,535,400
381,300	*	Gardner Denver Holdings, Inc.	11,698,284
90,000		Ingersoll-Rand, PLC	7,695,900
82,500		J. B. Hunt Transport Services, Inc.	9,664,875
260,000		Korn/Ferry International	13,413,400
40,900		ManpowerGroup, Inc.	4,707,590
377,000		Masco Corp.	15,245,880
250,000	*	MasTec, Inc.	11,762,500
80,000		Owens Corning	6,432,000
29,000		Roper Technologies, Inc.	8,140,010
450,000		Schneider National, Inc. - Class “B”	11,727,000
40,000		Snap-On, Inc.	5,901,600
50,000		Stanley Black & Decker, Inc.	7,660,000
430,000		Triton International, Ltd.	13,158,000
			174,817,264

Shares		Security	Value
		Information Technology—14.2%
111,500		Belden, Inc.	$7,686,810
50,000		Broadcom, Ltd.	11,782,500
200,000		Cypress Semiconductor Corp.	3,392,000
160,000	*	Fiserv, Inc.	11,409,600
70,000	*	FleetCor Technologies, Inc.	14,175,000
70,000		Lam Research Corp.	14,221,200
7,500		LogMeIn, Inc.	866,625
128,200		Methode Electronics, Inc.	5,012,620
100,000	*	Microsemi Corp.	6,472,000
49,000		MKS Instruments, Inc.	5,666,850
120,000		NetApp, Inc.	7,402,800
130,000	*	NETGEAR, Inc.	7,436,000
85,000		Silicon Motion Technology Corp. (ADR)	4,090,200
110,300		SS&C Technologies Holdings, Inc.	5,916,492
64,900		TE Connectivity, Ltd.	6,483,510
71,200	*	Tech Data Corp.	6,061,256
188,825		Technology Select Sector SPDR Fund (ETF)	12,352,932
685,000		Travelport Worldwide, Ltd.	11,192,900
70,000		Western Digital Corp.	6,458,900
60,000	*	Zebra Technologies Corp. - Class “A”	8,351,400
			156,431,595
		Materials—7.9%
148,100	*	Berry Global Group, Inc.	8,117,361
36,400		Eastman Chemical Co.	3,843,112
235,600	*	Ferro Corp.	5,470,632
150,000		FMC Corp.	11,485,500
115,000		Greif, Inc.	6,008,750
85,000		KMG Chemicals, Inc.	5,095,750
40,000		Praxair, Inc.	5,772,000
160,000		Sealed Air Corp.	6,846,400
477,168	*	Summit Materials, Inc. - Class “A”	14,448,647
184,300		Trinseo SA	13,647,415

Portfolio of Investments (continued)

OPPORTUNITY FUND

March 31, 2018

Shares or Principal Amount		Security	Value
		Materials (continued)
350,000	*	Venator Materials, PLC	$6,331,500
			87,067,067
		Real Estate—4.2%
153,800		Americold Realty Trust (REIT)	2,934,504
540,000		Brixmor Property Group, Inc. (REIT)	8,235,000
154,500		Douglas Emmett, Inc. (REIT)	5,679,420
65,000		Federal Realty Investment Trust (REIT)	7,547,150
250,000		GGP, Inc. (REIT)	5,115,000
403,700		RLJ Lodging Trust (REIT)	7,847,928
420,000		Tanger Factory Outlet Centers, Inc. (REIT)	9,240,000
			46,599,002
		Utilities—2.2%
236,000		NiSource, Inc.	5,642,760
144,800		Portland General Electric Co.	5,865,848
200,000		WEC Energy Group, Inc.	12,540,000
			24,048,608
Total Value of Common Stocks (cost $745,198,636)			1,080,038,840
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—1.4%
		Federal Home Loan Bank:
$4,000	M	1.54%, 4/11/2018	3,998,348
3,500	M	1.56%, 4/12/2018	3,498,397
1,000	M	1.715%, 4/16/2018	999,358
7,000	M	1.68%, 4/19/2018	6,994,547
Total Value of Short-Term U.S. Government Agency Obligations (cost $15,490,019)			15,490,650

Principal Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—.5%
$5,000M	U.S. Treasury Bills, 1.535%, 4/26/2018 (cost $4,994,665)		$4,994,700
Total Value of Investments (cost $765,683,320)		99.6%	1,100,524,190
Other Assets, Less Liabilities		.4	4,622,214
Net Assets		100.0%	$1,105,146,404

*	Non-income producing

Summary of Abbreviations:

ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Portfolio of Investments (continued)

OPPORTUNITY FUND

March 31, 2018

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,080,038,840	$—	$—	$1,080,038,840
Short-Term U.S. Government Agency Obligations	—	15,490,650	—	15,490,650
Short-Term U.S. Government Obligations	—	4,994,700	—	4,994,700
Total Investments in Securities*	$1,080,038,840	$20,485,350	$—	$1,100,524,190

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

REAL ESTATE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.45%
Actual		$1,000.00	$ 963.70	$ 7.10
Hypothetical**		$1,000.00	$ 1,017.70	$ 7.29
Advisor Class Shares	1.12%
Actual		$1,000.00	$ 966.56	$ 5.49
Hypothetical**		$1,000.00	$ 1,019.35	$ 5.64
Institutional Class Shares	1.00%
Actual		$1,000.00	$ 966.87	$ 4.90
Hypothetical**		$1,000.00	$ 1,019.94	$ 5.04

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

REAL ESTATE FUND

March 31, 2018

Shares		Security	Value
		COMMON STOCKS—96.4%
		Apartments REITs—11.4%
18,517		Apartment Investment & Management Co. - Class “A”	$754,568
29,167		AvalonBay Communities, Inc.	4,796,805
15,557		Camden Property Trust	1,309,588
62,581		Equity Residential Properties	3,856,241
5,741		Essex Property Trust, Inc.	1,381,744
18,696		Mid-America Apartment Communities, Inc.	1,705,823
8,351		UDR, Inc.	297,463
			14,102,232
		Diversified REITs—3.6%
7,564		CoreCivic, Inc.	147,649
2,812		Digital Realty Trust, Inc.	296,329
30,516		Duke Realty Corp.	808,064
35,370		Forest City Realty Trust, Inc.	716,596
37,558		Vornado Realty Trust	2,527,653
			4,496,291
		Health Care REITs—13.1%
166,341		HCP, Inc.	3,864,101
1,630		Healthcare Realty Trust, Inc.	45,167
3,260		Healthcare Trust of America, Inc.	86,227
3,528		LTC Properties, Inc.	134,064
63,430		Omega Heathcare Investors, Inc.	1,715,147
19,176	*	Quality Care Properties, Inc.	372,590
147,583		Sabra Health Care REIT, Inc.	2,604,840
43,379		Senior Housing Properties Trust	679,315
50,604		Ventas, Inc.	2,506,416
78,051		Welltower, Inc.	4,248,316
			16,256,183
		Hotels REITs—3.8%
16,612		Hospitality Properties Trust	420,948
72,104		Host Hotels & Resorts, Inc.	1,344,019

Shares		Security	Value
17,324		LaSalle Hotel Properties	$502,569
120,800		RLJ Lodging Trust	2,348,352
7,948		Sunstone Hotel Investors, Inc.	120,969
			4,736,857
		Infrastructure REITs—3.8%
3,048		CorEnergy Infrastructure Trust, Inc.	114,422
1,700		Crown Castle International Corp.	186,337
272,031		Uniti Group, Inc.	4,420,504
			4,721,263
		Manufactured Homes REITs—3.7%
37,159		Equity LifeStyle Properties, Inc.	3,261,445
14,371		Sun Communities, Inc.	1,313,078
			4,574,523
		Office Property REITs—7.5%
9,051		Alexandria Real Estate Equities, Inc.	1,130,379
35,194		Boston Properties, Inc.	4,336,605
5,700		Brandywine Realty Trust	90,516
14,800		City Office REIT, Inc.	171,088
17,825		Corporate Office Properties Trust	460,420
5,120		Douglas Emmett, Inc.	188,211
7,040		Empire State Realty Trust, Inc. - Class “A”	118,202
20,515	*	Equity Commonwealth	629,195
424		Franklin Street Properties Corp.	3,566
16,729		JBG SMITH Properties	563,935
10,665		Mack-Cali Realty Corp.	178,212
14,867		Paramount Group, Inc.	211,706
8,180		Piedmont Office Realty Trust, Inc. - Class “A”	143,886
5,912		SL Green Realty Corp.	572,459
29,565		Tier REIT, Inc.	546,361
			9,344,741

Portfolio of Investments (continued)

REAL ESTATE FUND

March 31, 2018

Shares		Security	Value
		Real Estate Services—2.1%
12,200		FNF Group, Inc.	$488,244
58,531	*	Marcus & Millichap, Inc.	2,110,628
			2,598,872
		Regional Malls REITs—25.3%
167,794		CBL & Associates Properties, Inc.	699,701
355,120		GGP, Inc.	7,265,755
82,992		Macerich Co.	4,649,212
64,870		Pennsylvania REIT	625,995
70,585		Simon Property Group, Inc.	10,894,795
155,653		Tanger Factory Outlet Centers, Inc.	3,424,366
60,555		Taubman Centers, Inc.	3,446,185
56,320		Washington Prime Group, Inc.	375,654
			31,381,663
		Shopping Centers REITs—2.1%
1,282		Acadia Realty Trust	31,537
13,400		Brixmor Property Group, Inc.	204,350
5,800		Cedar Realty Trust, Inc.	22,852
68,076		DDR Corp.	498,997
3,713		Federal Realty Investment Trust	431,116
16,971		Kimco Realty Corp.	244,382
7,090		Kite Realty Group Trust	107,981
2,580		Ramco-Gershenson Properties Trust	31,889
5,202		Regency Centers Corp.	306,814
57,523		Retail Properties of America, Inc. - Class “A’	670,718
995		Weingarten Realty Investors	27,940
			2,578,576
		Single Tenant REITs—2.2%
93,662		Select Income REIT	1,824,536
20,266		Spirit Realty Capital, Inc.	157,264
26,522		STORE Capital Corp.	658,276

Shares	Security		Value
8,000	VEREIT, Inc.		$55,680
			2,695,756
	Storage REITs—13.4%
118,146	CubeSmart		3,331,717
31,361	Extra Space Storage, Inc.		2,739,697
1,459	Iron Mountain, Inc.		47,943
35,332	Life Storage, Inc.		2,950,929
37,912	Public Storage		7,597,186
			16,667,472
	Specialized REITs—.7%
44,400	OUTFRONT Media, Inc.		832,056
	Student Housing REITs—.3%
10,392	American Campus Communities, Inc.		401,339
	Warehouse/Industrial REITs—3.4%
400	Americold Realty Trust		7,632
1,260	DCT Industrial Trust, Inc.		70,988
684	EastGroup Properties, Inc.		56,539
3,320	First Industrial Realty Trust, Inc.		97,044
136,600	Industrial Logistics Properties Trust		2,778,444
2,737	Liberty Property Trust		108,741
17,840	Prologis, Inc.		1,123,742
			4,243,130
Total Value of Common Stocks (cost $128,825,873)		96.4%	119,630,954
Other Assets, Less Liabilities		3.6	4,405,211
Net Assets		100.0%	$124,036,165

*	Non-income producing

Summary of Abbreviations:

REITs	Real Estate Investment Trusts

Portfolio of Investments (continued)

REAL ESTATE FUND

March 31, 2018

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$119,630,954	$—	$—	$119,630,954

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.22%
Actual		$1,000.00	$1,080.08	$ 6.33
Hypothetical**		$1,000.00	$1,018.85	$ 6.14
Class B Shares	1.98%
Actual		$1,000.00	$1,037.44	$ 10.06
Hypothetical**		$1,000.00	$1,015.06	$ 9.95
Advisor Class Shares	0.84%
Actual		$1,000.00	$1,082.39	$ 4.36
Hypothetical**		$1,000.00	$1,020.74	$ 4.23
Institutional Class Shares	0.81%
Actual		$1,000.00	$1,082.97	$ 4.21
Hypothetical**		$1,000.00	$1,020.89	$ 4.08

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

SELECT GROWTH FUND

March 31, 2018

Shares		Security	Value
		COMMON STOCKS—97.3%
		Consumer Discretionary—12.9%
113,000		Home Depot, Inc.	$20,141,120
151,448		Las Vegas Sands Corp.	10,889,111
77,800		Lear Corp.	14,477,802
89,800		McDonald’s Corp.	14,042,924
104,500		PVH Corp.	15,824,435
			75,375,392
		Consumer Staples—6.0%
78,110		Procter & Gamble Co.	6,192,561
264,000		Sysco Corp.	15,829,440
147,600		Wal-Mart Stores, Inc.	13,131,972
			35,153,973
		Energy—.9%
44,200		Chevron Corp.	5,040,568
		Financials—10.3%
243,900		Bank of New York Mellon Corp.	12,568,167
128,800		Discover Financial Services	9,264,584
137,400		JPMorgan Chase & Co.	15,109,878
187,800		SunTrust Banks, Inc.	12,777,912
215,800		U.S. Bancorp	10,897,900
			60,618,441
		Health Care—15.9%
229,300		Baxter International, Inc.	14,913,672
43,400	*	Biogen, Inc.	11,883,788
186,400	*	Centene Corp.	19,920,568
124,652	*	Express Scripts Holding Co.	8,610,960
119,598		Perrigo Co., PLC	9,967,298
115,900	*	Varian Medical Systems, Inc.	14,215,135
70,400	*	Waters Corp.	13,984,960
			93,496,381

Shares		Security	Value
		Industrials—11.8%
52,600		Boeing Co.	$17,246,488
149,200		Eaton Corp., PLC	11,922,572
191,600		Emerson Electric Co.	13,086,280
55,000		Huntington Ingalls Industries, Inc.	14,176,800
76,300		Parker Hannifin Corp.	13,049,589
			69,481,729
		Information Technology—37.3%
148,000	*	Adobe Systems, Inc.	31,979,840
13,600	*	Alphabet, Inc. - Class “A”	14,105,104
77,500		Apple, Inc.	13,002,950
102,100	*	Arista Networks, Inc.	26,066,130
568,600	*	Cadence Design Systems, Inc.	20,907,422
99,600	*	F5 Networks, Inc.	14,403,156
120,000	*	Facebook, Inc.	19,174,800
65,200	*	FleetCor Technologies, Inc.	13,203,000
166,000		Microsoft Corp.	15,150,820
312,800		NetApp, Inc.	19,296,632
173,100	*	PayPal Holdings, Inc.	13,133,097
187,800	*	Take-Two Interactive Software, Inc.	18,363,084
			218,786,035
		Materials—2.2%
131,300		Celanese Corp. - Class “A”	13,157,573
Total Value of Common Stocks (cost $418,012,705)			571,110,092

Portfolio of Investments (continued)

SELECT GROWTH FUND

March 31, 2018

Principal Amount		Security		Value
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—1.6%
		Federal Home Loan Bank:
$1,000	M	1.53%, 4/5/2018		$999,862
3,000	M	1.54%, 4/11/2018		2,998,761
1,000	M	1.56%, 4/12/2018		999,542
3,500	M	1.68%, 4/25/2018		3,496,311
1,000	M	1.7%, 4/26/2018		998,900
Total Value of Short-Term U.S. Government Agency Obligations (cost $9,492,964)				9,493,376
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—.5%
3,000	M	U.S. Treasury Bills, 1.535%, 4/26/2018 (cost $2,996,799)		2,996,820
Total Value of Investments (cost $430,502,468)			99.4%	583,600,288
Other Assets, Less Liabilities			.6	3,359,192
Net Assets			100.0%	$586,959,480

*	Non-income producing

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$571,110,092	$—	$—	$571,110,092
Short-Term U.S. Government Agency Obligations	—	9,493,376	—	9,493,376
Short-Term U.S. Government Obligations	—	2,996,820	—	2,996,820
Total Investments in Securities*	$571,110,092	$12,490,196	$—	$583,600,288

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.29%
Actual		$1,000.00	$ 1,020.26	$ 6.50
Hypothetical**		$1,000.00	$ 1,018.50	$ 6.49
Class B Shares	2.06%
Actual		$1,000.00	$ 977.21	$ 10.15
Hypothetical**		$1,000.00	$ 1,014.66	$ 10.35
Advisor Class Shares	0.95%
Actual		$1,000.00	$ 1,021.81	$ 4.79
Hypothetical**		$1,000.00	$ 1,020.19	$ 4.78
Institutional Class Shares	0.86%
Actual		$1,000.00	$ 1,022.32	$ 4.34
Hypothetical**		$1,000.00	$ 1,020.64	$ 4.33

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

SPECIAL SITUATIONS FUND

March 31, 2018

Shares		Security	Value
		COMMON STOCKS—98.6%
		Consumer Discretionary—12.4%
278,500	*	Century Communities, Inc.	$8,341,075
58,500		Cheesecake Factory, Inc.	2,820,870
187,000		Dana Holding Corp.	4,817,120
252,500		DSW, Inc. - Class “A”	5,671,150
34,500	*	Genesco Inc.	1,400,700
155,000		Haverty Furniture Cos., Inc.	3,123,250
38,300	*	Helen of Troy, Ltd.	3,332,100
83,000		Meredith Corp.	4,465,400
171,000	*	Michaels Cos., Inc.	3,370,410
112,000	*	Motorcar Parts of America, Inc.	2,400,160
68,500		Oxford Industries, Inc.	5,107,360
96,000		Penske Automotive Group, Inc.	4,255,680
136,500		Ruth’s Hospitality Group, Inc.	3,337,425
146,500	*	ServiceMaster Holdings, Inc.	7,449,525
151,000	*	Taylor Morrison Home Corp. - Class “A”	3,515,280
376,000	*	TRI Pointe Group, Inc.	6,177,680
72,000		Tupperware Brands Corp.	3,483,360
53,000	*	Visteon Corp.	5,842,720
214,000	*	William Lyon Homes - Class “A”	5,882,860
115,000		Wolverine World Wide, Inc.	3,323,500
			88,117,625
		Consumer Staples—4.0%
126,000		B&G Foods, Inc.	2,986,200
88,000		Energizer Holdings, Inc.	5,243,040
31,500		Lancaster Colony Corp.	3,878,910
115,000	*	Performance Food Group Co.	3,432,750
110,500		Pinnacle Foods, Inc.	5,978,050
114,000		Tootsie Roll Industries, Inc.	3,357,300
116,500	*	U.S. Foods Holding Corp.	3,817,705
			28,693,955

Portfolio of Investments (continued)

SPECIAL SITUATIONS FUND

March 31, 2018

Shares		Security	Value
		Energy—5.1%
51,500		Andeavor Logistics, LP	$5,178,840
186,500	*	Carrizo Oil & Gas, Inc.	2,984,000
146,500		Delek U.S. Holdings, Inc.	5,962,550
113,500	*	Dril-Quip, Inc.	5,084,800
57,500		Energy Select Sector SPDR Fund (ETF)	3,876,075
310,000	*	Jagged Peak Energy, Inc.	4,380,300
204,500	*	Liberty Oilfield Services, Inc. - Class “A”	3,454,005
166,500		PBF Energy, Inc. - Class “A”	5,644,350
			36,564,920
		Financials—23.7%
247,000	*	AllianceBernstein Holding, LP (MLP)	6,631,950
158,000		American Financial Group, Inc.	17,730,760
120,500		Aspen Insurance Holdings, Ltd.	5,404,425
135,900	*	Atlas Financial Holdings, Inc.	1,406,565
235,500		Berkshire Hills Bancorp, Inc.	8,937,225
319,000		Brown & Brown, Inc.	8,115,360
215,500	*	Capstar Financial Holdings, Inc.	4,057,865
169,500		Citizens Financial Group, Inc.	7,115,610
107,500	*	FCB Financial Holdings, Inc. - Class “A”	5,493,250
205,000		Financial Select Sector SPDR Fund (ETF)	5,651,850
149,500		Great Western Bancorp, Inc.	6,020,365
196,500	*	Green Bancorp, Inc.	4,372,125
132,000		Guaranty Bancorp	3,742,200
83,500		IBERIABANK Corp.	6,513,000
119,500		iShares U.S. Regional Banks ETF (ETF)	6,019,215
63,500		Kemper Corp.	3,619,500
217,000		OceanFirst Financial Corp.	5,804,750
344,500		Old National Bancorp of Indiana	5,822,050
86,400		Popular, Inc.	3,595,968
103,500		Prosperity Bancshares, Inc.	7,517,205
92,000		QCR Holdings, Inc.	4,126,200
129,500	*	Seacoast Banking Corp.	3,427,865
181,000		Simmons First National Corp. - Class “A”	5,149,450

Shares		Security	Value
88,000		SPDR S&P Regional Banking (ETF)	$5,314,320
517,000		Sterling Bancorp	11,658,350
392,000		TCF Financial Corp.	8,941,520
336,000		Waddell & Reed Financial, Inc. - Class “A”	6,790,560
			168,979,503
		Health Care—6.1%
63,000	*	Cambrex Corp.	3,294,900
80,500	*	Centene Corp.	8,603,035
34,500	*	Charles River Laboratories International, Inc.	3,682,530
57,800		Hill-Rom Holdings, Inc.	5,028,600
37,500	*	ICON, PLC	4,430,250
82,000		PerkinElmer, Inc.	6,209,040
199,500		Phibro Animal Health Corp. - Class “A”	7,920,150
115,500	*	Varex Imaging Corp.	4,132,590
			43,301,095
		Industrials—15.9%
73,000		Apogee Enterprises, Inc.	3,164,550
112,500	*	Atkore International Group Co.	2,233,125
102,000		Comfort Systems USA, Inc.	4,207,500
72,500		ESCO Technologies, Inc.	4,244,875
205,500	*	Gardner Denver Holdings, Inc.	6,304,740
101,000		Industrial Select Sector SPDR Fund (ETF)	7,503,290
24,000		iShares U.S. Industrials (ETF)	3,480,720
83,500		ITT, Inc.	4,089,830
100,500		Korn/Ferry International	5,184,795
117,500		Masco Corp.	4,751,700
396,500	*	NCI Building Systems, Inc.	7,018,050
109,000		Orbital ATK, Inc.	14,454,490
46,000		Owens Corning	3,698,400
88,500		Park-Ohio Holdings Corp.	3,438,225
76,750	*	Patrick Industries, Inc.	4,746,987
63,000		Regal Beloit Corp.	4,621,050

Portfolio of Investments (continued)

SPECIAL SITUATIONS FUND

March 31, 2018

Shares		Security	Value
		Industrials (continued)
138,500		Schneider National, Inc. - Class “B”	$3,609,310
33,000		Snap-On, Inc.	4,868,820
173,500	*	SPX Corp.	5,635,280
63,000		Standex International Corp.	6,007,050
79,000		Timken Co.	3,602,400
198,000		Triton International, Ltd.	6,058,800
			112,923,987
		Information Technology—12.5%
178,000	*	ARRIS International, PLC	4,729,460
130,000	*	Autoweb, Inc.	387,400
122,000	*	Axcelis Technologies, Inc.	3,001,200
52,000		Belden, Inc.	3,584,880
188,000	*	CommScope Holding Co., Inc.	7,514,360
88,700	*	Diodes, Inc.	2,701,802
132,000	*	Microsemi Corp.	8,543,040
603,000	*	Mitel Networks Corp.	5,595,840
86,000		MKS Instruments, Inc.	9,945,900
114,500		NetApp, Inc.	7,063,505
168,000	*	Perficient, Inc.	3,850,560
49,000		Silicon Motion Technology Corp. (ADR)	2,357,880
28,000	*	Tech Data Corp.	2,383,640
431,000		Travelport Worldwide, Ltd.	7,042,540
287,000	*	TTM Technologies, Inc.	4,388,230
112,000	*	Web.com Group, Inc.	2,027,200
92,000		Western Digital Corp.	8,488,840
37,500	*	Zebra Technologies Corp. - Class “A”	5,219,625
			88,825,902
		Materials—9.8%
123,500		AptarGroup, Inc.	11,094,005
103,500	*	Berry Global Group, Inc.	5,672,835
311,000	*	Constellium NV - Class “A”	3,374,350
290,000	*	Ferro Corp.	6,733,800
79,000		Greif, Inc.	4,127,750

Shares		Security	Value
178,000		Louisiana-Pacific Corp.	$5,121,060
256,500	*	PQ Group Holdings, Inc.	3,583,305
70,500		Sealed Air Corp.	3,016,695
51,500		Sensient Technologies Corp.	3,634,870
158,000		Trinseo SA	11,699,900
340,500	*	Venator Materials, PLC	6,159,645
89,000		WestRock Co.	5,711,130
			69,929,345
		Real Estate—5.4%
199,000		Americold Realty Trust (REIT)	3,796,920
344,500		Brixmor Property Group, Inc. (REIT)	5,253,625
182,500		Douglas Emmett, Inc. (REIT)	6,708,700
54,500		Federal Realty Investment Trust (REIT)	6,327,995
300,000		RLJ Lodging Trust (REIT)	5,832,000
218,500		Sunstone Hotel Investors, Inc. (REIT)	3,325,570
199,500		Tanger Factory Outlet Centers, Inc. (REIT)	4,389,000
147,500		Urstadt Biddle Properties, Inc. (REIT)	2,846,750
			38,480,560
		Telecommunication Services—.5%
124,000		iShares U.S. Telecommunications ETF (ETF)	3,350,480
		Utilities—3.2%
123,500		Black Hills Corp.	6,706,050
67,500		Pinnacle West Capital Corp.	5,386,500
125,000		Portland General Electric Co.	5,063,750
87,500		WEC Energy Group, Inc.	5,486,250
			22,642,550
Total Value of Common Stocks (cost $562,594,540)			701,809,922

Portfolio of Investments (continued)

SPECIAL SITUATIONS FUND

March 31, 2018

Principal Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—1.1%
	Federal Home Loan Bank:
$4,000M	1.53%, 4/5/2018		$3,999,448
2,000M	1.54%, 4/11/2018		1,999,174
2,000M	1.7%, 4/26/2018		1,997,800
Total Value of Short-Term U.S. Government Agency Obligations (cost $7,996,099)			7,996,422
Total Value of Investments (cost $570,590,639)		99.7%	709,806,344
Other Assets, Less Liabilities		.3	2,118,045
Net Assets		100.0%	$711,924,389

*	Non-income producing

Summary of Abbreviations:

ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$701,809,922	$—	$—	$701,809,922
Short-Term U.S. Government Agency Obligations	—	7,996,422	—	7,996,422
Total Investments in Securities*	$701,809,922	$7,996,422	$—	$709,806,344

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period (10/1/17–3/31/18)*
Class A Shares	1.16%
Actual		$1,000.00	$ 1,012.79	$ 5.82
Hypothetical**		$1,000.00	$ 1,019.15	$ 5.84
Class B Shares	1.92%
Actual		$1,000.00	$ 969.32	$ 9.43
Hypothetical**		$1,000.00	$ 1,015.36	$ 9.65
Advisor Class Shares	0.82%
Actual		$1,000.00	$ 1,014.40	$ 4.12
Hypothetical**		$1,000.00	$ 1,020.84	$ 4.13
Institutional Class Shares	0.77%
Actual		$1,000.00	$ 1,014.85	$ 3.87
Hypothetical**		$1,000.00	$ 1,021.09	$ 3.88

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018, and are based on the total market value of investments.

Portfolio of Investments

TOTAL RETURN FUND

March 31, 2018

Shares		Security	Value
		COMMON STOCKS—59.7%
		Consumer Discretionary—6.6%
28,800		Aptiv, PLC	$2,447,136
57,800		Aramark Holdings Corp.	2,286,568
55,800		Big Lots, Inc.	2,428,974
63,530		BorgWarner, Inc.	3,191,112
116,075		CBS Corp. - Class “B”	5,965,094
87,300		DSW, Inc. - Class “A”	1,960,758
72,250		Ford Motor Co.	800,530
52,230		Home Depot, Inc.	9,309,475
74,545		L Brands, Inc.	2,848,364
14,500		Lear Corp.	2,698,305
56,000		Magna International, Inc.	3,155,600
11,000		Meredith Corp.	591,800
14,400	*	Michaels Cos., Inc.	283,824
32,000		Penske Automotive Group, Inc.	1,418,560
17,800		Ross Stores, Inc.	1,388,044
74,800		Tapestry, Inc.	3,935,228
56,910		Tupperware Brands Corp.	2,753,306
46,400		Walt Disney Co.	4,660,416
12,075		Whirlpool Corp.	1,848,803
40,990		Wyndham Worldwide Corp.	4,690,486
			58,662,383
		Consumer Staples—5.4%
141,550		Altria Group, Inc.	8,821,396
85,500		B&G Foods, Inc.	2,026,350
104,690		Coca-Cola Co.	4,546,687
78,500		Conagra Brands, Inc.	2,895,080
13,100		Dr. Pepper Snapple Group, Inc.	1,550,778
189,930		Koninklijke Ahold Delhaize NV (ADR)	4,505,140
47,860		PepsiCo, Inc.	5,223,919
94,610		Philip Morris International, Inc.	9,404,234
59,900		Procter & Gamble Co.	4,748,872

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2018

Shares	Security	Value
	Consumer Staples (continued)
46,870	Wal-Mart Stores, Inc.	$4,170,024
		47,892,480
	Energy—4.8%
48,175	Anadarko Petroleum Corp.	2,910,252
20,400	Chevron Corp.	2,326,416
74,100	ConocoPhillips	4,393,389
109,475	Devon Energy Corp.	3,480,210
57,902	ExxonMobil Corp.	4,320,068
66,200	Halliburton Co.	3,107,428
26,500	Hess Corp.	1,341,430
80,101	Marathon Oil Corp.	1,292,029
111,650	Marathon Petroleum Corp.	8,162,731
32,150	Occidental Petroleum Corp.	2,088,464
33,350	Phillips 66	3,198,932
24,200	Schlumberger, Ltd.	1,567,676
145,160	Suncor Energy, Inc.	5,013,826
		43,202,851
	Financials—10.0%
83,970	American Express Co.	7,832,722
48,900	American International Group, Inc.	2,661,138
45,525	Ameriprise Financial, Inc.	6,734,968
37,600	Chubb, Ltd.	5,142,552
157,300	Citizens Financial Group, Inc.	6,603,454
28,100	Comerica, Inc.	2,695,633
97,610	Discover Financial Services	7,021,087
43,100	Hamilton Lane, Inc. - Class “A”	1,604,613
49,500	IBERIABANK Corp.	3,861,000
124,680	JPMorgan Chase & Co.	13,711,060
80,600	MetLife, Inc.	3,698,734
35,730	Morgan Stanley	1,927,991
43,225	PNC Financial Services Group, Inc.	6,537,349
72,300	SPDR S&P Regional Banking (ETF)	4,366,197
142,200	Sterling Bancorp	3,206,610

Shares		Security	Value
107,345		U.S. Bancorp	$5,420,923
128,220		Wells Fargo & Co.	6,720,010
			89,746,041
		Health Care—10.5%
122,960		Abbott Laboratories	7,367,763
97,400		AbbVie, Inc.	9,218,910
13,300		Aetna, Inc.	2,247,700
12,876		Allergan, PLC	2,166,902
49,569		Baxter International, Inc.	3,223,968
30,300	*	Centene Corp.	3,238,161
87,960		CVS Health Corp.	5,471,992
49,680		Gilead Sciences, Inc.	3,745,375
27,300		Hill-Rom Holdings, Inc.	2,375,100
78,300		Johnson & Johnson	10,034,145
73,700		Koninklijke Philips NV (ADR)	2,823,447
46,400		Medtronic, PLC	3,722,208
106,745		Merck & Co., Inc.	5,814,400
251,929		Pfizer, Inc.	8,940,960
93,475		Phibro Animal Health Corp. - Class “A”	3,710,958
19,515		Shire, PLC (ADR)	2,915,346
57,895		Thermo Fisher Scientific, Inc.	11,953,002
58,515		Zoetis, Inc.	4,886,588
			93,856,925
		Industrials—7.4%
36,185		3M Co.	7,943,331
45,000		Apogee Enterprises, Inc.	1,950,750
126,700	*	Gardner Denver Holdings, Inc.	3,887,156
60,800		Honeywell International, Inc.	8,786,208
43,000		Ingersoll-Rand, PLC	3,676,930
153,073		Johnson Controls International, PLC	5,394,293
8,120		Lockheed Martin Corp.	2,743,992
12,700		ManpowerGroup, Inc.	1,461,770

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2018

Shares		Security	Value
		Industrials (continued)
98,500		Masco Corp.	$3,983,340
80,500	*	MasTec, Inc.	3,787,525
35,500		Owens Corning	2,854,200
131,200		Schneider National, Inc. - Class “B”	3,419,072
18,930		Snap-On, Inc.	2,792,932
16,400		Stanley Black & Decker, Inc.	2,512,480
175,100		Triton International, Ltd.	5,358,060
43,330		United Technologies Corp.	5,451,781
			66,003,820
		Information Technology—10.6%
89,605		Apple, Inc.	15,033,927
86,700		Applied Materials, Inc.	4,821,387
21,925		Broadcom, Ltd.	5,166,626
260,900		Cisco Systems, Inc.	11,190,001
30,868	*	Dell Technologies, Inc.- Class “V”	2,259,846
44,775		DXC Technology Co.	4,501,231
72,100	*	eBay, Inc.	2,901,304
22,300	*	FleetCor Technologies, Inc.	4,515,750
175,675		Intel Corp.	9,149,154
3,000		Lam Research Corp.	609,480
181,285		Microsoft Corp.	16,545,882
21,440	*	NXP Semiconductors NV	2,508,480
101,090		Oracle Corp.	4,624,867
110,120		QUALCOMM, Inc.	6,101,749
23,610		TE Connectivity, Ltd.	2,358,639
22,072		Western Digital Corp.	2,036,583
			94,324,906
		Materials—1.5%
82,700		International Paper Co.	4,418,661
17,930		Praxair, Inc.	2,587,299
39,010		RPM International, Inc.	1,859,607
58,800		Sealed Air Corp.	2,516,052

Shares or Principal Amount		Security	Value
32,585		Trinseo SA	$2,412,919
			13,794,538
		Real Estate—1.1%
216,025		Brixmor Property Group, Inc. (REIT)	3,294,381
73,900		GGP, Inc. (REIT)	1,511,994
148,100		Tanger Factory Outlet Centers, Inc. (REIT)	3,258,200
112,430		Urstadt Biddle Properties, Inc. - Class “A” (REIT)	2,169,899
			10,234,474
		Telecommunication Services—1.3%
153,000		AT&T, Inc.	5,454,450
123,225		Verizon Communications, Inc.	5,892,620
			11,347,070
		Utilities—.5%
13,100		Dominion Energy, Inc.	883,333
93,700		Exelon Corp.	3,655,237
			4,538,570
Total Value of Common Stocks (cost $330,400,425)			533,604,058
		CORPORATE BONDS—27.2%
		Aerospace/Defense—.5%
$150	M	Bombardier, Inc., 8.75%, 12/1/2021 (a)	165,187
2,500	M	Rockwell Collins, Inc., 3.2%, 3/15/2024	2,433,240
1,500	M	Rolls-Royce, PLC, 3.625%, 10/14/2025 (a)	1,508,422
150	M	TransDigm, Inc., 6.5%, 5/15/2025	151,875
			4,258,724
		Automotive—.9%
150	M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025	150,187
150	M	Asbury Automotive Group, Inc., 6%, 12/15/2024	153,375

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2018

Principal Amount		Security	Value
		Automotive (continued)
$150	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026 (a)	$150,000
2,000	M	Daimler Finance NA, LLC, 3.35%, 2/22/2023 (a)	1,994,318
290	M	Dana Holding Corp., 5.5%, 12/15/2024	295,800
3,380	M	Lear Corp., 5.25%, 1/15/2025	3,572,927
2,000	M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	1,959,362
			8,275,969
		Building Materials—.0%
150	M	Building Materials Corp., 5.375%, 11/15/2024 (a)	152,625
75	M	Griffon Corp., 5.25%, 3/1/2022	75,585
			228,210
		Chemicals—1.1%
2,000	M	Agrium, Inc., 3.375%, 3/15/2025	1,944,560
150	M	Blue Cube Spinco, Inc., 10%, 10/15/2025	177,000
150	M	Chemours Co., 6.625%, 5/15/2023	158,062
150	M	CVR Partners, LP, 9.25%, 6/15/2023 (a)	160,267
2,000	M	Dow Chemical Co., 3.5%, 10/1/2024	1,984,696
3,000	M	LYB International Finance Co. BV, 3.5%, 3/2/2027	2,884,563
2,100	M	LyondellBasell Industries NV, 6%, 11/15/2021	2,268,664
150	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025 (a)	159,000
140	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024 (a)	137,900
			9,874,712
		Consumer Non-Durables—.0%
150	M	Reynolds Group Holdings, Inc., 5.125%, 7/15/2023 (a)	151,643
		Energy—3.5%
3,000	M	Andeavor Logistics, LP, 5.25%, 1/15/2025	3,053,700
150	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022 (a)	153,375
3,600	M	BP Capital Markets, PLC, 3.216%, 11/28/2023	3,571,391
3,400	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	3,570,952
1,500	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	1,527,043
300	M	Endeavor Energy Resources, LP, 5.75%, 1/30/2028 (a)	300,000
2,000	M	Enterprise Products Operating, 7.55%, 4/15/2038	2,709,206

Principal Amount		Security	Value
$140	M	Exterran Partners, LP, 6%, 10/1/2022	$139,650
150	M	Global Partners, LP, 6.25%, 7/15/2022	150,000
		Kinder Morgan Energy Partners, LP:
1,000	M	3.5%, 3/1/2021	1,000,297
1,100	M	3.45%, 2/15/2023	1,081,861
		Kinder Morgan, Inc.:
2,000	M	5.625%, 11/15/2023 (a)	2,142,346
2,250	M	4.3%, 3/1/2028	2,244,670
3,500	M	Magellan Midstream Partners, LP, 5%, 3/1/2026	3,762,755
75	M	Matador Resources Co., 6.875%, 4/15/2023	78,188
150	M	Murphy Oil Corp., 6.875%, 8/15/2024	156,750
150	M	NGPL Pipeco, LLC, 4.875%, 8/15/2027 (a)	148,313
150	M	Oasis Petroleum, Inc., 6.875%, 1/15/2023	152,438
1,000	M	ONEOK Partners, LP, 3.375%, 10/1/2022	985,299
50	M	Parkland Fuel Corp., 6%, 4/1/2026 (a)	50,375
150	M	PDC Energy, Inc., 6.125%, 9/15/2024	153,750
150	M	SESI, LLC, 7.75%, 9/15/2024 (a)	155,625
1,500	M	Spectra Energy, LLC, 6.2%, 4/15/2018	1,501,723
1,600	M	Valero Energy Corp., 9.375%, 3/15/2019	1,696,798
150	M	Whiting Petroleum Corp., 5.75%, 3/15/2021	151,872
140	M	WPX Energy, Inc., 5.25%, 9/15/2024	138,600
			30,776,977
		Financial Services—3.7%
		American International Group, Inc.:
1,000	M	3.75%, 7/10/2025	986,236
1,000	M	4.7%, 7/10/2035	1,036,075
1,000	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	1,042,515
1,000	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024	1,067,436
		Brookfield Finance, Inc.:
3,700	M	4%, 4/1/2024	3,732,057
1,300	M	4.25%, 6/2/2026	1,307,130
		ERAC USA Finance, LLC:
1,000	M	4.5%, 8/16/2021 (a)	1,037,452
1,000	M	3.3%, 10/15/2022 (a)	999,436

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2018

Principal Amount		Security	Value
		Financial Services (continued)
$2,000	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	$2,166,118
3,000	M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035	2,937,972
1,000	M	General Electric Capital Corp., 4.65%, 10/17/2021	1,044,606
3,845	M	General Motors Financial Co., Inc., 5.25%, 3/1/2026	4,067,510
4,100	M	Key Bank NA, 3.4%, 5/20/2026	3,969,271
2,000	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	2,113,766
100	M	Navient Corp., 5.875%, 3/25/2021	102,625
1,000	M	Protective Life Corp., 7.375%, 10/15/2019	1,064,292
2,000	M	Prudential Financial, Inc., 7.375%, 6/15/2019	2,107,222
		Springleaf Finance Corp.:
100	M	5.625%, 3/15/2023	98,375
25	M	6.875%, 3/15/2025	25,156
2,000	M	Travelers Cos., Inc., 4.05%, 3/7/2048	2,023,968
			32,929,218
		Financials—5.1%
150	M	Ally Financial, Inc., 8%, 11/1/2031	183,750
		Bank of America Corp.:
5,600	M	4.1%, 7/24/2023	5,785,041
1,000	M	5.875%, 2/7/2042	1,250,118
		Barclays Bank, PLC:
1,100	M	6.75%, 5/22/2019	1,148,082
1,000	M	5.125%, 1/8/2020	1,033,411
1,000	M	Capital One Financial Corp., 3.75%, 4/24/2024	994,025
		Citigroup, Inc.:
1,000	M	8.5%, 5/22/2019	1,062,717
1,000	M	4.5%, 1/14/2022	1,040,042
1,100	M	3.4%, 5/1/2026	1,065,030
1,500	M	Deutsche Bank AG, 3.7%, 5/30/2024	1,449,904
		Goldman Sachs Group, Inc.:
2,700	M	5.375%, 3/15/2020	2,816,070
1,000	M	3.625%, 1/22/2023	1,004,551
2,000	M	4%, 3/3/2024	2,032,372
1,000	M	6.125%, 2/15/2033	1,203,715

Principal Amount		Security	Value
$2,000	M	HSBC Holdings, PLC, 2.65%, 1/5/2022	$1,945,608
150	M	Icahn Enterprises, LP, 6.75%, 2/1/2024	153,188
		JPMorgan Chase & Co.:
1,000	M	4.5%, 1/24/2022	1,040,942
1,000	M	3.54%, 5/1/2028 †	978,469
150	M	Ladder Capital Finance Holdings, LLLP, 5.25%, 10/1/2025 (a)	142,500
		Morgan Stanley:
5,550	M	5.5%, 7/28/2021	5,932,223
2,000	M	4%, 7/23/2025	2,020,528
		U.S. Bancorp:
1,000	M	3.6%, 9/11/2024	1,003,291
1,000	M	3.1%, 4/27/2026	955,678
1,500	M	UBS AG, 4.875%, 8/4/2020	1,561,231
3,000	M	UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (a)	3,025,494
5,100	M	Wells Fargo & Co., 3.45%, 2/13/2023	5,034,822
			45,862,802
		Food/Beverage/Tobacco—.7%
		Anheuser-Busch InBev Finance, Inc.:
1,500	M	3.65%, 2/1/2026	1,493,592
1,000	M	4.9%, 2/1/2046	1,082,690
1,750	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	1,859,917
1,000	M	Ingredion, Inc., 4.625%, 11/1/2020	1,035,977
150	M	Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (a)	146,042
150	M	Post Holdings, Inc., 5.75%, 3/1/2027 (a)	149,625
			5,767,843
		Forest Products/Containers—.4%
1,500	M	Packaging Corp. of America, 3.4%, 12/15/2027	1,437,855
2,000	M	Rock-Tenn Co., 4.9%, 3/1/2022	2,106,562
150	M	Sealed Air Corp., 6.875%, 7/15/2033 (a)	167,250
			3,711,667

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2018

Principal Amount		Security	Value
		Gaming/Leisure—.1%
$75	M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025 (a)	$72,088
150	M	Golden Nugget, Inc., 6.75%, 10/15/2024 (a)	151,124
150	M	IRB Holding Corp., 6.75%, 2/15/2026 (a)	147,390
25	M	National CineMedia, LLC, 6%, 4/15/2022	25,375
150	M	Viking Cruises, Ltd., 6.25%, 5/15/2025 (a)	150,750
			546,727
		Health Care—.8%
150	M	Centene Corp., 5.625%, 2/15/2021	154,500
150	M	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	138,937
2,000	M	CVS Health Corp., 3.875%, 7/20/2025	1,985,760
150	M	DaVita, Inc., 5.125%, 7/15/2024	146,719
2,100	M	Express Scripts Holding Co., 4.75%, 11/15/2021	2,190,951
150	M	HCA, Inc., 6.25%, 2/15/2021	157,875
150	M	HealthSouth Corp., 5.75%, 11/1/2024	153,188
25	M	inVentiv Group Holdings, Inc., 7.5%, 10/1/2024 (a)	26,688
1,500	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	1,526,896
150	M	LifePoint Health, Inc., 5.875%, 12/1/2023	152,018
150	M	Mallinckrodt Finance SB, 5.75%, 8/1/2022 (a)	129,000
150	M	Molina Healthcare, Inc., 4.875%, 6/15/2025 (a)	140,625
150	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020	151,875
		Valeant Pharmaceuticals International, Inc.:
150	M	6.5%, 3/15/2022 (a)	155,438
150	M	7.25%, 7/15/2022 (a)	150,563
			7,361,033
		Home Building—.0%
50	M	William Lyon Homes, Inc., 6%, 9/1/2023 (a)	50,063
		Information Technology—1.1%
150	M	Alliance Data Systems Corp., 5.375%, 8/1/2022 (a)	150,750
1,500	M	Apple, Inc., 2.5%, 2/9/2025	1,423,485
150	M	CommScope Technologies, LLC, 6%, 6/15/2025 (a)	156,825

Principal Amount		Security	Value
$4,000	M	Corning, Inc., 7.25%, 8/15/2036	$4,888,068
		Diamond 1 Finance Corp.:
3,000	M	4.42%, 6/15/2021 (a)	3,079,533
50	M	5.875%, 6/15/2021 (a)	51,500
150	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024 (a)	148,500
150	M	Solera, LLC, 10.5%, 3/1/2024 (a)	167,625
			10,066,286
		Manufacturing—.3%
150	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023 (a)	157,125
1,000	M	CRH America, Inc., 8.125%, 7/15/2018	1,015,092
150	M	Grinding Media, Inc., 7.375%, 12/15/2023 (a)	157,875
1,100	M	Johnson Controls International, PLC, 5%, 3/30/2020	1,145,306
			2,475,398
		Media-Broadcasting—.6%
		Comcast Corp.:
1,600	M	5.15%, 3/1/2020	1,665,286
3,000	M	4.25%, 1/15/2033	3,113,427
150	M	Nexstar Broadcasting, Inc., 5.625%, 8/1/2024 (a)	147,330
150	M	Sirius XM Radio, Inc., 6%, 7/15/2024 (a)	154,593
			5,080,636
		Media-Cable TV—.2%
200	M	Altice Financing SA, 6.625%, 2/15/2023 (a)	198,500
200	M	Altice U.S. Finance I Corp., 5.375%, 7/15/2023 (a)	203,100
		CCO Holdings, LLC:
150	M	5.125%, 2/15/2023	151,350
150	M	5.875%, 4/1/2024 (a)	153,000
150	M	Clear Channel Worldwide Holdings, Inc. - Series “A”, 6.5%, 11/15/2022	153,000
225	M	CSC Holdings, LLC, 10.125%, 1/15/2023 (a)	250,313
150	M	DISH DBS Corp., 5%, 3/15/2023	135,375

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2018

Principal Amount		Security	Value
		Media-Cable TV (continued)
$150	M	Gray Television, Inc., 5.875%, 7/15/2026 (a)	$146,250
150	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023 (a)	158,438
150	M	Radiate Holdco, LLC, 6.875%, 2/15/2023 (a)	145,875
			1,695,201
		Media-Diversified—.1%
150	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025	152,625
1,000	M	Time Warner, Inc., 3.6%, 7/15/2025	974,623
150	M	Tribune Media Co., 5.875%, 7/15/2022	152,813
			1,280,061
		Metals/Mining—.6%
75	M	AK Steel Corp., 7%, 3/15/2027	73,687
150	M	Big River Steel, LLC, 7.25%, 9/1/2025 (a)	156,000
140	M	Cleveland-Cliffs Inc., 4.875%, 1/15/2024 (a)	136,150
150	M	Commercial Metals Co., 4.875%, 5/15/2023	149,975
3,000	M	Glencore Funding, LLC, 4.625%, 4/29/2024 (a)	3,077,400
150	M	HudBay Minerals, Inc., 7.25%, 1/15/2023 (a)	156,375
50	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022 (a)	55,250
1,500	M	Newmont Mining Corp., 5.125%, 10/1/2019	1,544,078
150	M	Novelis, Inc., 5.875%, 9/30/2026 (a)	147,375
140	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025 (a)	144,900
25	M	United States Steel Corp., 6.25%, 3/15/2026	25,000
			5,666,190
		Real Estate—2.9%
2,000	M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028	1,957,156
1,000	M	Boston Properties, LP, 5.875%, 10/15/2019	1,038,868
		Digital Realty Trust, LP:
500	M	5.25%, 3/15/2021	526,526
675	M	4.75%, 10/1/2025	705,780
150	M	Equinix, Inc., 5.375%, 4/1/2023	153,938
1,000	M	ERP Operating, LP, 3.375%, 6/1/2025	988,294

Principal Amount		Security	Value
$1,500	M	Essex Portfolio, LP, 3.875%, 5/1/2024	$1,511,058
140	M	Geo Group, Inc., 5.875%, 10/15/2024	139,300
150	M	Greystar Real Estate Partners,, 5.75%, 12/1/2025 (a)	150,000
1,000	M	HCP, Inc., 4.25%, 11/15/2023	1,024,924
300	M	Iron Mountain, Inc., 5.75%, 8/15/2024	292,125
2,000	M	Realty Income Corp., 3.25%, 10/15/2022	1,986,320
2,000	M	Simon Property Group, LP, 3.375%, 10/1/2024	1,975,686
2,700	M	STORE Capital Corp., 4.5%, 3/15/2028	2,687,186
3,000	M	Tanger Properties, LP, 3.125%, 9/1/2026	2,755,992
1,600	M	Ventas Realty, LP, 4.75%, 6/1/2021	1,665,931
1,500	M	Vornado Realty, LP, 3.5%, 1/15/2025	1,446,376
		Welltower, Inc.:
3,000	M	4%, 6/1/2025	3,002,217
2,000	M	4.25%, 4/1/2026	2,028,164
			26,035,841
		Retail-General Merchandise—1.0%
25	M	1011778 B.C., ULC, 4.625%, 1/15/2022 (a)	25,125
4,000	M	Amazon.com, Inc., 4.8%, 12/5/2034	4,443,860
150	M	AmeriGas Partners, LP, 5.5%, 5/20/2025	145,500
3,000	M	Home Depot, Inc., 5.875%, 12/16/2036	3,862,371
25	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025	23,563
150	M	KFC Holding Co., LLC, 5%, 6/1/2024 (a)	149,438
			8,649,857
		Schools—.2%
1,750	M	Yale University, 2.086%, 4/15/2019	1,746,328
		Services—.0%
175	M	AECOM, 5.125%, 3/15/2027	168,997
25	M	First Data Corp., 5.375%, 8/15/2023 (a)	25,500
150	M	United Rentals, Inc., 4.625%, 10/15/2025	146,250
			340,747

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2018

Principal Amount		Security	Value
		Telecommunications—.6%
$3,000	M	AT&T, Inc., 4.25%, 3/1/2027	$3,038,109
150	M	CenturyLink, Inc., 5.8%, 3/15/2022	147,187
150	M	Cincinnati Bell, Inc., 7%, 7/15/2024 (a)	135,000
25	M	Frontier Communications Corp., 10.5%, 9/15/2022	21,033
125	M	GCI, Inc., 6.875%, 4/15/2025	131,563
150	M	Sprint Capital Corp., 6.875%, 11/15/2028	140,250
1,500	M	Verizon Communications, Inc., 4.272%, 1/15/2036	1,440,292
75	M	Zayo Group, LLC, 6.375%, 5/15/2025	77,906
			5,131,340
		Transportation—.9%
150	M	BCD Acquisition, Inc., 9.625%, 9/15/2023 (a)	162,750
		Burlington Northern Santa Fe, LLC:
1,500	M	7%, 12/15/2025	1,846,830
1,000	M	5.15%, 9/1/2043	1,160,063
1,000	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	1,053,482
4,000	M	Southwest Airlines Co., 3%, 11/15/2026	3,769,760
150	M	XPO Logistics, Inc., 6.5%, 6/15/2022 (a)	155,250
			8,148,135
		Utilities—1.8%
150	M	Calpine Corp., 5.25%, 6/1/2026 (a)	145,312
150	M	Cheniere Corpus Christi Holdings, 5.875%, 3/31/2025	157,500
1,500	M	Commonwealth Edison Co., 5.9%, 3/15/2036	1,849,452
140	M	DCP Midstream, LP, 7.375%, 12/29/2049 †	139,738
2,335	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	2,403,086
1,000	M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	1,002,291
1,000	M	Electricite de France SA, 3.625%, 10/13/2025 (a)	1,001,457
2,000	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	2,051,658
1,500	M	Exelon Generation Co., LLC, 3.4%, 3/15/2022	1,502,611
150	M	NRG Yield Operating, LLC, 5%, 9/15/2026	148,125
2,000	M	Ohio Power Co., 5.375%, 10/1/2021	2,153,288
2,000	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	2,019,556

Principal Amount		Security	Value
$1,100	M	Sempra Energy, 9.8%, 2/15/2019	$1,164,877
			15,738,951
		Waste Management—.0%
150	M	Covanta Holding Corp., 5.875%, 3/1/2024	147,375
100	M	GFL Environmental, Inc., 5.375%, 3/1/2023 (a)	98,500
			245,875
		Wireless Communications—.1%
150	M	Intelsat Jackson Holdings SA, 8%, 2/15/2024 (a)	158,063
150	M	Level 3 Financing, Inc., 5.375%, 1/15/2024	146,532
150	M	Sprint Communications, Inc., 6%, 11/15/2022	147,563
150	M	T-Mobile USA, Inc., 6%, 3/1/2023	156,375
			608,533
Total Value of Corporate Bonds (cost $245,674,382)			242,704,967
		RESIDENTIAL MORTGAGE-BACKED SECURITIES—5.6%
		Fannie Mae—4.8%
1,453	M	2.5%, 2/1/2030 - 7/1/2031	1,426,947
4,999	M	3%, 3/1/2027 - 2/1/2031	5,009,370
11,708	M	3.5%, 11/1/2028 - 1/1/2048	11,765,789
18,525	M	4%, 12/1/2040 - 4/1/2047	19,070,841
1,910	M	4.5%, 9/1/2040 - 1/1/2047	2,019,186
1,746	M	5%, 4/1/2040 - 3/1/2042	1,890,629
630	M	5.5%, 5/1/2033 - 10/1/2039	693,758
444	M	6%, 5/1/2036 - 10/1/2040	498,214
228	M	6.5%, 11/1/2033 - 6/1/2036	254,734
530	M	7%, 3/1/2032 - 8/1/2032	568,256
			43,197,724
		Freddie Mac—.8%
1,597	M	3.5%, 8/1/2026 - 7/1/2044	1,622,069
842	M	4%, 7/1/2044 - 4/1/2045	867,712

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2018

Principal Amount		Security	Value
		Freddie Mac (continued)
$3,584	M	4.5%, 10/1/2040 - 5/1/2044	$3,780,254
778	M	5.5%, 5/1/2038 - 10/1/2039	852,343
			7,122,378
Total Value of Residential Mortgage-Backed Securities (cost $51,011,678)			50,320,102
		U.S. GOVERNMENT OBLIGATIONS—1.8%
5,000	M	U.S. Treasury Bonds, 3.125%, 8/15/2044	5,150,000
		U.S. Treasury Notes:
5,500	M	1.375%, 4/30/2020	5,395,478
6,000	M	2.375%, 5/15/2027	5,822,226
Total Value of U.S. Government Obligations (cost $16,918,876)			16,367,704
		TAXABLE MUNICIPAL BONDS—.8%
2,325	M	Met. St. Louis, MO Swr. Dist. Wstwtr. Sys. Rev., 5%, 5/1/2047	2,692,071
2,700	M	New Jersey State Tpk. Auth., 4%, 1/1/2043	2,787,993
1,425	M	Tomball, TX ISD GO, 5%, 2/15/2041	1,665,469
Total Value of Taxable Municipal Bonds (cost $7,268,736)			7,145,533
		U.S. GOVERNMENT AGENCY OBLIGATIONS—.6%
		Federal Farm Credit Bank:
4,500	M	1.72918%, 10/19/2018 †	4,505,625
1,000	M	1.92394%, 5/22/2018 †	1,000,267
Total Value of U.S. Government Agency Obligations (cost $5,506,318)			5,505,892
		PASS-THROUGH CERTIFICATES—.3%
		Transportation
2,429	M	American Airlines 17-2 AA PTT, 3.35%, 10/15/2029 (cost $2,448,480)	2,361,542

Principal Amount		Security		Value
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—3.0%
		Federal Home Loan Bank:
$7,000	M	1.54%, 4/11/2018		$6,997,109
17,700	M	1.57%, 4/18/2018		17,687,026
2,000	M	1.7%, 4/26/2018		1,997,800
Total Value of Short-Term U.S. Government Agency Obligations (cost $26,681,499)				26,681,935
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—.2%
1,500	M	U.S. Treasury Bills, 1.535%, 4/26/2018 (cost $1,498,399)		1,498,410
Total Value of Investments (cost $687,408,793)			99.2%	886,190,143
Other Assets, Less Liabilities			.8	7,198,265
Net Assets			100.0%	$893,388,408

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

†	Interest rates on adjustable rate bonds are determined and reset periodically. The interest rates shown are the rates in effect of March 31, 2018.

Summary of Abbreviations:

ADR	American Depositary Receipts
ETF	Exchange Traded Fund
GO	General Obligation
ISD	Independent School District
LLLP	Limited Liability Limited Partnership
REIT	Real Estate Investment Trust
PTT	Pass-Through Trust
ULC	Unlimited Liability Corporation

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2018

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1	— Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2

—   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

—   Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$533,604,058	$—	$—	$533,604,058
Corporate Bonds	—	242,704,967	—	242,704,967
Residential Mortgage-Backed Securities	—	50,320,102	—	50,320,102
U.S. Government Obligations	—	16,367,704	—	16,367,704
Taxable Municipal Bonds	—	7,145,533	—	7,145,533
U.S. Government Agency Obligations	—	5,505,892	—	5,505,892
Pass-Through Certificates	—	2,361,542	—	2,361,542
Short-Term U.S. Government Agency Obligations	—	26,681,935	—	26,681,935
Short-Term U.S. Government Obligations	—	1,498,410	—	1,498,410
Total Investments in Securities*	$533,604,058	$352,586,085	$—	$886,190,143

*	The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

This page left intentionally blank.

Statements of Assets and Liabilities

FIRST INVESTORS INCOME FUNDS

March 31, 2018

BALANCED INCOME
Assets
Investments in securities
At identified cost	$51,741,549
At value (Note 1A)	$52,943,151
Cash	784,310
Receivables:
Investment securities sold	—
Deposits at broker for futures contracts	289,232
Interest and dividends	372,164
Shares sold	70,527
Due from broker-variation margin futures	102,401
Other assets	2,355
Total Assets	54,564,140

Liabilities
Payables:
Investment securities purchased	602,983
Shares redeemed	11,910
Dividends payable	2,985
Unrealized depreciation on open futures contracts	57,500
Accrued advisory fees	18,643
Accrued shareholder servicing costs	6,798
Accrued expenses	101,157
Total Liabilities	801,976
Net Assets	$53,762,164

Net Assets Consist of:
Capital paid in	$52,381,185
Undistributed net investment deficit	(93,223)
Accumulated net realized gain (loss) on investments and futures contracts	330,494
Net unrealized appreciation (depreciation) in value on investments and futures contracts	1,143,708
Total	$53,762,164

See notes to financial statements

FLOATING RATE	FUND FOR INCOME	GOVERNMENT	GOVERNMENT CASH MANAGEMENT

$206,679,811	$681,556,303	$266,268,502	$134,134,126
$208,064,492	$678,630,678	$259,848,385	$134,134,126
21,491,138	18,795,368	2,011,290	1,080,227

4,729,220	4,760,450	—	—
—	—	—	—
710,209	10,698,025	1,020,073	32,119
153,307	289,964	177,807	2,471
—	—	—	—
12,392	45,903	19,900	8,356
235,160,758	713,220,388	263,077,455	135,257,299

26,298,490	32,215,254	—	—
329,097	937,766	510,947	939,057
77,510	544,078	18,272	2,451
—	—	—	—
92,045	406,542	108,655	14,641
32,610	116,170	54,366	44,425
120,549	124,926	43,779	61,137
26,950,301	34,344,736	736,019	1,061,711
$208,210,457	$678,875,652	$262,341,436	$134,195,588

$210,988,033	$830,181,625	$288,325,283	$134,195,588
(349,997)	(3,853,910)	(489,127)	—
(3,812,260)	(144,526,438)	(19,074,603)	—
1,384,681	(2,925,625)	(6,420,117)	—
$208,210,457	$678,875,652	$262,341,436	$134,195,588

Statements of Assets and Liabilities

FIRST INVESTORS INCOME FUNDS

March 31, 2018

BALANCED INCOME
Net Assets:
Class A	$53,537,603
Class B	N/A
Advisor Class	$49,949
Institutional Class	$174,612

Shares outstanding (Note 7):
Class A	4,956,297
Class B	N/A
Advisor Class	4,604
Institutional Class	16,091

Net asset value and redemption price per share - Class A	$10.80

Maximum offering price per share - Class A*	$11.25+

Net asset value and offering price per share - Class B**	N/A

Net asset value, offering price and redemption price per share - Advisor Class	$10.85

Net asset value, offering price and redemption price per share - Institutional Class	$10.85

#	Also maximum offering price per share.
*	On purchases of $100,000 or more, the sales charge is reduced (Note 7).
+	Net asset value/.96
++	Net asset value/.975
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable (Note 7).

See notes to financial statements

FLOATING RATE	FUND FOR INCOME	GOVERNMENT	GOVERNMENT CASH MANAGEMENT

$64,807,315	$539,443,106	$215,282,684	$131,662,112
N/A	$1,956,004	$679,262	$181,034
$117,949,113	$85,734,320	$37,707,108	N/A
$25,454,029	$51,742,222	$8,672,382	$2,352,442

6,697,745	220,650,056	21,110,762	131,662,112
N/A	798,786	66,731	181,034
12,182,398	35,077,246	3,692,179	N/A
2,630,032	21,070,126	844,651	2,352,442

$9.68	$2.44	$10.20	$1.00#

$9.93++	$2.54+	$10.63+	N/A

N/A	$2.45	$10.18	$1.00

$9.68	$2.44	$10.21	N/A

$9.68	$2.46	$10.27	$1.00

Statements of Assets and Liabilities

FIRST INVESTORS INCOME FUNDS

March 31, 2018

INTERNATIONAL OPPORTUNITIES BOND
Assets
Investments in securities:
Cost - Unaffiliated issuers	$155,364,106
Cost - Affiliated issuers (Note 2)	—
Total cost of investments	$155,364,106
Value - Unaffiliated issuers (Note 1A)	$150,018,529
Value - Affiliated issuers (Note 2)	—
Total value of investments	150,018,529
Cash	2,901,086
Receivables:
Investment securities sold	—
Deposits at broker for futures contracts	—
Dividends and interest	1,640,243
Shares sold	527,992
Due from broker-variation margin futures	—
Unrealized gain on foreign exchange contracts (Note 5)	474,111
Other assets	8,237
Total Assets	155,570,198

Liabilities
Cash overdrafts	—
Payables:
Investment securities purchased	480,244
Shares redeemed	100,003
Dividends payable	—
Unrealized loss on foreign exchange contracts (Note 5)	593,920
Unrealized depreciation on open futures contracts (Note 5)	—
Accrued advisory fees	96,348
Accrued shareholder servicing costs	30,433
Accrued expenses	80,653
Total Liabilities	1,381,601
Net Assets	$154,188,597

Net Assets Consist of:
Capital paid in	$161,433,682
Undistributed net investment income (deficit)	(20,018)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(1,772,753)
Net unrealized depreciation in value of investments, futures contracts and foreign currency transactions	(5,452,314)
Total	$154,188,597

See notes to financial statements

INVESTMENT GRADE	LIMITED DURATION BOND	STRATEGIC INCOME

$616,247,750	$123,468,388	$3,998,091
—	—	160,391,660
$616,247,750	$123,468,388	$164,389,751
$614,582,840	$121,636,092	$3,998,168
—	—	154,100,720
614,582,840	121,636,092	158,098,888
1,049,617	—	3,233,498

9,620,188	10,649,994	—
—	28,000	—
7,158,294	1,083,709	494,173
376,763	82,869	124,202
—	12,117	—
—	—	—
38,531	8,212	9,956
632,826,233	133,500,993	161,960,717

—	11,052	—

10,206,693	4,591,779	—
742,011	515,948	283,375
161,994	82,068	17,422
—	—	—
—	16,406	—
288,967	17,345	6,873
90,561	19,713	20,622
25,138	35,716	37,106
11,515,364	5,290,027	365,398
$621,310,869	$128,210,966	$161,595,319

$640,421,307	$135,823,641	$170,071,552
(14,760,701)	(2,962,907)	56,751
(2,684,827)	(2,800,432)	(2,242,121)
(1,664,910)	(1,849,336)	(6,290,863)
$621,310,869	$128,210,966	$161,595,319

Statements of Assets and Liabilities

FIRST INVESTORS INCOME FUNDS

March 31, 2018

INTERNATIONAL OPPORTUNITIES BOND
Net Assets:
Class A	$62,032,202
Class B	N/A
Advisor Class	$83,212,314
Institutional Class	$8,944,081

Shares outstanding (Note 7):
Class A	6,495,048
Class B	N/A
Advisor Class	8,644,731
Institutional Class	924,896

Net asset value and redemption price per share - Class A	$9.55

Maximum offering price per share - Class A*	$9.95+

Net asset value and offering price per share - Class B**	N/A

Net asset value, offering price and redemption price per share - Advisor Class	$9.63

Net asset value, offering price and redemption price per share - Institutional Class	$9.67

*	On purchases of $100,000 or more, the sales charge is reduced (Note 7).
+	Net asset value/.96
++	Net asset value/.975
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable (Note 7).

See notes to financial statements

INVESTMENT GRADE	LIMITED DURATION BOND	STRATEGIC INCOME

$437,020,893	$61,355,762	$160,840,747
$1,734,556	N/A	N/A
$156,739,446	$34,317,411	$754,572
$25,815,974	$32,537,793	N/A

46,724,577	6,643,648	17,260,515
186,361	N/A	N/A
16,658,640	3,705,176	81,082
2,751,982	3,506,788	N/A

$9.35	$9.24	$9.32

$9.74+	$9.48++	$9.71+

$9.31	N/A	N/A

$9.41	$9.26	$9.31

$9.38	$9.28	N/A

Statements of Assets and Liabilities

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

	COVERED CALL STRATEGY
Assets
Investments in securities
At identified cost	$333,452,376
At value (Note 1A)	$361,053,371
Cash	4,882,803
Receivables:
Investment securities sold	—
Options contracts written	3,534
Deposits at broker for futures contracts	—
Dividends and interest	230,590
Shares sold	1,335,581
Unrealized gain on foreign exchange and futures contracts (Note 5)	—
Other assets	11,014
Total Assets	367,516,893

Liabilities
Options written, at value (Note 5)	4,961,596	(a)
Payables:
Investment securities purchased	—
Shares redeemed	749,137
Due to broker-variation margin futures	—
Accrued advisory fees	224,980
Accrued shareholder servicing costs	70,070
Accrued expenses	26,942
Total Liabilities	6,032,725
Net Assets	$361,484,168

Net Assets Consist of:
Capital paid in	$348,291,833
Undistributed net investment income (deficit)	13,924
Accumulated net realized gain (loss) on investments, options and futures contracts, and foreign currency transactions	(17,564,860)
Net unrealized appreciation in value of foreign exchange contracts	—
Net unrealized appreciation in value of investments, options and futures contracts, and foreign currency transactions	30,743,271
Total	$361,484,168

(a)	Premiums received from written options $8,103,872
(b)	Premiums received from written options $416,922

See notes to financial statements

EQUITY INCOME	GLOBAL	GROWTH & INCOME	HEDGED U.S. EQUITY OPPORTUNITIES	INTERNATIONAL

$429,362,620	$521,011,354	$1,127,009,133	$77,831,835	$290,163,725
$630,810,443	$618,029,915	$1,851,652,074	$86,855,457	$387,236,457
3,714,855	549,025	732,246	2,511,212	551,407

1,162,886	375,357	13,472,480	67,830	—
—	—	—	—	—
—	—	—	1,045,964	—
1,070,316	1,234,054	2,701,356	94,958	1,715,737
320,364	461,923	1,005,223	87,635	1,050,918
—	—	—	886,064	—
38,246	34,199	112,121	3,298	20,052
637,117,110	620,684,473	1,869,675,500	91,552,418	390,574,571

—	—	—	364,634 (b)	—

2,105,076	489,267	15,988,662	46,891	—
871,955	683,522	2,993,952	217,687	436,742
—	—	—	1,157,925	—
398,724	483,447	1,085,620	88,521	321,131
89,233	85,143	264,625	13,808	71,817
43,648	110,431	91,993	74,875	93,127
3,508,636	1,851,810	20,424,852	1,964,341	922,817
$633,608,474	$618,832,663	$1,849,250,648	$89,588,077	$389,651,754

$424,826,841	$508,074,663	$1,062,329,979	$80,709,184	$295,597,229
(541,751)	(2,300,811)	93,322	(105,025)	(712,815)
7,875,561	16,011,001	62,184,406	(977,739)	(2,324,484)
—	—	—	1,373	—
201,447,823	97,047,810	724,642,941	9,960,284	97,091,824
$633,608,474	$618,832,663	$1,849,250,648	$89,588,077	$389,651,754

Statements of Assets and Liabilities

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

COVERED CALL STRATEGY
Net Assets:
Class A	$204,021,504
Class B	N/A
Advisor Class	$155,066,438
Institutional Class	$2,396,226

Shares outstanding (Note 7):
Class A	18,307,180
Class B	N/A
Advisor Class	13,944,873
Institutional Class	216,995

Net asset value and redemption price per share - Class A	$11.14

Maximum offering price per share - Class A (Net asset value/.9425)*	$11.82

Net asset value and offering price per share - Class B**	N/A

Net asset value, offering price and redemption price per share - Advisor Class	$11.12

Net asset value, offering price and redemption price per share - Institutional Class	$11.04

*	On purchases of $50,000 or more, the sales charge is reduced (Note 7).
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable (Note 7).

See notes to financial statements

EQUITY INCOME	GLOBAL	GROWTH & INCOME	HEDGED U.S. EQUITY OPPORTUNITIES	INTERNATIONAL

$545,534,922	$390,110,994	$1,640,951,863	$52,520,962	$254,765,245
$2,599,935	$2,452,292	$12,598,978	N/A	$1,345,003
$83,080,624	$222,064,727	$184,502,683	$36,663,346	$129,997,188
$2,392,993	$4,204,650	$11,197,124	$403,769	$3,544,318

52,044,418	46,180,157	71,571,471	4,690,452	15,899,422
253,430	374,459	593,209	N/A	90,241
7,875,430	25,689,637	7,987,534	3,257,607	7,983,388
227,901	483,768	486,277	35,805	217,049

$10.48	$8.45	$22.93	$11.20	$16.02

$11.12	$8.97	$24.33	$11.88	$17.00

$10.26	$6.55	$21.24	N/A	$14.90

$10.55	$8.64	$23.10	$11.25	$16.28

$10.50	$8.69	$23.03	$11.28	$16.33

Statements of Assets and Liabilities

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

LONG SHORT
Assets
Investments in securities:
At identified cost	$41,083,756
At value (Note 1A)	$45,067,122
Cash	15,936,744
Cash held at broker for securities sold short	19,792,988
Receivables:
Investment securities sold	1,066,267
Dividends and interest	1,557
Shares sold	33,280
Other assets	2,157
Total Assets	81,900,115

Liabilities
Cash overdraft	—
Securities sold short (at value)	25,107,515 (c)
Payables:
Investment securities purchased	833,990
Dividends payable	—
Dividends on securities sold short	27,295
Shares redeemed	64,130
Accrued advisory fees	70,530
Accrued shareholder servicing costs	11,454
Accrued expenses	26,494
Total Liabilities	26,141,408
Net Assets	$55,758,707

Net Assets Consist of:
Capital paid in	$55,680,359
Undistributed net investment income (deficit)	(401,383)
Accumulated net realized gain (loss) on investments	(2,721,508)
Net unrealized appreciation (depreciation) in value of investments	3,201,239
Total	$55,758,707

(c)	Proceeds from securities sold short $24,325,387

See notes to financial statements

OPPORTUNITY	REAL ESTATE	SELECT GROWTH	SPECIAL SITUATIONS	TOTAL RETURN

$765,683,320	$128,825,873	$430,502,468	$570,590,639	$687,408,793
$1,100,524,190	$119,630,954	$583,600,288	$709,806,344	$886,190,143
3,808,595	4,177,029	3,515,046	—	1,552,857
—	—	—	—	—

6,633,056	370,609	—	7,945,054	6,126,449
1,183,666	559,911	178,180	778,030	3,978,170
1,018,883	149,283	1,060,830	1,388,927	315,284
63,891	6,163	30,123	37,535	57,586
1,113,232,281	124,893,949	588,384,467	719,955,890	898,220,489

—	—	—	657,432	—
—	—	—	—	—

5,396,596	613,369	—	5,918,652	2,752,587
—	—	230
—	—	—	—	—
1,732,752	73,508	939,547	826,210	1,362,043
668,168	87,389	371,368	476,104	534,192
191,559	32,467	75,817	114,874	116,899
96,802	51,051	38,025	38,229	66,360
8,085,877	857,784	1,424,987	8,031,501	4,832,081
$1,105,146,404	$124,036,165	$586,959,480	$711,924,389	$893,388,408

$731,829,952	$133,733,225	$431,897,415	$513,817,512	$684,400,197
544,614	576,849	(101,112)	(256,733)	(6,999,726)
37,930,968	(1,078,990)	2,065,357	59,147,905	17,206,589
334,840,870	(9,194,919)	153,097,820	139,215,705	198,781,348
$1,105,146,404	$124,036,165	$586,959,480	$711,924,389	$893,388,408

Statements of Assets and Liabilities

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

LONG SHORT
Net Assets:
Class A	$13,168,752
Class B	N/A
Advisor Class	$42,476,118
Institutional Class	$113,837

Shares outstanding (Note 7):
Class A	1,280,007
Class B	N/A
Advisor Class	4,113,542
Institutional Class	11,007

Net asset value and redemption price per share - Class A	$10.29

Maximum offering price per share - Class A (Net asset value/.9425)*	$10.92

Net asset value and offering price per share - Class B**	N/A

Net asset value, offering price and redemption price per share - Advisor Class	$10.33

Net asset value, offering price and redemption price per share - Institutional Class	$10.34

*	On purchases of $50,000 or more, the sales charge is reduced (Note 7).
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable (Note 7).

See notes to financial statements

OPPORTUNITY	REAL ESTATE	SELECT GROWTH	SPECIAL SITUATIONS	TOTAL RETURN

$1,002,472,286	$38,213,932	$481,214,129	$554,527,894	$852,784,591
$6,730,590	N/A	$3,014,351	$2,751,415	$6,331,294
$90,076,502	$85,349,838	$96,617,438	$145,661,882	$944,978
$5,867,026	$472,395	$6,113,562	$8,983,198	$33,327,545

24,817,809	4,361,458	40,334,274	17,909,277	43,452,512
217,037	N/A	304,887	118,919	328,019
2,189,217	9,726,290	7,951,669	4,655,211	47,899
142,797	53,892	500,414	285,265	1,683,502

$40.39	$8.76	$11.93	$30.96	$19.63

$42.85	$9.29	$12.66	$32.85	$20.83

$31.01	N/A	$9.89	$23.14	$19.30

$41.15	$8.78	$12.15	$31.29	$19.73

$41.09	$8.77	$12.22	$31.49	$19.80

Statements of Operations

FIRST INVESTORS INCOME FUNDS

Six Months Ended March 31, 2018

BALANCED INCOME
Investment Income
Interest	$505,926
Dividends	296,561 (a)
Total income	802,487
Expenses (Notes 1 and 3):
Advisory fees	178,971
Distribution plan expenses-Class A	76,438
Distribution plan expenses-Class B	N/A
Shareholder servicing costs-Class A	36,465
Shareholder servicing costs-Class B	N/A
Shareholder servicing costs-Advisor Class	18
Shareholder servicing costs-Institutional Class	28
Professional fees	17,400
Custodian fees	6,454
Registration fees	44,999
Reports to shareholders	6,426
Trustees’ fees	1,457
Other expenses	8,165
Total expenses	376,821
Less: Expenses waived and/or assumed (Note 3)	(84,173)
Expenses paid indirectly (Note 1G)	(813)
Net expenses	291,835
Net investment income	510,652

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 2 and 5):
Net realized gain (loss) on:
Investments	199,194
Futures contracts	206,109
Net realized gain (loss) on investments and futures contracts	405,303
Net unrealized appreciation (depreciation) on:
Investments	(781,396)
Futures contracts	(103,867)
Net unrealized appreciation (depreciation) on investments and futures contracts	(885,263)
Net gain (loss) on investments and futures contracts	(479,960)
Net Increase (Decrease) in Net Assets Resulting from Operations	$30,692

(a)	Net of $1,401 foreign taxes withheld

See notes to financial statements

FLOATING RATE	FUND FOR INCOME	GOVERNMENT	GOVERNMENT CASH MANAGEMENT

$3,994,454	$20,609,478	$3,478,354	$817,841
—	—	—	—
3,994,454	20,609,478	3,478,354	817,841

588,541	2,542,754	861,346	327,371
98,415	837,520	336,354	N/A
N/A	12,505	3,958	545
58,283	434,315	201,088	230,302
N/A	74,252	1,526	327
77,868	2,708	37,209	N/A
3,348	10,058	85	369
24,901	53,050	30,148	28,349
39,088	24,953	9,050	9,696
28,100	38,499	37,750	35,000
7,361	16,045	10,655	8,917
5,682	20,905	7,786	3,847
42,336	59,253	22,860	13,535
973,923	4,126,817	1,559,815	658,258
(56,511)	(76,967)	(208,811)	(262,731)
(2,608)	(10,008)	(3,157)	(2,248)
914,804	4,039,842	1,347,847	393,279
3,079,650	16,569,636	2,130,507	424,562

106,864	5,154,064	(486,615)	—
—	—	—	—
106,864	5,154,064	(486,615)	—

154,876	(26,331,735)	(5,224,622)	—
—	—	—	—
154,876	(26,331,735)	(5,224,622)	—
261,740	(21,177,671)	(5,711,237)	—
$3,341,390	$(4,608,035)	$(3,580,730)	$424,562

Statements of Operations

FIRST INVESTORS INCOME FUNDS

Six Months Ended March 31, 2018

INTERNATIONAL OPPORTUNITIES BOND
Investment Income
Interest	$2,825,618 (b)
Dividends from affiliate (Note 2)	—
Total income	2,825,618
Expenses (Notes 1 and 3):
Advisory fees	534,271
Distribution plan expenses-Class A	90,043
Distribution plan expenses-Class B	N/A
Shareholder servicing costs-Class A	59,907
Shareholder servicing costs-Class B	N/A
Shareholder servicing costs-Advisor Class	68,293
Shareholder servicing costs-Institutional Class	1,290
Professional fees	21,900
Custodian fees	33,176
Registration fees	33,001
Reports to shareholders	8,119
Trustees’ fees	4,120
Other expenses	16,277
Total expenses	870,397
Less: Expenses waived and/or assumed (Note 3)	—
Expenses paid indirectly (Note 1G)	(551)
Net expenses	869,846
Net investment income	1,955,772

Realized and Unrealized Gain (Loss) on Investments, Affiliate, Futures Contracts and Foreign Currency Transactions (Notes 2 and 5):
Net realized gain (loss) on:
Investments	2,142,903
Affiliate	—
Foreign currency transactions	485,391
Net realized gain (loss) on investments, affiliate and foreign currency transactions	2,628,294
Net unrealized appreciation (depreciation) on:
Investments	1,432,856
Affiliate	—
Foreign currency transactions	(271,104)
Net unrealized appreciation (depreciation) on investments, affiliate and foreign currency transactions	1,161,752
Net gain (loss) on investments, affiliate and foreign currency transactions	3,790,046
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,745,818

(b)	Net of $2,152 foreign taxes reimbursed.

See notes to financial statements

INVESTMENT GRADE	LIMITED DURATION BOND	STRATEGIC INCOME

$11,645,038	$1,459,470	$34,817
—	—	3,255,339
11,645,038	1,459,470	3,290,156

2,047,068	374,142	40,713
676,802	93,026	243,103
9,494	N/A	N/A
340,254	45,536	106,801
2,981	N/A	N/A
81,463	29,214	378
3,665	5,251	N/A
44,800	26,398	24,813
9,703	5,217	4,881
52,999	37,500	27,750
19,558	5,909	4,486
18,467	3,810	4,812
27,874	15,890	6,969
3,335,128	641,893	464,706
(330,720)	(105,716)	—
(7,544)	(1,628)	(1,978)
2,996,864	534,549	462,728
8,648,174	924,921	2,827,428

1,559,932	(631,204)	(264)
—	—	(14,064)
—	—	—
1,559,932	(631,204)	(14,328)

(19,322,365)	(1,831,898)	2
—	—	(3,570,664)
—	—	—
(19,322,365)	(1,831,898)	(3,570,662)
(17,762,433)	(2,463,102)	(3,584,990)
$(9,114,259)	$(1,538,181)	$(757,562)

Statements of Operations

FIRST INVESTORS EQUITY FUNDS

Six Months Ended March 31, 2018

COVERED CALL STRATEGY
Investment Income
Dividends	$3,704,454
Interest	—
Total income	3,704,454
Expenses (Notes 1 and 3):
Advisory fees	1,331,037
Distribution plan expenses-Class A	237,445
Distribution plan expenses-Class B	N/A
Shareholder servicing costs-Class A	157,802
Shareholder servicing costs-Class B	N/A
Shareholder servicing costs-Advisor Class	88,272
Shareholder servicing costs-Institutional Class	1,171
Professional fees	24,498
Custodian fees	7,395
Registration fees	61,500
Reports to shareholders	16,399
Trustees’ fees	9,400
Other expenses	22,293
Total expenses	1,957,212
Less: Expenses waived (Note 3)	(20,609)
Expenses paid indirectly (Note 1G)	(3,700)
Net expenses	1,932,903
Net investment income (loss)	1,771,551

Realized and Unrealized Gain (Loss) on Investments, Options and Futures Contracts, and Foreign Currency Transactions (Note 2 and 5):
Net realized gain (loss) on:
Investments	924,580
Options contracts	(17,348,723)
Futures contracts	—
Foreign currency transactions	—
Net realized gain (loss) on investments, options and futures contracts, and foreign currency transactions	(16,424,143)
Net unrealized appreciation (depreciation) on:
Investments	7,998,009
Options contracts	5,259,659
Futures contracts	—
Foreign currency transactions	—
Net unrealized appreciation (depreciation) on investments, options, futures contracts, and foreign currency transactions	13,257,668
Net gain (loss) on investments, options, futures contracts, and foreign currency transactions	(3,166,475)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,394,924)

(a)	Net of $30,531 foreign taxes withheld
(b)	Net of $45,127 foreign taxes withheld
(c)	Net of $56,061 foreign taxes withheld
(d)	Net of $3,547 foreign taxes withheld
(e)	Net of $167,384 foreign taxes withheld

See notes to financial statements

EQUITY INCOME	GLOBAL	GROWTH & INCOME	HEDGED U.S. EQUITY OPPORTUNITIES	INTERNATIONAL

$7,810,409 (a)	$2,775,605 (b)	$20,988,670 (c)	$652,384 (d)	$1,949,865 (e)
142,074	61,110	119,933	—	77,913
7,952,483	2,836,715	21,108,603	652,384	2,027,778

2,385,656	2,916,663	6,498,920	506,121	1,842,449
858,931	594,623	2,578,334	61,980	376,554
14,159	12,844	68,609	N/A	7,108
365,551	312,957	1,122,591	41,381	253,991
3,671	3,251	13,795	N/A	2,231
28,963	77,348	60,378	5,444	78,545
361	613	1,708	117	535
31,263	29,275	74,550	22,650	22,600
9,692	67,472	29,579	25,064	46,340
45,500	43,799	51,500	37,502	39,000
16,186	21,520	38,014	3,242	15,835
19,302	17,774	56,476	2,504	10,963
27,136	60,764	59,698	13,628	46,245
3,806,371	4,158,903	10,654,152	719,633	2,742,396
—	(150,852)	—	(12,696)	—
(10,305)	(4,711)	(17,854)	(1,259)	(1,847)
3,796,066	4,003,340	10,636,298	705,678	2,740,549
4,156,417	(1,166,625)	10,472,305	(53,294)	(712,771)

13,687,543	22,930,720	68,913,236	2,681,914	11,321,391
108,844	—	—	(203,063)	—
—	—	—	(1,838,816)	—
—	(16,196)	—	(4,343)	(91,953)
13,796,387	22,914,524	68,913,236	635,692	11,229,438

(5,364,937)	13,975,357	(20,039,570)	1,100,740	(2,450,675)
(12,463)	—	—	202,802	—
—	—	—	1,355,640	—
—	17,537	—	(2,148)	10,536
(5,377,400)	13,992,894	(20,039,570)	2,657,034	(2,440,139)
8,418,987	36,907,418	48,873,666	3,292,726	8,789,299
$12,575,404	$35,740,793	$59,345,971	$3,239,432	$8,076,528

Statements of Operations

FIRST INVESTORS EQUITY FUNDS

Six Months Ended March 31, 2018

LONG SHORT
Investment Income
Dividends	$350,780
Interest	18,599
Total income	369,379
Expenses (Notes 1 and 3):
Advisory fees	399,965
Distribution plan expenses-Class A	15,708
Distribution plan expenses-Class B	N/A
Shareholder servicing costs-Class A	10,968
Shareholder servicing costs-Class B	N/A
Shareholder servicing costs-Advisor Class	30,135
Shareholder servicing costs-Institutional Class	39
Professional fees	13,100
Custodian fees	8,488
Registration fees	43,501
Reports to shareholders	5,279
Trustees’ fees	1,627
Divdend expense	270,316
Other expenses	7,255
Total expenses	806,381
Less: Expenses (waived and/or assumed) repaid to adviser (Note 3)	(35,040)
Expenses paid indirectly (Note 1G)	(579)
Net expenses	770,762
Net investment income (loss)	(401,383)

Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investments	(1,166,261)
Net unrealized appreciation (depreciation) of investments	666,700
Net gain (loss) on investments	(499,561)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(900,944)

(f)	Net of $7,234 foreign taxes withheld
(g)	Net of $16,729 foreign taxes withheld

See notes to financial statements

OPPORTUNITY	REAL ESTATE	SELECT GROWTH	SPECIAL SITUATIONS	TOTAL RETURN

$7,802,378 (f)	$2,238,635	$3,383,136	$4,320,862	$6,230,079 (g)
111,072	—	39,202	76,224	5,391,821
7,913,450	2,238,635	3,422,338	4,397,086	11,621,900

3,960,902	459,059	2,121,793	2,786,812	3,212,537
1,543,817	61,046	719,651	848,095	1,327,998
36,218	N/A	16,062	14,674	33,897
832,404	52,476	343,984	450,500	558,012
7,705	N/A	3,300	3,436	6,235
75,874	67,949	26,735	84,691	418
897	86	858	1,347	5,165
48,134	12,699	26,166	30,139	48,548
18,935	4,329	8,261	11,821	14,296
55,501	42,500	44,499	42,501	45,197
35,023	5,707	17,751	26,349	21,908
33,032	3,579	16,674	20,660	27,383
—	—	—	—	—
29,723	9,345	19,442	24,803	40,136
6,678,165	718,775	3,365,176	4,345,828	5,341,730
—	35,025	—	—	—
(15,120)	(1,824)	(6,812)	(11,127)	(11,533)
6,663,045	751,976	3,358,364	4,334,701	5,330,197
1,250,405	1,486,659	63,974	62,385	6,291,703

41,397,701	(876,166)	2,065,357	61,378,034	18,592,484
(17,271,509)	(4,880,648)	40,804,682	(47,636,259)	(12,459,801)
24,126,192	(5,756,814)	42,870,039	13,741,775	6,132,683
$25,376,597	$(4,270,155)	$42,934,013	$13,804,160	$12,424,386

Statements of Changes in Net Assets

FIRST INVESTORS INCOME FUNDS

	BALANCED INCOME
	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017
Increase (Decrease) in Net Assets From Operations
Net investment income	$510,652	$714,212
Net realized gain (loss) on investments and futures contracts	405,303	537,846
Net unrealized appreciation (depreciation) of investments and futures contracts	(885,263)	967,240
Net increase (decrease) in net assets resulting from operations	30,692	2,219,298

Distribution to Shareholders
Net investment income-Class A	(574,643)	(867,757)
Net investment income-Class B	N/A	N/A
Net investment income-Advisor Class	(227)	(1,558)
Net investment income-Institutional Class	(2,130)	(4,535)
Net realized gains-Class A	(507,295)	(33,013)
Net realized gains-Class B	N/A	N/A
Net realized gains-Advisor Class	(113)	(95)
Net realized gains-Institutional Class	(1,558)	(197)
Total distributions	(1,085,966)	(907,155)

Share Transactions
Class A:
Proceeds from shares sold	10,822,231	23,655,494
Reinvestment of distributions	1,062,887	877,264
Cost of shares redeemed	(3,904,556)	(8,907,180)
	7,980,562	15,625,578
Class B:
Proceeds from shares sold	N/A	N/A
Reinvestment of distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
	N/A	N/A
Advisor Class:
Proceeds from shares sold	70,000	—
Reinvestment of distributions	317	1,653
Cost of shares redeemed	(30,578)	(99,978)
	39,739	(98,325)
Institutional Class:
Proceeds from shares sold	52,922	157,282
Reinvestment of distributions	3,688	4,689
Cost of shares redeemed	(19,723)	(182,559)
	36,887	(20,588)
Net increase (decrease) from share transactions	8,057,188	15,506,665
Net increase (decrease) in net assets	7,001,914	16,818,808

Net Assets
Beginning of year	46,760,250	29,941,442
End of year+	$53,762,164	$46,760,250
+Includes undistributed net investment income (deficit) of	$(93,223)	$(26,875)

See notes to financial statements

FLOATING RATE		FUND FOR INCOME		GOVERNMENT
10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017

$3,079,650	$4,877,492	$16,569,636	$32,364,116	$2,130,507	$4,224,031
106,864	506,695	5,154,064	14,665,726	(486,615)	(2,591,182)
154,876	191,917	(26,331,735)	1,058,678	(5,224,622)	(7,974,036)
3,341,390	5,576,104	(4,608,035)	48,088,520	(3,580,730)	(6,341,187)

(1,042,306)	(2,083,709)	(13,960,415)	(28,276,744)	(2,220,450)	(4,643,274)
N/A	N/A	(44,747)	(104,124)	(4,204)	(15,507)
(1,821,865)	(2,514,716)	(2,091,863)	(3,365,654)	(393,932)	(1,155,252)
(401,684)	(695,405)	(1,743,261)	(3,563,174)	(9,438)	(110,625)
—	—	—	—	—	—
N/A	N/A	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(3,265,855)	(5,293,830)	(17,840,286)	(35,309,696)	(2,628,024)	(5,924,658)

6,382,308	19,572,438	19,621,773	48,739,034	10,968,755	30,162,048
995,131	1,995,483	12,081,090	24,445,941	2,119,098	4,414,386
(9,375,041)	(16,136,415)	(47,130,168)	(81,958,579)	(25,409,291)	(50,584,990)
(1,997,602)	5,431,506	(15,427,305)	(8,773,604)	(12,321,438)	(16,008,556)

N/A	N/A	83,135	107,501	18,530	180,893
N/A	N/A	35,587	83,643	4,149	15,070
N/A	N/A	(452,744)	(799,349)	(368,471)	(1,137,367)
N/A	N/A	(334,022)	(608,205)	(345,792)	(941,404)

22,439,822	44,356,222	17,052,589	21,499,769	7,293,559	18,019,685
1,718,304	2,506,209	1,964,429	3,331,094	363,576	1,145,374
(5,205,804)	(9,907,811)	(4,064,250)	(20,618,681)	(2,009,757)	(48,045,052)
18,952,322	36,954,620	14,952,768	4,212,182	5,647,378	(28,879,993)

4,266,387	13,827,603	831,961	37,313,292	8,132,450	15,534,065
14,202	24,082	173,832	170,801	6,421	12,625
(104,001)	(4,060,363)	(26,047,135)	(22,408,501)	(21,815)	(22,925,163)
4,176,588	9,791,322	(25,041,342)	15,075,592	8,117,056	(7,378,473)
21,131,308	52,177,448	(25,849,901)	9,905,965	1,097,204	(53,208,426)
21,206,843	52,459,722	(48,298,222)	22,684,789	(5,111,550)	(65,474,271)

187,003,614	134,543,892	727,173,874	704,489,085	267,452,986	332,927,257
$208,210,457	$187,003,614	$678,875,652	$727,173,874	$262,341,436	$267,452,986
$(349,997)	$(163,792)	$(3,853,910)	$(2,583,260)	$(489,127)	$8,390

Statements of Changes in Net Assets

FIRST INVESTORS INCOME FUNDS

	BALANCED INCOME
	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017
Shares Issued and Redeemed
Class A:
Sold	975,508	2,211,121
Issued for distributions reinvested	95,591	81,486
Redeemed	(352,959)	(827,142)
Net increase (decrease) in Class A shares outstanding	718,140	1,465,465

Class B:
Sold	N/A	N/A
Issued for distributions reinvested	N/A	N/A
Redeemed	N/A	N/A
Net decrease in Class B shares outstanding	N/A	N/A

Advisor Class:
Sold	6,372	—
Issued for distributions reinvested	29	154
Redeemed	(2,808)	(9,300)
Net increase (decrease) in Advisor Class shares outstanding	3,593	(9,146)

Institutional Class:
Sold	4,767	14,709
Issued for distributions reinvested	330	436
Redeemed	(1,780)	(16,981)
Net increase (decrease) in Institutional Class shares outstanding	3,317	(1,836)

See notes to financial statements

FLOATING RATE		FUND FOR INCOME		GOVERNMENT
10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017

659,128	2,022,863	7,844,352	19,557,429	1,062,474	2,866,271
102,788	206,256	4,848,719	9,789,318	205,931	420,873
(968,378)	(1,668,028)	(18,868,833)	(32,899,756)	(2,467,192)	(4,807,201)
(206,462)	561,091	(6,175,762)	(3,553,009)	(1,198,787)	(1,520,057)

N/A	N/A	33,199	43,176	1,800	16,975
N/A	N/A	14,240	33,479	404	1,439
N/A	N/A	(180,442)	(324,958)	(35,558)	(108,761)
N/A	N/A	(133,003)	(248,303)	(33,354)	(90,347)

2,316,313	4,584,134	6,834,416	8,615,120	706,703	1,712,468
177,307	259,046	789,062	1,334,256	35,329	108,989
(537,330)	(1,024,184)	(1,629,056)	(8,402,016)	(194,709)	(4,598,626)
1,956,290	3,818,996	5,994,422	1,547,360	547,323	(2,777,169)

439,084	1,430,225	330,354	14,940,723	794,917	1,475,253
1,467	2,492	68,984	68,143	620	1,195
(10,736)	(420,736)	(10,400,451)	(9,005,052)	(2,096)	(2,154,908)
429,815	1,011,981	(10,001,113)	6,003,814	793,441	(678,460)

Statements of Changes in Net Assets

FIRST INVESTORS INCOME FUNDS

	GOVERNMENT CASH MANAGEMENT
	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017
Increase (Decrease) in Net Assets From Operations
Net investment income	$424,562	$100,143
Net realized gain (loss) on investments and foreign currency transactions	—	—
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	—	—
Net increase (decrease) in net assets resulting from operations	424,562	100,143
Dividends to Shareholders
Net investment income-Class A	(416,789)	(98,406)
Net investment income-Class B	—	—
Net investment income-Advisor Class	N/A	N/A
Net investment income-Institutional Class	(7,773)	(1,737)
Total dividends	(424,562)	(100,143)
Share Transactions
Class A:
Proceeds from shares sold	129,960,868	237,067,138
Reinvestment of dividends	403,685	94,891
Cost of shares redeemed	(125,781,847)	(232,120,074)
	4,582,706	5,041,955
Class B:
Proceeds from shares sold	49,666	234,482
Reinvestment of dividends	—	—
Cost of shares redeemed	(29,424)	(321,734)
	20,242	(87,252)
Advisor Class:
Proceeds from shares sold	N/A	N/A
Reinvestment of dividends	N/A	N/A
Cost of shares redeemed	N/A	N/A
	N/A	N/A
Institutional Class:
Proceeds from shares sold	957,823	981,622
Reinvestment of dividends	7,773	1,737
Cost of shares redeemed	(1,007,644)	(1,432,697)
	(42,048)	(449,338)
Net increase (decrease) from share transactions	4,560,900	4,505,365
Net increase (decrease) in net assets	4,560,900	4,505,365
Net Assets
Beginning of year	129,634,688	125,129,323
End of year+	$134,195,588	$129,634,688
+Includes undistributed net investment income (deficit) of	$—	$—

See notes to financial statements

INTERNATIONAL OPPORTUNITIES BOND		INVESTMENT GRADE		LIMITED DURATION BOND
10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017

$1,955,772	$3,151,702	$8,648,174	$16,586,332	$924,921	$1,329,506
2,628,294	1,976,439	1,559,932	2,274,276	(631,204)	(152,663)
1,161,752	1,277,498	(19,322,365)	(11,799,740)	(1,831,898)	(639,208)
5,745,818	6,405,639	(9,114,259)	7,060,868	(1,538,181)	537,635

(1,886,224)	(949,007)	(7,791,999)	(15,914,378)	(763,782)	(1,275,364)
N/A	N/A	(23,968)	(60,406)	N/A	N/A
(2,402,791)	(1,108,952)	(2,733,225)	(3,815,384)	(443,620)	(1,124,965)
(271,216)	(170,411)	(473,826)	(1,164,966)	(487,990)	(668,870)
(4,560,231)	(2,228,370)	(11,023,018)	(20,955,134)	(1,695,392)	(3,069,199)

6,172,869	6,893,066	25,044,166	61,465,866	8,912,519	28,509,300
1,808,009	912,178	7,321,118	14,913,130	745,792	1,246,526
(6,155,004)	(15,017,955)	(43,851,418)	(78,881,456)	(9,562,760)	(14,203,767)
1,825,874	(7,212,711)	(11,486,134)	(2,502,460)	95,551	15,552,059

N/A	N/A	155,254	401,194	N/A	N/A
N/A	N/A	23,370	58,469	N/A	N/A
N/A	N/A	(566,202)	(1,116,565)	N/A	N/A
N/A	N/A	(387,578)	(656,902)	N/A	N/A

16,258,543	23,297,688	29,322,191	62,781,202	5,577,807	13,309,489
1,992,072	1,107,823	2,518,164	3,804,200	416,443	1,109,557
(3,882,350)	(9,400,690)	(6,653,686)	(12,364,180)	(2,488,745)	(32,421,165)
14,368,265	15,004,821	25,186,669	54,221,222	3,505,505	(18,002,119)

272,665	4,726,374	4,454,244	2,672,181	5,909,314	19,542,286
20,279	12,245	34,720	67,704	2,431	5,615
(96,537)	(4,589,624)	(3,975,594)	(7,256,733)	(13,612,435)	(305,440)
196,407	148,995	513,370	(4,516,848)	(7,700,690)	19,242,461
16,390,546	7,941,105	13,826,327	46,545,012	(4,099,634)	16,792,401
17,576,133	12,118,374	(6,310,950)	32,650,746	(7,333,207)	14,260,837

136,612,464	124,494,090	627,621,819	594,971,073	135,544,173	121,283,336
$154,188,597	$136,612,464	$621,310,869	$627,621,819	$128,210,966	$135,544,173
$(20,018)	$2,584,441	$(14,760,701)	$(12,385,857)	$(2,962,907)	$(2,192,436)

Statements of Changes in Net Assets

FIRST INVESTORS INCOME FUNDS

	GOVERNMENT CASH MANAGEMENT
	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017
Shares Issued and Redeemed
Class A:
Sold	129,960,868	237,067,138
Issued for dividends reinvested	403,685	94,891
Redeemed	(125,781,847)	(232,120,074)
Net increase (decrease) in Class A shares outstanding	4,582,706	5,041,955

Class B:
Sold	49,666	234,482
Issued for dividends reinvested	—	—
Redeemed	(29,424)	(321,734)
Net increase (decrease) in Class B shares outstanding	20,242	(87,252)

Advisor Class:
Sold	N/A	N/A
Issued for dividends reinvested	N/A	N/A
Redeemed	N/A	N/A
Net increase (decrease) in Advisor Class shares outstanding	N/A	N/A

Institutional Class:
Sold	957,823	981,622
Issued for dividends reinvested	7,773	1,737
Redeemed	(1,007,644)	(1,432,697)
Net increase (decrease) in Institutional Class shares outstanding	(42,048)	(449,338)

See notes to financial statements

INTERNATIONAL OPPORTUNITIES BOND		INVESTMENT GRADE		LIMITED DURATION BOND
10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017

653,592	755,813	2,622,304	6,384,045	953,624	2,993,642
194,863	96,323	768,627	1,548,716	79,827	131,129
(651,830)	(1,658,321)	(4,598,322)	(8,193,164)	(1,023,176)	(1,493,876)
196,625	(806,185)	(1,207,391)	(260,403)	10,275	1,630,895

N/A	N/A	16,370	41,679	N/A	N/A
N/A	N/A	2,464	6,110	N/A	N/A
N/A	N/A	(59,437)	(116,646)	N/A	N/A
N/A	N/A	(40,603)	(68,857)	N/A	N/A

1,707,546	2,556,618	3,056,393	6,505,014	594,789	1,394,264
212,335	116,124	263,226	392,866	44,490	116,326
(407,461)	(1,024,846)	(694,003)	(1,278,296)	(264,851)	(3,404,372)
1,512,420	1,647,896	2,625,616	5,619,584	374,428	(1,893,782)

28,573	524,480	462,600	277,663	636,069	2,049,150
2,165	1,279	3,635	7,013	259	588
(10,198)	(513,536)	(412,070)	(750,208)	(1,445,202)	(31,987)
20,540	12,223	54,165	(465,532)	(808,874)	2,017,751

Statements of Changes in Net Assets

FIRST INVESTORS INCOME FUNDS

	STRATEGIC INCOME
	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017
Increase (Decrease) in Net Assets From Operations
Net investment income	$2,827,428	$5,095,776
Net realized loss on investments, affiliate and options contracts (Note 2)	(14,328)	(243,666)
Capital gain distributions from affiliate (Note 2)	—	77,283
Net unrealized appreciation (depreciation) of investments and affiliate (Note 2)	(3,570,662)	958,049
Net increase (decrease) in net assets resulting from operations	(757,562)	5,887,442
Dividends to Shareholders
Net investment income-Class A	(2,936,233)	(4,937,441)
Net investment income-Class B	N/A	N/A
Net investment income-Advisor Class	(15,387)	(24,178)
Net investment income-Institutional Class	N/A	N/A
Total dividends	(2,951,620)	(4,961,619)
Share Transactions
Class A:
Proceeds from shares sold	13,721,825	34,639,076
Reinvestment of dividends	2,816,327	4,732,036
Cost of shares redeemed	(14,793,965)	(26,691,084)
	1,744,187	12,680,028
Class B:
Proceeds from shares sold	N/A	N/A
Reinvestment of dividends	N/A	N/A
Cost of shares redeemed	N/A	N/A
	N/A	N/A
Advisor Class:
Proceeds from shares sold	108,217	673,565
Reinvestment of dividends	14,575	18,696
Cost of shares redeemed	(314,470)	(151,144)
	(191,678)	541,117
Institutional Class:
Proceeds from shares sold	N/A	N/A
Reinvestment of dividends	N/A	N/A
Cost of shares redeemed	N/A	N/A
	N/A	N/A
Net increase from share transactions	1,552,509	13,221,145
Net increase (decrease) in net assets	(2,156,673)	14,146,968
Net Assets
Beginning of year	163,751,992	149,605,024
End of year+	$161,595,319	$163,751,992
+Includes undistributed net investment income of	$56,751	$180,943

See notes to financial statements

	STRATEGIC INCOME
	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017
Shares Issued and Redeemed
Class A:
Sold	1,453,149	3,665,904
Issued for dividends reinvested	298,342	499,484
Redeemed	(1,567,079)	(2,820,332)
Net increase in Class A shares outstanding	184,412	1,345,056

Class B:
Sold	N/A	N/A
Issued for dividends reinvested	N/A	N/A
Redeemed	N/A	N/A
Net increase in Class B shares outstanding	N/A	N/A

Advisor Class:
Sold	11,448	71,470
Issued for dividends reinvested	1,546	1,974
Redeemed	(33,100)	(16,057)
Net increase (decrease) in Advisor Class shares outstanding	(20,106)	57,387

Institutional Class:
Sold	N/A	N/A
Issued for dividends reinvested	N/A	N/A
Redeemed	N/A	N/A
Net increase in Institutional Class shares outstanding	N/A	N/A

Statements of Changes in Net Assets

FIRST INVESTORS EQUITY FUNDS

	COVERED CALL STRATEGY
	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017
Increase (Decrease) in Net Assets From Operations
Net investment income (deficit)	$1,771,551	$2,633,458
Net realized gain (loss) on investments, options contracts and foreign currency transactions	(16,424,143)	(637,556)
Net unrealized appreciation (depreciation) of investments, options contracts, and foreign currency transactions	13,257,668	15,531,537
Net increase (decrease) in net assets resulting from operations	(1,394,924)	17,527,439

Distributions to Shareholders
Net investment income-Class A	(877,972)	(1,362,794)
Net investment income-Class B	N/A	N/A
Net investment income-Advisor Class	(860,919)	(1,157,434)
Net investment income-Institutional Class	(50,459)	(97,118)
Net realized gains-Class A	—	(139,400)
Net realized gains-Class B	N/A	N/A
Net realized gains-Advisor Class	—	(90,537)
Net realized gains-Institutional Class	—	(7,569)
Total distributions	(1,789,350)	(2,854,852)

Share Transactions
Class A:
Proceeds from shares sold	51,359,188	120,901,915
Reinvestment of distributions	863,808	1,481,088
Cost of shares redeemed	(13,769,960)	(12,548,151)
	38,453,036	109,834,852
Class B:
Proceeds from shares sold	N/A	N/A
Reinvestment of distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
	N/A	N/A
Advisor Class:
Proceeds from shares sold	56,742,904	76,007,680
Reinvestment of distributions	761,294	1,187,791
Cost of shares redeemed	(10,262,410)	(12,464,429)
	47,241,788	64,731,042
Institutional Class:
Proceeds from shares sold	4,224,698	2,958,902
Reinvestment of distributions	33,702	26,464
Cost of shares redeemed	(9,074,689)	(291,292)
	(4,816,289)	2,694,074
Net increase (decrease) from share transactions	80,878,535	177,259,968
Net increase (decrease) in net assets	77,694,261	191,932,555

Net Assets
Beginning of year	283,789,907	91,857,352
End of year+	$361,484,168	$283,789,907
+Includes undistributed net investment income (deficit) of	$13,924	$31,723

See notes to financial statements

EQUITY INCOME		GLOBAL		GROWTH & INCOME
10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017

$4,156,417	$9,990,134	$(1,166,625)	$2,340,520	$10,472,305	$20,740,825
13,796,387	18,636,854	22,914,524	57,332,738	68,913,236	79,625,849
(5,377,400)	54,893,753	13,992,894	32,286,780	(20,039,570)	135,711,245
12,575,404	83,520,741	35,740,793	91,960,038	59,345,971	236,077,919

(3,997,543)	(11,273,714)	(1,904,849)	(511,315)	(12,971,255)	(26,399,032)
(10,025)	(36,046)	(11,556)	(608)	(31,767)	(106,278)
(669,801)	(1,323,504)	(1,156,269)	(438,669)	(1,644,819)	(3,214,231)
(20,799)	(92,288)	(22,952)	(8,341)	(107,713)	(211,869)
(18,700,796)	(9,458,693)	(27,517,933)	—	(66,425,749)	(54,318,955)
(94,816)	(60,661)	(225,878)	—	(577,823)	(594,347)
(2,533,033)	(1,034,281)	(14,205,335)	—	(6,908,711)	(4,880,138)
(76,275)	(114,200)	(273,391)	—	(435,766)	(354,035)
(26,103,088)	(23,393,387)	(45,318,163)	(958,933)	(89,103,603)	(90,078,885)

23,994,225	59,467,706	17,303,130	30,039,159	57,517,361	134,434,194
22,430,185	20,445,699	29,037,446	503,982	78,761,290	80,062,251
(54,332,462)	(97,241,265)	(29,276,254)	(49,742,939)	(144,839,997)	(259,016,736)
(7,908,052)	(17,327,860)	17,064,322	(19,199,798)	(8,561,346)	(44,520,291)

99,652	388,601	137,897	264,229	587,137	1,251,634
104,659	96,533	237,434	608	607,232	698,021
(562,328)	(1,230,597)	(473,452)	(990,232)	(2,712,728)	(5,872,934)
(358,017)	(745,463)	(98,121)	(725,395)	(1,518,359)	(3,923,279)

17,323,425	26,199,816	36,371,638	56,793,376	29,859,070	59,881,381
2,534,279	2,338,792	14,647,751	436,620	8,051,889	8,040,009
(6,483,233)	(17,859,121)	(17,495,375)	(66,051,439)	(16,961,897)	(45,818,902)
13,374,471	10,679,487	33,524,014	(8,821,443)	20,949,062	22,102,488

1,119,022	4,873,757	296,525	483,915	521,410	954,437
97,074	109,108	296,343	8,341	543,479	565,904
(923,133)	(5,789,919)	(130,141)	(558,623)	(516,527)	(2,140,286)
292,963	(807,054)	462,727	(66,367)	548,362	(619,945)
5,401,365	(8,200,890)	50,952,942	(28,813,003)	11,417,719	(26,961,027)
(8,126,319)	51,926,464	41,375,572	62,188,102	(18,339,913)	119,038,007

641,734,793	589,808,329	577,457,091	515,268,989	1,867,590,561	1,748,552,554
$633,608,474	$641,734,793	$618,832,663	$577,457,091	$1,849,250,648	$1,867,590,561
$(541,751)	$—	$(2,300,811)	$1,961,440	$93,322	$4,376,571

Statements of Changes in Net Assets

FIRST INVESTORS EQUITY FUNDS

	COVERED CALL STRATEGY
	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017
Shares Issued and Redeemed
Class A:
Sold	4,497,252	11,272,774
Issued for distributions reinvested	76,637	135,329
Redeemed	(1,207,160)	(1,151,656)
Net increase (decrease) in Class A shares outstanding	3,366,729	10,256,447

Class B:
Sold	N/A	N/A
Issued for distributions reinvested	N/A	N/A
Redeemed	N/A	N/A
Net decrease in Class B shares outstanding	N/A	N/A

Advisor Class
Sold	4,972,563	7,060,934
Issued for distributions reinvested	67,978	109,184
Redeemed	(897,451)	(1,152,999)
Net increase (decrease) in Advisor Class shares outstanding	4,143,090	6,017,119

Institutional Class:
Sold	363,281	274,157
Issued for distributions reinvested	3,056	2,423
Redeemed	(806,079)	(27,013)
Net increase (decrease) in Institutional Class shares outstanding	(439,742)	249,567

See notes to financial statements

EQUITY INCOME		GLOBAL		GROWTH & INCOME
10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017

2,198,350	5,839,599	1,972,786	3,825,654	2,400,350	6,090,140
2,068,203	2,010,968	3,469,229	68,944	3,310,003	3,713,906
(4,975,843)	(9,559,888)	(3,344,453)	(6,357,116)	(6,047,106)	(11,744,645)
(709,290)	(1,709,321)	2,097,562	(2,462,518)	(336,753)	(1,940,599)

9,332	39,050	20,255	42,603	26,455	61,214
9,833	9,780	36,529	104	27,487	35,415
(52,699)	(123,729)	(69,258)	(159,084)	(122,690)	(288,223)
(33,534)	(74,899)	(12,474)	(116,377)	(68,748)	(191,594)

1,582,432	2,551,165	4,062,637	7,098,039	1,238,015	2,680,319
232,692	229,751	1,711,186	58,764	336,354	367,930
(589,457)	(1,735,500)	(1,939,854)	(8,060,119)	(699,695)	(2,050,426)
1,225,667	1,045,416	3,833,969	(903,316)	874,674	997,823

103,023	506,702	32,974	59,751	21,614	43,161
8,944	10,632	34,458	1,117	22,766	26,082
(88,624)	(563,132)	(14,445)	(70,450)	(21,429)	(96,837)
23,343	(45,798)	52,987	(9,582)	22,951	(27,594)

Statements of Changes in Net Assets

FIRST INVESTORS EQUITY FUNDS

	HEDGED U.S. EQUITY OPPORTUNITIES
	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$(53,294)	$(36,121)
Net realized gain (loss) on investments, options and futures contracts, and foreign currency transactions	635,692	(1,621,396)
Net unrealized appreciation (depreciation) of investments, options and futures contracts, and foreign currency transactions	2,657,034	7,333,832
Net increase (decrease) in net assets resulting from operations	3,239,432	5,676,315

Distribution to Shareholders
Net investment income-Class A	—	—
Net investment income-Class B	N/A	N/A
Net investment income-Advisor Class	—	(6,858)
Net investment income-Institutional Class	—	(21)
Net realized gains-Class A	—	—
Net realized gains-Class B	N/A	N/A
Net realized gains-Advisor Class	—	—
Net realized gains-Institutional Class	—	—
Total distributions	—	(6.879)

Share Transactions
Class A:
Proceeds from shares sold	10,576,814	35,240,953
Reinvestment of distributions	—	—
Cost of shares redeemed	(4,079,172)	(3,201,304)
	6,497,642	32,039,649
Class B:
Proceeds from shares sold	N/A	N/A
Reinvestment of distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
	N/A	N/A
Advisor Class:
Proceeds from shares sold	8,107,265	15,554,353
Reinvestment of distributions	—	6,857
Cost of shares redeemed	(6,637,019)	(9,051,079)
	1,470,246	6,510,131
Institutional Class:
Proceeds from shares sold	99,345	387,153
Reinvestment of distributions	—	22
Cost of shares redeemed	(188,344)	(39,925)
	(88,999)	347,250
Net increase from share transactions	7,878,889	38,897,030
Net increase in net assets	11,118,321	44,566,466

Net Assets
Beginning of year	78,469,756	33,903,290
End of year+	$89,588,077	$78,469,756
+Includes undistributed net investment income (deficit) of	$(105,025)	$(51,731)

*	From December 1, 2016 (commencement of operations) to September 30, 2017.

See notes to financial statements

INTERNATIONAL		LONG SHORT		OPPORTUNITY
10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	12/1/2016 to 9/30/2017*	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017

$(712,771)	$915,117	$(401,383)	$(369,475)	$1,250,405	$2,998,302
11,229,438	18,653,171	(1,166,261)	(1,552,452)	41,397,701	58,838,680
(2,440,139)	26,399,299	666,700	2,534,539	(17,271,509)	99,884,040
8,076,528	45,967,587	(900,944)	612,612	25,376,597	161,721,022

(275,588)	(1,018,350)	—	—	(2,804,178)	(5,116,339)
—	(5,219)	N/A	N/A	(14,369)	(47,551)
(239,073)	(498,093)	—	—	(288,632)	(497,612)
(7,737)	(15,915)	—	—	(22,342)	(34,340)
—	—	—	—	(56,621,327)	(31,438,505)
—	—	N/A	N/A	(518,174)	(364,203)
—	—	—	—	(4,684,317)	(2,762,934)
—	—	—	—	(323,573)	(178,958)
(522,398)	(1,537,577)	—	—	(65,276,912)	(40,440,442)

29,798,885	33,297,820	4,161,761	10,941,882	55,148,671	117,186,485
273,396	1,009,767	—	—	59,060,707	36,264,899
(19,143,174)	(34,179,761)	(1,472,166)	(400,013)	(78,107,156)	(141,149,197)
10,929,107	127,826	2,689,595	10,541,869	36,102,222	12,302,187

90,112	226,279	N/A	N/A	302,961	723,577
—	5,219	N/A	N/A	530,291	407,984
(237,858)	(541,783)	N/A	N/A	(1,287,584)	(2,946,112)
(147,746)	(310,285)	N/A	N/A	(454,332)	(1,814,551)

25,378,954	35,045,544	10,013,058	40,714,739	14,173,575	27,637,225
222,902	494,244	—	—	4,553,410	3,240,840
(9,324,202)	(20,173,738)	(6,891,011)	(1,132,783)	(7,339,925)	(32,403,469)
16,277,654	15,366,050	3,122,047	39,581,956	11,387,060	(1,525,404)

536,974	677,943	55,714	166,014	577,964	917,940
7,737	15,915	—	—	345,915	213,296
(349,022)	(496,317)	(110,156)	—	(538,213)	(1,078,669)
195,689	197,541	(54,442)	166,014	385,666	52,567
27,254,704	15,381,132	5,757,200	50,289,839	47,420,616	9,014,799
34,808,834	59,811,142	4,856,256	50,902,451	7,520,301	130,295,379

354,842,920	295,031,778	50,902,451	—	1,097,626,103	967,330,724
$389,651,754	$354,842,920	$55,758,707	$50,902,451	$1,105,146,404	$1,097,626,103
$(712,815)	$522,354	$(401,383)	$—	$544,614	$2,423,730

Statements of Changes in Net Assets

FIRST INVESTORS EQUITY FUNDS

	HEDGED U.S. EQUITY OPPORTUNITIES
	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017

Shares Issued and Redeemed
Class A:
Sold	948,686	3,477,221
Issued for distributions reinvested	—	—
Redeemed	(364,078)	(306,330)
Net increase (decrease) in Class A shares outstanding	584,608	3,170,891

Class B:
Sold	N/A	N/A
Issued for distributions reinvested	N/A	N/A
Redeemed	N/A	N/A
Net decrease in Class B shares outstanding	N/A	N/A

Advisor Class:
Sold	723,262	1,514,819
Issued for distributions reinvested	—	687
Redeemed	(589,938)	(866,689)
Net increase (decrease) in Advisor Class shares outstanding	133,324	648,817

Institutional Class:
Sold	8,874	37,331
Issued for distributions reinvested	—	2
Redeemed	(16,661)	(3,742)
Net increase (decrease) in Institutional Class shares outstanding	(7,787)	33,591

*	From December 1, 2016 (commencement of operations) to September 30, 2017.

See notes to financial statements

INTERNATIONAL		LONG SHORT		OPPORTUNITY
10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	12/1/2016 to 9/30/2017*	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017

1,835,582	2,349,634	395,913	1,063,585	1,309,415	3,018,607
16,773	81,828	—	—	1,413,612	972,249
(1,178,946)	(2,465,649)	(140,986)	(38,505)	(1,856,434)	(3,647,153)
673,409	(34,187)	254,927	1,025,080	866,593	343,703

5,983	16,786	N/A	N/A	9,272	23,735
—	451	N/A	N/A	16,499	13,901
(15,883)	(41,880)	N/A	N/A	(39,457)	(96,871)
(9,900)	(24,643)	N/A	N/A	(13,686)	(59,235)

1,540,789	2,454,155	951,159	3,935,899	331,044	701,161
13,468	39,571	—	—	107,063	85,668
(564,179)	(1,377,242)	(664,868)	(108,648)	(170,052)	(809,965)
990,078	1,116,484	286,291	3,827,251	268,055	(23,136)

32,292	47,081	5,340	16,325	13,502	23,312
466	1,272	—	—	8,149	5,652
(20,845)	(37,030)	(10,658)	—	(12,468)	(27,264)
11,913	11,323	(5,318)	16,325	9,183	1,700

Statements of Changes in Net Assets

FIRST INVESTORS EQUITY FUNDS

	REAL ESTATE
	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017
Increase (Decrease) in Net Assets From Operations
Net investment income	$1,486,659	$1,932,240
Net realized gain (loss) on investments	(876,166)	877,331
Net unrealized appreciation (depreciation) of investments	(4,880,648)	(8,194,394)
Net increase (decrease) in net assets resulting from operations	(4,270,155)	(5,384,823)

Distributions to Shareholders
Net investment income-Class A	(470,169)	(476,967)
Net investment income-Class B	N/A	N/A
Net investment income-Advisor Class	(1,113,393)	(1,184,480)
Net investment income-Institutional Class	(7,077)	(9,862)
Net realized gains-Class A	(293,621)	(483,384)
Net realized gains-Class B	N/A	N/A
Net realized gains-Advisor Class	(563,523)	(846,808)
Net realized gains-Institutional Class	(3,873)	(6,438)
Total distributions	(2,451,656)	(3,007,939)

Share Transactions
Class A:
Proceeds from shares sold	3,628,953	20,509,861
Reinvestment of distributions	745,573	932,353
Cost of shares redeemed	(4,852,508)	(5,378,540)
	(477,982)	16,063,674
Class B:
Proceeds from shares sold	N/A	N/A
Reinvestment of distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
	N/A	N/A
Advisor Class:
Proceeds from shares sold	19,269,866	32,609,296
Reinvestment of distributions	1,500,059	2,023,957
Cost of shares redeemed	(8,368,850)	(6,988,569)
	12,401,075	27,644,684
Institutional Class:
Proceeds from shares sold	102,398	347,100
Reinvestment of distributions	10,950	16,299
Cost of shares redeemed	(187,051)	(361,956)
	(73,703)	1,443
Net increase (decrease) from share transactions	11,849,390	43,709,801
Net increase (decrease) in net assets	5,127,579	35,317,039

Net Assets
Beginning of year	118,908,586	83,591,547
End of year+	$124,036,165	$118,908,586
+Includes undistributed net investment income (deficit) of	$576,849	$680,829

See notes to financial statements

SELECT GROWTH		SPECIAL SITUATIONS		TOTAL RETURN
10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017

$63,974	$311,436	$62,385	$229,155	$6,291,703	$11,119,121
2,065,357	53,073,004	61,378,034	17,392,867	18,592,484	20,432,642
40,804,682	52,198,026	(47,636,259)	92,338,759	(12,459,801)	38,301,406
42,934,013	105,582,466	13,804,160	109,960,781	12,424,386	69,853,169

(239,159)	(980,941)	(223,805)	(2,826,286)	(7,185,594)	(14,323,503)
—	(4,818)	—	(19,506)	(31,366)	(63,441)
(130,189)	(256,691)	(152,568)	(407,771)	(9,724)	(20,752)
(8,316)	(14,719)	(12,819)	(49,172)	(346,272)	(628,895)
(39,548,693)	(50,530,233)	(15,226,717)	(4,182,726)	(15,297,108)	(13,217,287)
(318,093)	(489,800)	(105,510)	(36,300)	(119,932)	(120,124)
(7,349,893)	(9,424,580)	(3,496,476)	(543,887)	(17,418)	(16,705)
(445,150)	(515,355)	(235,100)	(63,359)	(575,977)	(511,002)
(48,039,493)	(62,217,137)	(19,452,995)	(8,129,007)	(23,583,391)	(28,901,709)

39,832,656	47,219,387	36,109,389	59,202,042	39,384,918	92,125,136
39,481,516	51,034,443	15,336,562	6,946,846	22,231,945	27,179,030
(38,921,784)	(62,537,793)	(42,560,427)	(74,959,984)	(75,501,776)	(126,717,199)
40,392,388	35,716,037	8,885,524	(8,811,096)	(13,884,913)	(7,413,033)

133,291	273,477	123,091	342,733	278,939	617,192
310,573	483,108	105,121	55,728	150,974	181,959
(515,238)	(1,142,221)	(510,302)	(1,111,237)	(958,957)	(1,954,537)
(71,374)	(385,636)	(282,090)	(712,776)	(529,044)	(1,155,386)

18,296,924	25,744,123	31,963,266	60,722,551	78,543	502,073
7,092,254	9,596,890	3,459,240	948,283	23,888	32,818
(9,120,898)	(27,553,052)	(9,265,731)	(14,035,967)	(144,015)	(802,922)
16,268,280	7,787,961	26,156,775	47,634,867	(41,584)	(268,031)

1,052,362	895,148	655,655	1,184,681	219,387	447,742
453,466	530,075	247,919	112,531	922,249	1,139,897
(279,645)	(835,332)	(576,068)	(848,107)	(929,533)	(2,149,845)
1,226,183	589,891	327,506	449,105	212,103	(562,206)
57,815,477	43,708,253	35,087,715	38,560,100	(14,243,438)	(9,398,656)
52,709,997	87,073,582	29,438,880	140,391,874	(25,402,443)	31,552,804

534,249,483	447,175,901	682,485,509	542,093,635	918,790,851	887,238,047
$586,959,480	$534,249,483	$711,924,389	$682,485,509	$893,388,408	$918,790,851
$(101,112)	$212,578	$(256,733)	$70,074	$(6,999,726)	$(5,718,473)

Statements of Changes in Net Assets

FIRST INVESTORS EQUITY FUNDS

	REAL ESTATE
	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017
Shares Issued and Redeemed
Class A:
Sold	392,653	2,145,744
Reinvestment of distributions	80,518	98,721
Redeemed	(533,994)	(564,924)
Net increase (decrease) in Class A shares outstanding	(60,823)	1,679,541

Class B:
Sold	N/A	N/A
Reinvestment of distributions	N/A	N/A
Redeemed	N/A	N/A
Net decrease in Class B shares outstanding	N/A	N/A

Advisor Class:
Sold	2,105,999	3,422,585
Reinvestment of distributions	163,248	213,906
Redeemed	(890,427)	(728,074)
Net increase (decrease) in Advisor Class shares outstanding	1,378,820	2,908,417

Institutional Class:
Sold	11,234	36,276
Reinvestment of distributions	1,182	1,725
Redeemed	(20,612)	(38,418)
Net increase (decrease) in Institutional Class shares outstanding	(8,196)	(417)

See notes to financial statements

SELECT GROWTH		SPECIAL SITUATIONS		TOTAL RETURN
10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017	10/1/2017 to 3/31/2018	10/1/2016 to 9/30/2017

3,201,600	4,294,908	1,134,722	2,073,735	1,947,048	4,792,452
3,292,870	5,154,994	478,221	248,456	1,101,183	1,425,706
(3,118,682)	(5,689,031)	(1,335,807)	(2,636,533)	(3,733,840)	(6,585,924)
3,375,788	3,760,871	277,136	(314,342)	(685,609)	(367,766)

12,791	29,073	5,165	15,897	14,089	32,703
31,213	57,376	4,378	2,619	7,582	9,767
(49,919)	(121,992)	(21,230)	(51,787)	(48,453)	(103,501)
(5,915)	(35,543)	(11,687)	(33,271)	(26,782)	(61,031)

1,444,135	2,306,144	993,207	2,064,158	3,892	25,816
581,332	957,774	106,833	33,687	1,178	1,714
(712,738)	(2,480,897)	(286,569)	(487,241)	(7,010)	(41,389)
1,312,729	783,021	813,471	1,610,604	(1,940)	(13,859)

82,662	81,566	20,281	40,888	10,756	23,175
36,987	52,639	7,610	3,976	45,349	59,362
(21,930)	(74,392)	(17,786)	(29,155)	(45,722)	(109,856)
97,719	59,813	10,105	15,709	10,383	(27,319)

Statement of Cash Flows

LONG SHORT FUND

For the period October 1, 2017 through March 31, 2018

Increase/decrease in cash
Cash flows from operating activities:
Net decrease in assets from operations	$(900,944)

Adjustments to reconcile net increase in net assets from opertions to net cash used in operating activities:
Purchases of investment securities	(47,244,443)
Proceeds from sale of investment securities	50,349,511
Proceeds from short sales	32,332,613
Closed short transactions	(41,042,302)
Decrease in cash deposited with broker for securities sold short	8,679,217
Increase in receivables for securities sold	(761,650)
Decrease in dividends receivable	3,148
Decrease in interest receivable	7,723
Decrease in fund shares sold	41,700
Increase in other assets	(1,394)
Increase in payables for securities purchased	833,990
Decrease in dividends on securities sold short payable	27,295
Increase in fund shares redeemed	63,867
Increase in accrued advisory fees	70,530
Decrease in accrued expenses	(7,918)
Net realized (gain) loss on investments	1,166,261
Net change in unrealized (appreciation) depreciation on securities	(666,700)
Net cash provided by operating activities	2,950,504

Cash flows from financing activities:
Proceeds from sale of shares	14,230,533
Redemption of shares	(8,473,333)
Net cash provided by financing activities	5,757,200
Net increase in cash	8,707,704

Cash:
Beginning balance	7,229,040
Ending balance	$15,936,744

See notes to financial statements

Notes to Financial Statements

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

1. Significant Accounting Policies— First Investors Income Funds (“Income Funds”) and First Investors Equity Funds (“Equity Funds”), each a Delaware statutory trust (each a “Trust”, collectively, “the Trusts”), are registered under the Investment Company Act of 1940 (the “1940 Act”) as open-end management investment companies and operate as series funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standard Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.The Income Funds issue shares of beneficial interest in the Balanced Income Fund, Floating Rate Fund, Fund For Income, Government Fund, Government Cash Management Fund, International Opportunities Bond Fund, Investment Grade Fund, Limited Duration Bond Fund and Strategic Income Fund. All of the Income Funds are diversified funds except International Opportunities Bond Fund which is a non-diversified fund. The Equity Funds issue shares of beneficial interest in the Covered Call Strategy Fund, Equity Income Fund, Global Fund, Growth & Income Fund, Hedged U.S. Equity Opportunities Fund, International Fund, Long Short Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund (each a “Fund”, collectively, “the Funds”). All of the Equity Funds are diversified funds, except Long Short Fund and Real Estate Fund which are non-diversified funds. The Trusts account separately for the assets, liabilities and operations of each Fund. The objective of each Fund as of March 31, 2018, is as follows:

Balanced Income Fund seeks income as its primary objective and has a secondary objective of capital appreciation.

Floating Rate Fund seeks a high level of current income.

Fund For Income seeks high current income.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Government Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

International Opportunities Bond Fund seeks total return consisting of income and capital appreciation.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.

Limited Duration Bond Fund seeks current income consistent with low volatility of principal.

Strategic Income Fund seeks a high level of current income.

Covered Call Strategy Fund seeks long-term capital appreciation.

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

Equity Income Fund seeks total return.

Global Fund seeks long-term capital growth.

Growth & Income Fund seeks long-term growth of capital and current income.

Hedged U.S. Equity Opportunities Fund seeks total return and, secondarily, capital appreciation.

International Fund primarily seeks long-term capital growth.

Long Short Fund seeks capital appreciation.

Opportunity Fund seeks long-term capital growth.

Real Estate Fund seeks total return.

Select Growth Fund seeks long-term growth of capital.

Special Situations Fund seeks long-term growth of capital.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (the “Board”). Other securities may also be priced based upon valuations that are provided by pricing services approved by the Board. The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining evaluated prices. The net asset value of the Strategic Income Fund is derived from the net asset values of the underlying Funds in which it invests.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable, or do not appear to effect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At March 31, 2018, the Investment Grade Fund held one security that was fair valued at a value of $2,700,000, representing 0.4% of the Fund’s net assets and Hedged U.S. Equity Opportunities Fund held one security that was fair valued at a value of $57,393, representing 0.1% of the Fund’s net assets.

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the fund’s investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities and options and futures contracts traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

traded and valuation adjustments are not applied. The underlying Funds in which Strategic Income Fund invests are also categorized in Level 1. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates and loan participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized in Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of March 31, 2018, for each Fund’s investments is included following each Fund’s portfolio of investments.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At September 30, 2017, capital loss carryovers were as follows:

		Year Capital Loss Carryforwards Expire		Capital Loss Carryovers Not Subject to Expiration
Fund	Total	2018	2019	Long Term	Short Term
Floating Rate	$3,919,125	$—	$—	$3,201,056	$718,069
Fund For Income	149,609,253	110,622,886	—	34,750,808	4,235,559
Government	18,571,459	—	40,595	—	18,530,864
International Opportunities Bond	4,401,046	—	—	6,764	4,394,282
Investment Grade	4,244,754	—	—	4,244,754	—
Limited Duration Bond	2,169,228	—	—	1,213,489	955,739
Strategic Income	2,225,804	—	—	2,167,668	58,136
Hedged U.S. Equity Opportunities	1,874,861	—	—	1,769,414	105,447
International	13,051,390	10,860,148	2,191,242	—	—
Long Short	1,404,177	—	—	—	1,404,177

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act of 2010”), losses incurred in fiscal year 2010 and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 – 2017, or expected to be taken in the Funds’ 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of Balanced Income Fund, Floating Rate Fund, Fund For Income, Government Fund, Investment Grade Fund, Limited Duration Bond Fund, and Strategic Income Fund are generally declared daily and paid monthly. The Government Cash Management Fund declares distributions, if any, daily and pays distributions monthly, from the total of net investment income plus or minus all realized short-term gains and losses on investments. Prior to March 31, 2016, dividends from net investment income of International Opportunities Bond Fund were generally declared daily and paid monthly. Effective April 1, 2016, dividends from net investment income, if any, of International Opportunities Bond Fund are declared and paid quarterly. Dividends from net investment income, if any, of Covered Call Strategy Fund, Equity Income Fund, Growth & Income Fund, Real Estate Fund and Total Return Fund are declared and paid quarterly. Dividends from net investment income, if any, of Global Fund, Hedged U.S. Equity Opportunities Fund, International Fund, Long Short Fund, Opportunity Fund, Select Growth Fund and Special Situations Fund are declared and paid annually. Distributions from net realized capital gains, if any, of each of the Funds are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, late loss deferrals, net operating losses and foreign currency transactions.

D. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trusts are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

F. Foreign Currency Translations—The accounting records of all of the Funds are maintained in U.S. dollars, including those Funds that invest in foreign securities. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of foreign investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

International Opportunities Bond Fund, Global Fund, Hedged U.S. Equity Opportunities Fund and International Fund do not isolate that portion of gains and losses on foreign investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost of securities is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Bank of New York Mellon serves as custodian for the Funds and may provide credits against custodian charges based on uninvested cash balance of the Funds. For the period ended March 31, 2018, the Income Funds and Equity Funds received credits in the amount of $30,380 and $69,050, respectively. Certain of the Income and Equity Funds reduced expenses through brokerage service arrangements. For the period ended March 31, 2018, expenses were reduced by a total of $155 for certain of the Income Funds and $17,621 for certain of the Equity Funds under these arrangements.

2. Security Transactions—For the period ended March 31, 2018, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term securities and foreign currencies) were as follows:

	Securities		Long-Term U.S. Government Obligations
Fund	Cost of Purchases	Proceeds of Sales	Cost of Purchases	Proceeds of Sales
Balanced Income	$16,749,416	$7,605,075	$—	$—
Floating Rate	66,541,944	49,420,378	—	—
Fund For Income	260,253,715	285,187,915	—	—
Government	43,555,223	50,986,706	19,118,431	15,361,902
International Opportunities Bond	43,539,920	34,304,368	5,219,099	9,688,023
Investment Grade	188,757,441	170,586,776	—	—
Limited Duration Bond	28,683,979	39,693,779	985,273	7,178,025
Strategic Income	46,260,164	48,859,622	—	—
Covered Call Strategy	253,699,472	189,909,768	—	—
Equity Income	56,070,178	80,363,351	—	—
Global	236,117,876	227,834,053	—	—
Growth & Income.	184,736,423	259,850,597	—	—
Hedged U.S. Equity Opportunities	44,823,259	35,365,877	—	—
International	86,581,395	59,320,708	—	—
Long Short	47,244,443	50,349,511	—	—
Opportunity	170,816,182	168,649,891	—	—
Real Estate	18,335,085	7,810,368	—	—
Select Growth .	59,253,513	59,189,469	—	—
Special Situations	199,235,132	189,092,641	—	—
Total Return	174,581,916	155,684,350	5,461,973	18,633,268

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

At March 31, 2018, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

Fund	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Balanced Income	$51,845,144	$2,893,506	$1,795,499	$1,098,007
Floating Rate	206,943,294	1,882,378	761,180	1,121,198
Fund For Income	684,338,623	8,100,748	13,808,693	(5,707,945)
Government	266,268,502	821,885	7,242,002	(6,420,117)
International Opportunities Bond	156,084,624	3,413,117	9,479,212	(6,066,095)
Investment Grade	628,572,220	4,446,898	18,436,278	(13,989,380)
Limited Duration Bond	125,720,707	50,901	4,135,516	(4,084,615)
Strategic Income	164,391,740	57,220	6,350,072	(6,292,852)
Covered Call Strategy	333,479,036	37,728,547	10,154,212	27,574,335
Equity Income	429,420,522	208,900,624	7,510,703	201,389,921
Global	522,354,271	106,620,678	10,945,034	95,675,644
Growth & Income.	1,131,886,922	760,960,727	41,195,575	719,765,152
Hedged U.S. Equity Opportunities	78,080,915	10,502,231	1,727,689	8,774,542
International	290,499,435	102,012,846	5,275,824	96,737,022
Long Short	16,780,729	5,840,811	2,661,933	3,178,878
Opportunity	765,683,320	363,372,669	28,531,799	334,840,870
Real Estate	129,023,561	4,457,147	13,849,754	(9,392,607)
Select Growth	430,502,468	157,303,942	4,206,122	153,097,820
Special Situations	571,021,495	167,945,751	29,160,902	138,784,849
Total Return	693,521,652	214,929,613	22,261,122	192,668,491

The Strategic Income Fund may invest in Institutional Class shares of the Floating Rate Fund, Fund For Income, Government Fund, Government Cash Management Fund, International Opportunities Bond Fund, Investment Grade Fund, Limited Duration Bond Fund, Covered Call Strategy Fund, Equity Income Fund, Real Estate Fund, Tax Exempt Income Fund and Tax Exempt Opportunities Fund. During the period ended March 31, 2018, purchases and sales of shares, dividends, capital gain distributions received and realized gains (losses) recognized by Strategic Income Fund from investments in these Funds were as follows:

Fund	Balance of Shares Held 9/30/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2018	Value 3/31/2018	Dividend Income	Capital Gain Distributions	Realized Gain (Loss) on Security Transactions
Floating Rate	2,116,830	432,134	—	2,548,964	$24,673,974	$387,597	$—	$—
Fund For Income	24,252,191	249,884	(4,757,619)	19,744,456	48,571,361	1,571,531	—	8,309
Government	—	791,322	—	791,322	8,126,880	3,017	—	—
International Opportunities Bond	838,186	8,857	—	847,043	8,190,907	250,937	—	—
Investment Grade	2,513,571	447,365	(402,467)	2,558,469	23,998,440	439,106	—	(111,678)
Limited Duration Bond	4,292,273	630,102	(1,434,510)	3,487,865	32,367,384	485,560	—	(158,076)
Covered Call Strategy	446,068	339,053	(785,121)	—	—	16,757	—	365,604
Equity Income	—	74,784	(74,784)	—	—	—	—	(38,140)
Tax Exempt Income	—	1,060,486	(173,214)	887,272	8,171,774	70,345	—	(6,928)
Tax Exempt Opportunities	—	508,352	(508,352)	—	—	30,489	—	(73,155)
	34,459,119	4,542,339	(8,136,067)	30,865,391	$154,100,720	$3,255,339	$—	$(14,064)

The Strategic Income Fund operates as a fund of funds - also referred to as a multi-manager investment - an investment strategy in which a fund invests in other types of funds. This strategy invests in a portfolio that contains different underlying assets instead of investing directly in bonds, stocks and other types of securities.

The financial statements of each of the Funds in which Strategic Income Fund had investments during the period ended March 31, 2018 are included in this report except Tax Exempt Income Fund and Tax Exempt Opportunities Fund, whose most recent financial statements as of December 31, 2017 are available and can be viewed by visiting our website www.foresters.com, by calling 1-800-423-4026 or by writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005.

3. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trusts are officers of the Trusts’ investment adviser, FIMCO, their underwriter, Foresters Financial Services, Inc. (“FFS”) and their transfer agent, Foresters Investor Services, Inc. (“FIS”). Trustees of the Trusts who are not officers or directors of FIMCO or its affiliates are remunerated by the

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

Funds. For the period ended March 31, 2018, total trustees fees accrued by the Income Funds and Equity Funds amounted to $70,886 and $219,374, respectively.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the following rates:

Balanced Income Fund—.70% on the first $300 million of the Fund’s average daily net assets, .65% on the next $200 million, .60% on the next $500 million, .55% on the next $1 billion, declining by .05% on each $1 billion thereafter down to .45% on average daily net assets over $3 billion. For the period ended March 31, 2018, FIMCO has waived, pursuant to an expense limitation agreement, $84,123 in advisory fees and assumed $50 in other expenses to limit the Fund’s overall expense ratio (exclusive of certain expenses) to 1.15% on Class A shares, .82% on Advisor Class shares and .69% on Institutional Class shares.

Floating Rate Fund—.60% on the first $250 million of the Fund’s average daily net assets, .55% on the next $250 million, .50% on the next $500 million, .45% on the next $1 billion and .40% on average daily net assets over $2 billion. For the period ended March 31, 2018, FIMCO has waived, pursuant to an expense limitation agreement, $40,669 in advisory fees and assumed $15,842 in other expenses to limit the Fund’s overall expense ratio (exclusive of certain expenses) to 1.10% on Class A shares, .90% on Advisor Class shares and .70% on Institutional Class shares.

Fund For Income and International Opportunities Bond Fund—.75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the period ended March 31, 2018, FIMCO has voluntarily waived $76,967 in advisory fees on Fund For Income to limit the advisory fee to .70% of its average daily net assets.

Government and Investment Grade Funds—.66% on the first $500 million of each Fund’s average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. For the period ended March 31, 2018, FIMCO has voluntarily waived $208,811 in advisory fees on Government Fund to limit the advisory fee to .50% of its average daily net assets. For the period ended March 31, 2018, FIMCO has voluntarily waived $330,720 in advisory fees on Investment Grade Fund to limit the advisory fee to .55% of its average daily net assets.

Government Cash Management Fund—.50% of the Fund’s average daily net assets. For the period ended March 31, 2018, FIMCO has voluntarily waived $240,591 in advisory fees to limit the advisory fee on the Fund to .60% of the Fund’s net assets and assumed $72 of other Fund expenses to prevent a negative yield on the Fund’s shares.

Limited Duration Bond Fund—During the period October 1, 2017 through January 30, 2018, the rate was .66% on the first $500 million of each Fund’s average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion.

Effective January 31, 2018, the rate was changed to .41% on the first $500 million of the Fund’s average daily net assets, .39% on the next $500 million, .37% on the next $500 million and .35% on average daily net assets over $1.5 billion. During the period October 1, 2017 through January 30, 2018, FIMCO has waived, pursuant to an expense limitation agreement that expired on January 31, 2018, $66,967 in advisory fees and assumed $6,251 in other expenses to limit the Fund’s overall expense ratio (exclusive of certain expenses) to 1.05% on Class A shares, .75% on Advisor Class shares and .60% on Institutional Class shares. During the period March 14, 2018 through March 31, 2018, FIMCO has waived, pursuant to an expense limitation agreement $26,497 in advisory fees and $6,001 in other expenses to limit the Fund’s overall expense ratio (exclusive of certain expenses) to .79% on Class a shares, .51% on Advisor Class shares and .36% on Institutional Class shares.

Strategic Income Fund—.05% of the Fund’s average daily net assets.

Covered Call Strategy Fund—.80% on the first $300 million of each Fund’s average daily net assets, .75% on the next $200 million, .70% on the next $500 million, declining by .05% on each $1 billion thereafter, down to .55% on average daily net assets over $3 billion. For the period ended March 31, 2018, FIMCO has waived, pursuant to an expense limitation agreement $20,214 in advisory fees and assumed $395 in other expenses to limit the Covered Call Strategy Fund’s overall expense ratio (exclusive of certain expenses) to 1.30% on Class A shares, .97% on Advisor Class shares and .84% on Institutional Class shares.

Equity Income, Growth & Income, Opportunity, Real Estate and Select Growth Funds—.75% on the first $300 million of each Fund’s average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

Global Fund—.95% on the first $600 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion. For the period ended March 31, 2018, FIMCO has voluntarily waived $150,852 in advisory fees to limit the advisory fee to .90% of the Fund’s average daily net assets.

Hedged U.S. Equity Opportunities Fund—1.15% on the first $100 million of each Fund’s average daily net assets, 1.10% on the next $400 million, 1.05% on the next $500 million, declining by .05% on each $1 billion thereafter, down to .90% on average daily net assets over $3 billion. For the period ended March 31, 2018, FIMCO has waived, pursuant to an expense limitation agreement, $12,523 in advisory fees and assumed $173 in other expenses to limit the Hedged U.S. Equity Opportunities Fund’s overall expense ratio (exclusive of certain expenses) to 1.75% on Class A shares, 1.42% on Advisor Class shares and 1.31% on Institutional Class shares.

International Fund—.98% on the first $300 million of the Fund’s average daily net assets, .95% on the next $300 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion.

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

Long Short Fund—1.40% of the Fund’s average daily net assets. For the period ended March 31, 2018, FIMCO has waived, pursuant to an expense limitation agreement $34,379 in advisory fees and assumed $661 in other expenses to limit the Long Short Fund’s overall expense ratio (exclusive of certain expenses) to 1.95% on Class A shares, 1.67% on Advisor Class shares and 1.54% on Institutional Class shares.

Special Situations Fund—.90% on the first $200 million of the Fund’s average daily net assets, .75% on the next $300 million, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million and .64% on average daily net assets over $1.5 billion.

Total Return Fund—.75% on the first $300 million of the Fund’s average daily net assets, .70% on the next $200 million, .65% on the next $500 million, .60% on the next $1 billion, .55% on the next $1 billion, down to .50% on average daily net assets over $3 billion.

For the period ended March 31, 2018, total advisory fees accrued to FIMCO by the Income Funds and Equity Funds were $7,495,177 and $28,421,914, respectively, of which $1,026,390 and $219,197, respectively, was waived by FIMCO as noted above.

FIMCO has entered into an expense limitation agreement with the Balanced Income Fund (“BIF”) to limit BIF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.15% of the average daily net assets on Class A shares, .82% of the average daily net assets on Advisor Class shares and .69% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2019. For the period ended March 31, 2018, FIMCO assumed $84,173 under terms of the agreement. FIMCO and BIF have agreed that any expenses of BIF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by BIF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of BIF’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period October 1, 2015 (commencement of operations) through March 31, 2018, FIMCO assumed $421,569 under the terms of the agreement of which $176,568 expires on September 30, 2019, $160,828 expires on September 30, 2020 and $84,173 expires on September 30, 2021. The expense limitation agreement may be terminated or amended prior to January 31, 2019, with the approval of the Board.

FIMCO has entered into an expense limitation agreement with the Floating Rate Fund (“FRF”) to limit FRF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.10% of the average daily net assets on Class A shares, .90% of the average daily net assets on Advisor Class shares and .70% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2019. For the period ended March 31, 2018, FIMCO assumed $56,511, under the terms of the agreement. FIMCO and FRF have agreed that any expenses of FRF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by FRF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of FRF’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period October 21, 2013 (commencement of operations) through March 31, 2018, FIMCO assumed $771,516 under the terms of the agreement of which $223,534 expired on September 30, 2017, $198,431 expires on September 30, 2018, $161,613 expires on September 30, 2019, $131,427 expires on September 30, 2020 and $56,511 expires on September 30, 2021. The expense limitation agreement may be terminated or amended prior to January 31, 2019, with the approval of the Board.

FIMCO had entered into an expense limitation agreement with the International Opportunities Bond Fund (“IOBF”) to limit IOBF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.30% of the average daily net assets on Class A shares. The agreement expired on January 31, 2016. FIMCO and IOBF have agreed that any expenses of IOBF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by IOBF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of IOBF’s Class A shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period August 20, 2012 (commencement of operations) to January 31, 2016 (expiration of the expense limitation agreement), FIMCO assumed $684,479 under the terms of the agreement of which $278,248 expired on September 30, 2015, $228,243 expired on September 30, 2016, $94,746 expired on September 30, 2017, $62,359 expires on September 30, 2018, and $20,883 expires on September 30, 2019.

FIMCO has entered into an expense limitation agreement with the Limited Duration Bond Fund (“LDB”) on March 14, 2018, to limit LDB’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to .79% of the average daily net assets on Class A shares, .51% of the average daily net assets on Advisor Class shares and .36% of the average daily net assets on Institutional Class shares. The agreement expires on March 14, 2019. FIMCO and LDB have agreed that any expenses of LDB assumed by FIMCO pursuant to this agreement be repaid to FIMCO by LDB within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of LDB’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period March 14, 2018 to March 31, 2018, FIMCO assumed $32,498 under the terms of the agreement of which $32,498 expires on September 30, 2021. The expense limitation agreement may be terminated or amended prior to March 14, 2019, with

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

the approval of the Board. FIMCO had previously entered into an expense limitation agreement with LDB to limit LDB’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.05% of the average daily net assets on Class A shares, .75% of the average daily net assets on Advisor Class shares and .60% of the average daily net assets on Institutional Class shares. The agreement expired on January 31, 2018. FIMCO and LDB have agreed that any expenses of LDB assumed by FIMCO pursuant to this agreement be repaid to FIMCO by LDB within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of LDB’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period October 1, 2017 to January 31, 2018, FIMCO assumed $73,218 under the terms of the agreement. For the period May 19, 2014 (commencement of operations) to January 31, 2018 (expiration of the expense limitation agreement), FIMCO assumed $894,488 under the terms of the agreement of which $143,148 expired on September 30, 2017, $179,140 expires on September 30, 2018, $224,276 expires on September 30, 2019, $274,706 expires on September 30, 2020, and $73,218 expires on September 30, 2021.

FIMCO has entered into an expense limitation agreement with the Covered Call Strategy Fund (“CCS”) to limit CCS’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.30% of the average daily net assets on Class A shares, .97% of the average daily net assets on Advisor Class shares and .84% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2019. For the period ended March 31, 2018, FIMCO assumed $20,609 under the terms of the agreement. FIMCO and CCS have agreed that any expenses of CCS assumed by FIMCO pursuant to this agreement be repaid to FIMCO by CCS within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of CCS’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period April 1, 2016 (commencement of operations) through March 31, 2018, FIMCO assumed $289,051 under the terms of the agreement of which $130,501 expires on September 30, 2019, $137,941 expires on September 30, 2020 and $20,609 expires on September 30, 2021. The expense limitation agreement may be terminated or amended prior to January 31, 2019, with the approval of the Board.

FIMCO has entered into an expense limitation agreement with the Hedged U.S. Equity Opportunities Fund (“HUSEO”) to limit HUSEO’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.75% of the average daily net assets on Class A shares, 1.42% of the average daily net assets on Advisor Class shares and 1.31% of the average daily net assets on Institutional

Class shares. The agreement expires on January 31, 2019. For the period ended March 31, 2018, FIMCO assumed $12,696 under terms of the agreement. FIMCO and HUSEO have agreed that any expenses of HUSEO assumed by FIMCO pursuant to this agreement be repaid to FIMCO by HUSEO within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of HUSEO’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period August 1, 2016 (commencement of operations) through March 31, 2018, FIMCO assumed $286,782 under the terms of the agreement of which $59,255 expires on September 30, 2019, $214,831 expires on September 30, 2020 and $12,696 expires on September 30, 2021. The expense limitation agreement may be terminated or amended prior to January 31, 2019, with the approval of the Board.

FIMCO has entered into an expense limitation agreement with the Long Short Fund (“LSF”) to limit LSF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, including dividend and borrowing expenses, and extraordinary expenses, such as litigation expenses, if any) to 1.95% of the average daily net assets on Class A shares, 1.67% of the average daily net assets on Advisor Class shares and 1.54% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2019. For the period ended March 31, 2018, FIMCO assumed $35,040 under the terms of the agreement. FIMCO and LSF have agreed that any expenses of LSF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by LSF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of LSF’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period December 1, 2016 (commencement of operations) through March 31, 2018, FIMCO assumed $194,404 under the terms of the agreement of which $159,364 expires on September 30, 2020 and $35,040 expires on September 30, 2021. The expense limitation agreement may be terminated or amended prior to January 31, 2019, with the approval of the Board.

FIMCO had entered into an expense limitation agreement with the Real Estate Fund (“REIT”) to limit REIT’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.45% of the average daily net assets on the Class A shares, 1.12% of the average daily net assets on Advisor Class shares and 1.00% of the average daily net assets on Institutional Class shares. The agreement expired on January 31, 2018. For the period ended March 31, 2018, REIT repaid FIMCO $35,025, under the terms of the agreement. FIMCO and REIT have agreed that any expenses of REIT assumed by FIMCO pursuant to this agreement be repaid to FIMCO by REIT within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of REIT’s Class A shares, Advisor Class shares

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period April 6, 2015 (commencement of operations) through January 31, 2018 (expiration of the expense limitation agreement), FIMCO assumed $107,261 under the terms of the agreement of which $46,231 expires on September 30, 2018 and $61,030 expires on September 30, 2019.

For the period ended March 31, 2018, FFS, as underwriter, received from the Income Funds and Equity Funds $2,276,212 and $9,669,078, respectively, in commissions in connection with the sale of shares of the Funds, after allowing $39,437 and $161,970, respectively, to other dealers. For the period ended March 31, 2018, shareholder servicing costs for the Income Funds and Equity Funds included $1,632,740 and $4,477,227, respectively, in transfer agent fees accrued to FIS, of which FIS voluntarily waived $22,068 on the Government Cash Management Fund.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Government Cash Management Fund, is authorized to pay FFS a fee up to .30% (and for certain Funds, up to .25%) of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The Government Cash Management Fund is authorized to pay FFS a fee up to 1% of the average daily net assets of the Class B shares. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the period ended March 31, 2018, total distribution plan fees accrued to FFS by the Income Funds and Equity Funds amounted to $2,478,203 and $9,427,753, respectively.

Brandywine Global Investment Management, LLC, serves as investment subadviser to International Opportunities Bond Fund. Muzinich & Co., Inc., serves as investment subadviser to Floating Rate Fund and Fund For Income. Effective January 31, 2018, Muzinich & Co., Inc. serves as investment subadviser to Balanced Income, Investment Grade, Limited Duration Bond and Total Return Funds. Ziegler Capital Management, LLC serves as investment subadviser to Covered Call Strategy Fund. Wellington Management Company, LLP serves as investment subadviser to Global Fund and Hedged U.S. Equity Opportunities Fund. Vontobel Asset Management, Inc. serves as investment subadviser to International Fund. Lazard Asset Management, LLC serves as investment subadviser to Long Short Fund. Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, these 144A securities are deemed to be liquid. At March 31, 2018, the Balanced Income Fund held fifty-four 144A securities with an aggregate value of $2,410,828 representing 4.5% of the Fund’s net assets, Floating Rate Fund held twelve 144A securities with an aggregate value of $5,968,861 representing 2.9% of the Fund’s net assets, Fund For Income held one hundred ninety-seven 144A securities with an aggregate value of $345,812,324 representing 50.9% of the Fund’s net assets, Government Fund held one 144A security with a value of $4,628,713 representing 1.8% of the Fund’s net assets, International Opportunities Bond Fund held seven 144A securities with an aggregate value of $12,415,918 representing 8.1% of the Fund’s net assets, Investment Grade Fund held eighty-two 144A securities with an aggregate value of $82,406,239 representing 13.3% of the Fund’s net assets, Limited Duration Bond Fund held seventy-three 144A securities with an aggregate value of $23,503,103 representing 18.3% of the Fund’s net assets and Total Return Fund held seventy-one 144A securities with an aggregate value of $33,818,392 representing 3.8% of the Fund’s net assets. These securities are valued as set forth in Note 1A. Certain restricted securities are exempt from the registration requirements under Regulation S of the Securities Act of 1933 and may only be sold to qualified investors. Unless otherwise noted, these Regulation S securities are deemed to be liquid. At March 31, 2018, International Opportunities Bond Fund held two Regulation S securities with an aggregate value of $5,837,673 representing 3.8% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

5. Derivatives—Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or “derived from” – the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market (“OTC”). The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or a Fund’s subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is relatively illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

The following provides more information on specific types of derivatives and activity in the Funds.

Options Contracts—Some of the Funds may write covered call and put options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Some of the Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

The premium amount and the number of option contracts written or purchased by the Funds during the period ended March 31, 2018, were as follows:

	Covered Call Strategy		Equity Income		Hedged U.S. Equity Opportunities
	Call Options		Call Options		Call Options		Put Options
	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount
Options outstanding at September 30, 2017	(43,758)	$(6,258,541)	(210)	$(18,984)	108	$726,822	(95)	$(342,648)
Put options written	—	—	—	—	—	—	(80)	(351,002)
Put options purchased to cover	—	—	—	—	—	—	38	144,529
Put options written expirations	—	—	—	—	—	—	41	132,199
Put options purchased	—	—	—	—	80	616,765	—	—
Put options sold	—	—	—	—	(23)	(163,370)	—	—
Put options purchased expired	—	—	—	—	(54)	(305,345)	—	—
Call options written	(237,205)	(25,242,817)	(1,902)	(176,968)	—	—	—	—
Call options exercised	104	103,729	962	87,110	—	—	—	—
Call options purchased to cover	168,668	18,312,374	—	—	—	—	—	—
Call options expirations	59,278	4,981,383	1,150	108,842	—	—	—	—
Options outstanding at March 31, 2018	(52,913)	$(8,103,872)	—	$—	111	$874,872	(96)	$(416,922)

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

Derivative Investment Holdings Categorized by Risk Exposure – The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Funds’ derivative contracts by primary risk exposure as of March 31, 2018:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Value	Statement of Assets and Liabilities location	Value
Options Contracts:
Covered Call Strategy	N/A	N/A	Written options, at value	$4,961,596	Purchased Options, at value		N/A
Hedged U.S. Equity Opportunities	Purchased options, at value	$847,910	Written options, at value	$364,634	Purchased Options, at value	$	N/A

The following table sets forth the Funds’ realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended March 31, 2018:

Risk exposure category	Written options	Purchased options
Options contracts:
Covered Call Strategy	$(17,348,723)	N/A
Equity Income	$108,844	N/A
Hedged U.S. Equity Opportunities	$(203,063)	$—

The following table sets forth the Funds’ change in unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period ended March 31, 2018:

Risk exposure category	Covered Call Strategy	Equity Income	Hedged U.S. Equity Opportunities
Option contracts	$5,259,659	$(12,463)	$202,802

Futures Contracts—The Funds may enter into futures contracts including interest rate futures contracts and index futures, including futures on equity market indices and debt market indices. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds may use futures contracts to manage exposure to the stock market. Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations. Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, or a Fund’s subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s, or a Fund’s subadviser, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

The amount of realized gains (losses) on futures contracts recognized by the Funds in the accompanying Statement of Operations for the six months March 31, 2018 are summarized in the following table:

Statement of Operations
Futures Contracts	Realized Gain (Loss)
Balanced Income	$206,109
Hedged U.S. Equity Opportunities	$(1,838,816)

The following table summarizes the value of the Funds’ futures contracts held as of March 31, 2018, and the related location in the accompanying Statement of Operations.

Statement of Operations Location
Futures Contracts	Unrealized appreciation (depreciation) in value of investments
Balanced Income	$(103,867)
Hedged U.S. Equity Opportunities	$1,355,640

Short Sales—The Long Short Fund may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own but has borrowed in anticipation of a decline in the market price of the securities. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Short sales by the Fund involves certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The use of short sales may also involve counterparty risk and leverage risk. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund. The Fund designates collateral consisting of cash, U.S. Government securities or other liquid assets sufficient to collateralize the market value of short positions.

Proceeds from short sales are generally retained in cash accounts or invested in securities that are cash equivalents. With regard to securities borrowed as of March 31, 2018 pursuant to short sale arrangements, the Fund has a right to set off any assets held (including the borrowed securities) or obligations owed to the lender, in the event of the lender’s default, against any obligations owed by the lender to the Funds under any agreement or collateral document, including the collateral value of the Securities Loan Collateral, as that term is defined in the Securities Lending and Services Agreement between the Fund and the lender. At March 31, 2018, Long Short Fund had pledged $34,753,165 of securities and cash as collateral under such arrangement.

For the period ended March 31, 2018, the Long Short Fund received proceeds from securities sold short and paid funds for securities purchased to cover short positions in the amounts of $32,332,613 and $41,042,302, respectively.

Foreign Exchange Contracts—The International Opportunities Bond Fund, Global Fund and Hedged U.S. Equity Opportunities Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and a Fund may invest in them in order to hedge its currency exposure in bond positions or to gain currency exposure held by the Fund. A Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Funds’ assets. During the period, the Funds used currency forwards to hedge currency exposure from certain bonds as well as to gain currency exposure in certain countries.

Disclosures about Offsetting Assets and Liabilities—Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with an International Swaps and Derivatives Association, Inc. Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

The Funds’ Statement of Assets and Liabilities (“SOAL”) presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SOAL to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the SOAL and net amounts are presented below:

International Opportunities Bond

Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Presented in Statement of Assets and Liabilities	Financial Instruments*	Net Amount
Unrealized gain on foreign exchange contracts	BCI	$3,522	$(3,522)	$—
	CITI	69,653	(34,669)	34,984
	GS	—	—	—
	HSBC	126,137	(126,137)	—
	JPM	202,714	(36,140)	166,574
	MSD	72,085	—	72,085
	Total	$474,111	$(200,468)	$273,643
Unrealized loss on foreign exchange contracts	BCI	$(9,214)	$3,522	$(5,692)
	CITI	(34,669)	34,669	—
	GS	(62,099)	—	(62,099)
	HSBC	(451,798)	126,137	(325,661)
	JPM	(36,140)	36,140	—
	MSD	—	—	—
	Total	$(593,920)	$200,468	$(393,452)

Hedged U.S. Equity Opportunities

Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Presented in Statement of Assets and Liabilities	Financial Instruments*	Net Amount
Unrealized gain on foreign exchange contracts	ANZ	$494	$—	$494
	DMG	879	—	879
		$1,373	$—	$1,373

*

Amounts related to master netting arrangements (for example, ISDA) which have been determined by the Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accouting guidance.

Summary of abbreviations for counterparties appear at the end of the Portfolio of Investments for the respective Funds.

During the period ended March 31, 2018, the volume of derivative activity for the Funds based on average monthly market values for forward foreign currency contracts (to buy) and for forward foreign currency contracts (to sell) were as follows:

	Forward Foreign Currency Contracts
	(to Buy)	(to Sell)
International Opportunities Bond	$54,560,690	$17,664,478
Hedged U.S. Equity Opportunities	65,679	184,282

Fair Value of Derivative Instruments—The fair value of derivative instruments held by the Funds as of March 31, 2018, was as follows:

	Assets Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location		Statements of Assets and Liabilities Location
Foreign exchange and futures contracts:	Unrealized appreciation of foreign exchange contracts	Value	Unrealized depreciation of foreign exchange contracts	Value
International Opportunities Bond		$474,111		$593,920
Hedged U.S. Equity Opportunities		$886,064		$—

The effect of the Funds’ derivative instruments on the Statement of Operations are as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Net Realized Gain (Loss) on Foreign Exchange Transactions
Foreign exchange transactions:
International Opportunities Bond	$485,391
Global	$(16,196)
Hedged U.S. Equity Opportunities	$(4,343)
International	$(91,953)

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

Amount of Change in Unrealized Appreciation or Depreciation Recognized on Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Net Unrealized Appreciation (Depreciation) on Foreign Exchange Transactions
Foreign exchange transactions:
International Opportunities Bond	$(271,104)
Global	$17,537
Hedged U.S. Equity Opportunities	$(2,148)
International	$10,536

6. High Yield Credit Risk—The investments of Floating Rate Fund and Fund For Income in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

7. Capital—The Trusts are authorized to issue an unlimited number of shares of beneficial interest without par value. The Trusts consist of the Funds listed on the cover page, each of which is a separate and distinct series of the Trusts. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”) except for Government Cash Management Fund which has designated only Class A, Class B and Institutional Class shares, Strategic Income Fund which has designated only Class A and Advisor Class shares and Balanced Income Fund, Floating Rate Fund, International Opportunities Bond Fund, Limited Duration Bond Fund, Covered Call Strategy Fund, Hedged U.S. Equity Opportunities Fund, Long Short Fund and Real Estate Fund which have designated only Class A, Advisor Class and Institutional Class shares. Advisor Class and Institutional Class shares became available for sale to the public, for those Funds in existence at the time, in May 2013 and October 2013, respectively. Not all classes of shares of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Board and a Class may have exclusive voting rights with respect to matters affecting only that Class. Government Cash Management Fund’s Class A, Class B and Institutional Class shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FFS as underwriter of the Trusts. The shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 4% for the First Investors Income Funds, except for Floating

Rate Fund and Limited Duration Bond Fund which have an initial sales charge of up to 2.5% (effective June 12, 2017, the maximum sales charge on Class A shares was changed from 5.75% to 4% on the Income Funds, except for Floating Rate Fund and Limited Duration Bond Fund which was changed to 2.5%) and 5.75% for the First Investors Equity Funds and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and shareholder servicing costs) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

8. Litigation—The Blue Chip and Equity Income Funds have been named, and have received notice that they may be putative members of the proposed defendant class of shareholders, in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of Tribune Company (the “Committee”). The Committee is seeking to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company (“LBO”), including payments made in connection with a 2007 tender offer into which the Blue Chip and Equity Income Funds tendered their shares of common stock of the Tribune Company. On December 9, 2011, the Blue Chip Fund was reorganized into the Growth & Income Fund pursuant to a Plan of Reorganization and Termination, whereby all of the assets of the Blue Chip Fund were transferred to the Growth & Income Fund, the Growth & Income Fund assumed all of the liabilities of the Blue Chip Fund, including any contingent liabilities with respect to pending or threatened litigation or actions, and shareholders of Blue Chip Fund became shareholders of Growth & Income Fund. The adversary proceeding brought by the Committee has been transferred to the Southern District of New York and administratively consolidated with other similar suits as discussed below. In addition, on June 2, 2011, the Blue Chip and Equity Income Funds were named as defendants in a lawsuit brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Bondholder Plaintiffs”) in the Supreme Court of the State of New York. The Blue Chip and Equity Income Funds have also been named in a similar suit filed on behalf of participants in Tribune defined-compensation plans (the “Retiree Plaintiffs”). As with the Bondholder Plaintiffs and the Committee, the Retiree Plaintiffs seek to recover payments of the proceeds of the LBO. (All of these suits have been removed to the United States District Court for the Southern District of New York and administratively consolidated with other substantially similar suits against other former Tribune shareholders (the “MDL Proceeding”)). On September 23, 2013, the Judge in the MDL Proceeding dismissed various state law constructive fraudulent transfer suits, resulting in the Funds being dismissed from the Bondholder and Retiree Plaintiffs’ actions. On

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

September 30, 2013, counsel for the plaintiffs in those suits appealed the MDL Judge’s dismissal ruling to the Second Circuit. On March 24, 2016, the Second Circuit Court of Appeals affirmed the MDL Judge’s dismissal of the various state law constructive fraudulent transfer suits. In September 2016, the Bondholder and Retiree Plaintiffs petitioned the U.S. Supreme Court to review the Second Circuit’s decision. The Supreme Court has not yet ruled on that request. On January 9, 2017, the Tribune MDL judge granted the defendants’ motion to dismiss the Committee lawsuit alleging a single claim for intentional fraudulent transfer. An appeal of that decision to the Second Circuit is expected, but has not yet been made. The extent of the Funds’ potential liability in any such actions has not been determined. The Funds have been advised by counsel that the Funds could be held liable to return all or part of the proceeds received in any of these actions, as well as interest and court costs, even though the Funds had no knowledge of, or participation in, any misconduct. The Equity Income Fund received proceeds of $1,526,566 in connection with the LBO, representing 0.24% of its net assets as of March 31, 2018. The Blue Chip Fund received proceeds of $790,772 in connection with the LBO, representing 0.04% of the net assets of Growth & Income Fund as of March 31, 2018. The Equity Income and Growth & Income Funds cannot predict the outcomes of these proceedings, and thus have not accrued any of the amounts sought in the various actions in the accompanying financial statements.

9. Name Change—Effective January 31, 2018, the First Investors Limited Duration High Quality Bond Fund changed its name to First Investors Limited Duration Bond Fund. The purpose of the name change is to reflect some changes to the Fund’s investment strategies.

10. New Fund—On February 22, 2018, the Board approved the establishment of a new series of the First Investors Equity Funds, First Investors Premium Income Fund (the “Premium Income Fund”). The Fund is registered under the Investment Company Act of 1940 as a diversified fund and is authorized to issue an unlimited number of shares of beneficial interest of Class A, Advisor Class and Institutional Class. The primary investment objective of the Fund is to generate income. The Fund commenced operations on April 2, 2018.

11. Reorganizations of Government Fund into Limited Duration Bond Fund and Balanced Income Fund into Total Return Fund—On April 19, 2018: (a) the Board of Trustees (the “Board”) of First Investors Income Funds (the “Income Trust”) approved a Plan of Reorganization and Termination (the “Plan”) pursuant to which First Investors Government Fund (“Government Fund”), a series of the Income Trust, would be reorganized into First Investors Limited Duration Bond Fund (“Limited Duration Bond Fund”), also a series of the Income Trust; and (b) the Board of the Income Trust and the Board of First Investors Equity Funds (the “Equity Trust”) approved an Agreement and Plan of Reorganization and Termination (the “Agreement”) pursuant to which First Investors Balanced Income Fund (“Balanced Income Fund”), a series of the Income Trust, would be reorganized into First Investors Total Return Fund (“Total Return Fund”), a series of the Equity Trust. Each of these transactions is referred to as a Reorganization.

Reorganization of Government Fund into Limited Duration Bond Fund

Pursuant to the Plan, (a) Class A, Advisor Class and Institutional Class shares of Government Fund held by each shareholder of Government Fund will be exchanged for Class A, Advisor

Class and Institutional Class shares, respectively, of Limited Duration Bond Fund and (b) Class B shares of Government Fund held by each shareholder of Government Fund will be exchanged for Class A shares of Limited Duration Bond Fund, in each case with the same aggregate net asset value as the shareholder had in Government Fund as of the scheduled close of regular trading on the New York Stock Exchange on the closing date of the Reorganization. Upon the completion of the Reorganization, shareholders of Government Fund will become shareholders of Limited Duration Bond Fund and Government Fund will then be terminated. The Reorganization is expected to occur during the third quarter of 2018. A shareholder vote is not required to reorganize Government Fund into Limited Duration Bond Fund. Government Fund shareholders will receive, prior to the Reorganization, a Prospectus and Information Statement that will describe, among other things, the investment objectives, policies and risks of each Fund in the Reorganization and the terms of the Plan. Government Fund will continue sales, redemptions and exchanges of its shares as described in its prospectus until the closing date of the Reorganization.

Reorganization of Balanced Income Fund into Total Return Fund

Shareholders of Balanced Income Fund will be asked to consider and approve the Agreement at a special meeting of shareholders expected to be held during the third calendar quarter of 2018. Balanced Income Fund shareholders will receive, prior to the shareholder meeting, a Prospectus and Proxy Statement that that will describe, among other things, the investment objectives, policies and risks of each Fund in the Reorganization and the terms of the Agreement. If the Agreement is approved by shareholders of Balanced Income Fund, the Reorganization will take place during the third or fourth calendar quarter of 2018 and, pursuant to the Agreement, Class A, Advisor Class and Institutional Class shares of Balanced Income Fund held by each shareholder of Balanced Income Fund will be exchanged for Class A, Advisor Class and Institutional Class shares, respectively, of Total Return Fund with the same aggregate net asset value as the shareholder had in Balanced Income Fund as of the scheduled close of regular trading on the New York Stock Exchange on the closing date of the Reorganization. Upon the completion of the Reorganization, shareholders of Balanced Income Fund will become shareholders of Total Return Fund and Balanced Income Fund will then be terminated. Balanced Income Fund will continue sales, redemptions and exchanges of its shares as described in its prospectus until the closing date of the Reorganization.

The exchange of shares in each Reorganization is intended to be a tax-free transaction for federal income tax purposes and, as such, is not expected to be considered a taxable event. It is anticipated that no sales loads, commissions or other transaction fees will be imposed on shareholders of Government Fund or Balanced Income Fund in connection with the Reorganizations.

12. Plan of Liquidation and Termination of First Investors Real Estate Fund—On May 17, 2018, the Board of Trustees of the First Investors Equity Funds (the “Trust”), upon the recommendation of Foresters Investment Management Company, Inc., the investment adviser for the First Investors Funds, approved a plan to liquidate and terminate (the “Liquidation”)

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2018

the First Investors Real Estate Fund (the “Fund”), a series of the Trust. It is anticipated that the Liquidation will be completed on or about June 22, 2018 (the “Liquidation Date”). A shareholder vote is not required to approve the Liquidation.

Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on that date. Effective as of the regularly scheduled close of regular trading on the New York Stock Exchange on May 18, 2018, the Fund will no longer accept investments from new shareholders. Existing shareholders can continue to make purchases until the Liquidation Date. The Fund reserves the right, in its discretion, to modify the extent to which sales are permitted or limited prior to the Liquidation Date. Redemption orders received in proper form as described in the Fund’s prospectus after the regularly scheduled close of regular trading on the New York Stock Exchange on May 18, 2018 will not be subject to any contingent deferred sales charges or other sales charges imposed by the Fund, except that shares held through a broker-dealer or other financial intermediary, such as omnibus accounts, may be subject to sales charges in accordance with the protocols of the financial intermediary.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund pursuant to the procedures set forth in the prospectus under “Shareholder Information.” Shareholders may also exchange their shares prior to the Liquidation Date for shares of another First Investors Fund without paying a sales charge, subject to minimum investment account requirements and other restrictions on exchanges as described in the prospectus under “Shareholder Information.” Any such redemption or exchange of Fund shares for shares of another fund will generally be considered a taxable event for federal income tax purposes, except exchanges in a tax-advantaged retirement plan or account. A letter will be sent to shareholders who hold shares directly with the Fund, setting forth various options and instructions with respect to the Liquidation and the distribution of their redemption proceeds. Shareholders who hold their shares in the Fund through a financial intermediary should contact their financial representative to discuss their options with respect to the Liquidation and the distribution of such shareholders’ redemption proceeds.

It is expected that as soon as practicable following the Liquidation, the cash proceeds of the Liquidation will be distributed to shareholders of the Fund in complete redemption of their shares, after all charges, taxes, expenses and liabilities of the Fund have been paid or accounted for; except that for certain retirement accounts, any proceeds will generally be exchanged for shares of the First Investors Government Cash Management Fund, subject to any operational requirements of a particular shareholder account. For federal income tax purposes, the automatic redemption on the Liquidation Date will generally be considered a taxable event like any other redemption of shares. Shareholders should consult with their tax advisors for more information about the tax consequences of the Liquidation to them, including any federal, state, local, foreign or other tax consequences.

In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the Liquidation, the Fund likely will no longer pursue its investment objectives and strategies between now and the Liquidation Date.

13. Subsequent Events—Subsequent events occurring after March 31, 2018 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Financial Highlights

FIRST INVESTORS INCOME FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30 unless otherwise indicated.

		P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
BALANCED INCOME FUND
Class A
2016 (g)	$10.00	$.17	(c)	$.68	$.85	$.15	$—	$.15	$10.70
2017	10.70	.18	(c)	.36	.54	.23	.01	.24	11.00
2018 (l)	11.00	.11	(c)	(.08)	.03	.12	.11	.23	10.80
Advisor Class
2016 (g)	10.00	.20	(c)	.69	.89	.16	—	.16	10.73
2017	10.73	.48	(c)	.09	.57	.24	.01	.25	11.05
2018 (l)	11.05	.12	(c)	(.07)	.05	.14	.11	.25	10.85
Institutional Class
2016 (g)	10.00	.21	(c)	.69	.90	.17	—	.17	10.73
2017	10.73	.28	(c)	.30	.58	.26	.01	.27	11.04
2018 (l)	11.04	.14	(c)	(.07)	.07	.15	.11	.26	10.85

FLOATING RATE FUND
Class A
2014 (i)	$10.00	$.21	(c)	$(.10)	$.11	$.23	—	$.23	$9.88
2015	9.88	.26	(c)	(.27)	(.01)	.29	—	.29	9.58
2016	9.58	.27	(c)	.09	.36	.28	—	.28	9.66
2017	9.66	.27	(c)	.05	.32	.31	—	.31	9.67
2018 (l)	9.67	.14	(c)	.02	.16	.15	—	.15	9.68
Advisor Class
2014 (i)	10.00	.25	(c)	(.11)	.14	.26	—	.26	9.88
2015	9.88	.28	(c)	(.26)	.02	.32	—	.32	9.58
2016	9.58	.29	(c)	.08	.37	.30	—	.30	9.65
2017	9.65	.26	(c)	.09	.35	.32	—	.32	9.68
2018 (l)	9.68	.15	(c)	.01	.16	.16	—	.16	9.68
Institutional Class
2014 (i)	10.00	.27	(c)	(.13)	.14	.28	—	.28	9.86
2015	9.86	.30	(c)	(.25)	.05	.34	—	.34	9.57
2016	9.57	.31	(c)	.08	.39	.32	—	.32	9.64
2017	9.64	.26	(c)	.11	.37	.34	—	.34	9.67
2018(1)	9.67	.16	(c)	.02	.18	.17	—	.17	9.68

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***		Net Investment Income		Portfolio Turnover Rate

8.55	%††	$29,676	1.15	%†	1.15	%†	1.61	%†	2.21	%†	.55	%†	57	%††
5.11		46,608	1.15		1.15		1.75		1.54		1.36		51
.28	††	53,538	1.15	†	1.15	†	2.02	†	1.48	†	1.69	†	16	††

8.97	††	109	.82	†	.82	†	1.91	†	1.98	†	.75	†	57	††
5.42		11	.82		.82		1.93		1.14		1.61		51
.42	††	50	.82	†	.82	†	2.11	†	1.25	†	1.68	†	16	††

9.08	††	157	.69	†	.69	†	2.04	†	1.93	†	.80	†	57	††
5.46		141	.69		.69		2.15		1.14		1.71		51
.59	††	175	.69	†	.69	†	2.44	†	1.07	†	2.06	†	16	††

1.12	%††	$50,361	1.10	%†	1.10	%†	2.21	%†	1.58	%†	1.73	%†	26	%††
(.08)		57,101	1.10		1.10		2.72		1.33		2.49		49
3.69		61,243	1.10		1.10		2.86		1.27		2.69		38
3.47		66,769	1.10		1.10		2.90		1.24		2.76		89
1.70	††	64,807	1.10	†	1.10	†	2.99	†	1.24	†	2.85	†	26	††

1.43	††	34,942	.90	†	.90	†	2.63	†	.95	†	2.58	†	26	††
.18		50,122	.90		.90		2.92		1.03		2.79		49
3.92		61,844	.90		.90		3.06		.98		2.98		38
3.70		98,958	.90		.90		3.07		.92		3.05		89
1.70	††	117,949	.90	†	.90	†	3.17	†	.90	†	3.17	†	26	††

1.36	††	5,329	.70	†	.70	†	2.76	†	1.06	†	2.40	†	26	††
.47		10,458	.70		.70		3.17		.90		2.97		49
4.14		11,456	.70		.70		3.27		.83		3.14		38
3.87		21,277	.70		.70		3.23		.80		3.13		89
1.88	††	25,454	.70	†	.70	†	3.37	†	.78	†	3.29	†	26	††

Financial Highlights (continued)

FIRST INVESTORS INCOME FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
FUND FOR INCOME
Class A
2013	$2.60	$.15		$(.01)	$.14	$.15	—	$.15	$2.59
2014	2.59	.12	(c)	.02	.14	.14	—	.14	2.59
2015	2.59	.11	(c)	(.18)	(.07)	.13	—	.13	2.39
2016	2.39	.11	(c)	.10	.21	.12	—	.12	2.48
2017	2.48	.11	(c)	.05	.16	.12	—	.12	2.52
2018 (l)	2.52	.05	(c)	(.07)	(.02)	.06	—	.06	2.44
Class B
2013	2.60	.13		(.01)	.12	.13	—	.13	2.59
2014	2.59	.10	(c)	.02	.12	.12	—	.12	2.59
2015	2.59	.09	(c)	(.18)	(.09)	.11	—	.11	2.39
2016	2.39	.09	(c)	.10	.19	.10	—	.10	2.48
2017	2.48	.10	(c)	.05	.15	.10	—	.10	2.53
2018 (l)	2.53	.04	(c)	(.07)	(.03)	.05	—	.05	2.45
Advisor Class
2013 (k)	2.66	.06		(.05)	.01	.08	—	.08	2.59
2014	2.59	.12	(c)	.02	.14	.14	—	.14	2.59
2015	2.59	.12	(c)	(.18)	(.06)	.14	—	.14	2.39
2016	2.39	.12	(c)	.10	.22	.13	—	.13	2.48
2017	2.48	.12	(c)	.05	.17	.13	—	.13	2.52
2018 (l)	2.52	.06	(c)	(.07)	(.01)	.07	—	.07	2.44
Institutional Class
2013 (k)	2.66	.03		(.01)	.02	.08	—	.08	2.60
2014	2.60	.13	(c)	.02	.15	.15	—	.15	2.60
2015	2.60	.12	(c)	(.17)	(.05)	.15	—	.15	2.40
2016	2.40	.12	(c)	.10	.22	.13	—	.13	2.49
2017	2.49	.13	(c)	.05	.18	.13	—	.13	2.54
2018 (l)	2.54	.06	(c)	(.07)	(.01)	.07	—	.07	2.46

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***		Net Investment Income		Portfolio Turnover Rate

5.55%		$647,603	1.23%		1.23%		5.17%		1.25%		5.15%		60%
5.38		621,618	1.21		1.21		4.67		1.23		4.65		47
(2.85)		567,249	1.21		1.21		4.39		1.23		4.37		47
9.07		571,028	1.22		1.22		4.76		1.24		4.74		55
6.79		572,631	1.21		1.21		4.57		1.23		4.55		65
(.73	)††	539,443	1.21	†	1.21	†	4.63	†	1.23	†	4.61	†	38	††

4.84		5,001	1.99		1.99		4.42		2.01		4.40		60
4.67		4,690	2.02		2.02		3.86		2.04		3.84		47
(3.65)		3,376	2.01		2.01		3.60		2.03		3.58		47
7.99		2,923	2.04		2.05		3.94		2.07		3.92		55
6.15		2,356	1.98		1.98		3.79		2.00		3.77		65
(1.11	)††	1,956	2.02	†	2.02	†	3.83	†	2.04	†	3.81	†	38	††

.23	††	1	1.03	†	1.03	†	4.59	†	5.13	†	.49	†	60	††
5.42		31,132	.91		.91		4.83		.93		4.81		47
(2.47)		41,699	.93		.93		4.65		.95		4.63		47
9.34		68,198	.93		.94		5.02		.96		5.00		55
7.05		73,403	.94		.94		4.84		.96		4.82		65
(.60	)††	85,734	.95	†	.95	†	4.92	†	.97	†	4.90	†	38	††

.66	††	18,575	.81	†	.81	†	4.93	†	.83	†	4.91	†	60	††
5.59		42,941	.78		.78		5.07		.80		5.05		47
(2.28)		51,704	.78		.78		4.81		.80		4.79		47
9.58		62,340	.79		.79		5.19		.81		5.17		55
7.59		78,784	.78		.78		4.99		.80		4.97		65
(.51	)††	51,742	.79	†	.79	†	5.04	†	.81	†	5.02	†	38	††

Financial Highlights (continued)

FIRST INVESTORS INCOME FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
GOVERNMENT FUND
Class A
2013	$11.52	$.17		$(.43)	$(.26)	$.32	—	$.32	$10.94
2014	10.94	.19	(c)	—	.19	.26	—	.26	10.87
2015	10.87	.17	(c)	.04	.21	.25	—	.25	10.83
2016	10.83	.15	(c)	.08	.23	.21	—	.21	10.85
2017	10.85	.14	(c)	(.35)	(.21)	.20	—	.20	10.44
2018 (l)	10.44	.08	(c)	(.22)	(.14)	.10	—	.10	10.20
Class B
2013	11.51	.07		(.42)	(.35)	.24	—	.24	10.92
2014	10.92	.10	(c)	(.01)	.09	.17	—	.17	10.84
2015	10.84	.08	(c)	.03	.11	.15	—	.15	10.80
2016	10.80	.06	(c)	.09	.15	.12	—	.12	10.83
2017	10.83	.07	(c)	(.36)	(.29)	.11	—	.11	10.43
2018 (l)	10.43	.04	(c)	(.24)	(.20)	.05	—	.05	10.18
Advisor Class
2013 (k)	11.29	.10		(.30)	(.20)	.15	—	.15	10.94
2014	10.94	.23	(c)	(.04)	.19	.27	—	.27	10.86
2015	10.86	.21	(c)	.03	.24	.26	—	.26	10.84
2016	10.84	.18	(c)	.09	.27	.24	—	.24	10.87
2017	10.87	.23	(c)	(.41)	(.18)	.23	—	.23	10.46
2018 (l)	10.46	.10	(c)	(.23)	(.13)	.12	—	.12	10.21
Institutional Class
2013 (k)	11.29	.14		(.31)	(.17)	.16	—	.16	10.96
2014	10.96	.24	(c)	(.01)	.23	.29	—	.29	10.90
2015	10.90	.22	(c)	.04	.26	.28	—	.28	10.88
2016	10.88	.20	(c)	.08	.28	.26	—	.26	10.90
2017	10.90	.10	(c)	(.24)	(.14)	.25	—	.25	10.51
2018 (l)	10.51	.11	(c)	(.23)	(.12)	.12	—	.12	10.27

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived, Assumed or Reimbursed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***		Net Investment Income (Loss)		Portfolio Turnover Rate

(2.29)%		$355,264	1.10%		1.10%		1.57%		1.21%		1.46%		101%
1.71		289,928	1.07		1.07		1.76		1.18		1.65		138
1.90		265,856	1.08		1.08		1.60		1.19		1.49		82
2.16		258,545	1.08		1.08		1.40		1.19		1.29		97
(1.92)		232,982	1.08		1.08		1.35		1.21		1.22		61
(1.33	)††	215,283	1.07	†	1.07	†	1.60	†	1.23	†	1.44	†	25	††

(3.06)		4,717	1.84		1.84		.82		1.95		.71		101
.86		3,255	1.89		1.89		.94		2.00		.83		138
1.04		2,514	1.91		1.91		.78		2.02		.67		82
1.38		2,062	1.89		1.90		.59		2.01		.48		97
(2.67)		1,043	1.92		1.92		.51		2.04		.39		61
(1.87	)††	679	1.98	†	1.98	†	.68	†	2.14	†	.52	†	25	††

(1.75	)††	1	.95	†	.95	†	1.68	†	5.17	†	(2.54	)†	101	††
1.73		33,699	.73		.73		2.06		.84		1.95		138
2.21		50,190	.78		.78		1.89		.89		1.78		82
2.50		64,370	.78		.78		1.70		.89		1.59		97
(1.61)		32,889	.82		.82		1.64		.94		1.52		61
(1.29	)††	37,707	.80	†	.80	†	1.87	†	.96	†	1.71	†	25	††

(1.54	)††	4,656	.68	†	.68	†	2.14	†	.81	†	2.01	†	101	††
2.08		10,753	.65		.65		2.17		.76		2.06		138
2.38		14,027	.65		.65		2.03		.76		1.92		82
2.62		7,951	.65		.65		1.85		.76		1.74		97
(1.18)		538	.63		.63		1.67		.77		1.53		61
(1.11	)††	8,672	.64	†	.64	†	2.04	†	.80	†	1.88	†	25	††

Financial Highlights (continued)

FIRST INVESTORS INCOME FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income		Net Realized Gain	Total Distributions		Net Asset Value, End of Period
GOVERNMENT CASH MANAGEMENT FUND(f)
Class A
2013	$1.00	$—		—	$—	$—		—	$—		$1.00
2014	1.00	—		—	—	—		—	—		1.00
2015	1.00	—		—	—	—		—	—		1.00
2016	1.00	—		—	—	—		—	—		1.00
2017	1.00	.00	(c)	—	.00	.00	(d)	—	.00	(d)	1.00
2018 (l)	1.00	.00	(c)	—	.00	.00	(d)	—	.00	(d)	1.00
Class B
2013	1.00	—		—	—	—		—	—		1.00
2014	1.00	—		—	—	—		—	—		1.00
2015	1.00	—		—	—	—		—	—		1.00
2016	1.00	—		—	—	—		—	—		1.00
2017	1.00	—		—	—	—		—	—		1.00
2018 (l)	1.00	—		—	—	—		—	—		1.00
Institutional Class
2013 (k)	1.00	—		—	—	—		—	—		1.00
2014	1.00	—		—	—	—		—	—		1.00
2015	1.00	—		—	—	—		—	—		1.00
2016	1.00	—		—	—	—		—	—		1.00
2017	1.00	.00	(c)	—	.00	.00	(d)	—	.00	(d)	1.00
2018 (l)	1.00	.00	(c)	—	.00	.00	(d)	—	.00	(d)	1.00

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***		Net Investment Income (Loss)	Portfolio Turnover Rate

0.00%		$130,272	.11%		.11%		.00%		.97%		(.86)%	N/A
0.00		108,088	.08		.08		.00		1.02		(.94)	N/A
0.00		109,566	.10		.10		.00		1.08		(.98)	N/A
0.00		122,037	.33		.33		.00		1.05		(.72)	N/A
0.08		127,079	.60		.60		.08		1.02		(.34)	N/A
0.32	††	131,662	.60	†	.60	†	.65	†	1.01	†	.24 †	N/A

0.00		571	.12		.12		.00		1.72		(1.60)	N/A
0.00		404	.08		.08		.00		1.64		(1.56)	N/A
0.00		287	.10		.10		.00		1.72		(1.62)	N/A
0.00		248	.33		.33		.00		1.77		(1.44)	N/A
0.00		161	.64		.64		.00		1.76		(1.12)	N/A
0.00	††	181	1.25	†	1.25	†	.00	†	1.85	†	(.60 )†	N/A

0.00	††	1	.15	†	.15	†	.00	†	2.60	†	(2.45)†	N/A
0.00		2,595	.08		.08		.00		.66		(.58)	N/A
0.00		2,267	.10		.10		.00		.67		(.57)	N/A
0.00		2,844	.33		.33		.00		.68		(.35)	N/A
0.07		2,394	.60		.60		.06		.68		(.02)	N/A
0.32	††	2,352	.60	†	.60	†	.65	†	.68	†	.57 †	N/A

Financial Highlights (continued)

FIRST INVESTORS INCOME FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL OPPORTUNITIES BOND FUND
Class A
2013	$10.22	$.25		$(.32)	$(.07)	$.30	$.01	$.31	$9.84
2014	9.84	.21	(c)	.07	.28	.27	—	.27	9.85
2015	9.85	.12	(c)	(1.06)	(.94)	.28	—	.28	8.63
2016	8.63	.20	(c)	.51	.71	.13	—	.13	9.21
2017	9.21	.22	(c)	.21	.43	.15	—	.15	9.49
2018 (l)	9.49	.12	(c)	.24	.36	.30	—	.30	9.55
Advisor Class
2013 (k)	10.23	.08		(.31)	(.23)	.15	—	.15	9.85
2014	9.85	.24	(c)	.04	.28	.28	—	.28	9.85
2015	9.85	.14	(c)	(1.06)	(.92)	.29	—	.29	8.64
2016	8.64	.23	(c)	.51	.74	.13	—	.13	9.25
2017	9.25	.24	(c)	.23	.47	.16	—	.16	9.56
2018 (l)	9.56	.14	(c)	.23	.37	.30	—	.30	9.63
Institutional Class
2013 (k)	10.23	.12		(.35)	(.23)	.15	—	.15	9.85
2014	9.85	.25	(c)	.06	.31	.28	—	.28	9.88
2015	9.88	.17	(c)	(1.08)	(.91)	.30	—	.30	8.67
2016	8.67	.24	(c)	.52	.76	.14	—	.14	9.29
2017	9.29	.22	(c)	.27	.49	.19	—	.19	9.59
2018 (l)	9.59	.15	(c)	.23	.38	.30	—	.30	9.67

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income (Loss)		Expenses***		Net Investment Income (Loss)		Portfolio Turnover Rate

(0.72)%		$99,161	1.30%		1.30%		.68%		1.83%		.15%		53%
2.84		80,197	1.30		1.30		2.06		1.41		1.95		76
(9.72)		69,394	1.30		1.30		1.29		1.38		1.21		61
8.30		65,456	1.38		1.38		2.29		1.41		2.26		72
4.70		59,782	1.41		1.41		2.35		N/A		N/A		76
3.87	††	62,032	1.41	†	1.41	†	2.56	†	N/A		N/A		33	††

(2.26	)††	1	1.07	†	1.07	†	(1.43	)†	5.23	†	(5.59	)†	53	††
2.81		33,851	1.10		1.10		2.21		N/A		N/A		76
(9.51)		50,912	1.04		1.04		1.56		N/A		N/A		61
8.70		50,749	1.08		1.08		2.60		N/A		N/A		72
5.07		68,162	1.11		1.11		2.66		N/A		N/A		76
4.04	††	83,212	1.10	†	1.10	†	2.87	†	N/A		N/A		33	††

(2.26	)††	6,998	.96	†	.96	†	(1.31	)†	N/A		N/A		53	††
3.19		16,014	.93		.93		2.43		N/A		N/A		76
(9.36)		19,097	.90		.90		1.69		N/A		N/A		61
8.85		8,289	.93		.93		2.75		N/A		N/A		72
5.27		8,669	.94		.95		2.80		N/A		N/A		76
4.04	††	8,944	.94	†	.94	†	3.03	†	N/A		N/A		33	††

Financial Highlights (continued)

FIRST INVESTORS INCOME FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
INVESTMENT GRADE FUND
Class A
2013	$10.27	$.35		$(.46)	$(.11)	$.38	—	$.38	$9.78
2014	9.78	.31	(c)	.22	.53	.39	—	.39	9.92
2015	9.92	.28	(c)	(.17)	.11	.39	—	.39	9.64
2016	9.64	.27	(c)	.35	.62	.36	—	.36	9.90
2017	9.90	.26	(c)	(.17)	.09	.33	—	.33	9.66
2018 (l)	9.66	.13	(c)	(.28)	(.15)	.16	—	.16	9.35
Class B
2013	10.26	.27		(.45)	(.18)	.32	—	.32	9.76
2014	9.76	.22	(c)	.22	.44	.33	—	.33	9.87
2015	9.87	.20	(c)	(.17)	.03	.33	—	.33	9.57
2016	9.57	.19	(c)	.34	.53	.27	—	.27	9.83
2017	9.83	.19	(c)	(.18)	.01	.23	—	.23	9.61
2018 (l)	9.61	.09	(c)	(.27)	(.18)	.12	—	.12	9.31
Advisor Class
2013 (k)	10.23	.08		(.34)	(.26)	.19	—	.19	9.78
2014	9.78	.34	(c)	.20	.54	.40	—	.40	9.92
2015	9.92	.31	(c)	(.16)	.15	.40	—	.40	9.67
2016	9.67	.30	(c)	.34	.64	.37	—	.37	9.94
2017	9.94	.26	(c)	(.14)	.12	.35	—	.35	9.71
2018 (l)	9.71	.14	(c)	(.26)	(.12)	.18	—	.18	9.41
Institutional Class
2013 (k)	10.23	.14		(.38)	(.24)	.20	—	.20	9.79
2014	9.79	.35	(c)	.23	.58	.43	—	.43	9.94
2015	9.94	.32	(c)	(.17)	.15	.43	—	.43	9.66
2016	9.66	.31	(c)	.35	.66	.40	—	.40	9.92
2017	9.92	.31	(c)	(.18)	.13	.37	—	.37	9.68
2018 (l)	9.68	.15	(c)	(.27)	(.12)	.18	—	.18	9.38

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived, Assumed or Reimbursed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***		Net Investment Income (Loss)		Portfolio Turnover Rate

(1.10)%		$543,955	1.07%		1.07%		3.20%		1.18%		3.09%		33%
5.50		475,090	1.05		1.05		3.11		1.16		3.00		49
1.12		458,704	1.04		1.04		2.85		1.15		2.74		36
6.55		477,010	1.04		1.05		2.78		1.15		2.68		37
.97		462,999	1.04		1.04		2.68		1.15		2.57		52
(1.53	)††	437,021	1.05	†	1.05	†	2.68	†	1.16	†	2.57	†	28	††

(1.82)		6,161	1.84		1.84		2.42		1.94		2.32		33
4.53		4,727	1.92		1.92		2.24		2.03		2.13		49
.27		3,623	1.92		1.92		1.98		2.03		1.87		36
5.61		2,907	1.92		1.92		1.91		2.03		1.80		37
.12		2,181	1.90		1.90		1.84		2.01		1.73		52
(1.89	)††	1,735	1.92	†	1.92	†	1.81	†	2.03	†	1.70	†	28	††

(2.53	)††	1	.95	†	.95	†	2.64	†	5.17	†	(1.58	)†	33	††
5.61		44,351	.69		.69		3.38		.80		3.27		49
1.53		63,614	.73		.73		3.17		.84		3.06		36
6.78		83,659	.74		.74		3.08		.85		2.97		37
1.32		136,316	.72		.72		2.99		.82		2.89		52
(1.27	)††	156,739	.72	†	.72	†	3.02	†	.82	†	2.92	†	28	††

(2.37	)††	9,326	.66	†	.66	†	3.06	†	.77	†	2.95	†	33	††
5.98		22,269	.63		.63		3.51		.74		3.40		49
1.48		15,025	.63		.63		3.26		.74		3.15		36
6.97		31,395	.63		.63		3.17		.74		3.06		37
1.41		26,127	.63		.63		3.10		.74		2.99		52
(1.24	)††	25,816	.64	†	.64	†	3.10	†	.74	†	3.00	†	28	††

Financial Highlights (continued)

FIRST INVESTORS INCOME FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
LIMITED DURATION BOND FUND (e)
Class A
2014 (h)	$10.00	$—	(c)	$(.05)	$(.05)	$.06	—	$.06	$9.89
2015	9.89	.03	(c)	.04	.07	.20	—	.20	9.76
2016	9.76	(.03	)(c)	.15	.12	.22	—	.22	9.66
2017	9.66	.08	(c)	(.06)	.02	.21	—	.21	9.47
2018 (l)	9.47	.06	(c)	(.17)	(.11)	.12	—	.12	9.24
Advisor Class
2014 (h)	10.00	.02	(c)	(.05)	(.03)	.06	—	.06	9.91
2015	9.91	.06	(c)	.05	.11	.22	—	.22	9.80
2016	9.80	—	(c)	.14	.14	.25	—	.25	9.69
2017	9.69	.13	(c)	(.08)	.05	.24	—	.24	9.50
2018 (l)	9.50	.07	(c)	(.18)	(.11)	.13	—	.13	9.26
Institutional Class
2014 (h)	10.00	.02	(c)	(.03)	(.01)	.07	—	.07	9.92
2015	9.92	.08	(c)	.04	.12	.23	—	.23	9.81
2016	9.81	.02	(c)	.14	.16	.27	—	.27	9.70
2017	9.70	.11	(c)	(.04)	.07	.25	—	.25	9.52
2018 (l)	9.52	.08	(c)	(.18)	(.10)	.14	—	.14	9.28

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived, Assumed or Reimbursed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income (Loss)		Expenses***		Net Investment Income (Loss)		Portfolio Turnover Rate

(.50	)%††	$8,911	1.05	%†	1.05	%†	.15	%†	3.37	%†	(2.17	)%†	19	%††
.67		26,852	1.05		1.05		.37		1.32		.10		57
1.21		48,342	1.05		1.05		(.25)		1.23		(.43)		54
.22		62,841	1.05		1.05		.85		1.22		.68		60
(1.22	)††	61,356	1.02	†	1.02	†	1.25	†	1.17	†	1.10	†	24	††

(.28	)††	25,649	.75	†	.75	†	.46	†	1.02	†	.19	†	19	††
1.08		40,502	.75		.75		.66		1.09		.32		57
1.47		50,645	.75		.75		.04		1.01		(.22)		54
.54		31,638	.75		.75		1.14		1.02		.87		60
(1.20	)††	34,317	.72	†	.72	†	1.56	†	.90	†	1.38	†	24	††

(.14	)††	5,125	.60	†	.60	†	.53	†	3.32	†	(2.19	)†	19	††
1.21		6,747	.60		.60		.81		.92		.49		57
1.64		22,296	.60		.60		.20		.82		(.02)		54
.77		41,065	.60		.60		1.30		.82		1.08		60
(1.11	)††	32,538	.58	†	.58	†	1.68	†	.77	†	1.49	†	24	††

Financial Highlights (continued)

FIRST INVESTORS INCOME FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain		Total Distributions	Net Asset Value, End of Period
STRATEGIC INCOME FUND
Class A
2013 (j)	$10.00	$.14	(a)	$(.23)	$(.09)	$.13	$—		$.13	$9.78
2014	9.78	.32	(a)(c)	.12	.44	.28	.00	(d)	.28	9.94
2015	9.94	.34	(a)(c)	(.57)	(.23)	.34	.07		.41	9.30
2016	9.30	.30	(a)(c)	.22	.52	.32	.02		.34	9.48
2017	9.48	.30	(a)(c)	.05	.35	.30	—		.30	9.53
2018 (l)	9.53	.16	(a)(c)	(.20)	(.04)	.17	—		.17	9.32
Advisor Class
2013 (j)	10.00	.14	(a)	(.22)	(.08)	.15	—		.15	9.77
2014	9.77	.36	(a)(c)	.11	.47	.32	.00	(d)	.32	9.92
2015	9.92	.38	(a)(c)	(.56)	(.18)	.38	.07		.45	9.29
2016	9.29	.33	(a)(c)	.23	.56	.36	.02		.38	9.47
2017	9.47	.29	(a)(c)	.09	.38	.33	—		.33	9.52
2018 (l)	9.52	.18	(a)(c)	(.21)	(.03)	.18	—		.18	9.31

*	Calculated without sales charges.
**	Net of expenses waived or assumed (Note 3).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note1G).
†	Annualized
††	Not annualized
(a)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Based on average shares during the period.
(d)	Due to rounding, amount is less than .005 per share.
(e)	Prior to January 31, 2018, known as Limited Duration High Quality Bond Fund.
(f)	Prior to October 3, 2016, known as Cash Management Fund.
(g)	For the period October 1, 2015 (commencement of operations) to September 30, 2016.
(h)	For the period May 19, 2014 (commencement of operations) to September 30, 2014.
(i)	For the period October 21, 2013 (commencement of operations) to September 30, 2014.
(j)	For the period April 3, 2013 (commencement of operations) to September 30, 2013.
(k)	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
(l)	For the period October 1, 2017 to March 31, 2018.

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***		Net Investment Income (Loss)		Portfolio Turnover Rate

(.87	)%††	$47,344	1.30	%†(b)	1.30	%†(b)	2.88	%†(a)	2.10	%†(b)	2.08	%†(a)	19	%††
4.55		101,540	.80	(b)	.80	(b)	3.18	(a)	.68	(b)	3.30	(a)	20
(2.37)		131,734	.59	(b)	.59	(b)	3.55	(a)	N/A		N/A		40
5.64		149,190	.58	(b)	.58	(b)	3.19	(a)	N/A		N/A		49
3.73		162,789	.57	(b)	.57	(b)	3.24	(a)	N/A		N/A		37
(.42	)††	160,841	.57	†(b)	.57	†(b)	3.47	†(a)	N/A		N/A		30	††

(.79	)††	1	1.00	†(b)	1.00	†(b)	2.89	†(a)	14.79	†(b)	(10.90	)†(a)	19	††
4.82		323	.36	(b)	.36	(b)	3.62	(a)	.29	(b)	3.69	(a)	20
(1.93)		306	.19	(b)	.19	(b)	3.95	(a)	N/A		N/A		40
6.14		415	.17	(b)	.17	(b)	3.59	(a)	N/A		N/A		49
4.14		963	.18	(b)	.18	(b)	3.66	(a)	N/A		N/A		37
(.28	)††	755	.24	†(b)	.24	†(b)	3.79	†(a)	N/A		N/A		30	††

Financial Highlights

FIRST INVESTORS EQUITY FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30 unless otherwise indicated.

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
COVERED CALL STRATEGY FUND
Class A
2016 (e)	$10.00	$.06	(a)	$.33	$.39	$.03	$—	$.03	$10.36
2017	10.36	.10	(a)	.85	.95	.11	.02	.13	11.18
2018 (h)	11.18	.05	(a)	(.04)	.01	.05	—	.05	11.14
Advisor Class
2016 (e)	10.00	.08	(a)	.32	.40	.06	—	.06	10.34
2017	10.34	.13	(a)	.86	.99	.15	.02	.17	11.16
2018 (h)	11.16	.07	(a)	(.04)	.03	.07	—	.07	11.12
Institutional Class
2016 (e)	10.00	.09	(a)	.33	.42	.07	—	.07	10.35
2017	10.35	.16	(a)	.85	1.01	.17	.02	.19	11.17
2018 (h)	11.17	.08	(a)	(.05)	.03	.16	—	.16	11.04

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***		Net Investment Income		Portfolio Turnover Rate

3.94	%††	$48,514	1.30	%†	1.30	%†	1.19	%†	1.73	%†	.76	%†	83	%††
9.17		167,906	1.30		1.30		1.18		1.36		1.12		121
.09	††	204,022	1.30	†	1.30	†	.91	†	1.29	†	.92	†	57	††

4.05	††	39,129	.97	†	.97	†	1.64	†	1.50	†	1.11	†	83	††
9.62		109,360	.97		.97		1.53		1.06		1.44		121
.23	††	155,066	.97	†	.97	†	1.24	†	1.01	†	1.20	†	57	††

4.18	††	4,214	.84	†	.84	†	1.76	†	1.25	†	1.35	†	83	††
9.77		7,334	.84		.84		1.65		.96		1.53		151
.25	††	2,396	.85	†	.85	†	1.36	†	.90	†	1.31	†	57	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
EQUITY INCOME FUND
Class A
2013	$7.67	$.14		$1.32	$1.46	$.14	$—	$.14	$8.99
2014	8.99	.13	(a)	1.16	1.29	.14	.15	.29	9.99
2015	9.99	.15	(a)	(.54)	(.39)	.15	.46	.61	8.99
2016	8.99	.16	(a)	1.08	1.24	.16	.35	.51	9.72
2017	9.72	.16	(a)	1.22	1.38	.21	.18	.39	10.71
2018 (h)	10.71	.07	(a)	.14	.21	.08	.36	.44	10.48
Class B
2013	7.55	.09		1.28	1.37	.08	—	.08	8.84
2014	8.84	.05	(a)	1.13	1.18	.05	.15	.20	9.82
2015	9.82	.06	(a)	(.53)	(.47)	.07	.46	.53	8.82
2016	8.82	.08	(a)	1.06	1.14	.09	.35	.44	9.52
2017	9.52	.08	(a)	1.19	1.27	.12	.18	.30	10.49
2018 (h)	10.49	.02	(a)	.15	.17	.04	.36	.40	10.26
Advisor Class
2013 (g)	8.40	.08		.58	.66	.07	—	.07	8.99
2014	8.99	.17	(a)	1.13	1.30	.15	.15	.30	9.99
2015	9.99	.19	(a)	(.55)	(.36)	.17	.46	.63	9.00
2016	9.00	.20	(a)	1.08	1.28	.19	.35	.54	9.74
2017	9.74	.19	(a)	1.23	1.42	.21	.18	.39	10.77
2018 (h)	10.77	.09	(a)	.14	.23	.09	.36	.45	10.55
Institutional Class
2013 (g)	8.40	.04		.63	.67	.05	—	.05	9.02
2014	9.02	.17	(a)	1.16	1.33	.17	.15	.32	10.03
2015	10.03	.19	(a)	(.55)	(.36)	.17	.46	.63	9.04
2016	9.04	.20	(a)	1.09	1.29	.20	.35	.55	9.78
2017	9.78	.37	(a)	1.06	1.43	.31	.18	.49	10.72
2018 (h)	10.72	.08	(a)	.16	.24	.10	.36	.46	10.50

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***		Net Investment Income (Loss)		Portfolio Turnover Rate

19.14%		$475,422	1.28%		1.28%		1.66%		N/A		N/A		32%
14.48		510,981	1.21		1.22		1.33		N/A		N/A		27
(4.31)		485,342	1.21		1.21		1.52		N/A		N/A		23
14.16		529,327	1.22		1.22		1.72		N/A		N/A		22
14.46		564,918	1.20		1.20		1.58		N/A		N/A		15
1.82	††	545,535	1.20	†	1.20	†	1.23	†	N/A		N/A		9	††

18.21		6,337	2.05		2.05		.90		N/A		N/A		32
13.49		5,721	2.06		2.06		.49		N/A		N/A		27
(5.16)		3,847	2.06		2.06		.67		N/A		N/A		23
13.20		3,446	2.07		2.07		.87		N/A		N/A		22
13.48		3,012	2.03		2.03		.76		N/A		N/A		15
1.49	††	2,600	2.03	†	2.03	†	.40	†	N/A		N/A		9	††

7.87	††	1	1.01	†	1.01	†	1.78	†	4.68	%†	(1.89	)%†	32	††
14.57		32,160	.81		.81		1.71		N/A		N/A		27
(3.96)		38,482	.84		.84		1.90		N/A		N/A		23
14.63		54,576	.85		.85		2.08		N/A		N/A		22
14.87		71,611	.84		.84		1.94		N/A		N/A		15
2.03	††	83,081	.85	†	.85	†	1.56	†	N/A		N/A		9	††

7.95	††	4,717	.86	†	.86	†	1.74	†	.86	†	1.74	†	32	††
14.88		7,399	.80		.80		1.76		N/A		N/A		27
(3.97)		9,773	.81		.81		1.93		N/A		N/A		23
14.67		2,448	.78		.78		2.08		N/A		N/A		22
14.84		2,193	.80		.80		2.02		N/A		N/A		15
2.08	††	2,393	.80	†	.80	†	1.51	†	N/A		N/A		9	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain on Investments	Total From Investment Operations	Net Investment Income		Net Realized Gain	Total Distributions		Net Asset Value, End of Period
GLOBAL FUND
Class A
2013	$6.79	$.05		$1.20	$1.25	$.03		$—	$.03		$8.01
2014	8.01	—	(a)	.80	.80	.04		.11	.15		8.66
2015	8.66	—	(a)	.11	.11	—		1.51	1.51		7.26
2016	7.26	.01	(a)	.43	.44	.00	(b)	.40	.40		7.30
2017	7.30	.02	(a)	1.29	1.31	.01		—	.01		8.60
2018 (h)	8.60	(.02	)(a)	.54	.52	.04		.63	.67		8.45
Class B
2013	5.86	(.07)		1.09	1.02	.02		—	.02		6.86
2014	6.86	(.06	)(a)	.69	.63	—		.11	.11		7.38
2015	7.38	(.05	)(a)	.10	.05	—		1.51	1.51		5.92
2016	5.92	(.04	)(a)	.36	.32	—		.40	.40		5.84
2017	5.84	(.03	)(a)	1.02	.99	.00	(b)	—	.00	(b)	6.83
2018 (h)	6.83	(.05	)(a)	.43	.38	.03		.63	.66		6.55
Advisor Class
2013 (g)	7.28	.06		.67	.73	—		—	—		8.01
2014	8.01	—	(a)	.82	.82	—		.11	.11		8.72
2015	8.72	.03	(a)	.12	.15	—		1.51	1.51		7.36
2016	7.36	.04	(a)	.44	.48	.01		.40	.41		7.43
2017	7.43	.06	(a)	1.31	1.37	.02		—	.02		8.78
2018 (h)	8.78	(.01	)(a)	.55	.54	.05		.63	.68		8.64
Institutional Class
2013 (g)	7.28	.06		.68	.74	—		—	—		8.02
2014	8.02	—	(a)	.84	.84	—		.11	.11		8.75
2015	8.75	.04	(a)	.11	.15	—		1.51	1.51		7.39
2016	7.39	.04	(a)	.45	.49	.01		.40	.41		7.47
2017	7.47	.06	(a)	1.31	1.37	.02		—	.02		8.82
2018 (h)	8.82	—	(a)	.55	.55	.05		.63	.68		8.69

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**					Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income (Loss)	Expenses***		Net Investment Income (Loss)	Portfolio Turnover Rate

18.56%		$317,329	1.60%		1.61%		.66%	1.62%		.65%	92%
10.00		332,416	1.49		1.49		.03	1.54		(.02)	154
.87		331,382	1.47		1.47		(.01)	1.52		(.06)	97
6.03		339,956	1.47		1.47		.09	1.52		.04	94
17.99		379,176	1.44		1.44		.30	1.49		.25	117
6.16	††	390,111	1.44	†	1.44	†	(.52 )†	1.49	†	(.57 )†	38	††

17.55		4,419	2.36		2.36		(.10)	2.38		(.12)	92
9.18		4,023	2.31		2.31		(.79)	2.36		(.84)	154
.09		3,405	2.28		2.28		(.82)	2.33		(.87)	97
5.29		2,937	2.27		2.27		(.72)	2.32		(.77)	94
16.98		2,642	2.24		2.24		(.52)	2.29		(.57)	117
5.67	††	2,452	2.23	†	2.23	†	(1.32)†	2.28	†	(1.37)†	38	††

10.03	††	1	1.27	†	1.27	†	1.46 †	4.88	†	(2.15)†	92	††
10.24		66,590	1.06		1.06		.53	1.11		.48	154
1.37		114,556	1.06		1.06		.43	1.11		.38	97
6.48		169,088	1.05		1.05		.53	1.10		.48	94
18.46		191,839	1.04		1.04		.70	1.09		.65	117
6.24	††	222,065	1.05	†	1.05	†	(.12 )†	1.10	†	(.17 )†	38	††

10.17	††	1	1.14	†	1.14	†	1.55 †	4.59	†	(1.90)†	92	††
10.48		3,001	1.03		1.03		.48	1.08		.43	154
1.37		2,955	1.02		1.02		.45	1.07		.40	97
6.61		3,288	1.01		1.01		.55	1.06		.50	94
18.38		3,800	1.00		1.00		.74	1.05		.69	117
6.35	††	4,205	1.01	†	1.01	†	(.08 )†	1.06	†	(.13 )†	38	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
GROWTH & INCOME FUND
Class A
2013	$16.66	$.20		$3.90	$4.10	$.22	$—	$.22	$20.54
2014	20.54	.18	(a)	2.92	3.10	.20	.68	.88	22.76
2015	22.76	.20	(a)	(1.37)	(1.17)	.19	1.05	1.24	20.35
2016	20.35	.26	(a)	2.07	2.33	.24	.93	1.17	21.51
2017	21.51	.25	(a)	2.66	2.91	.37	.75	1.12	23.30
2018 (h)	23.30	.13	(a)	.62	.75	.18	.94	1.12	22.93
Class B
2013	15.64	.06		3.67	3.73	.11	—	.11	19.26
2014	19.26	—	(a)	2.73	2.73	—	.68	.68	21.31
2015	21.31	.02	(a)	(1.27)	(1.25)	.04	1.05	1.09	18.97
2016	18.97	.10	(a)	1.91	2.01	.08	.93	1.01	19.97
2017	19.97	.08	(a)	2.45	2.53	.13	.75	.88	21.62
2018 (h)	21.62	.03	(a)	.58	.61	.05	.94	.99	21.24
Advisor Class
2013 (g)	18.49	.13		2.00	2.13	.08	—	.08	20.54
2014	20.54	.27	(a)	2.91	3.18	.20	.68	.88	22.84
2015	22.84	.29	(a)	(1.38)	(1.09)	.24	1.05	1.29	20.46
2016	20.46	.35	(a)	2.08	2.43	.29	.93	1.22	21.67
2017	21.67	.33	(a)	2.69	3.02	.48	.75	1.23	23.46
2018 (h)	23.46	.17	(a)	.63	.80	.22	.94	1.16	23.10
Institutional Class
2013 (g)	18.49	.15		2.00	2.15	.09	—	.09	20.55
2014	20.55	.27	(a)	2.92	3.19	.28	.68	.96	22.78
2015	22.78	.29	(a)	(1.39)	(1.10)	.24	1.05	1.29	20.39
2016	20.39	.35	(a)	2.07	2.42	.30	.93	1.23	21.58
2017	21.58	.34	(a)	2.67	3.01	.45	.75	1.20	23.39
2018 (h)	23.39	.18	(a)	.63	.81	.23	.94	1.17	23.03

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***		Net Investment Loss		Portfolio Turnover Rate

24.86%		$1,538,582	1.22%		1.22%		1.11%		N/A		N/A		20%
15.26		1,632,920	1.15		1.15		.80		N/A		N/A		22
(5.62)		1,496,803	1.15		1.15		.89		N/A		N/A		23
11.72		1,588,423	1.16		1.16		1.28		N/A		N/A		23
13.99		1,675,590	1.15		1.15		1.13		N/A		N/A		16
3.08	††	1,640,952	1.14	†	1.14	†	1.06	†	N/A		N/A		10	††

24.02		27,762	1.96		1.96		.37		N/A		N/A		20
14.32		25,497	1.93		1.93		.02		N/A		N/A		22
(6.33)		19,316	1.93		1.93		.11		N/A		N/A		23
10.82		17,047	1.94		1.94		.50		N/A		N/A		23
13.14		14,310	1.93		1.93		.35		N/A		N/A		16
2.66	††	12,599	1.91	†	1.91	†	.28	†	N/A		N/A		10	††

11.53	††	1	.97	†	.97	†	1.31	†	4.60	%†	(2.32	)%†	20	††
15.67		123,039	.74		.74		1.17		N/A		N/A		22
(5.24)		141,229	.75		.75		1.29		N/A		N/A		23
12.18		132,486	.77		.77		1.68		N/A		N/A		23
14.42		166,851	.78		.78		1.50		N/A		N/A		16
3.24	††	184,503	.77	†	.77	†	1.42	†	N/A		N/A		10	††

11.64	††	1	.78	†	.78	†	1.50	†	4.19	†	(1.91	)†	20	††
15.75		9,746	.74		.74		1.21		N/A		N/A		22
(5.27)		9,380	.75		.75		1.29		N/A		N/A		23
12.18		10,596	.74		.74		1.70		N/A		N/A		23
14.47		10,839	.74		.74		1.54		N/A		N/A		16
3.30	††	11,197	.74	†	.74	†	1.46	†	N/A		N/A		10	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income		Net Realied Gain	Total Distributions		Net Asset Value, End of Period
HEDGED U.S. EQUITY OPPORTUNITIES FUND
Class A
2016 (d)	$10.00	$—	(a)	$(.09)	$(.09)	$—		—	$—		$9.91
2017	9.91	(.02	)(a)	.88	.86	—		—	—		10.77
2018 (h)	10.77	(.01	)(a)	.44	.43	—		—	—		11.20
Advisor Class
2016 (d)	10.00	—	(a)	(.09)	(.09)	—		—	—		9.91
2017	9.91	.01	(a)	.89	.90	.00	(b)	—	.00	(b)	10.81
2018 (h)	10.81	—	(a)	.44	.44	—		—	—		11.25
Institutional Class
2016 (d)	10.00	.01	(a)	(.10)	(.09)	—		—	—		9.91
2017	9.91	.02	(a)	.89	.91	.00	(b)	—	.00	(b)	10.82
2018 (h)	10.82	.01	(a)	.45	.46	—		—	—		11.28

INTERNATIONAL FUND
Class A
2013	$11.68	$.04		$.81	$.85	$—		—	$—		$12.53
2014	12.53	.05	(a)	.50	.55	.02		—	.02		13.06
2015	13.06	.05	(a)	(.41)	(.36)	.05		—	.05		12.65
2016	12.65	.06	(a)	1.05	1.11	.05		—	.05		13.71
2017	13.71	.02	(a)	2.02	2.04	.07		—	.07		15.68
2018 (h)	15.68	(.04	)(a)	.40	.36	.02		—	.02		16.02
Class B
2013	11.25	(.11)		.84	.73	—		—	—		11.98
2014	11.98	(.05	)(a)	.47	.42	—		—	—		12.40
2015	12.40	(.06	)(a)	(.38)	(.44)	—		—	—		11.96
2016	11.96	(.06	)(a)	1.00	.94	.03		—	.03		12.87
2017	12.87	(.09	)(a)	1.90	1.81	.05		—	.05		14.63
2018 (h)	14.63	(.10	)(a)	.37	.27	—		—	—		14.90
Advisor Class
2013 (g)	12.79	.06		(.30)	(.24)	—		—	—		12.55
2014	12.55	.14	(a)	.44	.58	—		—	—		13.13
2015	13.13	.11	(a)	(.43)	(.32)	.05		—	.05		12.76
2016	12.76	.11	(a)	1.06	1.17	.06		—	.06		13.87
2017	13.87	.08	(a)	2.05	2.13	.08		—	.08		15.92
2018 (h)	15.92	(.01	)(a)	.40	.39	.03		—	.03		16.28
Institutional Class
2013 (g)	12.79	.08		(.31)	(.23)	—		—	—		12.56
2014	12.56	.12	(a)	.51	.63	—		—	—		13.19
2015	13.19	.12	(a)	(.43)	(.31)	.10		—	.10		12.78
2016	12.78	.13	(a)	1.07	1.20	.07		—	.07		13.91
2017	13.91	.09	(a)	2.05	2.14	.09		—	.09		15.96
2018 (h)	15.96	—	(a)	.41	.41	.04		—	.04		16.33

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income (Loss)		Expenses***		Net Investment Gain (Loss)		Portfolio Turnover Rate

(.90	)%††	$9,265	1.75	%†	1.75	%†	(.02	)%†	4.24	%†	(2.51	)%†	7	%††
8.68		44,228	1.75		1.75		(.21	)†	2.09		(.55)		75
3.99	††	52,521	1.75	†	1.75	†	(.27	)†	1.80	†	(.32	)†	43	††

(.90	)††	24,539	1.42	†	1.42	†	.26	†	3.37	†	(1.69	)†	7	††
9.11		33,770	1.42		1.42		.10	†	1.76		(.24)		75
4.07	††	36,663	1.42	†	1.42	†	.06	†	1.42	†	.06	†	43	††

(.90	)††	99	1.31	†	1.31	†	.30	†	3.24	†	(1.63	)†	7	††
9.21		472	1.31		1.31		.23	†	1.74		(.20)		75
4.25	††	404	1.31	†	1.31	†	.16	†	1.43	†	.04	†	43	††

7.28%		$215,873	1.71%		1.71%		.34%		N/A		N/A		31%
4.43		193,174	1.66		1.66		.39		N/A		N/A		34
(2.78)		194,991	1.64		1.64		.40		N/A		N/A		27
8.80		209,205	1.61		1.61		.45		N/A		N/A		28
15.00		238,770	1.58		1.58		.17		N/A		N/A		38
2.28	††	254,765	1.57	†	1.57	†	(.50	)†	N/A		N/A		16	††

6.49		3,200	2.46		2.46		(.45)		N/A		N/A		31
3.51		2,893	2.49		2.49		(.42)		N/A		N/A		34
(3.55)		2,094	2.47		2.47		(.49)		N/A		N/A		27
7.83		1,607	2.45		2.45		(.45)		N/A		N/A		28
14.12		1,465	2.40		2.40		(.68)		N/A		N/A		38
1.85	††	1,345	2.38	†	2.38	†	(1.33	)†	N/A		N/A		16	††

(1.88	)††	1	1.45	†	1.45	†	.97	†	5.30	%†	(2.88	)%†	31	††
4.62		35,249	1.27		1.27		.98		N/A		N/A		34
(2.45)		57,623	1.24		1.24		.83		N/A		N/A		27
9.22		81,525	1.23		1.24		.85		N/A		N/A		28
15.50		111,334	1.18		1.18		.59		N/A		N/A		38
2.46	††	129,997	1.20	†	1.20	†	(.12	)†	N/A		N/A		16	††

(1.80	)††	1	1.19	†	1.19	†	1.23	†	4.84	†	(2.42	)†	31	††
5.02		2,357	1.17		1.17		.93		N/A		N/A		34
(2.33)		2,347	1.14		1.14		.89		N/A		N/A		27
9.39		2,695	1.12		1.12		.95		N/A		N/A		28
15.54		3,274	1.09		1.09		.65		N/A		N/A		38
2.55	††	3,544	1.10	†	1.10	†	(.03	)†	N/A		N/A		16	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
LONG SHORT FUND
Class A
2017 (c)	$10.00	$(.11	)(a)	$.55	$.44	—	—	—	$10.44
2018 (h)	10.44	(.09	)(a)	(.06)	(.15)	—	—	—	10.29
Advisor Class
2017 (c)	10.00	(.09	)(a)	.55	.46	—	—	—	10.46
2018 (h)	10.46	(.07	)(a)	(.06)	(.13)	—	—	—	10.33
Institutional Class
2017 (c)	10.00	(.11	)(a)	.58	.47	—	—	—	10.47
2018 (h)	10.47	(.06	)(a)	(.07)	(.13)	—	—	—	10.34

OPPORTUNITY FUND
Class A
2013	$29.37	$.18		$9.64	$9.82	$.26	$.80	$1.06	$38.13
2014	38.13	.07	(a)	5.29	5.36	.16	2.43	2.59	40.90
2015	40.90	.04	(a)	(.39)	(.35)	.06	2.70	2.76	37.79
2016	37.79	.20	(a)	2.52	2.72	.04	3.18	3.22	37.29
2017	37.29	.11	(a)	6.03	6.14	.22	1.35	1.57	41.86
2018 (h)	41.86	.04	(a)	(.99)	(1.03)	.12	2.38	2.50	40.39
Class B
2013	25.15	(.12)		8.26	8.14	.22	.80	1.02	32.27
2014	32.27	(.21	)(a)	4.47	4.26	—	2.43	2.43	34.10
2015	34.10	(.23	)(a)	(.29)	(.52)	—	2.70	2.70	30.88
2016	30.88	(.07	)(a)	2.05	1.98	—	3.18	3.18	29.68
2017	29.68	(.16	)(a)	4.77	4.61	.18	1.35	1.53	32.76
2018 (h)	32.76	(.09	)(a)	.79	.70	.07	2.38	2.45	31.01
Advisor Class
2013 (g)	33.13	.16		4.89	5.05	—	—	—	38.18
2014	38.18	.23	(a)	5.22	5.45	—	2.43	2.43	41.20
2015	41.20	.16	(a)	(.40)	(.24)	.08	2.70	2.78	38.18
2016	38.18	.30	(a)	2.56	2.86	.07	3.18	3.25	37.79
2017	37.79	.24	(a)	6.12	6.36	.24	1.35	1.59	42.56
2018 (h)	42.56	.11	(a)	1.01	1.12	.15	2.38	2.53	41.15
Institutional Class
2013 (g)	33.13	.19		4.89	5.08	—	—	—	38.21
2014	38.21	.24	(a)	5.30	5.54	.17	2.43	2.60	41.15
2015	41.15	.22	(a)	(.40)	(.18)	.20	2.70	2.90	38.07
2016	38.07	.36	(a)	2.54	2.90	.08	3.18	3.26	37.71
2017	37.71	.27	(a)	6.12	6.39	.26	1.35	1.61	42.49
2018 (h)	42.49	.14	(a)	1.00	1.14	.16	2.38	2.54	41.09

(1)

For the periods ended September 30, 2017 and March 31, 2018, the ratios of net expenses after fee credits to average net assets excluding expenses on securities sold short were 1.95% on Class A shares, 1.67% on Advisor Class shares and 1.54% on Institutional Class shares.

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income (Loss)		Expenses***		Net Investment Loss		Portfolio Turnover Rate

4.40	%††	$10,697	3.21	%†(1)	3.21	%†	(1.77	)%†	3.99	%†	(2.55	)%†	89	%††
(1.44	)††	13,169	2.93	†(1)	2.93	†	(1.63	)†	3.06	†	(1.76	)†	97	††

4.60	††	40,038	2.87	†(1)	2.87	†	(1.50	)†	3.52	†	(2.15	)†	89	††
(1.24	)††	42,476	2.63	†(1)	2.63	†	(1.34	)†	2.76	†	(1.47	)†	97	††

4.70	††	171	2.74	†(1)	2.74	†	(1.41	)†	3.61	†	(2.28	)†	89	††
(1.24	)††	114	2.44	†(1)	2.44	†	(1.17	)†	2.60	†	(1.33	)†	97	††

34.47%		$726,942	1.28%		1.28%		.56%		N/A		N/A		40%
14.20		805,113	1.20		1.20		.16		N/A		N/A		34
(1.16)		818,955	1.20		1.20		.11		N/A		N/A		37
7.39		880,274	1.22		1.22		.54		N/A		N/A		36
16.99		1,002,618	1.20		1.20		.27		N/A		N/A		32
2.26	††	1,002,472	1.20	†	1.20	†	.20	†	N/A		N/A		15	††

33.49		13,677	2.02		2.02		(.18)		N/A		N/A		40
13.32		12,145	1.99		1.99		(.63)		N/A		N/A		34
(1.94)		9,691	1.97		1.97		(.67)		N/A		N/A		37
6.58		8,606	1.99		1.99		(.22)		N/A		N/A		36
16.12		7,557	1.96		1.96		(.49)		N/A		N/A		32
1.87	††	6,731	1.95	†	1.95	†	(.56	)†	N/A		N/A		15	††

15.24	††	1	.98	†	.98	†	.91	†	4.48	%†	(2.59	)%†	40	††
14.43		35,733	.90		.90		.51		N/A		N/A		34
(.87)		48,322	.91		.91		.40		N/A		N/A		37
7.69		73,477	.93		.93		.83		N/A		N/A		36
17.37		81,773	.88		.88		.59		N/A		N/A		32
2.43	††	90,077	.91	†	.91	†	.50	†	N/A		N/A		15	††

15.33	††	1	.85	†	.85	†	1.06	†	4.17	†	(2.26	)†	40	††
14.66		3,838	.79		.79		.58		N/A		N/A		34
(.74)		4,228	.78		.78		.52		N/A		N/A		37
7.84		4,975	.79		.79		.98		N/A		N/A		36
17.49		5,678	.78		.78		.70		N/A		N/A		32	††
2.51	††	5,867	.77	†	.77	†	.64	†	N/A		N/A		15	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
REAL ESTATE FUND
Class A
2015 (f)	$10.00	$.09	(a)	$(1.06)	$(.97)	$.07	$—	$.07	$8.96
2016	8.96	.24	(a)	1.11	1.35	.18	.02	.20	10.11
2017	10.11	.14	(a)	(.72)	(.58)	.13	.14	.27	9.26
2018 (h)	9.26	.10	(a)	(.42)	(.32)	.11	.07	.18	8.76
Advisor Class
2015 (f)	10.00	.11	(a)	(1.06)	(.95)	.07	—	.07	8.98
2016	8.98	.27	(a)	1.13	1.40	.21	.02	.23	10.15
2017	10.15	.18	(a)	(.74)	(.56)	.18	.14	.32	9.27
2018 (h)	9.27	.11	(a)	(.41)	(.30)	.12	.07	.19	8.78
Institutional Class
2015 (f)	10.00	.09	(a)	(1.04)	(.95)	.09	—	.09	8.96
2016	8.96	.28	(a)	1.13	1.41	.21	.02	.23	10.14
2017	10.14	.22	(a)	(.77)	(.55)	.19	.14	.33	9.26
2018 (h)	9.26	.13	(a)	(.42)	(.29)	.13	.07	.20	8.77

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Paid Back
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***		Net Investment Income		Portfolio Turnover Rate

(9.67	)%††	$11,410	1.45	%†	1.45	%†	1.99	%†	2.31	%†	1.13	%†	18	%††
15.19		27,741	1.45		1.45		2.47		1.54		2.38		31
(5.77)		40,935	1.45		1.45		1.58		1.45		1.58		17
(3.63	)††	38,214	1.45	†	1.45	†	2.24	†	1.44	†	2.25	†	7	††

(9.45	)††	40,824	1.12	†	1.12	†	2.36	†	1.63	†	1.85	†	18	††
15.66		55,218	1.12		1.12		2.75		1.21		2.66		31
(5.54)		77,398	1.12		1.12		2.09		1.08		2.13		17
(3.34	)††	85,350	1.12	†	1.12	†	2.52	†	1.05	†	2.59	†	7	††

(9.45	)††	963	1.00	†	1.00	†	2.08	†	2.18	†	.90	†	18	††
15.89		634	1.00		1.00		2.87		1.06		2.81		31
(5.45)		575	1.00		1.00		2.38		.94		2.44		17
(3.31	)††	472	1.00	†	1.00	†	2.74		.91	†	2.83	†	7	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain on Investments	Total From Investment Operations	Net Investment Income		Net Realized Gain	Total Distributions		Net Asset Value, End of Period
SELECT GROWTH FUND
Class A
2013	$7.98	$.02		$1.24	$1.26	$—		$—	$—		$9.24
2014	9.24	—	(a)	1.73	1.73	.00	(b)	—	.00	(b)	10.97
2015	10.97	.02	(a)	.65	.67	.00	(b)	—	.00	(b)	11.64
2016	11.64	.02	(a)	.73	.75	.02		1.13	1.15		11.24
2017	11.24	—	(a)	2.38	2.38	.03		1.55	1.58		12.04
2018 (h)	12.04	—	(a)	.97	.97	.01		1.07	1.08		11.93
Class B
2013	7.25	(.06)		1.15	1.09	—		—	—		8.34
2014	8.34	(.07	)(a)	1.55	1.48	—		—	—		9.82
2015	9.82	(.07	)(a)	.59	.52	—		—	—		10.34
2016	10.34	(.06	)(a)	.65	.59	.00	(b)	1.13	1.13		9.80
2017	9.80	(.07	)(a)	2.02	1.95	.02		1.55	1.57		10.18
2018 (h)	10.18	(.04	)(a)	.82	.78	—		1.07	1.07		9.89
Advisor Class
2013 (g)	8.46	.01		.79	.80	—		—	—		9.26
2014	9.26	.06	(a)	1.69	1.75	—		—	—		11.01
2015	11.01	.07	(a)	.66	.73	.01		—	.01		11.73
2016	11.73	.07	(a)	.73	.80	.03		1.13	1.16		11.37
2017	11.37	.05	(a)	2.40	2.45	.04		1.55	1.59		12.23
2018 (h)	12.23	.02	(a)	.99	1.01	.02		1.07	1.09		12.15
Institutional Class
2013 (g)	8.46	.02		.79	.81	—		—	—		9.27
2014	9.27	.05	(a)	1.74	1.79	—		—	—		11.06
2015	11.06	.07	(a)	.66	.73	.02		—	.02		11.77
2016	11.77	.07	(a)	.74	.81	.03		1.13	1.16		11.42
2017	11.42	.05	(a)	2.41	2.46	.04		1.55	1.59		12.29
2018 (h)	12.29	.02	(a)	1.00	1.02	.02		1.07	1.09		12.22

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income (Loss)		Expenses***		Net Investment Loss		Portfolio Turnover Rate

15.79%		$315,833	1.35%		1.35%		.25%		N/A		N/A		71%
18.77		330,595	1.27		1.27		.03		N/A		N/A		33
6.12		352,651	1.25		1.25		.16		N/A		N/A		48
6.50		373,279	1.27		1.27		.22		N/A		N/A		59
24.16		444,933	1.25		1.25		.00		N/A		N/A		58
8.01	††	481,214	1.22	†	1.22	†	(.04	)†	N/A		N/A		10	††

15.03		5,308	2.10		2.10		(.48)		N/A		N/A		71
17.75		4,868	2.06		2.06		(.76)		N/A		N/A		33
5.30		4,101	2.03		2.03		(.63)		N/A		N/A		48
5.71		3,393	2.03		2.03		(.56)		N/A		N/A		59
23.13		3,163	2.01		2.01		(.75)		N/A		N/A		58
7.63	††	3,014	1.98	†	1.98	†	(.80	)†	N/A		N/A		10	††

9.46	††	1	1.02	†	1.02	†	.25	†	4.63	%†	(3.36	)%†	71	††
18.90		31,902	.83		.83		.51		N/A		N/A		33
6.61		46,793	.84		.84		.57		N/A		N/A		48
6.93		66,588	.85		.86		.62		N/A		N/A		59
24.61		81,203	.84		.84		.40		N/A		N/A		58
8.24	††	96,617	.84	†	.84	†	.35	†	N/A		N/A		10	††

9.57	††	1	.89	†	.89	†	.39	†	4.32	†	(3.04	)†	71	††
19.31		3,057	.83		.83		.48		N/A		N/A		33
6.56		3,608	.82		.82		.59		N/A		N/A		48
7.00		3,915	.83		.83		.66		N/A		N/A		59
24.61		4,950	.82		.82		.43		N/A		N/A		58
8.30	††	6,114	.81	†	.81	†	.38	†	N/A		N/A		10	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
SPECIAL SITUATIONS FUND
Class A
2013	$24.40	$.11		$4.68	$4.79	$.12	$1.00	$1.12	$28.07
2014	28.07	.02	(a)	3.16	3.18	—	4.60	4.60	26.65
2015	26.65	.02	(a)	.07	.09	.04	1.43	1.47	25.27
2016	25.27	.17	(a)	2.36	2.53	.02	1.44	1.46	26.34
2017	26.34	—	(a)	5.24	5.24	.16	.24	.40	31.18
2018 (h)	31.18	(.01	)(a)	.67	.66	.01	.87	.88	30.96
Class B
2013	20.67	(.10)		3.96	3.86	.08	1.00	1.08	23.45
2014	23.45	(.17	)(a)	2.62	2.45	—	4.60	4.60	21.30
2015	21.30	(.16	)(a)	.08	(.08)	—	1.43	1.43	19.79
2016	19.79	(.02	)(a)	1.81	1.79	—	1.44	1.44	20.14
2017	20.14	(.19	)(a)	4.01	3.82	.13	.24	.37	23.59
2018 (h)	23.59	(.10	)(a)	.52	.42	—	.87	.87	23.14
Advisor Class
2013 (g)	25.71	.01		2.37	2.38	—	—	—	28.09
2014	28.09	.12	(a)	3.10	3.22	—	4.60	4.60	26.71
2015	26.71	.10	(a)	.08	.18	.08	1.43	1.51	25.38
2016	25.38	.23	(a)	2.39	2.62	.04	1.44	1.48	26.52
2017	26.52	.08	(a)	5.29	5.37	.18	.24	.42	31.47
2018 (h)	31.47	.05	(a)	.68	.73	.04	.87	.91	31.29
Institutional Class
2013 (g)	25.71	.06		2.37	2.43	—	—	—	28.14
2014	28.14	.14	(a)	3.16	3.30	—	4.60	4.60	26.84
2015	26.84	.14	(a)	.08	.22	.16	1.43	1.59	25.47
2016	25.47	.28	(a)	2.39	2.67	.05	1.44	1.49	26.65
2017	26.65	.12	(a)	5.31	5.43	.18	.24	.42	31.66
2018 (h)	31.66	.06	(a)	.69	.75	.05	.87	.92	31.49

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**					Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income (Loss)	Expenses***		Net Investment Income (Loss)	Portfolio Turnover Rate

20.47%		$412,102	1.39%		1.39%		.42%	1.47%		.34%	110%
11.65		425,957	1.33		1.33		.06	1.38		.01	55
.12		432,235	1.32		1.32		.07	1.33		.06	43
10.35		472,720	1.33		1.34		.68	1.34		.68	39
20.06		549,780	1.31		1.31		(.01)	N/A		N/A	27
2.03	††	554,528	1.29	†	1.29	†	(.05 )†	N/A		N/A	27	††

19.62		4,932	2.13		2.13		(.29)	2.21		(.37)	110
10.71		4,441	2.16		2.16		(.77)	2.21		(.82)	55
(.67)		3,618	2.13		2.13		(.74)	2.14		(.75)	43
9.43		3,301	2.14		2.14		(.12)	2.15		(.13)	39
19.13		3,081	2.10		2.10		(.80)	N/A		N/A	27
1.65	††	2,751	2.06	†	2.06	†	(.83 )†	N/A		N/A	27	††

9.26	††	1	1.16	†	1.16	†	.08 †	4.82	†	(3.58)†	110	††
11.82		26,458	1.01		1.01		.39	1.06		.34	55
.46		38,790	1.02		1.03		.37	1.04		.36	43
10.67		59,159	1.03		1.03		.94	1.04		.93	39
20.45		120,912	.97		.97		.34	N/A		N/A	27
2.21	††	145,662	.95	†	.95	†	.29 †	N/A		N/A	27	††

9.45	††	1	.84	†	.84	†	.42 †	4.43	†	(3.17)†	110	††
12.10		5,750	.89		.89		.51	.94		.46	55
.60		5,905	.88		.88		.51	.89		.50	43
10.84		6,914	.88		.89		1.11	.90		1.10	39
20.56		8,712	.87		.87		.42	N/A		N/A	27
2.26	††	8,983	.86	†	.86	†	.38 †	N/A		N/A	27	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
TOTAL RETURN FUND
Class A
2013	$16.81	$.27		$1.99	$2.26	$.34	$.24	$.58	$18.49
2014	18.49	.22	(a)	1.65	1.87	.31	.42	.73	19.63
2015	19.63	.21	(a)	(.68)	(.47)	.28	.67	.95	18.21
2016	18.21	.23	(a)	1.26	1.49	.27	.43	.70	19.00
2017	19.00	.23	(a)	1.27	1.50	.32	.30	.62	19.88
2018 (h)	19.88	.14	(a)	.13	.27	.17	.35	.52	19.63
Class B
2013	16.53	.15		1.95	2.10	.22	.24	.46	18.17
2014	18.17	.07	(a)	1.61	1.68	.16	.42	.58	19.27
2015	19.27	.06	(a)	(.68)	(.62)	.06	.67	.73	17.92
2016	17.92	.09	(a)	1.25	1.34	.13	.43	.56	18.70
2017	18.70	.09	(a)	1.24	1.33	.17	.30	.47	19.56
2018 (h)	19.56	.06	(a)	.12	.18	.09	.35	.44	19.30
Advisor Class
2013 (g)	17.62	.09		.95	1.04	.17	—	.17	18.49
2014	18.49	.29	(a)	1.60	1.89	.32	.42	.74	19.64
2015	19.64	.29	(a)	(.69)	(.40)	.31	.67	.98	18.26
2016	18.26	.26	(a)	1.27	1.53	.32	.43	.75	19.04
2017	19.04	.32	(a)	1.30	1.62	.38	.30	.68	19.98
2018 (h)	19.98	.17	(a)	.13	.30	.20	.35	.55	19.73
Institutional Class
2013 (g)	17.62	.10		.95	1.05	.17	—	.17	18.50
2014	18.50	.30	(a)	1.63	1.93	.36	.42	.78	19.65
2015	19.65	.29	(a)	(.70)	(.41)	.28	.67	.95	18.29
2016	18.29	.31	(a)	1.28	1.59	.32	.43	.75	19.13
2017	19.13	.32	(a)	1.27	1.59	.37	.30	.67	20.05
2018 (h)	20.05	.18	(a)	.13	.31	.21	.35	.56	19.80

*	Calculated without sales charges.
**	Net of expenses waived or assumed (Note 3).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note1G).
†	Annualized
††	Not annualized
(a)	Based on average shares during the period.

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***		Net Investment Loss		Portfolio Turnover Rate

13.77%		$664,054	1.26%		1.26%		1.45%		N/A		N/A		32%
10.18		767,354	1.19		1.19		1.14		N/A		N/A		44
(2.65)		784,281	1.18		1.18		1.05		N/A		N/A		40
8.36		845,726	1.19		1.19		1.27		N/A		N/A		63
8.09		877,311	1.19		1.19		1.22		N/A		N/A		39
1.28	††	852,785	1.16	†	1.16	†	1.35	†	N/A		N/A		20	††

12.98		10,207	2.01		2.01		.71		N/A		N/A		32
9.29		10,016	1.97		1.97		.36		N/A		N/A		44
(3.44)		8,270	1.96		1.96		.27		N/A		N/A		40
7.61		7,774	1.96		1.96		.50		N/A		N/A		63
7.23		6,939	1.93		1.93		.48		N/A		N/A		39
.88	††	6,331	1.92	†	1.92	†	.59	†	N/A		N/A		20	††

5.89	††	1	1.01	†	1.01	†	1.40	†	4.76	%†	(2.35	)%†	32	††
10.34		2,106	.78		.78		1.46		N/A		N/A		44
(2.24)		976	.78		.78		1.44		N/A		N/A		40
8.55		1,213	.82		.82		1.63		N/A		N/A		63
8.69		996	.80		.80		1.61		N/A		N/A		39
1.44	††	945	.82	†	.82	†	1.68	†	N/A		N/A		20	††

5.98	††	1	.82	†	.82	†	1.48	†	4.35	†	(2.05	)†	32	††
10.55		2,885	.78		.78		1.55		N/A		N/A		44
(2.28)		30,644	.77		.77		1.47		N/A		N/A		40
8.88		32,525	.77		.77		1.68		N/A		N/A		63
8.50		33,545	.77		.77		1.65		N/A		N/A		39
1.49	††	33,328	.77	†	.77	†	1.74	†	N/A		N/A		20	††

(b)	Due to rounding, amount is less than .005 per share.
(c)	For the period December 1, 2016 (commencement of operations) to September 30, 2017.
(d)	For the period August 1, 2016 (commencement of operations) to September 30, 2016.
(e)	For the period April 1, 2016 (commencement of operations) to September 30, 2016.
(f)	For the period April 6, 2015 (commencement of operations) to September 30, 2015.
(g)	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
(h)	For the period October 1, 2017 to March 31, 2018.

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Income Funds
First Investors Equity Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Balanced Income Fund, Floating Rate Fund, Fund For Income, Government Fund, Government Cash Management Fund, International Opportunities Bond Fund, Investment Grade Fund, Limited Duration Bond Fund and Strategic Income Fund, (the “Income Funds”), each a series of the First Investors Income Funds and the Covered Call Strategy Fund, Equity Income Fund, Global Fund, Growth & Income Fund, Hedged U.S. Equity Opportunities Fund, International Fund, Long Short Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund (the “Equity Funds”), each a series of First Investors Equity Funds, including the portfolio of investments, as of March 31, 2018, the related statement of operations, the statements of changes in net assets and financial highlights for each of the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Income Funds and Equity Funds as of March 31, 2018, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Income and Equity Funds’ management. Our responsibility is to express an opinion on the Income Funds’ and Equity Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Income Funds and Equity Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the First Investors Family of Funds since 1978.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Income and Equity Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Income Funds’ and Equity Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 30, 2018

Board Considerations of Advisory Contracts and Fees (Unaudited)

FIRST INVESTORS INCOME FUNDS

Consideration of the Sub-Advisory Agreement with Muzinich & Co., Inc. with respect to the Investment Grade Fund, Limited Duration High Quality Bond Fund and Balanced Income Fund

At the November 16, 2017 meeting (the “November Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) of the First Investors Income Funds (the “Trust”), the Board, including a majority of Board members who are not interested persons of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed and approved, for the Investment Grade Fund, Limited Duration High Quality Bond Fund and Balanced Income Fund (each, a “Fund” and collectively, the “Funds”), the sub-advisory agreement (the “Sub-Advisory Agreement”) with Muzinich & Co., Inc. (the Sub-Adviser”).

The Trustees were provided with materials relating to the proposed appointment of the Sub-Adviser by Foresters Investment Management Company, Inc. (“FIMCO”), the Funds’ investment adviser, and by the Sub-Adviser in advance of and at the November Meeting. The Trustees also met in person with senior officers of FIMCO, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to receive information on, and discuss the approval of, the Sub-Advisory Agreement. The material factors and conclusions that formed the basis for the approval of the Sub-Advisory Agreement are discussed below.

In making their determinations, the Trustees took into account management style, investment strategies, investment philosophy and process, the Sub-Adviser’s past performance and the Sub-Adviser’s personnel that would be providing services to the Funds. In evaluating the Sub-Advisory Agreement, the Trustees also reviewed information provided by FIMCO and the Sub-Adviser, including the terms of the Sub-Advisory Agreement and information regarding fee arrangements, including the structure of the sub-advisory fee, the method of computing fees, and the frequency of payment of fees. In addition, the Trustees reviewed, among other things, information regarding the Sub-Adviser’s investment program for implementing a high yield strategy for a portion of each Fund’s assets and compliance program. The Board also considered information provided by the Sub-Adviser in connection with the renewal of its sub-advisory agreement with respect to other funds in the First Investors fund complex a few months prior to the November Meeting.

After discussion and consideration among themselves, and with FIMCO, Trust counsel and Independent Legal Counsel, including during an executive session with Independent Legal Counsel held the day before the November Meeting, the Trustees concluded as follows with respect to the Sub-Advisory Agreement:

●	The nature and extent of the investment sub-advisory services to be provided to the Funds by the Sub-Adviser was consistent with the terms of the Sub-Advisory Agreement;

●	The prospects for satisfactory investment performance of the Funds’ high yield strategy were reasonable;

●	FIMCO and not the Funds would pay the subadvisory fees of the Sub-Adviser and therefore, there would be no change to the overall advisory fees charged to the Funds by FIMCO;

●

The Sub-Adviser had agreed to a fee schedule that included breakpoints to reflect economies of scale, although the Board noted that reduced sub-advisory fees would benefit FIMCO and not the Funds since FIMCO pays the Sub-Adviser out of its investment advisory fees;

●

The cost of services to be provided by the Sub-Adviser to the Funds and the profits realized by the Sub-Adviser from its relationship with the Funds would be assessed when the Trustees first consider the renewal of the Sub-Advisory Agreement; and

●	The Sub-Adviser does not utilize any soft dollar arrangements or receive other “fall out” or ancillary benefits from its services to the Funds.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, concluded that the approval of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders and unanimously approved such Agreement.

Board Considerations of Advisory Contracts and Fees (Unaudited)

FIRST INVESTORS EQUITY FUNDS

Consideration of the Sub-Advisory Agreement with Muzinich & Co., Inc. with respect to the Total Return Fund

At the November 16, 2017 meeting (the “November Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) of the First Investors Equity Funds (the “Trust”), the Board, including a majority of Board members who are not interested persons of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed and approved, for the Total Return Fund (the “Fund”), the sub-advisory agreement (the “Sub-Advisory Agreement”) with Muzinich & Co., Inc. (the Sub-Adviser”).

The Trustees were provided with materials relating to the proposed appointment of the Sub-Adviser by Foresters Investment Management Company, Inc. (“FIMCO”), the Fund’s investment adviser, and by the Sub-Adviser in advance of and at the November Meeting. The Trustees also met in person with senior officers of FIMCO, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to receive information on, and discuss the approval of, the Sub-Advisory Agreement. The material factors and conclusions that formed the basis for the approval of the Sub-Advisory Agreement are discussed below.

In making their determinations, the Trustees took into account management style, investment strategies, investment philosophy and process, the Sub-Adviser’s past performance and the Sub-Adviser’s personnel that would be providing services to the Fund. In evaluating the Sub-Advisory Agreement, the Trustees also reviewed information provided by FIMCO and the Sub-Adviser, including the terms of the Sub-Advisory Agreement and information regarding fee arrangements, including the structure of the sub-advisory fee, the method of computing fees, and the frequency of payment of fees. In addition, the Trustees reviewed, among other things, information regarding the Sub-Adviser’s investment program for implementing a high yield strategy for a portion of the Fund’s assets and compliance program. The Board also considered information provided by the Sub-Adviser in connection with the renewal of its sub-advisory agreement with respect to other funds in the First Investors fund complex a few months prior to the November Meeting.

After discussion and consideration among themselves, and with FIMCO, Trust counsel and Independent Legal Counsel, including during an executive session with Independent Legal Counsel held the day before the November Meeting, the Trustees concluded as follows with respect to the Sub-Advisory Agreement:

●	The nature and extent of the investment sub-advisory services to be provided to the Fund by the Sub-Adviser was consistent with the terms of the Sub-Advisory Agreement;

●	The prospects for satisfactory investment performance of the Fund’s high yield strategy were reasonable;

●	FIMCO and not the Fund would pay the subadvisory fees of the Sub-Adviser and therefore, there would be no change to the overall advisory fees charged to the Fund by FIMCO;

●

The Sub-Adviser had agreed to a fee schedule that included breakpoints to reflect economies of scale, although the Board noted that reduced sub-advisory fees would benefit FIMCO and not the Fund since FIMCO pays the Sub-Adviser out of its investment advisory fees;

●

The cost of services to be provided by the Sub-Adviser to the Fund and the profits realized by the Sub-Adviser from its relationship with the Fund would be assessed when the Trustees first consider the renewal of the Sub-Advisory Agreement; and

●	The Sub-Adviser does not utilize any soft dollar arrangements or receive other “fall out” or ancillary benefits from its services to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, concluded that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved such Agreement.

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

Trustees

Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers

E. Blake Moore Jr.*

President

Marc S. Milgram

Chief Compliance Officer

Joseph I. Benedek

Treasurer

Mark S. Spencer

Assistant Treasurer

Mary C. Carty

Secretary

Carol Lerner Brown

Assistant Secretary

*	Effective February 22, 2018, Mr. E. Blake Moore Jr. became President of the Funds and Foresters Investment Management Company, Inc.

Shareholder Information

Investment Adviser
Foresters Investment Management Company, Inc.
40 Wall Street
New York, NY 10005

Subadviser

(Balanced Income Fund, Floating Rate Fund,
Fund For Income, Investment Grade Fund,
Limited Duration Bond Fund and Total
Return Fund)
Muzinich & Co., Inc.
450 Park Avenue
New York, NY 10022

Subadviser
(International Opportunities Bond Fund)
Brandywine Global Investment Management, LLC
2929 Arch Street
Philadelphia, PA 19104

Subadviser
(Covered Call Strategy Fund)
Ziegler Capital Management, LLC
70 W. Madison Street
Chicago, IL 60602

Subadviser
(Global Fund and Hedged U.S. Equity Opportunities Fund)
Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

Subadviser
(International Fund)
Vontobel Asset Management, Inc.
1540 Broadway
New York, NY 10036

Subadviser
(Long Short Fund)
Lazard Asset Management, LLC
30 Rockefeller Plaza
New York, NY 10112

Subadviser
(Select Growth Fund)
Smith Asset Management Group, L.P.
100 Crescent Court
Dallas, TX 75201

Underwriter
Foresters Financial Services, Inc.
40 Wall Street
New York, NY 10005

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent
Foresters Investor Services, Inc.
Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

NOTES

Foresters Financial

Foresters Financial
40 Wall Street
New York, NY 10005

Save Paper
Sign up for e-delivery
foresters.com

IESAR318

Item 2. Code of Ethics

Not applicable for semi-annual report

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable to open-end investment companies

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a)       The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable for semi-annual report

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	May 25, 2018